UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	File No. 002-58043

Pre-Effective Amendment No.	☐

Post-Effective Amendment No. 5 3	☑

and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	File No. 811-02716

Amendment No. 28	☑

(Check appropriate box or boxes.)

NATIONWIDE VARIABLE ACCOUNT
(Exact Name of Registrant)

NATIONWIDE LIFE INSURANCE COMPANY
(Name of Depositor)

One Nationwide Plaza, Columbus, Ohio 43215
(Address of Depositor's Principal Executive Offices)                                                                                     (Zip Code)

Depositor's Telephone Number, including Area Code	(614) 249-7111

Robert W. Horner, III, Vice President and Secretary, One Nationwide Plaza, Columbus, Ohio 43215
(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering	May 1, 2010

It is proposed that this filing will become effective (check appropriate box)
☐      immediately upon filing pursuant to paragraph (b)
☑      on May 1, 2010 pursuant to paragraph (b)
☐      60 days after filing pursuant to paragraph (a)(1)
☐      on (date) pursuant to paragraph (a)(1)
If appropriate, check the following box:
☐      this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered	Deferred Variable Annuity Contract

SOLOIST®
NATIONWIDE LIFE INSURANCE COMPANY
Individual Deferred Variable Annuity Contracts
Issued by Nationwide Life Insurance Company through its Nationwide Variable Account
The date of this prospectus is May 1, 20 10 .

This prospectus contains basic information you should understand about the contracts before investing.  Please read this prospectus carefully and keep it for future reference.

Variable annuities are complex investment products with unique benefits and advantages that may be particularly useful in meeting long-term savings and retirement needs. There are costs and charges associated with these benefits and advantages - costs and charges that are different, or do not exist at all, within other investment products. With help from financial consultants and advisers, investors are encouraged to compare and contrast the costs and benefits of the variable annuity described in this prospectus against those of other investment products, especially other variable annuity and variable life insurance products offered by Nationwide and its affiliates. Nationwide offers a wide array of such products, many with different charges, benefit features and underlying investment options. This process of comparison and analysis should aid in determining whether the purchase of the contract described in this prospectus is consistent with your investment objectives, risk tolerance, investment time horizon, marital status, tax situation and other personal characteristics and needs.

The Statement of Additional Information (dated May 1, 20 10 ), which contains additional information about the contracts and the Variable Account, has been filed with the Securities and Exchange Commission ("SEC") and is incorporated herein by reference.  The table of contents for the Statement of Additional Information is on page 22.  For general information or to obtain free copies of the Statement of Additional Information, call 1-800-848-6331 (TDD 1-800-238-3035) or write:
Nationwide Life Insurance Company
5100 Rings Road (RR1-04-F4)
Dublin, Ohio 43017-1522

Information about this and other Nationwide products can be found at: www.nationwide.com.

Information about us and the product (including the Statement of Additional Information) may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., or may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, 100 F Street NE, Washington, D.C. 20549-0102.  Additional information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090.  The SEC also maintains a web site (www.sec.gov) that contains the prospectus, the SAI, material incorporated by reference, and other information.

Before investing, understand that annuities and/or life insurance products are not insured by the FDIC or any other Federal government agency, and are not deposits or obligations of, guaranteed by, or insured by the depository institution where offered or any of its affiliates.  Annuities that involve investment risk may lose value.  These securities have not been approved or disapproved by the SEC, nor has the SEC passed upon the accuracy or adequacy of the prospectus.  Any representation to the contrary is a criminal offense.

The Sub-Accounts available under this contract invest in the underlying mutual funds of the portfolio companies listed below.

•	Aberdeen
•	Aberdeen Global Fixed Income Fund
•	American Century
•	American Century Variable Portfolios, Inc.
•	Credit Suisse
•	Delaware
•	Dreyfus
•	Evergreen
•	Federated
•	Fidelity
•	Fidelity Variable Insurance Products Fund
•	Franklin Mutual Series Fund, Inc.
•	Franklin Templeton Variable Insurance Products Trust
•	Invesco
•	Janus
•	Lazard
•	MFS®
•	Nationwide
•	Nationwide Variable Insurance Trust
•	Neuberger Berman
•	Oppenheimer
•	Oppenheimer Variable Account Funds
•	Templeton
•	Virtus
•	Wells Fargo Advantage Funds

For a complete list of the available Sub-Accounts, please refer to Appendix A: Underlying Mutual Funds.  For more information on the underlying mutual funds, please refer to the prospectus for the mutual fund. Purchase payments not invested in the underlying mutual funds of the Nationwide Variable Account may be allocated to the Fixed Account.

Glossary of Special Terms

Accumulation Unit- An accounting unit of measure used to calculate the contract value allocated to the Variable Account before the Annuitization Date.

Annuitant - The person upon whose continuation of life benefit payments involving life contingencies depends.

Annuitization Date- The date on which annuity payments begin.

Annuity Commencement Date- The date on which annuity payments are scheduled to begin.  This date may be changed by the contract owner with Nationwide’s consent.

Annuity Unit- An accounting unit of measure used to calculate variable annuity payments.

Contract Value- The total of all Accumulation Units in a contract, any amount held in the Fixed Account and any amounts transferred as a loan to the collateral Fixed Account.

Contract Year- Each year the contract is in force beginning with the date the contract is issued.

Daily Net Assets- A figure that is calculated at the end of each Valuation Date and represents the sum of all the contract owners’ interests in the variable Sub-Accounts after the deduction of contract and underlying mutual fund expenses.

ERISA- The Employee Retirement Income Security Act of 1974, as amended.

FDIC – Federal Deposit Insurance Corporation.

Fixed Account- An investment option that is funded by Nationwide’s general account .  Amounts allocated to the Fixed Account will receive periodic interest, subject to a guaranteed minimum crediting rate.

General Account- All assets of Nationwide other than those of the Variable Account or in other separate accounts that have been or may be established by Nationwide.

Individual Retirement Account- An account that qualifies for favorable tax treatment under Section 408(a) of the Internal Revenue Code, but does not include Roth IRAs.

Individual Retirement Annuity- An annuity contract that qualifies for favorable tax treatment under Section 408(b) of the Internal Revenue Code, but does not include Roth IRAs or Simple IRAs.

Nationwide- Nationwide Life Insurance Company.

Net Asset Value – The value of one share of an underlying mutual fund at the close of the New York Stock Exchange.

Non-Qualified Contract- A contract which does not qualify for favorable tax treatment as a Qualified Plan, Individual Retirement Annuity, Roth IRA, SEP IRA, or Simple IRA.

Qualified Plans- Retirement plans which receive favorable tax treatment under Section 401 or 403(a) of the Internal Revenue Code.

Roth IRA- An annuity contract which qualifies for favorable tax treatment under Section 408A of the Internal Revenue Code.

SEC – Securities and Exchange Commission.

Simple IRA- An Individual Retirement Account as defined by Section 408(a) or an Individual Retirement Annuity as defined by Section 408(b) of the Internal Revenue Code to which the only contributions that can be made are contributions under a Simple Plan and rollovers or transfers from another Simple IRA.

Simple Plan- The Savings Incentive Match Plan for Employees of Small Employers.  This plan is a written arrangement established under Section 408(p) of the Internal Revenue Code which provides a simplified tax-favored retirement plan for Small Employers.  In a Simple Plan, each employee may choose whether to have the Small Employer make payments as contributions under the Simple Plan or to receive these payments directly in cash.  A Small Employer that chooses to establish a Simple Plan must make either matching contributions or non-elective contributions.  All contributions under a Simple Plan are made to Simple IRAs.

Small Employer- An employer that had no more than 100 employees who earned $5,000 or more in compensation during the preceding calendar year.

Sub-Accounts- Divisions of the Variable Account , each of which invests in a single underlying mutual fund.

Tax Sheltered Annuity- An annuity that qualifies for favorable tax treatment under Section 403(b) of the Internal Revenue Code.

Two-Year Period- The Two-Year Period begins on the first day in which contributions made by a Small Employer are deposited into the individual employee’s Simple IRA.

Valuation Date - Each day the New York Stock Exchange is open for business, or any other day during which there is a sufficient degree of trading of underlying mutual fund shares such that the current Net Asset Value of Accumulation Units or Annuity Units might be materially affected.  Values of the Variable Account are determined as of the close of the New York Stock Exchange which generally closes at 4:00 p.m. Eastern Time, but may close earlier on certain days and as conditions warrant.

Valuation Period- The period of time commencing at the close of a Valuation Date and ending at the close of the New York Stock Exchange for the next succeeding Valuation Date.

Variable Account- Nationwide Variable Account, a separate account of Nationwide that contains Variable Account allocations.  The Variable Account is divided into Sub-Accounts, each of which invests in shares of a separate underlying mutual fund.

Table of Contents	Page
Glossary of Special Terms	2
Contract Expenses	5
Underlying Mutual Fund Annual Expenses	5
Example	6
Synopsis of the Contracts	6
Charges and Expenses
Annuity Payments
Taxation
Ten Day Free Look
Condensed Financial Information	7
Financial Statements	7
Nationwide Life Insurance Company	7
Nationwide Investment Services Corporation	7
Investing in the Contract	7
The Variable Account and Underlying Mutual Funds
The Fixed Account
The Contract in General	9
Distribution, Promotional and Sales Expenses
Underlying Mutual Fund Payments
Profitability
Contract Modification
Charges and Deductions	11
Mortality and Expense Risk Charge
Administration Charge
Contingent Deferred Sales Charge ("CDSC")
Waiver of CDSC
Contract Maintenance Charge
Premium Taxes
Short-Term Trading Fees
Contract Ownership	13
Annuitant
Beneficiary and Contingent Beneficiary
Operation of the Contract	13
Pricing
Allocation of Purchase Payments
Determining the Contract Value
Transfer Requests
Transfer Restrictions
Transfers Prior to Annuitization
Transfers After Annuitization
Right to Revoke	17
Surrender (Redemption) Prior to Annuitization	17
Partial Surrenders (Partial Redemptions)
Full Surrenders (Full Redemptions)
Surrenders Under a Qualified Plan
Contract Owner Services	18
Asset Rebalancing
Dollar Cost Averaging
Systematic Withdrawals
Annuity Commencement Date	19
Annuitizing the Contract	19
Annuitization Date
Annuitization
Fixed Payment Annuity
Variable Payment Annuity
Frequency and Amount of Annuity Payments
Annuity Payment Options

Contract Expenses

The following tables describe the fees and expenses that a contract owner will pay when buying, owning, or surrendering the contract.

The first table describes the fees and expenses a contract owner will pay at the time the contract is purchased, surrendered, or when cash value is transferred between investment options.

Contract Owner Transaction Expenses
Maximum Contingent Deferred Sales Charge ("CDSC") (as a percentage of purchase payments surrendered)
Maximum CDSC for contracts issued on or after January 1, 1993									7%1
Number of Completed Years from Date of Purchase Payment	0	1	2	3	4	5	6	7
CDSC Percentage	7%	6%	5%	4%	3%	2%	1%	0%
Some state jurisdictions require a lower CDSC schedule. Please refer to your contract for state specific information.
Maximum CDSC for contracts issued prior to January 1, 1993									5%2
Maximum Premium Tax Charge (as a percentage of purchase payments)									5%3
Maximum Short-Term Trading Fee (as a percentage of transaction amount)									1%

The next table describes the fees and expenses that a contract owner will pay periodically during the life of the contract (not including underlying mutual fund fees and expenses).

Recurring Contract Expenses
Maximum Annual Contract Maintenance Charge	$304
Variable Account Annual Expenses ( assessed as an annualized rate of total Variable Account charges as a percentage of the Daily Net Assets)5
Variable Account Annual Expenses for contracts issued on or after January 1, 1993
Mortality and Expense Risk Charge	1.25%
Administration Charge	0.05%
Total Variable Account Annual Expenses	1.30%
Variable Account Annual Expenses for contracts issued prior to January 1, 1993
Mortality and Expense Risk Charge	1.30%

Underlying Mutual Fund Annual Expenses

The next table provides the minimum and maximum total operating expenses, as of December 31, 200 9 , charged by the underlying mutual funds that you may pay periodically during the life of the Contract.  The table does not reflect Short-Term Trading Fees.  More detail concerning each underlying mutual fund’s fees and expenses is contained in the prospectus for each underlying mutual fund.

Total Annual Underlying Mutual Fund Operating Expenses	Minimum	Maximum

(expenses that are deducted from underlying mutual fund assets, including management fees, distribution (12b-1) fees, and other expenses, as a percentage of underlying mutual fund assets)	0.50%	2.85%

The minimum and maximum underlying mutual fund operating expenses indicated above do not reflect voluntary or contractual reimbursements and/or waivers applied to some underlying mutual funds.  Therefore, actual expenses could be lower.  Refer to the underlying mutual fund prospectuses for specific expense information.

1 Starting with the second year after a purchase payment has been made, 10% of that purchase payment may be withdrawn without a CDSC.  The CDSC is waived:

(1) for first year withdrawals of up to 10% of purchase payments for Individual Retirement Account rollover contracts; or

(2) for any amount withdrawn to meet minimum distribution requirements under the Internal Revenue Code.
This free withdrawal privilege is non-cumulative.  Free amounts not taken during any given Contract Year cannot be taken as free amounts in a subsequent Contract Year.  The Internal Revenue Code may impose restrictions on surrenders from contracts issued to fund Qualified Plans.
As required by federal law, no CDSC will be assessed to contracts issued under a Simple Plan.  References throughout this prospectus to CDSC do not apply to contracts issued under Simple Plans.

2 After the first year from the date of any purchase payment, the contract owner may withdraw 5% of that purchase payment without a CDSC.

3 Nationwide will charge between 0% and 5% of purchase payments for premium taxes levied by state or other government entities.   The amount assessed to the contract will equal the amount assessed by the state or government entity.

4 The Contract Maintenance Charge is deducted annually from all contracts on each contract anniversary and upon a full surrender of the contract.

5 These charges apply only to Sub-Account allocations.  They do not apply to allocations made to the fixed account.  They are charged on a daily basis at the annualized rate noted above.

Example

This Example is intended to help contract owners compare the cost of investing in the contract with the cost of investing in other variable annuity contracts.  These costs include contract owner transaction expenses, contract fees, Variable Account annual expenses, and underlying mutual fund fees and expenses.  The Example does not reflect premium taxes or Short-Term Trading Fees which, if reflected, would result in higher expenses.

The Example assumes:
•	a $10,000 investment in the contract for the time periods indicated;
•	a 5% return each year;
•	the maximum and the minimum fees and expenses of any of the underlying mutual funds;
•	the 7 year CDSC schedule;
•	a $30 Contract Maintenance Charge expressed as a percentage of the average account size; and
•	the total Variable Account charges associated with the contract (1.30%).

	If you surrender your contract at the end of the applicable time period				If you annuitize your contract at the end of the applicable time period				If you do not surrender your contract
	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.
Maximum Total Underlying Mutual Fund Operating Expenses ( 2.85%)	1,067	1,766	2,532	4,742	*	1,406	2,352	4,742	467	1,406	2,352	4,742
Minimum Total Underlying Mutual Fund Operating Expenses ( 0.50%)	821	1,040	1,346	2,504	*	680	1,166	2,504	221	680	1,166	2,504

*The contracts sold under this prospectus do not permit annuitization during the first two Contract Years.

Synopsis of the Contracts

The contracts described in this prospectus are deferred variable annuity contracts.  Contracts issued prior to January 1, 1993 were issued to the trustees of Qualified Plans as Qualified Contracts.  Currently (and at all times after January 1, 1993), the contracts are issued to custodians of Individual Retirement Accounts for the benefit of Individual Retirement Account holders.

Contracts issued after January 1, 1993 do not qualify for tax-deferral under federal tax rules governing non-qualified annuities or Individual Retirement Annuities.  Such contracts are, however, issued to custodians of Individual Retirement Accounts for the benefit of Individual Retirement Account holders.  Such account holders will be the Annuitant under these contracts.  Annuity payments under the contracts are deferred until a selected later date.

For more detailed information with regard to the differences in contract types, please see Appendix C: Contract Types and Tax Information later in the prospectus. Prospective purchasers may apply to purchase a contract through broker dealers that have entered into a selling agreement with Nationwide Investment Services Corporation.

Surrenders

Contract Owners may generally surrender some or all of their Contract Value at any time prior to annuitization by notifying Nationwide in writing.  See the " Surrender (Redemption) Prior to Annuitization " section later in this prospectus.  After the Annuitization Date, surrenders are not permitted.  See the " Surrender (Redemption) After Annuitization " section later in this prospectus.

Charges and Expenses

Underlying Mutual Fund Annual Expenses

The underlying mutual funds charge fees and expenses that are deducted from underlying mutual fund assets.  These fees and expenses are in addition to the fees and expenses assessed by the contract.  The prospectus for each underlying mutual fund provides information regarding the fees and expenses applicable to the fund.

Short-Term Trading Fees

Some underlying mutual funds may assess (or reserve the right to assess) a short-term trading fee in connection with transfers from a Sub-Account that occur within 60 days after the date of allocation to the Sub-Account.  Any short-term trading fee assessed by any underlying mutual fund available in conjunction with the contracts described in this prospectus will equal 1% of the amount determined to be engaged in short-term trading.

Nationwide deducts a Mortality and Expense Risk Charge equal to an annualized rate of 1.25% of the Daily Net Assets of the Variable Account.  For contracts issued prior to January 1, 1993, the Mortality and Expense Risk Charge is equal to an annualized rate of 1.30% of the Daily Net Assets of the Variable Account.  Nationwide assesses this charge to offset expenses incurred in the day to day business of issuing, distributing and maintaining variable annuity contracts.

For contracts issued on or after January 1, 1993, Nationwide deducts an Administration Charge equal to an annualized rate of 0.05% of the Daily Net Assets of the Variable Account.

Nationwide does not deduct a sales charge from purchase payments upon deposit into the contract. However, if any part of the Contract Value is surrendered, Nationwide will, with certain exceptions, deduct a CDSC not to exceed 7% of purchase payments surrendered.  For contracts issued before January 1, 1993, Nationwide will deduct a CDSC not to exceed 5% of purchase payments surrendered.

On each contract anniversary, Nationwide will deduct a Contract Maintenance Charge of $30 from the Contract Value.

Nationwide reserves the right to refuse any purchase payment that would result in the cumulative total for all contracts issued by Nationwide on the life of any one Annuitant to exceed $1,000,000.   Its decision as to whether or not to accept a purchase payment in excess of that amount will be based on one or more factors, including, but not limited to: age, spouse age (if applicable), Annuitant age, state of issue, total purchase payments, optional benefits elected, current market conditions, and current hedging costs.  All such decisions will be based on internally established actuarial guidelines and will be applied in a non-discriminatory manner.  In the event that we do not accept a purchase payment under these guidelines, we will immediately return the purchase payment in its entirety in the same manner as it was received.  If we accept the purchase payment, it will be applied to the contract immediately and will receive the next calculated Accumulation Unit value.  Any references in this prospectus to purchase payment amounts in excess of $1,000,000 are assumed to have been approved by Nationwide.

Annuity Payments

Annuity payments begin on the Annuitization Date and will be based on the annuity payment option chosen prior to annuitization.  Annuity payments will generally be received within 7 to 10 days after each annuity payment date.

Taxation

How a contract is taxed depends on the type of contract issued and the purpose for which the contract is purchased. Nationwide will charge against the contract any premium taxes levied by any governmental authority.  Premium tax rates currently range from 0% to 5% (see "Federal Tax Considerations" in Appendix C: Contract Types and Tax Information" and "Premium Taxes).

Ten Day Free Look

Under state insurance laws, contract owners have the right, during a limited period of time, to examine their contract and decide if they want to keep it or cancel it.  This right is referred to as a "free look" right.  The length of this time period depends on state law and may vary depending on whether your purchase is replacing another annuity contract you own.

If the contract owner elects to cancel the contract pursuant to the free look provision, where required by law, Nationwide will return the greater of the Contract Value or the amount of purchase payment(s) applied during the free look period and applicable federal and state income tax withholding.  Otherwise, Nationwide will return the Contract Value, less any applicable federal and state income tax withholding.

See "Right to Revoke" later in this prospectus for more information.

Condensed Financial Information

The value of an Accumulation Unit is determined on the basis of changes in the per share value of the underlying mutual funds and Variable Account charges (for more information on the calculation of Accumulation Unit values, see "Determining Variable Account Value – Valuing an Accumulation Unit").  Please refer to Appendix B: Condensed Financial Information for information regarding Accumulation Units.

Financial Statements

Financial statements for the Variable Account and consolidated financial statements for Nationwide are located in the Statement of Additional Information.  A current Statement of Additional Information may be obtained without charge by contacting Nationwide’s home office at the telephone number listed on page 1 of this prospectus.

Nationwide Life Insurance Company

Nationwide , the depositor, is a stock life insurance company organized under Ohio law in March, 1929 with its home office at One Nationwide Plaza, Columbus, Ohio 43215.  Nationwide is a provider of life insurance, annuities and retirement products.  It is admitted to do business in all states, the District of Columbia and Puerto Rico.

Nationwide is a member of the Nationwide group of companies.  Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company (the "Companies") are the ultimate controlling persons of the Nationwide group of companies.  The Companies were organized under Ohio law in December 1925 and 1933 respectively.  The Companies engage in a general insurance and reinsurance business, except life insurance.

Nationwide Investment Services Corporation

The contracts are distributed by the general distributor, Nationwide Investment Services Corporation. ("NISC"), One Nationwide Plaza, Columbus, Ohio 43215.  NISC is a wholly owned subsidiary of Nationwide.

Investing in the Contract

The Variable Account and Underlying Mutual Funds

Nationwide Variable Account is a Variable Account that invests in the underlying mutual funds listed in Appendix A.  Nationwide established the Variable Account on March 3, 1976, pursuant to Ohio law.  Although the Variable Account is registered with the SEC as a unit investment trust pursuant to the Investment Company Act of 1940 ("1940 Act"), the SEC does not supervise the management of Nationwide or the Variable Account.

Income, gains, and losses credited to, or charged against, the Variable Account reflect the Variable Account’s own investment experience and not the investment experience of Nationwide’s other assets.  The Variable Account’s assets are held separately from Nationwide’s assets and are not chargeable with liabilities incurred in any other business of Nationwide.  Nationwide is obligated to pay all amounts promised to contract owners under the contracts.

The Variable Account is divided into Sub-Accounts, each corresponding to a single underlying mutual fund.  Nationwide uses the assets of each Sub-Account to buy shares of the underlying mutual funds based on contract owner instructions.  The Sub-Account contains shares attributable to Accumulation Units under Individual Retirement Accounts, Roth IRAs, SEP IRAs, Simple IRAs and Qualified Contracts.

Contract owners receive underlying mutual fund prospectuses when they make their initial Sub-Account allocations and any time they change those allocations. Contract owners can obtain prospectuses for underlying funds at any other time by contacting Nationwide’s home office at the telephone number listed on page 1 of this prospectus.  Contract owners should read these prospectuses carefully before investing.

The particular underlying mutual funds available under the contract may change from time to time.  Specifically, underlying mutual funds or underlying mutual fund share classes that are currently available may be removed or closed off to future investment.  New underlying mutual funds or new share classes of currently available underlying mutual funds may be added.  Contract owners will receive notice of any such changes that affect their contract.

Voting Rights

Contract owners who have allocated assets to the underlying mutual funds are entitled to certain voting rights.  Nationwide will vote contract owner shares at special shareholder meetings based on contract owner instructions.  However, if the law changes and Nationwide is allowed to vote in its own right, it may elect to do so.

Contract owners with voting interests in an underlying mutual fund will be notified of issues requiring the shareholders’ vote as soon as possible before the shareholder meeting.  Notification will contain proxy materials and a form with which to give Nationwide voting instructions.  Nationwide will vote shares for which no instructions are received in the same proportion as those that are received.  What this means to you is that when only a small number of contract owners vote, each vote has a greater impact on, and may control the outcome.

The number of shares which a contract owner may vote is determined by dividing the cash value of the amount they have allocated to an underlying mutual fund by the Net Asset Value of that underlying mutual fund.  Nationwide will designate a date for this determination not more than 90 days before the shareholder meeting.

Material Conflicts

The underlying mutual funds may be offered through separate accounts of other insurance companies, as well as through other separate accounts of Nationwide.  Nationwide does not anticipate any disadvantages to this.  However, it is possible that a conflict may arise between the interests of the Variable Account and one or more of the other separate accounts in which these underlying mutual funds participate.

Material conflicts may occur due to a change in law affecting the operations of variable life insurance policies and variable annuity contracts, or differences in the voting instructions of the contract owners and those of other companies.  If a material conflict occurs, Nationwide will take whatever steps are necessary to protect contract owners and variable annuity payees, including withdrawal of the Variable Account from participation in the underlying mutual fund(s) involved in the conflict.

Substitution of Securities

Nationwide may substitute, eliminate, or combine shares of another underlying mutual fund for shares already purchased or to be purchased in the future if either of the following occurs:

1)	shares of a current underlying mutual fund are no longer available for investment; or

2)	further investment in an underlying mutual fund is inappropriate.

No substitution, elimination, or combination of shares may take place without the prior approval of the SEC.  All affected contract owners will be notified in the event there is a substitution, elimination or combination of shares.

In April 2009, Nationwide filed an application with the SEC for an order permitting it to substitute assets allocated to certain underlying mutual funds into other underlying mutual funds available under the contract that have similar investment objectives and strategies.  If and when Nationwide receives SEC approval for these substitutions, affected contract owners will be notified in advance of the specific details relating to the substitutions and will be given an opportunity to make alternate investment allocations.

Deregistration of the Separate Account

Nationwide may deregister Nationwide Variable Account under the 1940 Act in the event the separate account meets an exemption from registration under the 1940 Act, if there are no shareholders in the separate account or for any other purpose approved by the SEC.

No deregistration may take place without the prior approval of the SEC.  All contract owners will be notified in the event Nationwide deregisters Nationwide Variable Account.

The Fixed Account

The Fixed Account is an investment option that is funded by assets of Nationwide’s General Account.  The General Account contains all of Nationwide’s assets other than those in this and other Nationwide separate accounts and is used to support Nationwide’s annuity and insurance obligations.  The General Account is not subject to the same laws as the Variable Account and the SEC has not reviewed material in this prospectus relating to the Fixed Account.

Purchase payments will be allocated to the Fixed Account by election of the contract owner.  Nationwide reserves the right to limit or refuse purchase payments allocated to the Fixed

Account at its sole discretion.  Nationwide reserves the right to refuse transfers into the Fixed Account if the Fixed Account value is (or would be after the transfer) equal to or greater than 25% of the Contract Value at the time the transfer is requested.  Generally, Nationwide will invoke this right when interest rates are low by historical standards.

The investment income earned by the Fixed Account will be allocated to the contracts at varying guaranteed interest rate(s) depending on the following categories of Fixed Account allocations:

•
New Money Rate – The rate credited on the Fixed Account allocation when the contract is purchased or when subsequent purchase payments are made.  Subsequent purchase payments may receive different New Money Rates than the rate when the contract was issued, since the New Money Rate is subject to change based on market conditions.

•
Variable Account to Fixed Rate – Allocations transferred from any of the underlying investment options in the Variable Account to the Fixed Account may receive a different rate.  The rate may be lower than the New Money Rate.  There may be limits on the amount and frequency of movements from the Variable Account to the Fixed Account.

•
Renewal Rate – The rate available for maturing Fixed Account allocations which are entering a new guarantee period.  The contract owner will be notified of this rate in a letter issued with the quarterly statements when any of the money in the contract owner’s Fixed Account matures.  At that time, the contract owner will have an opportunity to leave the money in the Fixed Account and receive the Renewal Rate or the contract owner can move the money to any of the other underlying mutual fund options.

•
Dollar Cost Averaging Rate – From time to time, Nationwide may offer a more favorable rate for an initial purchase payment into a new contract when used in conjunction with a Dollar Cost Averaging program.

All of these rates are subject to change on a daily basis; however, once applied to the Fixed Account, the interest rates are guaranteed until the end of the calendar quarter during the12 month anniversary in which the Fixed Account allocation occurs.

Credited interest rates are annualized rates – the effective yield of interest over a one-year period.  Interest is credited to each contract on a daily basis.  As a result, the credited interest rate is compounded daily to achieve the stated effective yield.

The guaranteed rate for any purchase payment will be effective for not less than twelve months.  Nationwide guarantees that this rate will not be less than the minimum interest rate required by applicable state law per year.

Any interest in excess of the minimum interest rate required by applicable state law will be credited to Fixed Account allocations at Nationwide’s sole discretion.  The contract owner assumes the risk that interest credited to Fixed Account allocations may not exceed the minimum interest rate required by applicable state law for any given year.

Nationwide guarantees that the Fixed Account Contract Value will not be less than the amount of the purchase payments allocated to the Fixed Account, plus interest credited as described above, less any applicable charges including CDSC.

The Contract in General

Variable annuities are complex investment products with unique benefits and advantages that may be particularly useful in meeting long-term savings and retirement needs.  There are costs and charges associated with these benefits and advantages – costs and charges that are different, or do not exist at all, within other investment products.  With help from financial consultants and advisers, investors are encouraged to compare and contrast the costs and benefits of the variable annuity described in this prospectus against those of other investment products, especially other variable annuity and variable life insurance products offered by Nationwide and its affiliates.

Not all benefits, programs, features and investment options described in this prospectus are available or approved for use in every state.  For more detailed information regarding provisions that vary by state, please see Appendix D: State Variations later in this prospectus.

Nationwide offers a wide array of such products, many with different charges, benefit features and underlying investment options.  This process of comparison and analysis should aid in determining whether the purchase of the contract described in this prospectus is consistent with your investment objectives, risk tolerance, investment time horizon, marital status, tax situation and other personal characteristics and needs.  Not all benefits, programs, features and investment options described in this prospectus are available or approved for use in every state.

In order to comply with the USA Patriot Act and rules promulgated thereunder, Nationwide has implemented procedures designed to prevent contracts described in this prospectus from being used to facilitate money laundering or the financing of terrorist activities.

In general, deferred variable annuities are long-term investments; they are not intended as short-term investments.  Accordingly, Nationwide has designed the contract to offer features, pricing, and investment options that encourage long-term ownership.  It is very important that contract owners and prospective contract owners understand all the costs associated with owning a contract, and if and how those costs change during the lifetime of the contract.  Contract and optional charges may not be the same in later Contract Years as they are in early Contract Years.  The various contract and optional benefit charges are assessed in order to compensate Nationwide for administrative services, distribution and operational expenses, and assumed actuarial risks associated with the contract.

Following is a discussion of some relevant factors that may be of particular interest to prospective investors.

Distribution, Promotional and Sales Expenses

Nationwide pays commissions to the firms that sell the contracts.  The maximum gross commission that Nationwide will pay on the sale of the contracts is 5.25% of purchase payments.  Note that the individual registered representatives typically receive only a portion of this amount; the remainder is retained by the firm.  Nationwide may also, instead of a premium-based commission, pay an asset-based commission (sometimes referred to as "trails" or "residuals"), or a combination of the two.

In addition to or partially in lieu of commission, Nationwide may also pay the selling firms a marketing allowance, which is based on the firm’s ability and demonstrated willingness to promote and market Nationwide's products.  How any marketing allowance is spent is determined by the firm, but generally will be used to finance firm activities that may contribute to the promotion and marketing of Nationwide's products.  For more information on the exact compensation arrangement associated with this contract, please consult your registered representative.

Underlying Mutual Fund Payments

Nationwide’s Relationship with the Underlying Mutual Funds

The underlying mutual funds incur expenses each time they sell, administer, or redeem their shares.  The Variable Account aggregates contract owner purchase, redemption, and transfer requests and submits net or aggregated purchase/redemption requests to each underlying mutual fund daily.   The Variable Account (and not the contract owners) is the underlying mutual fund shareholder.  When the Variable Account aggregates transactions, the underlying mutual fund does not incur the expense of processing individual transactions it would normally incur if it sold its shares directly to the public.  Nationwide incurs these expenses instead.

Nationwide also incurs the distribution costs of selling the contract (as discussed above), which benefit the underlying mutual funds by providing contract owners with Sub-Account options that correspond to the underlying mutual funds.

An investment adviser or subadviser of an underlying mutual fund or its affiliates may provide Nationwide or its affiliates with wholesaling services that assist in the distribution of the contract and may pay Nationwide or its affiliates to participate in educational and/or marketing activities.  These activities may provide the adviser or subadviser (or their affiliates) with increased exposure to persons involved in the distribution of the contract.

Types of Payments Nationwide Receives

In light of the above, the underlying mutual funds and their affiliates make certain payments to Nationwide or its affiliates (the "payments").  The amount of these payments is typically based on a percentage of assets invested in the underlying mutual funds attributable to the contracts and other variable contracts Nationwide and its affiliates issue, but in some cases may involve a flat fee.  These payments may be used by us for any corporate purpose, which include reducing the prices of the contracts, paying expenses that Nationwide or its affiliates incur in promoting, marketing, and administering the contracts and the underlying mutual funds, and achieving a profit.

Nationwide or its affiliates receive the following types of payments:

•	Underlying mutual fund 12b-1 fees, which are deducted from underlying mutual fund assets;

•	Sub-transfer agent fees or fees pursuant to administrative service plans adopted by the underlying mutual fund, which may be deducted from underlying mutual fund assets; and

•
Payments by an underlying mutual fund’s adviser or subadviser (or its affiliates).  Such payments may be derived, in whole or in part, from the advisory fee, which is deducted from underlying mutual fund assets and is reflected in mutual fund charges.

Furthermore, Nationwide benefits from assets invested in Nationwide’s affiliated underlying mutual funds (i.e., Nationwide Variable Insurance Trust and/or Nationwide Mutual Funds) because its affiliates also receive compensation from the underlying mutual funds for investment advisory, administrative, transfer agency, distribution, and/or other services.  Thus, Nationwide may receive more revenue with respect to affiliated underlying mutual funds than unaffiliated underlying mutual funds.

Nationwide took into consideration the anticipated payments from the underlying mutual funds when we determined the charges imposed under the contracts (apart from fees and expenses imposed by the underlying mutual funds).  Without these payments, Nationwide would have imposed higher charges under the contract.

Amount of Payments Nationwide Receives

For the year ended December 31, 200 9 , the underlying mutual fund payments Nationwide and its affiliates received from the underlying mutual funds did not exceed 0. 5 5% (as a percentage of the average Daily Net Assets invested in the underlying mutual funds) offered through this contract or other variable contracts that Nationwide and its affiliates issue.  Payments from investment advisers or subadvisers to participate in educational and/or marketing activities have not been taken into account in this percentage.

Most underlying mutual funds or their affiliates have agreed to make payments to Nationwide or its affiliates, although the applicable percentages may vary from underlying mutual fund to underlying mutual fund and some may not make any payments at all.  Because the amount of the actual payments Nationwide and its affiliates receive depends on the assets of the underlying mutual funds attributable to the contract, Nationwide and its affiliates may receive higher payments from underlying mutual funds with lower percentages (but greater assets) than from underlying mutual funds that have higher percentages (but fewer assets).

For additional information related to amount of payments Nationwide receives, go to www.nationwide.com.

Identification of Underlying Mutual Funds

Nationwide may consider several criteria when identifying the underlying mutual funds, including some or all of the following:  investment objectives, investment process, investment performance, risk characteristics, investment capabilities, experience and resources, investment consistency, and fund expenses.  Another factor Nationwide considers during the identification process is whether the underlying mutual fund’s adviser or subadviser is one of our affiliates or whether the underlying mutual fund, its adviser, its subadviser(s), or an affiliate will make payments to us or our affiliates.

There may be underlying mutual funds with lower fees, as well as other variable contracts that offer underlying mutual funds with lower fees.  You should consider all of the fees and charges of the contract in relation to its features and benefits when making your decision to invest.  Please note that higher contract and underlying mutual fund fees and charges have a direct effect on and may lower your investment performance.

Profitability

Nationwide does consider profitability when determining the charges in the contract.  In early Contract Years, Nationwide does not anticipate earning a profit, since that is a time when administrative and distribution expenses are typically higher.  Nationwide does, however, anticipate earning a profit in later Contract Years.  In general, Nationwide's profit will be greater the higher the investment return and the longer the contract is held.

Contract Modification

Nationwide may modify the annuity contracts, but no modification will affect the amount or term of any annuity contract unless a modification is required to conform the annuity contract to applicable federal or state law.  No modification will affect the method by which the Contract Values are determined.

Charges and Deductions

Mortality and Expense Risk Charge

Nationwide deducts a Mortality and Expense Risk Charge from the Variable Account.

This amount is computed on a daily basis and is equal to an annualized rate of 1.25% (1.30% for contracts issued prior to January 1, 1993) of the Daily Net Assets of the Variable Account.

The mortality risk component is equal to an annualized rate of 0.80% of the Daily Net Assets of the Variable Account and compensates Nationwide for guaranteeing the annuity purchase rates of the contracts.  This guarantee ensures that the annuity purchase rates will not change regardless of the death rates of annuity payees or the general population.

The expense risk component is equal to an annualized rate of 0.45% (0.50% for contracts issued prior to January 1, 1993) of the Daily Net Assets of the Variable Account and compensates Nationwide for guaranteeing that that charges will not increase regardless of actual expenses.

Nationwide expects to generate profit from this charge.  If the Mortality and Expense Risk Charge is insufficient to cover actual expenses, the loss is borne by Nationwide.

Administration Charge

For contracts issued on or after January 1, 1993, Nationwide deducts an Administration Charge from the Variable Account.  This charge is computed on a daily basis and is equal to an annualized rate of 0.05% of the Daily Net Assets of the Variable Account.  The Administration Charge reimburses Nationwide for administrative expenses.  Nationwide will monitor this charge to ensure that it does not exceed actual administration expenses.

Contingent Deferred Sales Charge ("CDSC")

No sales charge deduction is made from the purchase payments when amounts are deposited into the contract.  However, if any part of the contract is surrendered, Nationwide will, with certain exceptions, deduct a CDSC.  The CDSC will not exceed 7% of purchase payments surrendered (5% of purchase payments surrendered for contracts issued prior to January 1, 1993).

The CDSC, when it is applicable, is used to cover sales expenses, including commissions, production of sales literature and other promotional expenses.  Any shortfall will be made up from the General Account of Nationwide, which may indirectly include portions of the Mortality and Expense Risk Charge since Nationwide expects to generate a profit from this charge.

Withdrawals may be restricted for contracts issued pursuant to a Qualified Plan.  No CDSC is deducted on transfers between the Fixed Account and the Variable Account.  The contract owner may be subject to a tax penalty if withdrawals are taken prior to age 59½.

For purposes of the CDSC, surrenders under a contract come first from the purchase payments which have been on deposit under the contract for the longest time period.  (For tax purposes, a surrender is usually treated as a withdrawal of earnings first.)

For contracts issued on or after January 1, 1993, CDSC is calculated by multiplying the applicable CDSC percentage (noted below) by the amount of the purchase payment surrendered.

Number of Completed Years from Date of Purchase Payment	CDSC Percentage
0	7%
1	6%
2	5%
3	4%
4	3%
5	2%
6	1%
7	0%

Starting with the second year after a purchase payment has been made under the contract, 10% of that purchase payment may be withdrawn each year without imposition of the CDSC.  This free withdrawal privilege is non-cumulative and will not exceed 10% of the purchase payment in any year. The CDSC is waived:

a)	for first year withdrawals of up to 10% of purchase payments for Individual Retirement Account rollover contracts; or

b)	for any amount withdrawn from this contract in order to meet minimum distribution requirements under the Internal Revenue Code.

For contracts issued before January 1, 1993, Nationwide may deduct a CDSC equal to 5% of the lesser of the total of all purchase payments made within 8 years of the date of the surrender request, or the amount surrendered.  In no event will any CDSC be charged against any amounts held under the contract for at least 8 years.  Certain partial surrenders may be requested for which no CDSC will be assessed.  For any purchase payments made, the contract owner (or Annuitant, if applicable) may, after the first year from the date of each purchase payment, withdraw without a CDSC, up to 5% of that purchase payment for each year that the purchase payment has remained on deposit (less the amount of such purchase payment previously surrendered free of charge).

Waiver of CDSC

For contracts sold to Qualified Plans established on or after January 1, 1993, as described in Section 401 of the Internal Revenue Code, SEP IRAs sold on or after January 1, 1993, and Roth IRAs, Nationwide will waive the CDSC when:

1)	the plan participant experiences a case of hardship (as defined for purposes of Internal Revenue Code Section 401(k));

2)	the plan participant becomes disabled (within the meaning of Internal Revenue Code Section 72(m)(7));

3)	the plan participant attains age 59 ½ and has participated in the contract for at least 5 years, as determined from the contract anniversary date;

4)	the plan participant has participated in the contract for at least 15 years as determined from the contract anniversary date;

5)	the plan participant dies; or

6)	the plan participant annuitizes after 2 years in the contract.

For Individual Retirement Accounts, Nationwide will waive the CDSC when:

1)	the designated Annuitant dies; or

2)	the contract owner annuitizes after 2 years in the contract.

This contract is not designed for and does not support active trading strategies.  In order to protect investors in this contract that do not utilize such strategies, Nationwide may initiate certain exchange offers intended to provide contract owners that meet certain criteria with an alternate variable annuity designed to accommodate active trading.  If this contract is exchanged as part of an exchange offer, the exchange will be made on the basis of the relative Net Asset Values of the exchanged contract.  Furthermore, no CDSC will be assessed on the exchanged assets and Nationwide will "tack" the contract’s CDSC schedule onto the new contract.  This means that the CDSC schedule will not start anew on the exchanged assets in the new contract; rather, the CDSC schedule from the exchanged contract will be applied to the exchanged assets both in terms of percentages and the number of completed Contract Years.  This enables the contract owner to exchange into the new contract without having to start a new CDSC schedule on exchanged assets.  However, if subsequent purchase payments are made to the new contract, they will be subject to any applicable CDSC schedule that is part of the new contract.

In no event will elimination of the CDSC be permitted where such elimination would be unfairly discriminatory to any person, or where it is prohibited by law.

Contract Maintenance Charge

Each year on the contract anniversary (and on the date of surrender upon full surrender of the contact), Nationwide deducts a Contract Maintenance Charge of $30 from the Contract Value.  This charge reimburses Nationwide for administrative expenses relating to the issuance and maintenance of the contract.  For contracts issued to Qualified Plans described in Section 401 of the Internal Revenue Code, established on or after January 1, 1993 and SEP IRAs established between January 1, 1993 and August 1, 1994, the Contract Maintenance Charge varies from $0 to $30 depending on certain underwriting considerations.  Such underwriting considerations include the size of the group, the average participant account balance transferred to Nationwide, if any, and administrative savings.  For contracts issued to Qualified Plans described in Section 401 of the Internal Revenue Code and SEP IRAs established on or after August 1, 1994, the Contract Maintenance Charge varies from $0 to $12.  Variances are based on internal underwriting guidelines.  The Contract Maintenance Charge will be deducted proportionately from the Fixed Account and Variable Account in the same percentages as purchase payments are allocated at the time of the deduction.

Premium Taxes

Nationwide will charge against the Contract Value any premium taxes levied by a state or other government entity.  Premium tax rates currently range from 0% to 5%.  This range is subject to change.  Nationwide will assess premium taxes to the contract at the time Nationwide is assessed the premium taxes by the state.  Premium tax requirements vary from state to state.

Premium taxes may be deducted from death benefit proceeds.

Short-Term Trading Fees

Some underlying mutual funds may assess (or reserve the right to assess) a short-term trading fee in connection with transfers from a Sub-Account that occur within 60 days after the date of allocation to the Sub-Account.

Short-term trading fees are intended to compensate the underlying mutual fund (and contract owners with interests allocated in the underlying mutual fund) for the negative impact on fund performance that may result from frequent, short-term trading strategies.  Short-term trading fees are not intended to affect the large majority of contract owners not engaged in such strategies.

Any short-term trading fee assessed by any underlying mutual fund available in conjunction with the contracts described in this prospectus will equal 1% of the amount determined to be engaged in short-term trading.  Short-term trading fees will only apply to those Sub-Accounts corresponding to underlying mutual funds that charge such fees (see the underlying mutual fund prospectus).  Any short-term trading fees paid are retained by the underlying mutual fund, not by Nationwide, and are part of the underlying mutual fund’s assets.  Contract owners are responsible for monitoring the length of time allocations are held in any particular underlying mutual fund.  Nationwide will not provide advance notice of the assessment of any applicable short-term trading fee.

For a complete list of the underlying mutual funds offered under the contract that assess (or reserve the right to assess) a short-term trading fee, please see "Underlying Mutual Fund Annual Expenses" earlier in this prospectus.

If a short-term trading fee is assessed, the underlying mutual fund will charge the Variable Account 1% of the amount determined to be engaged in short-term trading.  The Variable Account will then pass the short-term trading fee on to the specific contract owner that engaged in short-term trading by deducting an amount equal to the short-term trading fee from that contract owner’s Sub-Account value.  All such fees will be remitted to the underlying mutual fund; none of the fee proceeds will be retained by Nationwide or the Variable Account.

When multiple purchase payments (or exchanges) are made to a Sub-Account that is subject to short-term trading fees, transfers will be considered to be made on a first in/first out (FIFO) basis for purposes of determining short-term trading fees.  In other words, units held the longest time will be treated as being transferred first, and units held for the shortest time will be treated as being transferred last.

Some transactions are not subject to the short-term trading fees.  Transactions that are not subject to short-term trading fees include:

•	scheduled and systematic transfers, such as Dollar Cost Averaging, Asset Rebalancing, and Systematic Withdrawals;

•	contract surrenders, including CDSC-free withdrawals;

•	surrenders of Annuity Units to make annuity payments;

•	surrenders of Accumulation Units to pay the annual Contract Maintenance Charge;

•	surrenders of Accumulation Units to pay a death benefit; or

•	transfers made upon annuitization of the contract.

New share classes of certain currently available underlying mutual funds may be added as investment options under the contracts.  These new share classes may require the assessment of short-term trading or redemption fees.  When these new share classes are added, new purchase payment allocations and exchange reallocations to the underlying mutual funds in question may be limited to the new share class.

Contract Ownership

All contract rights are exercised by the Annuitant.  Throughout this prospectus, discussions relating to the rights and capabilities of a contract owner under the contracts apply to the Annuitant.

The Annuitant exercising the rights of the contract owner may request a change in the Annuitant, contingent Annuitant, beneficiary, or contingent beneficiary before the Annuitization Date.  These changes must be:

•	on a Nationwide form;

•	signed by the Annuitant; and

•	received at Nationwide’s home office before the Annuitization Date.

Nationwide must review and approve any change requests.  If there is a change of Annuitant, distributions will be made as if the contract owner died at the time of the change.

Annuitant

The Annuitant is the person who will receive annuity payments and upon whose continuation of life any annuity payment involving life contingencies depends.  This person must be age 78 or younger at the time of contract issuance, unless Nationwide approves a request for an Annuitant of greater age.

The Annuitant may be changed prior to the Annuitization Date with the consent of Nationwide.

Although not the contract owner, the Annuitant may exercise contract rights if authorized by the holder of the contract (an Individual Retirement Account or Qualified Plan trustee(s)).

Beneficiary and Contingent Beneficiary

The beneficiary is the person who is entitled to the death benefit if the Annuitant dies before the Annuitization Date and there is no contingent Annuitant.  More than one beneficiary can be named.  Multiple beneficiaries will share the death benefit equally, unless otherwise specified.

The beneficiary or contingent beneficiary may be changed during the Annuitant’s lifetime by submitting a written request to Nationwide.  Once recorded, the change will be effective as of the date it was signed, whether or not the Annuitant was living at the time the change was recorded.  The change will not affect any action taken by Nationwide before the change was recorded.

Operation of the Contract

The cumulative total of all purchase payments under contracts issued by Nationwide on the life of any one Annuitant cannot exceed $1,000,000 without Nationwide’s prior consent.  Any references in this prospectus to purchase payment amounts in excess of $1,000,000 are assumed to have been approved by Nationwide.

Nationwide prohibits subsequent purchase payments made after death of the contract owner(s) or the Annuitant. If upon notification of death of the contract owner(s) or the Annuitant, it is determined that death occurred prior to a subsequent purchase payment being made, Nationwide reserves the right to return the purchase payment subject to investment performance.

Pricing

Initial purchase payments allocated to Sub-Accounts will be priced at the Accumulation Unit value determined no later than 2 business days after receipt of an order to purchase if the application and all necessary information are complete.  If the application is not complete, Nationwide may retain a purchase payment for up to 5 business days while attempting to complete it.  If the application is not completed within 5 business days, the prospective purchaser will be informed of the reason for the delay.  The purchase payment will be returned unless the prospective purchaser specifically allows Nationwide to hold the purchase payment until the application is completed.

Subsequent purchase payments will be priced based on the next available Accumulation Unit value after the payment is received. If a subsequent purchase payment is received at Nationwide's home office (along with all necessary information) after the close of the New York Stock Exchange, it will be priced at the Accumulation Unit value determined on the following Valuation day.

Except on the days listed below and on weekends, purchase payments, transfers and surrenders are priced every day.  Purchase payments will not be priced when the New York Stock Exchange is closed or on the following nationally recognized holidays:

• New Year's Day	• Independence Day
• Martin Luther King, Jr. Day	• Labor Day
• Presidents’ Day	• Thanksgiving
• Good Friday	• Christmas
• Memorial Day

Nationwide also will not price purchase payments if:

1)	trading on the New York Stock Exchange is restricted;

2)	an emergency exists making disposal or valuation of securities held in the Variable Account impracticable; or

3)	the SEC, by order, permits a suspension or postponement for the protection of security holders.

Rules and regulations of the SEC will govern as to when the conditions described in (2) and (3) exist.

If Nationwide is closed on days when the New York Stock Exchange is open, Contract Value may change and contract owners will not have access to their accounts.

Allocation of Purchase Payments

Nationwide allocates purchase payments to the Sub-Accounts and the Fixed Account as instructed by the contract owner.  Shares of the underlying mutual funds allocated to the Sub-Accounts are purchased at Net Asset Value, then converted into Accumulation Units.  Nationwide reserves the right to limit or refuse purchase payments allocated to the Fixed Account at its sole discretion.

Contract owners can change allocations or make exchanges among the Sub-Accounts or the Fixed Account.  However, no change may be made that would result in an amount less than 1% of the purchase payments being allocated to any Sub-Account.  Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

Determining the Contract Value

The Contract Value is the sum of:

1)	the value of amounts allocated to the Sub-Accounts of the Variable Account; and

2)	amounts allocated to the Fixed Account.

If part or all of the Contract Value is surrendered, or charges are assessed against the whole Contract Value, Nationwide will deduct a proportionate amount from each Sub-Account and the Fixed Account based on current cash values.

Determining Variable Account Value – Valuing an Accumulation Unit

Purchase payments or transfers allocated to Sub-Accounts are accounted for in Accumulation Units.  Accumulation Unit values (for each Sub-Account) are determined by calculating the net investment factor for the underlying mutual funds for the current Valuation Period and multiplying that result with the Accumulation Unit values determined on the previous Valuation Period.

Nationwide uses the net investment factor as a way to calculate the investment performance of a Sub-Account from Valuation Period to Valuation Period.  For each Sub-Account, the net investment factor shows the investment performance of the underlying mutual fund in which a particular Sub-Account invests, including the charges assessed against that Sub-Account for a Valuation Period.

The net investment factor for any particular Sub-Account is determined by dividing (a) by (b), and then subtracting (c) from the result, where:

a)	is the sum of:

1)	the Net Asset Value of the underlying mutual fund as of the end of the current Valuation Period; and

2)	the per share amount of any dividend or income distributions made by the underlying mutual fund (if the date of the dividend or income distribution occurs during the current Valuation Period);

b)	is the Net Asset Value of the underlying mutual fund determined as of the end of the preceding Valuation Period; and

c)	is a factor representing the daily Variable Account charges. The factor is equal to an annualized rate of 1.30% of the Daily Net Assets of the Variable Account.

Based on the net investment factor, the value of an Accumulation Unit may increase or decrease.  Changes in the net investment factor may not be directly proportional to changes in the Net Asset Value of the underlying mutual fund shares because of the deduction of Variable Account charges.

Though the number of Accumulation Units will not change as a result of investment experience, the value of an Accumulation Unit may increase or decrease from Valuation Period to Valuation Period.

Determining Fixed Account Value

Nationwide determines the value of the Fixed Account by:

1)	adding all amounts allocated to the Fixed Account, minus amounts previously transferred or withdrawn; and

2)	adding any interest earned on the amounts allocated.

Transfer Requests

Contract owners may submit transfer requests in writing, over the telephone, or via the internet.  Nationwide will use reasonable procedures to confirm that instructions are genuine and will not be liable for following instructions that it reasonably determined to be genuine.

Nationwide may restrict or withdraw the telephone and/or internet transfer privilege at any time.

Generally, Sub-Account transfers will receive the Accumulation Unit value next computed after the transfer request is received.  However, if a contract that is limited to submitting transfer requests via U.S. mail submits a transfer request via internet or telephone pursuant to Nationwide's one-day delay policy, the transfer will be executed on the next business day after the exchange request is received by Nationwide (see "Managers of Multiple Contracts").

Interest Rate Guarantee Period

The interest rate guarantee period is the period of time that the Fixed Account interest rate is guaranteed to remain the same.  Within 45 days of the end of an interest rate guarantee period, transfers may be made from the Fixed Account to the Variable Account.  Nationwide will determine the amount that may be transferred and will declare this amount at the end of the guarantee period.  This amount will not be less than 10% of the amount in the Fixed Account that is maturing.

For new purchase payments allocated to the Fixed Account, or transfers to the Fixed Account from the Variable Account this period begins on the date of deposit or transfer and ends on the one year anniversary of the deposit or transfer.  The guaranteed interest rate period may last for up to 3 months beyond the 1 year anniversary because guaranteed terms end on the last day of a calendar quarter.

During an interest rate guarantee period, transfers cannot be made from the Fixed Account, and amounts transferred to the Fixed Account must remain on deposit.

Transfer Restrictions

Neither the contracts described in this prospectus nor the underlying mutual funds are designed to support active trading strategies that require frequent movement between or among Sub-Accounts (sometimes referred to as "market-timing" or "short-term trading").  A contract owner who intends to use an active trading strategy should consult his/her registered representative and request information on other Nationwide variable annuity contracts that offer underlying mutual funds that are designed specifically to support active trading strategies.

Nationwide discourages (and will take action to deter) short-term trading in this contract because the frequent movement between or among Sub-Accounts may negatively impact other investors in the contract.  Short-term trading can result in:

•	the dilution of the value of the investors’ interests in the underlying mutual fund;

•
underlying mutual fund managers taking actions that negatively impact performance (keeping a larger portion of the underlying mutual fund assets in cash or liquidating investments prematurely in order to support redemption requests); and/or

•	increased administrative costs due to frequent purchases and redemptions.

To protect investors in this contract from the negative impact of these practices, Nationwide has implemented, or reserves the right to implement, several processes and/or restrictions aimed at eliminating the negative impact of active trading strategies. Nationwide makes no assurances that all risks associated with short-term trading will be completely eliminated by these processes and/or restrictions.

Nationwide cannot guarantee that its attempts to deter active trading strategies will be successful.  If we are unable to deter active trading strategies, the performance of the Sub-Accounts that are actively traded may be adversely impacted.

Redemption Fees

Some underlying mutual funds assess a short-term trading fee in connection with transfers from a Sub-Account that occur within 60 days after the date of the allocation to the Sub-Account.  The fee is assessed against the amount transferred and is paid to the underlying mutual fund.  Redemption fees compensate the underlying mutual fund for any negative impact on fund performance resulting from short-term trading.  For more information on short-term trading fees, please see the "Short-Term Trading Fees" provision.

U.S. Mail Restrictions

Nationwide monitors transfer activity in order to identify those who may be engaged in harmful trading practices.  Transaction reports are produced and examined.  Generally, a contract may appear on these reports if the contract owner (or a third party acting on their behalf) engages in a certain number of "transfer events" in a given period.  A "transfer event" is any transfer, or combination of transfers, occurring on a given trading day (Valuation Period).  For example, if a contract owner executes multiple transfers involving 10 underlying mutual funds in one day, this counts as one transfer event.  A single transfer occurring on a given trading day and involving only 2 underlying mutual funds (or one underlying mutual fund if the transfer is made to or from the Fixed Account) will also count as one transfer event.

As a result of this monitoring process, Nationwide may restrict the method of communication by which transfer orders will be accepted.

In general, Nationwide will adhere to the following guidelines:

Trading Behavior	Nationwide's Response
6 or more transfer events in one calendar quarter
Nationwide will mail a letter to the contract owner notifying them that:

(1) they have been identified as engaging in harmful trading practices; and

(2) if their transfer events exceed 11 in 2 consecutive calendar quarters or 20 in one calendar year, the contract owner will be limited to submitting transfer requests via U.S. mail on a Nationwide issued form.

More than 11 transfer events in 2 consecutive calendar quarters OR More than 20 transfer events in one calendar year	Nationwide will automatically limit the contract owner to submitting transfer requests via U.S. mail on a Nationwide issued form.

Each January 1st, Nationwide will start the monitoring anew, so that each contract starts with 0 transfer events each January 1.  See, however, the "Other Restrictions" provision below.

Managers of Multiple Contracts

Some investment advisers/representatives manage the assets of multiple Nationwide contracts pursuant to trading authority granted or conveyed by multiple contract owners.  These multi-contract advisers will generally be required by Nationwide to submit all transfer requests via U.S. mail.

Nationwide may, as an administrative practice, implement a "one-day delay" program for these multi-contract advisers, which they can use in addition to or in lieu of submitting transfer requests via U.S. mail.  The one-day delay option permits multi-contract advisers to continue to submit transfer requests via the internet or telephone.  However, transfer requests submitted by multi-contract advisers via the internet or telephone will not receive the next available Accumulation Unit value.  Rather, they will receive the Accumulation Unit value that is calculated on the following business day.  Transfer requests submitted under the one-day delay program are irrevocable.  Multi-contract advisers will receive advance notice of being subject to the one-day delay program.

Other Restrictions

Contract owners that are required to submit transfer requests via U.S. mail will be required to use a Nationwide issued form for their transfer request.  Nationwide will refuse transfer requests that either do not use the Nationwide issued form for their transfer request or fail to provide accurate and complete information on their transfer request form.  In the event that a contract owner’s transfer request is refused by Nationwide, they will receive notice in writing by U.S. Mail and will be required to resubmit their transfer request on a Nationwide issued form.

Nationwide reserves the right to refuse or limit transfer requests, or take any other action it deems necessary, in order to protect contract owners, annuitants, and beneficiaries from the negative investment results that may result from short-term trading or other harmful investment practices employed by some contract owners (or third parties acting on their behalf).  In particular, trading strategies designed to avoid or take advantage of Nationwide's monitoring procedures (and other measures aimed at curbing harmful trading practices) that are nevertheless determined by Nationwide to constitute harmful trading practices, may be restricted.

Any restrictions that Nationwide implements will be applied consistently and uniformly.

Underlying Mutual Fund Restrictions and Prohibitions

Pursuant to regulations adopted by the SEC, Nationwide is required to enter into written agreements with the underlying mutual funds which allow the underlying mutual funds to:

(1)	request the taxpayer identification number, international taxpayer identification number, or other government issued identifier of any Nationwide contract owner;

(2)	request the amounts and dates of any purchase, redemption, transfer or exchange request ("transaction information"); and

(3)
instruct Nationwide to restrict or prohibit further purchases or exchanges by contract owners that violate policies established by the underlying mutual fund (whose policies may be more restrictive than Nationwide’s policies).

Nationwide is required to provide such transaction information to the underlying mutual funds upon their request.  In addition, Nationwide is required to restrict or prohibit further purchases or exchange requests upon instruction from the underlying mutual fund.  Nationwide and any affected contract owner may not have advance notice of such instructions from an underlying mutual fund to restrict or prohibit further purchases or exchange requests.  If an underlying mutual fund refuses to accept a purchase or exchange request submitted by Nationwide, Nationwide will keep any affected contract owner in their current underlying mutual fund allocation.

Transfers Prior to Annuitization

Transfers from the Fixed Account to the Variable Account

Contract owners may request to have Fixed Account allocations transferred to the Variable Account only upon reaching the end of an interest rate guarantee period.  Normally, Nationwide will permit 100% of such Fixed Account allocations to be transferred to the Variable Account; however Nationwide may, under certain economic conditions and at its discretion, limit the maximum transferable amount.  Under no circumstances will the maximum transferable amount be less than 10% of the Fixed Account allocation reaching the end of an interest rate guarantee period.  Transfers of the Fixed Account allocations must be made within 45 days after reaching the end of an interest rate guarantee period.

Contract owners who use Dollar Cost Averaging may transfer from the Fixed Account to the Variable Account under the terms of that program (see "Dollar Cost Averaging").

Transfers to the Fixed Account

Contract owners may request to have Variable Account allocations transferred to the Fixed Account at any time.  Normally, Nationwide will not restrict transfers from the Variable Account to the Fixed Account, however, Nationwide may establish a maximum transfer limit from the Variable Account to the Fixed Account.  Except as noted below, the transfer limit will not be less than 10% of the current value of the Variable Account.  Nationwide reserves the right to refuse transfers to the Fixed Account from the Variable Account if the Fixed Account value is (or would be after the transfer) equal to or greater than 25% of the Contract Value at the time the transfer is requested.  Generally, Nationwide will invoke this right when interest rates are low by historical standards.

Transfers Among the Sub-Accounts

A contract owner may request to transfer allocations among the Sub-Accounts at any time, subject to terms and conditions imposed by this prospectus and the underlying mutual funds.

Transfers After Annuitization

After annuitization, transfers may only be made on the anniversary of the Annuitization Date.

Right to Revoke

If the contract owner elects to cancel the contract, he/she may return it to Nationwide’s home office within a certain period of time known as the "free look" period.  Depending on the state in which the contract was purchased (and, in some states, if the contract is purchased as a replacement for another annuity contract), the free look period may be 10 days or longer.  For ease of administration, Nationwide will honor any free look cancellation that is received at Nationwide’s home office or postmarked within 30 days after the contract issue date.  For contracts issued in the State of California, Nationwide will honor any free look cancellation that is received at Nationwide’s home office or postmarked within 35 days after the contract issue date.  The contract issue date is the date the initial purchase payment is applied to the contract.

If the contract owner elects to cancel the contract pursuant to the free look provision, where required by law, Nationwide will return the greater of the Contract Value or the amount of purchase payment(s) applied during the free look period, less any applicable federal and state income tax withholding.  Otherwise, Nationwide will return the Contract Value, less any applicable federal and state income tax withholding.

Where state law requires the return of purchase payments upon cancellation of the contract during the free look period, Nationwide will allocate initial purchase payments allocated to Sub-Accounts to the money market Sub-Account during the free look period.   After the free look period, Nationwide will reallocate the Contract Value among the Sub-Accounts based on the instructions contained on the application.  Where state law requires the return of Contract Value upon cancellation of the contract during the free look period, Nationwide will immediately allocate initial purchase payments to the investment options based on the instructions contained on the application.

Liability of the Variable Account under this provision is limited to the Contract Value in each Sub-Account on the date of revocation.  Any additional amounts refunded to the contract owner will be paid by Nationwide.

Surrender (Redemption) Prior to Annuitization

Contract owners may surrender some or all of their Contract Value before the earlier of the Annuitization Date or the Annuitant’s death.  Surrenders from the contract may be subject to federal income tax and/or a penalty tax.  See "Federal Income Taxes" in Appendix C: Contract Types and Tax Information.  Surrender requests must be in writing and Nationwide may require additional information.  When taking a full surrender, the contract must accompany the written request.  Nationwide may require a signature guarantee.

Nationwide will pay any amount surrendered from the Sub-Accounts within 7 days.  However, Nationwide may suspend or postpone payment when it is unable to price a purchase payment or transfer.  (See the "Pricing " sub-section of "The Operation of the Contract" section of this prospectus. )

Nationwide may be required by state law to reserve the right to postpone payment of assets in the Fixed Account for a period of up to six months from the date of the surrender request.

Partial Surrenders (Partial Redemptions)

Nationwide will surrender Accumulation Units from the Sub-Accounts and an amount from the Fixed Account.  The amount withdrawn from each investment option will be in proportion to the value in each option at the time of the surrender request.

A CDSC may apply.  The contract owner may direct Nationwide to deduct the CDSC either from:

a)	the amount requested; or

b)	the Contract Value remaining after the contract owner has received the amount requested.

If the contract owner does not make a specific election, any applicable CDSC will be taken from the Contract Value remaining after the contract owner has received the amount requested.

The CDSC deducted is a percentage of the amount requested by the contract owner.  Amounts deducted for CDSC are not subject to subsequent CDSC.

Partial Surrenders to Pay Investment Advisory Fees

Some contract owners utilize an investment adviser(s) to manage their assets, for which the investment adviser assesses a fee.  Investment advisers are not endorsed or affiliated with Nationwide and Nationwide makes no representation as to their qualifications.  The fees for these investment advisory services are specified in the respective account agreements and are separate from and in addition to the contract fees and expenses described in this prospectus.  Some contract owners authorize their investment adviser to take a partial surrender(s)

from the contract in order to collect investment advisory fees.  Surrenders taken from this contract to pay advisory or investment management fees are subject to the CDSC provisions of the contract and may be subject to income tax and/or tax penalties.

Full Surrenders (Full Redemptions)

The Contract Value upon full surrender may be more or less than the total of all purchase payments made to the contract.  The Contract Value will reflect:

•	Variable Account charges;

•	the Contract Maintenance Charge;

•	underlying mutual fund charges;

•	investment performance of the underlying mutual funds; and

•	amounts allocated to the Fixed Account and any interest credited.

A CDSC may apply.

Surrenders Under a Qualified Plan

The contract surrender provisions may be modified pursuant to the plan terms and Internal Revenue Code provisions when the contract is issued to fund a Qualified Plan.

Contract Owner Services

Asset Rebalancing

Asset Rebalancing is the automatic reallocation of Contract Values to the Sub-Accounts on a predetermined percentage basis.  Asset Rebalancing is not available for assets held in the Fixed Account.  Requests for Asset Rebalancing must be on a Nationwide form.  Once Asset Rebalancing is elected, it will only be terminated upon specific instruction from the contract owner; manual transfers will not automatically terminate the program.

Asset Rebalancing occurs every three months or on another frequency if permitted by Nationwide.  If the last day of the three-month period falls on a Saturday, Sunday, recognized holiday, or any other day when the New York Stock Exchange is closed, Asset Rebalancing will occur on the next business day.  Each Asset Rebalancing reallocation is considered a transfer event.

Asset Rebalancing may be subject to employer limitations or restrictions for contracts issued to a Qualified Plan.  Contract owners should consult a financial adviser to discuss the use of Asset Rebalancing.

Nationwide reserves the right to stop establishing new Asset Rebalancing programs.  Nationwide also reserves the right to assess a processing fee for this service.

Dollar Cost Averaging

Dollar Cost Averaging is a long-term transfer program that allows you to make regular, level investments over time.  It involves the automatic transfer of a specified amount from certain Sub-Accounts and the Fixed Account into other Sub-Accounts.  Nationwide does not guarantee that this program will result in profit or protect contract owners from loss.

Contract owners direct Nationwide to automatically transfer specified amounts from the Fixed Account and the:

•	Nationwide Money Market Fund: Prime Shares

to any other underlying mutual fund. Dollar Cost Averaging transfers may not be directed to the Fixed Account.

Transfers occur monthly or on another frequency if permitted by Nationwide.  Dollar Cost Averaging transfers are not considered transfer events.  Nationwide will process transfers until either the value in the originating investment option is exhausted, or the contract owner instructs Nationwide to stop the transfers.

Nationwide reserves the right to stop establishing new Dollar Cost Averaging programs.  Nationwide also reserves the right to assess a processing fee for this service.

Dollar Cost Averaging from the Fixed Account

Transfers from the Fixed Account must be equal to or less than 1/30th of the Fixed Account value at the time the program is requested.  A Dollar Cost Averaging program which transfers amounts from the Fixed Account to the Variable Account is not the same as an Enhanced Rate Dollar Cost Averaging program.  Contract owners that wish to utilize Dollar Cost Averaging from the Fixed Account should first inquire as to whether any Enhanced Rate Dollar Cost Averaging programs are available.

Enhanced Rate Dollar Cost Averaging Program

Nationwide may, from time to time, offer Enhanced Rate Dollar Cost Averaging programs.  Only new purchase payments to the contract are eligible to participate in this program.  Nationwide reserves the right to require a minimum balance to establish the Enhanced Rate Dollar Cost Averaging program.  Dollar Cost Averaging transfers for this program may only be made from the Fixed Account.  Such Enhanced Rate Dollar Cost Averaging programs allow the contract owner to earn a higher rate of interest on assets in the Fixed Account than would normally be credited when not participating in the program.  Each enhanced interest rate is guaranteed for as long as the corresponding program is in effect.  Nationwide will process transfers until either amounts in the enhanced rate Fixed Account are exhausted, or the contract owner instructs Nationwide in writing to stop the transfers.  For this program only, when a written request to discontinue transfers is received, Nationwide will automatically transfer the remaining amount in the enhanced rate Fixed Account to the Nationwide Money Market Fund: Prime Shares

Systematic Withdrawals

Systematic Withdrawals allow contract owners (or Annuitants if authorized) to receive a specified amount (of at least $100) on a monthly, quarterly, semi-annual, or annual basis.  Requests for Systematic Withdrawals and requests to discontinue Systematic Withdrawals must be in writing.  The withdrawals will be taken from the Sub-Accounts and the

Fixed Account proportionately unless Nationwide is instructed otherwise.

If the contract owner takes Systematic Withdrawals, the maximum amount that can be withdrawn annually without a CDSC is the greater of:

1)	10% of all purchase payments made to the contract as of the withdrawal date; or

2)	an amount withdrawn to meet minimum distribution requirements under the Internal Revenue Code.

The CDSC-free withdrawal privilege for Systematic Withdrawals is non-cumulative.  Free amounts not taken during any Contract Year cannot be taken as free amounts in a subsequent Contract Year.

Nationwide will withhold federal income taxes from systematic withdrawals unless otherwise instructed by the contract owner.  The Internal Revenue Service may impose a 10% penalty tax if the contract owner is under age 59½ unless the contract owner has made an irrevocable election of distributions of substantially equal payments.

A CDSC may apply to amounts taken through systematic withdrawals.

Nationwide reserves the right to stop establishing new Systematic Withdrawal programs.  Nationwide also reserves the right to assess a processing fee for this service.  Systematic Withdrawals are not available before the end of the ten-day free look period (see "Right to Revoke").

Annuity Commencement Date

The Annuity Commencement Date is the date on which annuity payments are scheduled to begin.  The Annuity Commencement Date may be changed before annuitization.  This change must be in writing and approved by Nationwide.

Annuitizing the Contract

Annuitization Date

The Annuitization Date is the date that annuity payments begin.  It will be the first day of a calendar month unless otherwise agreed.  The Annuitization Date must be at least 2 years after the contract is issued, but may not be later than either:

•	the age (or date) specified in your contract; or

•	the age (or date) specified by state law, where applicable.

If the contract is issued to fund a Qualified Plan, annuitization may occur during the first 2 years subject to Nationwide’s approval.

The Internal Revenue Code may require that distributions be made prior to the Annuitization Dates specified above see "Required Distributions" in Appendix C: Contract Types and Tax Information.

Annuitization

Annuitization is the period during which annuity payments are received.  It is irrevocable once payments have begun.  Upon arrival of the Annuitization Date, the Annuitant must choose:

1)	an annuity payment option; and

2)	either a fixed payment annuity, variable payment annuity, or an available combination.

Nationwide guarantees that each payment under a fixed payment annuity will be the same throughout annuitization.  Under a variable payment annuity, the amount of each payment will vary with the performance of the underlying mutual funds chosen.

Fixed Payment Annuity

A fixed payment annuity is an annuity where the amount of the annuity payment remains level.

The first payment under a fixed payment annuity is determined on the Annuitization Date based on the Annuitant’s age (in accordance with the contract) by:

3)	deducting applicable premium taxes from the total Contract Value; then

4)	applying the Contract Value amount specified by the Annuitant to the fixed payment annuity table for the annuity payment option elected.

Subsequent payments will remain level unless the annuity payment option elected provides otherwise. Nationwide does not credit discretionary interest during annuitization.

Variable Payment Annuity

A variable payment annuity is an annuity where the amount of the annuity payments will vary depending on the performance of the underlying mutual funds selected.  Variable annuity payments will vary depending on the performance of the underlying mutual funds selected.  The underlying mutual funds available during annuitization are those underlying mutual funds shown in the Appendix A.

The first payment under a variable payment annuity is determined on the Annuitization Date based on the Annuitant’s age (in accordance with the contract) by:

1)	deducting applicable premium taxes from the total Contract Value; then

2)	applying the Contract Value amount specified by the Annuitant to the variable payment annuity table for the annuity payment option elected.

The dollar amount of the first payment is converted into a set number of Annuity Units that will represent each monthly payment.  This is done by dividing the dollar amount of the first payment by the value of an Annuity Unit as of the Annuitization Date.  This number of Annuity Units remains fixed during annuitization.

The second and subsequent payments are determined by multiplying the fixed number of Annuity Units by the Annuity

Unit value for the Valuation Period in which the payment is due.  The amount of the second and subsequent payments will vary with the performance of the selected underlying mutual funds.  Nationwide guarantees that variations in mortality experience from assumptions used to calculate the first payment will not affect the dollar amount of the second and subsequent payments.

Value of an Annuity Unit

Annuity Unit values for Sub-Accounts are determined by:

1)	multiplying the Annuity Unit value for the immediately preceding Valuation Period by the net investment factor for the subsequent Valuation Period (see "Determining the Contract Value"); and then

2)	multiplying the result from (1) by an interest factor to neutralize the assumed investment rate of 3.5% per year built into the purchase rate basis for variable payment annuities.

Nationwide reserves the right to refuse purchase payments in excess of $1,000,000 (see "Synopsis of the Contracts").  If you do not submit purchase payments in excess of $1,000,000, or if Nationwide has refused to accept purchase payments in excess of $1,000,000, the references in this provision to purchase payments in excess of $1,000,000 will not apply to your contract.

Assumed Investment Rate

An assumed investment rate is the percentage rate of return assumed to determine the amount of the first payment under a variable payment annuity.  Nationwide uses the assumed investment rate of 3.5% to calculate the first annuity payment and to calculate the investment performance of an underlying mutual fund in order to determine subsequent payments under a variable payment annuity.  An assumed investment rate is the percentage rate of return required to maintain level variable annuity payments.  Subsequent variable annuity payments may be more or less than the first payment based on whether actual investment performance of the underlying mutual funds is higher or lower than the assumed investment rate of 3.5%.

Exchanges Among Underlying Mutual Funds

Exchanges among underlying mutual funds during annuitization must be requested in writing.  Exchanges will occur on each anniversary of the Annuitization Date.

Frequency and Amount of Annuity Payments

Payments are made based on the annuity payment option selected, unless:

•	the amount to be distributed is less than $500, in which case Nationwide may make one lump sum payment of the Contract Value; or

•
an annuity payment would be less than $ 100 , in which case Nationwide can change the frequency of payments to intervals that will result in payments of at least $ 100 .  Payments will be made at least annually.

Annuity Payment Options

An annuity payment option must be elected before the Annuitization Date.  The annuity payment options are:

1)
Life Annuity - An annuity payable periodically, but at least annually, for the lifetime of the Annuitant.  Payments will end upon the Annuitant’s death.  For example, if the Annuitant dies before the second annuity payment date, the Annuitant will receive only one annuity payment.  The Annuitant will only receive two annuity payments if he or she dies before the third annuity payment date, and so on.

2)
Joint and Survivor Annuity - An annuity payable periodically, but at least annually, during the joint lifetimes of the Annuitant and a designated second individual.  If one of these parties dies, payments will continue for the lifetime of the survivor.  As is the case of the Single Life annuity payment option, there is no guaranteed number of payments.  Therefore, it is possible that if both Annuitants die before the second annuity payment date, the Annuitants will receive only one annuity payment.  No death benefit will be paid.

3)
Life Annuity with 120 or 240 Monthly Payments Guaranteed - An annuity payable monthly during the lifetime of the Annuitant.  If the Annuitant dies before all of the guaranteed payments have been made, payments will continue to the end of the guaranteed period and will be paid to a designee chosen by the Annuitant at the time the annuity payment option was elected.

The designee may elect to receive the present value of the remaining guaranteed payments in a lump sum.  The present value will be computed as of the date Nationwide receives the notice of the Annuitant’s death.

If the Annuitant does not elect an annuity payment option, a variable payment life annuity with a guarantee period of 240 months will be assumed as the automatic form of payment upon annuitization.  Once elected or assumed, the annuity payment option may not be changed.

Not all of the annuity payment options may be available in all states.  AnnuitantAnnuitants may request other options before the Annuitization Date.  These options are subject to Nationwide’s approval.

Qualified Contracts, IRAs, SEP IRAs and Simple IRAs are subject to the "minimum distribution" requirements set forth in the plan, contract, and the Internal Revenue Code.

Death Benefits

Death of Annuitant

If the Annuitant dies prior to the Annuitization Date, then the contingent Annuitant becomes the Annuitant and no death benefit is payable.  In the event there is no living contingent Annuitant, then, upon the Annuitant's death, a death benefit will be payable to the beneficiary.

If no beneficiary survives the Annuitant, the contingent beneficiary receives the death benefit.  Contingent beneficiaries will share the death benefit equally, unless otherwise specified.

If no beneficiaries or contingent beneficiaries survive the Annuitant, the contract owner or the last surviving contract owner’s estate will receive the death benefit.The beneficiary may elect to receive the death benefit:

1)	in a lump sum;

2)	as an annuity; or

3)	in any other manner permitted by law and approved by Nationwide.

The beneficiary must notify Nationwide of this election within 60 days of the Annuitant’s death.

If the Annuitant dies after the Annuitization Date, any benefit that may be payable will be paid according to the selected annuity payment option.

Death Benefit Payment

Contract Value will continue to be allocated according to the most recent allocation instructions until the death benefit is paid.  The death benefit value is determined as of the date Nationwide receives:

1)	proper proof of the Annuitant’s death;

2)	an election specifying the distribution method; and

3)	any state required form(s).

If the recipient of the death benefit does not elect the form in which to receive the death benefit payment, Nationwide will pay the death benefit in a lump sum.

If the contract has multiple beneficiaries entitled to receive a portion of the death benefit, the Contract Value will continue to be allocated according to the most recent allocation instructions until the first beneficiary provides Nationwide with instructions for payment of death benefit proceeds.    After the first beneficiary provides these instructions, the variable portion of the Contract Value for all beneficiaries will be allocated to the available money market Sub-Account until instructions are received from the beneficiary(ies) to allocate their Contract Value in another manner.   Any Contract Value allocated to the Fixed Account will remain invested and will not be allocated to the available money market Sub-Account.

For contracts issued on or after the later of May 1, 1998 or a date on which state insurance authorities approve applicable contract modifications:

•	If the Annuitant dies on or after his or her 75th birthday and prior to the Annuitization Date, the dollar amount of the death benefit will be equal to the Contract Value, if the contract owner has:

1)	requested an Annuity Commencement Date later than the first day of the calendar month after the Annuitant’s 75th birthday; and

2)	Nationwide approved the request.

•	If the Annuitant dies prior to his or her 75th birthday and prior to the Annuitization Date, the dollar amount of the death benefit will be the greater of:

1)	the Contract Value; or

2)	the sum of all purchase payments, less an adjustment for amounts surrendered.

The adjustment for amounts surrendered will reduce item (2) above in the same proportion that the Contract Value was reduced on the date(s) of the partial surrender(s).

If the Annuitant dies after the Annuitization Date, any payment that may be payable will be determined according to the selected annuity payment option.

For contracts issued prior to May 1, 1998 or a date prior to approval of applicable contract modifications by state insurance authorities:

•	If the Annuitant dies on or after his or her 75th birthday and prior to the Annuitization Date, the dollar amount of the death benefit will be equal to the Contract Value, if the contract owner has:

1)	requested an Annuity Commencement Date later than the first day of the calendar month after the Annuitant’s 75th birthday; and

2)	Nationwide approved the request.

•	If the Annuitant dies prior to his or her 75th birthday and prior to the Annuitization Date, the dollar amount of the death benefit will be the greater of:

1)	the Contract Value; or

2)	the sum of all purchase payments, less any amounts surrendered.

If the Annuitant dies after the Annuitization Date, any payment that may be payable will be determined according to the selected annuity payment option.

Statements and Reports

Nationwide will mail contract owners statements and reports.  Therefore, contract owners should promptly notify Nationwide of any address change.

These mailings will contain:

•	statements showing the contract’s quarterly activity;

•
confirmation statements showing transactions that affect the contract's value.  Confirmation statements will not be sent for recurring transactions (i.e., Dollar Cost Averaging or salary reduction programs).  Instead, confirmation of recurring transactions will appear in the contract’s quarterly statements; and

•	semi-annual and annual reports of allocated underlying mutual funds.

Contract owners can receive information from Nationwide faster and reduce the amount of mail they receive by signing up for Nationwide’s eDelivery program.  Nationwide will notify contract owners by email when important documents (statements, prospectuses and other documents) are ready for a contract owner to view, print, or download from Nationwide’s secure server. To choose this option, go to www.nationwide.com/login.

Contract owners should review statements and confirmations carefully.  All errors or corrections must be reported to Nationwide immediately to assure proper crediting to the contract.  Unless Nationwide is notified within 30 days of receipt of the statement, Nationwide will assume statements and confirmation statements are correct.

IMPORTANT NOTICE REGARDING DELIVERY OF SECURITY HOLDER DOCUMENTS

When multiple copies of the same disclosure document(s), such as prospectuses, supplements, proxy statements and semi-annual and annual reports are required to be mailed to multiple contract owners in the same household, Nationwide will mail only one copy of each document, unless notified otherwise by the contract owner(s).  Household delivery will continue for the life of the contracts.

Please call 1-866-223-0303 to resume regular delivery.  Please allow 30 days for regular delivery to resume.

Legal Proceedings

Nationwide Financial Services, Inc. (NFS, or collectively with its subsidiaries, "the Company") was formed in November 1996.  NFS is the holding company for Nationwide Life Insurance Company (NLIC), Nationwide Life and Annuity Insurance Company (NLAIC) and other companies that comprise the life insurance and retirement savings operations of the Nationwide group of companies (Nationwide). This group includes Nationwide Financial Network (NFN), an affiliated distribution network that markets directly to its customer base.  NFS is incorporated in Delaware and maintains its principal executive offices in Columbus, Ohio.

The Company is a party to litigation and arbitration proceedings in the ordinary course of its business.  It is often not possible to determine the ultimate outcome of the pending investigations and legal proceedings or to provide reasonable ranges of potential losses with any degree of certainty.  Some matters, including certain of those referred to below, are in very preliminary stages, and the Company does not have sufficient information to make an assessment of the plaintiffs’ claims for liability or damages.  In some of the cases seeking to be certified as class actions, the court has not yet decided whether a class will be certified or (in the event of certification) the size of the class and class period.  In many of the cases, the plaintiffs are seeking undefined amounts of damages or other relief, including punitive damages and equitable remedies, which are difficult to quantify and cannot be defined based on the information currently available.  The Company does not believe, based on information currently known by management, that the outcomes of such pending investigations and legal proceedings are likely to have a material adverse effect on the Company’s consolidated financial position.  However, given the large and/or indeterminate amounts sought in certain of these matters and inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could have a material adverse effect on the Company’s consolidated financial position or results of operations in a particular period.

In recent years, life insurance companies have been named as defendants in lawsuits, including class action lawsuits relating to life insurance and annuity pricing and sales practices.  A number of these lawsuits have resulted in substantial jury awards or settlements against life insurers other than the Company.

The financial services industry, including mutual fund, variable annuity, retirement plan, life insurance and distribution companies, has also been the subject of increasing scrutiny on a broad range of issues by regulators, legislators and the media over the past few years.  Numerous regulatory agencies, including the SEC, the Financial Industry Regulatory Authority and the New York State Attorney General, have commenced industry-wide investigations on such issues as late trading and market timing in connection with mutual funds and variable insurance contracts, and have commenced enforcement actions against some mutual fund and life insurance companies on those issues.  The Company has responded to information requests and/or subpoenas from the SEC in 2003 and the New York State Attorney General in 2005 in connection with investigations regarding market timing in certain mutual funds offered in insurance products sponsored by the Company.  The Company is not aware of any further action on these matters.

In addition, state and federal regulators and other governmental bodies have commenced investigations, proceedings or inquiries relating to compensation and bidding arrangements and possible anti-competitive activities between insurance producers and brokers and issuers of insurance products, and unsuitable sales and replacements by producers on behalf of the issuer.  Also under investigation are compensation and revenue sharing arrangements between the issuers of variable insurance contracts and mutual funds or their affiliates, fee arrangements in retirement plans, the use of side agreements and finite reinsurance agreements, funding agreements issued to back MTN programs, recordkeeping and retention compliance by broker-dealers, and supervision of former registered representatives.  Related investigations, proceedings or inquiries may be commenced in the future.  The Company and/or its affiliates have been contacted by, self reported or received subpoenas from state and federal regulatory agencies and other governmental bodies, state securities law regulators and state attorneys general for information relating to certain of these investigations, including those relating to compensation, revenue sharing and bidding arrangements, anti-competitive activities, unsuitable sales or replacement practices, fee arrangements in retirement plans, the use of side agreements and finite reinsurance agreements, and funding agreements backing the MTN program.  The Company is cooperating with regulators in connection with these inquiries and will cooperate with Nationwide Mutual Insurance Company (NMIC) in responding to these inquiries to the extent that any inquiries encompass NMIC’s operations.

A promotional and marketing arrangement associated with the Company’s offering of a retirement plan product and related services in Alabama is under investigation by the Alabama Attorney General, which assumed the investigation from the Alabama Securities Commission.  The Company currently expects that any damages paid to settle this matter will not have a material adverse impact on its consolidated financial position.  It is not possible to predict what effect, if any, the outcome of this investigation may have on the Company's retirement plan operations with respect to promotional and marketing arrangements in general in the future.

These proceedings are expected to continue in the future and could result in legal precedents and new industry-wide legislation, rules and regulations that could significantly affect the financial services industry, including mutual fund, retirement plan, life insurance and annuity companies.  These proceedings also could affect the outcome of one or more of the Company’s litigation matters.  There can be no assurance that any litigation or regulatory actions will not have a material adverse effect on the Company’s consolidated financial position or results of operations in the future.

On September 10, 2009, NRS was named in a lawsuit filed in the Circuit Court for Montgomery County, Alabama entitled Twanna Brown, Individually and on behalf of all other persons in Alabama who are similarly situated, v. Nationwide Retirement Solutions, Inc., Alabama State Employees Association, PEBCO, Inc., Edwin "Mac" McArthur, Steve Walkley, Glenn Parker, Ulysses Lavender, Diana McLain, Randy Hebson, and Robert Wagstaff; and Unknown Defendants A-Z .  On January 22, 2010, Brown filed an Amended Complaint alleging in Count One, that all the defendants were involved in a civil conspiracy and seeks to recover actual damages, forfeiture of all other payments and/or salaries to be the fruit of such other payments, punitive damages and costs and attorneys fees. In Count Two, although NRS is not named, it is alleged that the remaining defendants breached their fiduciary duties and seeks actual damages, forfeiture of all other payments and/or salaries to be the fruit of such other payments, punitive damages and costs and attorneys fees. In Count Three, although NRS is not named, the plaintiff seeks declaratory relief that the individual defendants breached their fiduciary duties, seeks injunctive relief permanently removing said defendants from their respective offices in the Alabama State Employees Association (ASEA) and PEBCO and costs and attorneys fees. In Count Four, it alleges that any money Nationwide paid belonged exclusively to ASEA for the use and benefit of its membership at large and not for the personal benefit of the individual defendants.  Plaintiff seeks to recover actual damages from the individual defendants, forfeiture of all other payments and/or salaries to be the fruit of such other payments, punitive damages and costs and attorneys fees. On February 5, 2010, the Company filed a motion to dismiss, or in the alternative, a motion to stay the amended complaint.  On February 9, 2010, the individual defendants filed a motion to dismiss the amended complaint.  On December 13, 2009, the plaintiff filed a motion to consolidate this case with Nationwide Retirement Solutions, Inc. v. Alabama State Personnel Board, PEBCO, Inc. and Alabama State Employees Association . The Company continues to defend this case vigorously.

On November 20, 2007, NRS and NLIC were named in a lawsuit filed in the Circuit Court of Jefferson County, Alabama entitled Ruth A. Gwin and Sandra H. Turner, and a class of similarly situated individuals v. Nationwide Life Insurance Company, Nationwide Retirement Solutions, Inc., Alabama State Employees Association, PEBCO, Inc. and Fictitious Defendants A to Z . On December 2, 2008, NRS and NLIC were named in an Amended Class Action Complaint filed in the Circuit Court of Jefferson County, Alabama entitled Ruth A. Gwin, Steven E. Coker, Sandra H. Turner, and a class of similarly situated individuals v. Nationwide Life Insurance Company, Nationwide Retirement Solutions, Inc, Alabama State Employees Association, Inc., PEBCO, Inc. and Fictitious Defendants A to Z claiming to represent a class of all participants in the ASEA Plan, excluding members of the Deferred Compensation Committee, members of the Board of Control, ASEA's directors, officers and board members, and PEBCO directors, officers and board members. The class period is from November 20, 2001 to the date of trial.  In the amended class action complaint, the plaintiffs allege breach of fiduciary duty, wantonness and breach of contract.  The amended class action complaint seeks a declaratory judgment, an injunction, an appointment of an independent fiduciary to protect Plan participants, disgorgement of amounts paid, reformation of Plan documents, compensatory damages and punitive damages, plus interest, attorneys' fees and costs and such other equitable and legal relief to which plaintiffs and class members may be entitled.  Also, on December 2, 2008, the plaintiffs filed a motion for preliminary injunction seeking an order requiring periodic payments made by NRS and/or NLIC to ASEA or PEBCO to be held in a trust account for the benefit of Plan participants.  On December 16, 2008, the Companies filed their Answer. On April 28, 2009, the court entered an order denying the plaintiffs’ motion for preliminary injunction.  NRS and NLIC continue to defend this case vigorously.

On July 11, 2007, NLIC was named in a lawsuit filed in the United States District Court for the Western District of Washington at Tacoma entitled Jerre Daniels-Hall and David Hamblen, Individually and on behalf of All Others Similarly Situated v. National Education Association, NEA Member Benefits Corporation, Nationwide Life Insurance Company, Security Benefit Life Insurance Company, Security Benefit Group, Inc., Security Distributors, Inc., et. al .  The plaintiffs seek to represent a class of all current or former National Education Association (NEA) members who participated in the NEA Valuebuilder 403(b) program at any time between January 1, 1991 and the present (and their heirs and/or beneficiaries).  The plaintiffs allege that the defendants violated the Employee Retirement Income Security Act of 1974, as amended (ERISA) by failing to prudently and loyally manage plan assets, by failing to provide complete and accurate information, by engaging in prohibited transactions, and by breaching their fiduciary duties when they failed to prevent other fiduciaries from breaching their fiduciary duties.  The complaint seeks to have the defendants restore all losses to the plan, restoration of plan assets and profits to participants, disgorgement of endorsement fees, disgorgement of service fee payments, disgorgement of excessive fees charged to plan participants, other unspecified relief for restitution, declaratory and injunctive relief, and attorneys’ fees.    On May 23, 2008, the Court granted the defendants’ motion to dismiss.  On June 19, 2008, the plaintiffs filed a notice of appeal.  On July 10, 2009, the Court of Appeals heard oral argument.  NLIC continues to defend this lawsuit vigorously.

On November 15, 2006, NFS, NLIC and NRS were named in a lawsuit filed in the United States District Court for the Southern District of Ohio entitled Kevin Beary, Sheriff of Orange County, Florida, In His Official Capacity, Individually and On Behalf of All Others Similarly Situated v. Nationwide Life Insurance Co., Nationwide Retirement Solutions, Inc. and Nationwide Financial Services, Inc .  The plaintiff sought to represent a class of all sponsors of 457(b) deferred compensation plans in the United States that had variable annuity contracts with the defendants at any time during the class period, or in the alternative, all sponsors of 457(b) deferred compensation plans in Florida that had variable annuity contracts with the defendants during the class period.  The class period is from January 1, 1996 until the class notice is provided.  The plaintiff alleged that the defendants breached their fiduciary duties by arranging for and retaining service payments from certain mutual funds.  The complaint sought an accounting, a declaratory judgment, a permanent injunction and disgorgement or restitution of the service fee payments allegedly received by the defendants, including interest.  On January 25, 2007, NFS, NLIC and NRS filed a motion to dismiss.  On September 17, 2007, the Court granted the motion to dismiss.  On October 1, 2007, the plaintiff filed a motion to vacate judgment and for leave to file an amended complaint.  On September 15, 2008, the Court denied the plaintiffs’ motion to vacate judgment and for leave to file an amended complaint.  On February 3, 2010, the Sixth Circuit Court of Appeals affirmed the District Court’s dismissal of this case.   NFS, NLIC and NRS continue to defend this lawsuit vigorously.

On August 15, 2001, NFS and NLIC were named in a lawsuit filed in the United States District Court for the District of Connecticut entitled Lou Haddock, as trustee of the Flyte Tool & Die, Incorporated Deferred Compensation Plan, et al v. Nationwide Financial Services, Inc. and Nationwide Life Insurance Company .  In the plaintiffs' sixth amended complaint, filed November 18, 2009, they amended the list of named plaintiffs and claim to represent a class of qualified retirement plan trustees under ERISA that purchased variable annuities from NLIC.  The plaintiffs allege that they invested ERISA plan assets in their variable annuity contracts and that NLIC and NFS breached ERISA fiduciary duties by allegedly accepting service payments from certain mutual funds.  The complaint seeks disgorgement of some or all of the payments allegedly received by NFS and NLIC, other unspecified relief for restitution, declaratory and injunctive relief, and attorneys’ fees.  On November 6, 2009, the Court granted the plaintiff’s motion for class certification and certified a class of "All trustees of all employee pension benefit plans covered by ERISA which had variable annuity contracts with NFS and NLIC or whose participant's had individual variable annuity contracts with NFS and NLIC at any time from January 1, 1996, or the first date NFS and NLIC began receiving payments from mutual funds based on a percentage of assets invested in the funds by NFS and NLIC, whichever came first, to the date of November 6, 2009".  Also on November 6, 2009, the Court denied plaintiffs' motion to strike NFS and NLIC’s counterclaim for breach of fiduciary duty against the Trustees, in the event NFS and NLIC are held to be a fiduciary at trial, and granted H. Grady Chandler’s motion to intervene.  On November 23, 2009, NFS and NLIC filed a rule 23(f) petition asking the Second Circuit Court of Appeals to hear an appeal of the District Court's order granting class certification. On December 2, 2009, NFS and NLIC filed an answer to the 6th Amended Complaint.  On January 29, 2010, the Companies filed a motion for class certification against the four named plaintiffs, as trustees of their respective retirement plans and against the trustees of other ERISA retirement plans who become members of the class certified in this lawsuit, for breach of fiduciary duty to the plans because the trustees approved and accepted the advantages of the allegedly unlawful "revenue sharing" payments.  NFS and NLIC continue to defend this lawsuit vigorously.

The general distributor, NISC, is not engaged in any litigation of any material nature.

To learn more about this product, you should read the Statement of Additional Information (the "SAI") dated the same date as this prospectus.  For a free copy of the SAI and to request other information about this product please call our Service Center at 1-800-848-6331 (TDD 1-800-238-3035) or write to us at Nationwide Life Insurance Company, 5100 Rings Road, RR1-04-F4, Dublin, Ohio 43017-1522.

The SAI has been filed with the SEC and is incorporated by reference into this prospectus. The SEC maintains an Internet website (http://www.sec.gov) that contains the SAI and other information about us and the product.  Information about us and the product (including the SAI) may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C., or may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, 100 F Street NE, Washington, D.C. 20549. Additional information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090.

Investment Company Act of 1940 Registration File No. 811- 0 2716

Securities Act of 1933 Registration File No. 00 2-58043

Appendix A: Underlying Mutual Funds
Below is a list of the available Sub-Accounts and information about the corresponding underlying mutual funds in which they invest.  The underlying mutual funds in which the Sub-Accounts invest are designed primarily as investments for variable annuity contracts and variable life insurance policies issued by insurance companies.  There is no guarantee that the investment objectives will be met.  Please refer to the prospectus for each underlying mutual fund for more detailed information.

Designations Key:
STTF:	The underlying mutual fund corresponding to this Sub-Account assesses (or reserves the right to assess) a Short-Term Trading Fee (see "Short-Term Trading Fees" earlier in the prospectus).
FF:
The underlying mutual fund corresponding to this Sub-Account primarily invests in other mutual funds.  Therefore, a proportionate share of the fees and expenses of any acquired funds are indirectly borne by investors.  As a result, investors in this Sub-Account may incur higher charges than if   the assets were invested in an underlying mutual fund that does not invest in other mutual funds.   Please refer to the prospectus for this underlying mutual fund for more information.

Aberdeen Global Fixed Income Fund - Institutional Service Class
Investment Adviser:	Aberdeen Asset Management, Inc.
Investment Objective:	Seeks to maximize total investment return consistent with prudent investment management, consisting of a combination of interest income, currency gains and capital appreciation.
Designation: STTF

Aberdeen Small Cap Fund: Class A
This underlying mutual fund is only available in contracts issued before May 1, 2004
Investment Adviser:	Aberdeen Asset Management, Inc.
Investment Objective:	Capital growth.
Designation: STTF

American Century Growth Fund: Investor Class
Investment Adviser:	American Century Investment Management, Inc.
Investment Objective:	Long-term capital growth.

American Century Income & Growth Fund: Investor Class
Investment Adviser:	American Century Investment Management, Inc.
Investment Objective:	The fund seeks long-term capital growth.

American Century International Growth Fund: Investor Class
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2004
Investment Adviser:	American Century Global Investment Management, Inc.
Investment Objective:	Long-term capital growth.
Designation: STTF

American Century Short Term Government: Investor Class
Investment Adviser:	American Century Investment Management, Inc.
Investment Objective:	Seeks income and investment returns by investing in various types of U.S.
government securities.

American Century Ultra Fund: Investor Class
Investment Adviser:	American Century Investment Management, Inc.
Investment Objective:	Long-term capital growth.

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class IV
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Adviser:	American Century Global Investment Management, Inc.
Investment Objective:	Capital growth.
Designation: STTF

Credit Suisse Mid-Cap Core Fund: Common Class
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004
Investment Adviser:	Credit Suisse Asset Management, LLC
Investment Objective:	Maximum capital appreciation.

Delaware High-Yield Opportunities Fund: Institutional Class
Investment Adviser:	Delaware Management Company
Investment Objective:	Seeks total return and, as a secondary objective, high current income.

Dreyfus Appreciation Fund, Inc.
Investment Adviser:	The Dreyfus Corporation
Sub-adviser:	Fayez Sarofim & Co.
Investment Objective	Long-term capital growth consistent with the preservation of capital.

Dreyfus Balanced Opportunity Fund: Class Z
Investment Adviser:	The Dreyfus Corporation
Sub-adviser:	EACM Advisers/Boston Company Asset Management/Standish Mellon
Investment Objective:	High total return through a combination of capital appreciation and current income.

Dreyfus Intermediate Term Income Fund: Class A
Investment Adviser:	The Dreyfus Corporation
Investment Objective:	Seeks to maximize total return, consisting of capital appreciation and current income.

Dreyfus S&P 500 Index Fund
Investment Adviser:	The Dreyfus Corporation
Sub-adviser:	Mellon Capital Management
Investment Objective:	To match performance of the S&P 500 Composite Stock Price Index.

Evergreen Equity Income Fund: Class I
Investment Adviser:	Evergreen Investment Management Company, LLC
Investment Objective:	Current income and capital growth in the value of its shares.

Federated Bond Fund: Class F Shares
Investment Adviser:	Federated Investment Management Company
Investment Objective:	High level of current income, as is consistent with the preservation of capital.

Federated High Yield Trust
Investment Adviser:	Federated Investment Management Company
Investment Objective:	High current income.
Designation: STTF

Fidelity Advisor Balanced Fund: Class T
Investment Adviser:	Fidelity Management & Research Company Boston, MA
Sub-adviser:	FMR Co., Inc., Fidelity Research & Analysis Company
Investment Objective:	Income and growth of capital.

Fidelity Advisor Equity Income Fund: Class T
Investment Adviser:	Fidelity Management & Research Company Boston, MA
Sub-adviser:	FMR Co., Inc., Fidelity Research & Analysis Company
Investment Objective:	Seeks a yield from dividend and interest income which exceeds the composite dividend yield on securities comprising the S&P 500 Index.

Fidelity Advisor Growth Opportunities Fund: Class T
Investment Adviser:	Fidelity Management & Research Company Boston, MA
Sub-adviser:	FMR Co., Inc., Fidelity Research & Analysis Company
Investment Objective:	Capital growth.

Fidelity Advisor High Income Advantage Fund: Class T
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2004
Investment Adviser:	Fidelity Management & Research Company Boston, MA
Sub-adviser:	FMR Co., Inc., Fidelity Research & Analysis Company
Investment Objective:	Seeks high level of income and the potential for capital gains.
Designation: STTF

Fidelity Asset Manager 50% (formerly, Fidelity Asset Manager)
Investment Adviser:	Fidelity Management & Research Company Boston, MA
Sub-adviser:	FMR Co., Inc., Fidelity Research & Analysis Company
Investment Objective:	High total return with reduced risk over the long term by allocating its assets among stocks, bonds, and short term instruments.

Fidelity Capital & Income Fund
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 1999
Investment Adviser:	Fidelity Management & Research Company Boston, MA
Sub-adviser:	FMR Co., Inc., Fidelity Research & Analysis Company
Investment Objective:	Seeks to provide a combination of income and capital growth.
Designation: STTF

Fidelity Equity-Income Fund
Investment Adviser:	Fidelity Management & Research Company Boston, MA
Sub-adviser:	FMR Co., Inc., Fidelity Research & Analysis Company
Investment Objective:	Reasonable income.

Fidelity Magellan Fund
Investment Adviser:	Fidelity Management & Research Company Boston, MA
Sub-adviser:	FMR Co., Inc., Fidelity Research & Analysis Company
Investment Objective:	Capital appreciation.

Fidelity Puritan Fund
Investment Adviser:	Fidelity Management & Research Company Boston, MA
Sub-adviser:	FMR Co., Inc., Fidelity Research & Analysis Company
Investment Objective:	Income and capital growth consistent with reasonable risk.

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Initial Class
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective December 1, 1993
Investment Adviser:	Fidelity Management & Research Company Boston, MA
Sub-adviser:	FMR Co., Inc., Fidelity Research & Analysis Company, Fidelity Investments
Japan Limited, Fidelity International Investment Advisors, Fidelity
International Investment Advisors (U.K.) Limited
Investment Objective:	High level of current income while also considering growth of capital.

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R
Investment Adviser:	Fidelity Management & Research Company Boston, MA
Sub-adviser:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity
Research & Analysis Company, Fidelity International Investment Advisors,
Fidelity International Investment Advisors (U.K.) Limited, Fidelity
Investments Japan Limited
Investment Objective:	Long-term capital growth.
Designation: STTF

Franklin Mutual Series Fund, Inc. - Mutual Shares Fund: Class A
Investment Adviser:	Franklin Mutual Advisers, LLC
Investment Objective:	Capital appreciation, with income as a secondary goal.

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2009
Investment Adviser:	Templeton Investment Counsel, LLC
Investment Objective:	Long-term capital growth.

Invesco Dynamics Fund: Investor Class (formerly, AIM Dynamics Fund: Investor Class)
Investment Adviser:	Invesco Advisors, Inc.
Investment Objective:	Long-term growth of capital.

Janus Fund: Class T
This underlying mutual fund is only available in contracts for which good order applications were received before May 24, 2004
Investment Adviser:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.

Janus Twenty Fund: Class T
This underlying mutual fund is only available in contracts for which good order applications were received before May 24, 2004
Investment Adviser:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.

Janus Worldwide Fund: Class T
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2004
Investment Adviser:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital in a manner consistent with the preservation of capital.
Designation: STTF

Lazard U.S. Small-Mid Cap Equity Portfolio: Open Shares
Investment Adviser:	Lazard Asset Management LLC
Investment Objective:	Long-term capital appreciation.
Designation: STTF

MFS® Strategic Income Fund: Class A
Investment Adviser:	Massachusetts Financial Services Company
Investment Objective:	To seek total return with an emphasis on high current income, but also considering capital appreciation.

Nationwide Bond Fund: Class D
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Nationwide Asset Management, LLC
Investment Objective:	High level of current income as is consistent with preserving capital.
Designation: STTF

Nationwide Fund: Class D
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Aberdeen Asset Management, Inc.
Investment Objective:	The Fund seeks total return through a flexible combination of capital appreciation and current income.
Designation: STTF

Nationwide Government Bond Fund: Class D
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Nationwide Asset Management, LLC
Investment Objective:	The fund seeks a high level current income as is consistent with preserving capital.
Designation: STTF

Nationwide Growth Fund: Class A
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Aberdeen Asset Management, Inc.
Investment Objective:	The Fund seeks long term capital growth.
Designation: STTF

Nationwide Growth Fund: Class D
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective December 19, 2003
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Aberdeen Asset Management, Inc.
Investment Objective:	The Fund seeks long term capital growth.
Designation: STTF

Nationwide Large Cap Value Fund: Class A
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	NorthPointe Capital, LLC
Investment Objective:	The Fund seeks to maximize total return, consisting of both capital appreciation and current income.
Designation: STTF

Nationwide Money Market Fund: Prime Shares
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Federated Investment Management Company
Investment Objective:	Seeks as high level of current income as is consistent with preserving capital and maintaining liquidity.

Nationwide S&P 500® Index Fund: Service Class
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks to provide investment results that correspond to the price and yield performance of publicly traded common stocks as represented by the unmanaged Standard & Poor's 500® (S&P 500) Index as closely as possible before the deduction of Fund expenses.
Designation: STTF

Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Aggressive Fund ("Aggressive Fund" or the
"Fund") seeks maximum growth of capital consistent with a more aggressive level of risk as compared to other Investor Destinations Funds.
Designation: STTF, FF

Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Conservative Fund ("Conservative Fund" or
the "Fund") seeks a high level of total return consistent with a conservative level of risk as compared to other Investor Destinations Funds.
Designation: STTF, FF

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Moderate Fund ("Moderate Fund" or the
"Fund") seeks a high level of total return
consistent with a moderate level of risk as compared to other Investor
Destinations Funds.
Designation: STTF, FF

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Moderately Aggressive Fund ("Moderately
Aggressive Fund" or the "Fund") seeks
growth of capital, but also seeks income consistent with a moderately aggressive level of risk as compared to other
Investor Destinations Funds.
Designation: STTF, FF

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Moderately Conservative Fund
("Moderately Conservative Fund" or the "Fund")
seeks a high level of total return consistent with a moderately conservative level of risk.
Designation: STTF, FF

Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class VI
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	American Century Global Investment Management, Inc.
Investment Objective:	The fund seeks long-term capital growth.
Designation: STTF

Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class III
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Templeton Investment Counsel, LLC
Investment Objective:	The Fund seeks to maximize total return consisting of capital appreciation and/or current income.
Designation: STTF

Neuberger Berman Genesis Fund: Trust Class
This underlying mutual fund is only available in contracts issued before May 1, 2006
Investment Adviser:	Neuberger Berman Management LLC
Sub-adviser:	Neuberger Berman, LLC
Investment Objective:	Growth of capital.

Neuberger Berman Guardian Fund: Investor Class
This underlying mutual fund is only available in contracts for which good order applications were received before June 15, 2009
Investment Adviser:	Neuberger Berman Management LLC
Sub-adviser:	Neuberger Berman, LLC
Investment Objective:	Long-term growth of capital and, secondarily, current income.

Neuberger Berman Partners Fund: Investor Class
Investment Adviser:	Neuberger Berman Management LLC
Sub-adviser:	Neuberger Berman, LLC
Investment Objective:	Growth of capital.

Neuberger Berman Short Duration Bond Fund: Investor Class
This underlying mutual fund is only available in contracts for which good order applications were received before June 15, 2009
Investment Adviser:	Neuberger Berman Management LLC
Sub-adviser:	Neuberger Berman Fixed Income LLC
Investment Objective:	Highest available current income consistent with liquidity and low risk to principal; total return is a secondary goal.

Neuberger Berman Socially Responsive Fund: Trust Class
Investment Adviser:	Neuberger Berman Management LLC
Sub-adviser:	Neuberger Berman, LLC
Investment Objective:	Long-term growth of capital by investing primarily in securities of companies that meet certain financial criteria and social policy.

Oppenheimer Global Fund: Class A
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2004
Investment Adviser:	OppenheimerFunds, Inc.
Investment Objective:	Capital appreciation.

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4
Investment Adviser:	OppenheimerFunds, Inc.
Investment Objective:	Long-term capital appreciation by investing a substantial portion of its assets in securities of foreign issuers, "growth-type" companies, cyclical industries and special situations that are considered to have appreciation possibilities.

Templeton Foreign Fund: Class A
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2004
Investment Adviser:	Templeton Investment Counsel, LLC
Investment Objective:	Long-term capital growth.

The Dreyfus Third Century Fund, Inc.: Class Z
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004
Investment Adviser:	The Dreyfus Corporation
Sub-adviser:	Mellon Capital Management
Investment Objective:	Capital growth with current income as a secondary goal.

Virtus Balanced Fund: Class A
Investment Adviser:	Virtus Investment Advisers, Inc.
Sub-adviser:	VIA and SCM Advisors
Investment Objective:	Reasonable income, long-term capital growth and conservation of capital.

Wells Fargo Advantage Funds - Wells Fargo Advantage Common Stock Fund: Investor Class (formerly, Wells Fargo Advantage Funds® - Common Stock Fund: Investor Class)

This underlying mutual fund is only available in contracts issued before May 1, 2004
Investment Adviser:	Wells Fargo Funds Management, LLC
Sub-adviser:	Wells Capital Management Incorporated
Investment Objective:	Long-term capital appreciation.

Wells Fargo Advantage Funds - Wells Fargo Advantage Large Cap Growth Fund: Investor Class (formerly, Wells Fargo Advantage Funds® - Large Cap Growth Fund: Investor Class)

This underlying mutual fund is only available in contracts issued before May 1, 2004
Investment Adviser:	Wells Fargo Funds Management, LLC
Sub-adviser:	Wells Capital Management Incorporated
Investment Objective:	Capital growth.

Appendix B: Condensed Financial Information

The following tables reflect accumulation unit values for the units of the Sub-Accounts.  As used in this appendix, the term "Period" is defined as a complete calendar year, unless otherwise noted.  Those Periods with an asterisk (*) reflect Accumulation Unit information for a partial year only.

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of the Period	Period

Aberdeen Global Fixed Income Fund: Institutional Service Class – NQ	10.000000	10.549735	5.50%	89,576	2009*

Aberdeen Small Cap Fund: Class A – NQ	13.738096	18.648184	35.74%	75,542	2009
	25.251905	13.738096	-45.60%	81,505	2008
	27.230810	25.251905	-7.27%	116,143	2007
	21.360114	27.230810	27.48%	167,885	2006
	17.664141	21.360114	20.92%	162,859	2005
	14.230056	17.664141	24.13%	178,413	2004
	9.740635	14.230056	46.09%	131,084	2003
	12.116293	9.740635	-19.61%	66,028	2002
	12.512899	12.116293	-3.17%	36,890	2001
	12.128362	12.512899	3.17%	23,625	2000

American Century Growth Fund: Investor Class – NQ	61.334447	82.015831	33.72%	55,963	2009
	99.980990	61.334447	-38.65%	60,777	2008
	85.141823	99.980990	17.43%	70,103	2007
	79.912245	85.141823	6.54%	82,939	2006
	77.223763	79.912245	3.48%	93,010	2005
	71.188047	77.223763	8.48%	103,411	2004
	57.972941	71.188047	22.80%	111,223	2003
	79.512370	57.972941	-27.09%	122,347	2002
	99.058910	79.512370	-19.73%	138,099	2001
	117.667874	99.058910	-15.81%	148,234	2000

American Century Income & Growth Fund: Investor Class – NQ	14.130376	16.445959	16.39%	175,496	2009
	21.918313	14.130376	-35.53%	191,548	2008
	22.273869	21.918313	-1.60%	253,051	2007
	19.258791	22.273869	15.66%	302,859	2006
	18.619717	19.258791	3.43%	357,907	2005
	16.697268	18.619717	11.51%	404,011	2004
	13.050867	16.697268	27.94%	431,937	2003
	16.400321	13.050867	-20.42%	459,146	2002
	18.136235	16.400321	-9.57%	524,128	2001
	20.537578	18.136235	-11.69%	539,511	2000
	10.000000	10.551440	5.51%	18,133	1996*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of the Period	Period

American Century International Growth Fund: Investor Class – NQ	17.569048	23.240709	32.28%	35,850	2009
	32.490550	17.569048	-45.93%	38,918	2008
	28.074719	32.490550	15.73%	47,089	2007
	22.754543	28.074719	23.38%	58,485	2006
	20.340371	22.754543	11.87%	73,235	2005
	17.871836	20.340371	13.81%	91,338	2004
	14.441600	17.871836	23.75%	115,663	2003
	18.119357	14.441600	-20.30%	109,800	2002
	25.077938	18.119357	-27.75%	123,761	2001
	29.892733	25.077938	-16.11%	123,327	2000
	10.000000	11.748911	17.49%	25,477	1995*

American Century Short Term Government: Investor Class – NQ	29.946463	30.352033	1.35%	42,021	2009
	28.972208	29.946463	3.36%	44,898	2008
	27.601340	28.972208	4.97%	47,948	2007
	26.889244	27.601340	2.65%	53,625	2006
	26.797259	26.889244	0.34%	60,197	2005
	26.972536	26.797259	-0.65%	70,340	2004
	27.026869	26.972536	-0.20%	77,580	2003
	26.022142	27.026869	3.86%	102,559	2002
	24.610929	26.022142	5.73%	71,996	2001
	23.132624	24.610929	6.39%	102,017	2000

American Century Ultra Fund: Investor Class – NQ	14.192489	18.961139	33.60%	277,603	2009
	24.681509	14.192489	-42.50%	313,110	2008
	20.527884	24.681509	20.23%	382,733	2007
	21.503621	20.527884	-4.54%	486,618	2006
	21.334246	21.503621	0.79%	618,581	2005
	19.526904	21.334246	9.26%	708,437	2004
	15.723098	19.526904	24.19%	801,688	2003
	20.728384	15.723098	-24.15%	875,966	2002
	24.597823	20.728384	-15.73%	995,997	2001
	31.115121	24.597823	-20.95%	1,057,861	2000

American Century Variable Portfolios, Inc. – American Century VP International Fund: Class IV – NQ	9.785076	12.905418	31.89%	92,441	2009
	18.009807	9.785076	-45.67%	99,378	2008
	15.477711	18.009807	16.36%	136,418	2007
	12.558427	15.477711	23.25%	89,367	2006
	11.262256	12.558427	11.51%	41,478	2005
	10.000000	11.262256	12.62%	26,325	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of the Period	Period

Credit Suisse Mid-Cap Core Fund: Common Class – NQ	10.511026	14.063332	33.80%	108,609	2009
	17.227463	10.511026	-38.99%	118,749	2008
	15.643429	17.227463	10.13%	158,337	2007
	15.582025	15.643429	0.39%	200,167	2006
	14.766446	15.582025	5.52%	243,568	2005
	13.172521	14.766446	12.10%	268,276	2004
	9.181258	13.172521	43.47%	282,864	2003
	13.319611	9.181258	-31.07%	263,436	2002
	17.950417	13.319611	-25.80%	317,127	2001
	20.672241	17.950417	-13.17%	339,409	2000
	10.000000	10.895016	8.95%	0	1995*

Delaware High-Yield Opportunities Fund: Institutional Class – NQ	10.000000	13.409347	34.09%	51,698	2009*

Dreyfus Appreciation Fund, Inc. – NQ	10.247505	12.239306	19.44%	110,097	2009
	15.352184	10.247505	-33.25%	118,113	2008
	14.600148	15.352184	5.15%	151,929	2007
	12.722959	14.600148	14.75%	187,163	2006
	12.377658	12.722959	2.79%	213,752	2005
	11.878945	12.377658	4.20%	226,598	2004
	9.997121	11.878945	18.82%	218,248	2003
	12.224747	9.997121	-18.22%	206,442	2002
	13.878593	12.224747	-11.92%	173,920	2001
	13.811292	13.878593	0.49%	161,490	2000

Dreyfus Balanced Opportunity Fund: Class Z – NQ	7.883643	9.494402	20.43%	65,248	2009
	11.063044	7.883643	-28.74%	69,693	2008
	10.664454	11.063044	3.74%	98,358	2007
	9.864760	10.664454	8.11%	103,792	2006
	10.128127	9.864760	-2.60%	120,137	2005
	10.000000	10.128127	1.28%	132,614	2004*

Dreyfus Intermediate Term Income Fund: Class A – NQ	9.258117	10.700287	15.58%	148,448	2009
	10.000000	9.258117	-7.42%	171,020	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of the Period	Period

Dreyfus S&P 500 Index Fund – NQ	21.037370	26.170165	24.40%	359,565	2009
	33.984921	21.037370	-38.10%	390,208	2008
	32.787023	33.984921	3.65%	472,197	2007
	28.825519	32.787023	13.74%	560,996	2006
	27.967641	28.825519	3.07%	624,278	2005
	25.670476	27.967641	8.95%	688,018	2004
	20.305178	25.670476	20.90%	712,645	2003
	26.550137	20.305178	-23.52%	723,651	2002
	30.697964	26.550137	-13.51%	789,038	2001
	34.392545	30.697964	-10.74%	746,793	2000

Evergreen Equity Income Fund: Class I – NQ	18.317345	22.838980	24.68%	30,885	2009
	28.456655	18.317345	-35.63%	32,482	2008
	27.994979	28.456655	1.65%	33,367	2007
	24.230616	27.994979	15.54%	35,469	2006
	23.641567	24.230616	2.49%	44,805	2005
	21.686551	23.641567	9.01%	46,314	2004
	16.713543	21.686551	29.75%	39,991	2003
	19.323871	16.713543	-13.51%	35,669	2002
	20.691982	19.323871	-6.61%	37,440	2001
	19.561585	20.691982	5.78%	69,614	2000

Federated Bond Fund: Class F Shares – NQ	14.563247	18.170017	24.77%	81,072	2009
	16.458348	14.563247	-11.51%	90,719	2008
	15.874110	16.458348	3.68%	100,249	2007
	15.197498	15.874110	4.45%	114,791	2006
	15.112552	15.197498	0.56%	134,181	2005
	14.339221	15.112552	5.39%	130,569	2004
	12.871381	14.339221	11.40%	126,027	2003
	12.195901	12.871381	5.54%	134,479	2002
	11.514205	12.195901	5.92%	123,470	2001
	11.130751	11.514205	3.44%	108,245	2000

Federated High Yield Trust – NQ	9.184845	14.098872	53.50%	96,655	2009
	12.946951	9.184845	-29.06%	85,570	2008
	12.717425	12.946951	1.80%	79,111	2007
	11.585665	12.717425	9.77%	128,016	2006
	11.459485	11.585665	1.10%	117,766	2005
	10.400769	11.459485	10.18%	149,650	2004
	8.580012	10.400769	21.22%	121,542	2003
	8.687742	8.580012	-1.24%	85,284	2002
	8.971948	8.687742	-3.17%	49,468	2001
	10.042770	8.971948	-10.66%	45,649	2000

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of the Period	Period

Fidelity Advisor Balanced Fund: Class T – NQ	12.259147	15.359638	25.29%	70,667	2009
	18.259649	12.259147	-32.86%	68,727	2008
	17.095850	18.259649	6.81%	76,411	2007
	15.563508	17.095850	9.85%	73,978	2006
	15.021462	15.563508	3.61%	73,624	2005
	14.499103	15.021462	3.60%	85,032	2004
	12.496654	14.499103	16.02%	83,222	2003
	13.924940	12.496654	-10.26%	85,330	2002
	14.384426	13.924940	-3.19%	86,449	2001
	15.455350	14.384426	-6.93%	79,760	2000
	10.000000	10.177458	1.77%	0	1995*

Fidelity Advisor Equity Income Fund: Class T	14.635198	17.950917	22.66%	103,627	2009
	25.030175	14.635198	-41.53%	127,058	2008
	24.538931	25.030175	2.00%	152,823	2007
	21.279508	24.538931	15.32%	185,764	2006
	20.305263	21.279508	4.80%	200,849	2005
	18.385959	20.305263	10.44%	207,283	2004
	14.506340	18.385959	26.74%	182,727	2003
	17.422645	14.506340	-16.74%	173,217	2002
	18.092498	17.422645	-3.70%	145,153	2001
	16.762859	18.092498	7.93%	114,461	2000
	10.000000	10.213719	2.14%	0	1995*

Fidelity Advisor Growth Opportunities Fund: Class T – NQ	7.875789	11.417505	44.97%	152,316	2009
	17.883749	7.875789	-55.96%	170,528	2008
	14.748710	17.883749	21.26%	223,593	2007
	14.245507	14.748710	3.53%	235,646	2006
	13.309487	14.245507	7.01%	294,745	2005
	12.607995	13.309487	5.56%	330,246	2004
	9.882801	12.607995	27.58%	370,410	2003
	12.909284	9.882801	-23.44%	375,670	2002
	15.413519	12.909284	-16.25%	414,206	2001
	19.101353	15.413519	-19.31%	443,491	2000
	10.000000	10.325686	3.26%	0	1995*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of the Period	Period

Fidelity Advisor High Income Advantage Fund: Class T – NQ	12.503411	20.907088	67.21%	29,631	2009
	20.744811	12.503411	-39.73%	33,218	2008
	20.561464	20.744811	0.89%	45,868	2007
	18.028079	20.561464	14.05%	75,586	2006
	17.462087	18.028079	3.24%	103,633	2005
	15.410426	17.462087	13.31%	137,174	2004
	10.878719	15.410426	41.66%	191,012	2003
	11.483101	10.878719	-5.26%	174,086	2002
	11.774147	11.483101	-2.47%	184,770	2001
	13.417364	11.774147	-12.25%	209,619	2000
	10.000000	10.057673	0.58%	0	1995*

Fidelity Asset Manager 50% – NQ	16.700070	21.583277	29.24%	76,622	2009
	23.435864	16.700070	-28.74%	84,558	2008
	22.332743	23.435864	4.94%	96,919	2007
	20.722377	22.332743	7.77%	114,368	2006
	20.181802	20.722377	2.68%	155,361	2005
	19.400449	20.181802	4.03%	193,635	2004
	16.774479	19.400449	15.65%	231,667	2003
	18.484216	16.774479	-9.25%	242,946	2002
	19.494857	18.484216	-5.18%	284,944	2001
	19.290540	19.494857	1.06%	299,977	2000

Fidelity Capital & Income Fund – NQ	54.264341	92.198442	69.91%	4,474	2009
	80.733607	54.264341	-32.79%	4,633	2008
	78.796409	80.733607	2.46%	4,873	2007
	70.620759	78.796409	11.58%	5,825	2006
	68.113552	70.620759	3.68%	6,768	2005
	61.305695	68.113552	11.10%	7,899	2004
	44.643248	61.305695	37.32%	11,090	2003
	45.417819	44.643248	-1.71%	12,054	2002
	48.286748	45.417819	-5.94%	13,985	2001
	54.000183	48.286748	-10.58%	15,364	2000

Fidelity Equity-Income Fund – NQ	68.567882	87.664859	27.85%	61,956	2009
	119.045787	68.567882	-42.40%	70,057	2008
	118.959170	119.045787	0.07%	78,213	2007
	100.596791	118.959170	18.25%	93,962	2006
	96.389416	100.596791	4.36%	104,703	2005
	87.753466	96.389416	9.84%	112,880	2004
	68.411071	87.753466	28.27%	119,162	2003
	83.671321	68.411071	-18.24%	121,343	2002
	89.259809	83.671321	-6.26%	137,625	2001
	83.313397	89.259809	7.14%	146,711	2000

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of the Period	Period

Fidelity Magellan Fund – NQ	17.986592	25.054565	39.30%	317,718	2009
	36.015823	17.986592	-50.06%	340,577	2008
	30.710930	36.015823	17.27%	409,548	2007
	29.020029	30.710930	5.83%	510,738	2006
	27.627451	29.020029	5.04%	636,228	2005
	26.040039	27.627451	6.10%	737,378	2004
	21.136094	26.040039	23.20%	837,429	2003
	28.053548	21.136094	-24.66%	941,898	2002
	32.174567	28.053548	-12.81%	1,116,333	2001
	35.935860	32.174567	-10.47%	1,162,034	2000

Fidelity Puritan Fund – NQ	24.337414	30.432253	25.04%	174,283	2009
	34.808803	24.337414	-30.08%	192,799	2008
	33.218761	34.808803	4.79%	239,711	2007
	29.321694	33.218761	13.29%	286,741	2006
	28.381949	29.321694	3.31%	333,373	2005
	26.314924	28.381949	7.85%	379,995	2004
	21.817307	26.314924	20.61%	407,038	2003
	24.004249	21.817307	-9.11%	455,032	2002
	25.581595	24.004249	-2.35%	526,520	2001
	23.106868	24.581595	6.38%	546,155	2000

Fidelity Variable Insurance Products Fund – VIP High Income Portfolio: Initial Class – NQ	19.722453	28.023266	42.09%	871	2009
	26.637843	19.722453	-25.96%	872	2008
	26.258980	26.637843	1.44%	873	2007
	23.916395	26.258980	9.79%	873	2006
	23.593274	23.916395	1.37%	874	2005
	21.811575	23.593274	8.17%	875	2004
	17.364297	21.811575	25.61%	2,909	2003
	17.007355	17.364297	2.10%	2,911	2002
	19.523183	17.007355	-12.89%	4,118	2001
	25.512888	19.523183	-23.48%	4,173	2000

Fidelity Variable Insurance Products Fund – VIP Overseas Portfolio: Service Class 2R – NQ	9.614219	11.975415	24.56%	102,352	2009
	17.377893	9.614219	-44.68%	104,292	2008
	15.041844	17.377893	15.53%	122,554	2007
	12.935248	15.041844	16.29%	114,973	2006
	11.036651	12.935248	17.20%	40,437	2005
	10.000000	11.036651	10.37%	4,863	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of the Period	Period

Franklin Mutual Series Fund, Inc. – Mutual Shares Fund: Class A – NQ	12.541243	15.824543	26.18%	167,045	2009
	20.529099	12.541243	-38.91%	192,643	2008
	20.200778	20.529099	1.63%	235,262	2007
	17.347392	20.200778	16.45%	259,879	2006
	15.980051	17.347392	8.56%	274,228	2005
	14.265169	15.980051	12.02%	263,872	2004
	11.454096	14.265169	24.54%	242,606	2003
	13.068429	11.454096	-12.35%	225,245	2002
	11.864272	13.068429	10.15%	162,850	2001
	11.164707	11.864272	6.27%	43,618	2000

Franklin Templeton Variable Insurance Products Trust – Templeton Foreign Securities Fund: Class 3 – NQ	10.067797	13.633200	35.41%	146,340	2009
	17.112903	10.067797	-41.17%	150,599	2008
	15.019561	17.112903	13.94%	166,873	2007
	12.528108	15.019561	19.89%	188,243	2006
	11.524879	12.528108	8.70%	165,821	2005
	10.000000	11.524879	15.25%	128,669	2004*

Invesco Dynamics Fund: Investor Class – NQ	7.763338	10.947208	41.01%	240,997	2009
	14.859286	7.763338	-47.75%	253,602	2008
	13.401402	14.859286	10.88%	312,108	2007
	11.651509	13.401402	15.02%	333,686	2006
	10.695979	11.651509	8.93%	350,957	2005
	9.680909	10.695979	10.49%	412,876	2004
	7.093317	9.680909	36.48%	499,079	2003
	10.740031	7.093317	-33.95%	473,937	2002
	16.215857	10.740031	-33.77%	593,472	2001
	17.811356	16.215857	-8.96%	642,744	2000

Janus Fund: Class T – NQ	12.967919	17.574011	35.52%	216,561	2009
	21.839754	12.967919	-40.62%	236,557	2008
	19.205480	21.839754	13.72%	292,830	2007
	17.594483	19.205480	9.16%	334,262	2006
	17.143281	17.594483	2.63%	378,582	2005
	16.591456	17.143281	3.33%	482,022	2004
	12.763024	16.591456	30.00%	577,726	2003
	17.851634	12.763024	-28.51%	637,137	2002
	24.478898	17.851634	-27.07%	748,308	2001
	29.145619	24.478898	-16.01%	797,517	2000
	10.000000	10.239338	2.39%	0	1995*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of the Period	Period

Janus Twenty Fund: Class T – NQ	25.597243	36.195576	41.40%	439,791	2009
	44.694406	25.597243	-42.73%	474,798	2008
	33.313122	44.694406	34.16%	552,948	2007
	30.054447	33.313122	10.84%	638,145	2006
	27.827846	30.054447	8.00%	732,111	2005
	22.756872	27.827846	22.28%	825,021	2004
	18.399796	22.756872	23.68%	911,549	2003
	24.536301	18.399796	-25.01%	1,021,448	2002
	35.116816	24.536301	-30.13%	1,153,020	2001
	52.641837	35.116816	-33.29%	1,190,390	2000

Janus Worldwide Fund: Class T – NQ	10.243736	13.920206	35.89%	180,217	2009
	18.877687	10.243736	-45.74%	204,627	2008
	17.511092	18.877687	7.80%	268,591	2007
	15.047725	17.511092	16.37%	324,086	2006
	14.403955	15.047725	4.47%	416,804	2005
	13.828124	14.403955	4.16%	531,118	2004
	11.277094	13.828124	22.62%	722,175	2003
	15.443379	11.277094	-26.98%	829,941	2002
	20.289932	15.443379	-23.89%	972,867	2001
	24.727791	20.289932	-17.95%	1,054,795	2000

Lazard U.S. Small- Mid Cap Equity Portfolio: Open Shares – NQ	12.247135	18.731525	52.95%	99,016	2009
	19.012543	12.247135	-35.58%	103,477	2008
	20.626027	19.012543	-7.82%	108,034	2007
	17.895709	20.626027	15.26%	128,506	2006
	17.445631	17.895709	2.58%	148,480	2005
	15.383568	17.445631	13.40%	167,386	2004
	11.248436	15.383568	36.76%	144,630	2003
	13.868643	11.248436	-18.89%	138,231	2002
	11.940435	13.868643	16.15%	86,606	2001
	10.464373	11.940435	14.11%	32,088	2000

MFS® Strategic Income Fund: Class A – NQ	12.174056	15.016726	23.35%	69,165	2009
	13.987361	12.174056	-12.96%	56,766	2008
	13.682758	13.987361	2.23%	62,675	2007
	12.976541	13.682758	5.44%	66,662	2006
	12.878519	12.976541	0.76%	78,799	2005
	12.045630	12.878519	6.91%	69,176	2004
	10.725862	12.045630	12.30%	61,538	2003
	10.119915	10.725862	7.26%	39,645	2002
	10.000000	10.119915	1.20%	34,722	2001
	35.741694	35.767028	0.07%	11,595	2000

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of the Period	Period

Nationwide Bond Fund: Class D – NQ	58.077823	66.475212	14.46%	70	2009
	61.698018	58.077823	-5.87%	71	2008
	58.919156	61.698018	4.72%	71	2007
	57.178623	58.919156	3.04%	71	2006
	56.173955	57.178623	1.79%	72	2005
	54.292441	56.173955	3.47%	72	2004
	51.704249	54.292441	5.01%	72	2003
	47.942060	51.704249	7.85%	72	2002
	44.223337	47.942060	8.41%	73	2001
	41.719901	44.223337	6.00%	73	2000

Nationwide Bond Fund: Class D – Q	58.327880	66.761427	14.46%	18,205	2009
	61.963663	58.327880	-5.87%	18,611	2008
	59.172838	61.963663	4.72%	19,920	2007
	57.424811	59.172838	3.04%	24,458	2006
	56.415812	57.424811	1.79%	28,025	2005
	54.526197	56.415812	3.47%	32,581	2004
	51.926861	54.526197	5.01%	36,726	2003
	48.148472	51.926861	7.85%	39,588	2002
	44.413739	48.148472	8.41%	34,762	2001
	41.898652	44.413739	6.00%	32,956	2000

Nationwide Fund: Class D – NQ	87.776814	108.998542	24.18%	55	2009
	152.049479	87.776814	-42.27%	55	2008
	142.775094	152.049479	6.50%	55	2007
	127.060545	142.775094	12.37%	55	2006
	119.902142	127.060545	5.97%	55	2005
	110.666875	119.902142	8.35%	56	2004
	88.216785	110.666875	25.45%	56	2003
	107.853019	88.216785	-18.21%	60	2002
	124.107265	107.853019	-13.10%	92	2001
	128.692505	124.107265	-3.56%	122	2000

Nationwide Fund: Class D – Q	84.271014	104.645167	24.18%	23,539	2009
	145.976641	84.271014	-42.27%	24,470	2008
	137.072660	145.976641	6.50%	29,165	2007
	121.985746	137.072660	12.37%	35,190	2006
	115.113262	121.985746	5.97%	42,114	2005
	106.246840	115.113262	8.35%	48,114	2004
	84.693403	106.246840	25.45%	50,848	2003
	103.545349	84.693403	-18.21%	51,953	2002
	119.150408	103.545349	-13.10%	53,874	2001
	123.552516	119.150408	-3.56%	56,417	2000

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of the Period	Period

Nationwide Government Bond Fund: Class D – NQ	18.133780	18.515189	2.10%	103,198	2009
	17.014622	18.133780	6.58%	111,812	2008
	16.004119	17.014622	6.31%	106,977	2007
	15.613505	16.004119	2.50%	128,756	2006
	15.392337	15.613505	1.44%	160,857	2005
	15.079382	15.392337	2.08%	201,541	2004
	14.993745	15.079382	0.57%	256,407	2003
	13.690706	14.993745	9.52%	288,740	2002
	12.848276	13.690706	6.56%	90,136	2001
	11.529833	12.848276	11.44%	33,952	2000
	10.000000	10.124709	1.25%	0	1995*

Nationwide Growth Fund: Class A– NQ	8.424717	11.025351	30.87%	22,868	2009
	13.962273	8.424717	-39.66%	21,063	2008
	11.860321	13.962273	17.72%	23,239	2007
	11.335970	11.860321	4.63%	21,329	2006
	10.823294	11.335970	4.74%	33,644	2005
	10.172955	10.823294	6.39%	27,895	2004
	10.000000	10.172955	1.73%	20,015	2003*

Nationwide Growth Fund: Class D – NQ	53.159100	69.861368	31.42%	114	2009
	87.868286	53.159100	-39.50%	114	2008
	74.442189	87.868286	18.04%	114	2007
	70.942653	74.442189	4.93%	115	2006
	67.454082	70.942653	5.17%	115	2005
	63.214237	67.454082	6.71%	115	2004
	48.146131	63.214237	31.30%	116	2003
	68.419812	48.146131	-29.63%	116	2002
	96.002074	68.419812	-28.73%	179	2001
	139.479726	96.002074	-31.17%	198	2000

Nationwide Growth Fund: Class D – Q	50.346039	66.164459	31.42%	5,083	2009
	83.218499	50.346039	-39.50%	6,081	2008
	70.502878	83.218499	18.04%	7,556	2007
	67.188539	70.502878	4.93%	11,312	2006
	63.884588	67.188539	5.17%	15,446	2005
	59.869104	63.884588	6.71%	18,003	2004
	45.598362	59.869104	31.30%	21,965	2003
	64.799205	45.598362	-29.63%	19,736	2002
	90.921898	64.799205	-28.73%	20,929	2001
	132.098827	90.921898	-31.17%	19,276	2000

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of the Period	Period

Nationwide Large Cap Value Fund: Class A – NQ	10.060624	11.768216	16.97%	76,231	2009
	15.479440	10.060624	-35.01%	76,319	2008
	16.088265	15.479440	-3.78%	96,325	2007
	13.466069	16.088265	19.47%	118,633	2006
	12.668649	13.466069	5.89%	98,861	2005
	11.076000	12.668649	14.38%	78,106	2004
	8.764959	11.076000	26.37%	58,387	2003
	10.300589	8.764959	-14.91%	47,077	2002
	10.960933	10.300589	-6.02%	39,754	2001
	9.619068	10.960933	13.95%	11,928	2000

Nationwide Money Market Fund: Prime Shares – Pre 12/25/82 – Q	31.488615	31.086120	-1.28%	2,228	2009
	31.250402	31.488615	0.76%	2,384	2008
	30.198044	31.250402	3.48%	2,887	2007
	29.261448	30.198044	3.20%	3,618	2006
	28.862163	29.261448	1.38%	4,426	2005
	29.000231	28.862163	-0.48%	5,046	2004
	29.202279	29.000231	-0.69%	7,279	2003
	29.257720	29.202279	-0.19%	9,859	2002
	28.654201	29.257720	2.11%	13,826	2001
	27.412298	28.654201	4.53%	24,257	2000

Nationwide Money Market Fund: Prime Shares – On and After 12/25/82 – NQ	31.687620	31.282581	-1.28%	221	2009
	31.447901	31.687620	0.76%	223	2008
	30.388893	31.447901	3.48%	818	2007
	29.446377	30.388893	3.20%	820	2006
	29.044569	29.446377	1.38%	823	2005
	29.183509	29.044569	-0.48%	825	2004
	29.386834	29.183509	-0.69%	828	2003
	29.442625	29.386834	-0.19%	830	2002
	28.835292	29.442625	2.11%	833	2001
	27.585541	28.835292	4.53%	836	2000

Nationwide Money Market Fund: Prime Shares – On and After 12/25/82 – Q	25.006911	24.687267	-1.28%	386,001	2009
	24.817732	25.006911	0.76%	439,069	2008
	23.981996	24.817732	3.48%	437,536	2007
	23.238189	23.981996	3.20%	441,698	2006
	22.921094	23.238189	1.38%	387,807	2005
	23.030742	22.921094	-0.48%	412,802	2004
	23.191202	23.030742	-0.69%	464,750	2003
	23.235229	23.191202	-0.19%	622,931	2002
	22.755940	23.235229	2.11%	645,265	2001
	21.769674	22.755940	4.53%	594,611	2000

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of the Period	Period

Nationwide S&P 500® Index Fund: Service Class – NQ	7.129157	8.859334	24.27%	102,329	2009
	11.549381	7.129157	-38.27%	96,783	2008
	11.171053	11.549381	3.39%	123,444	2007
	9.828260	11.171053	13.66%	103,561	2006
	9.552030	9.828260	2.89%	123,029	2005
	8.774483	9.552030	8.86%	117,458	2004
	6.956820	8.774483	26.13%	115,360	2003
	9.115203	6.956820	-23.68%	88.783	2002
	10.535005	9.115203	-13.48%	97,115	2001
	11.817107	10.535005	-10.85%	52,371	2000

NVIT NVIT Investor Destinations Aggressive Fund: Class II – NQ	8.934928	11.217984	25.55%	127,979	2009
	14.333878	8.934928	-37.67%	105,895	2008
	13.706996	14.333878	4.57%	88,935	2007
	11.882640	13.706996	15.35%	71,502	2006
	11.154028	11.882640	6.53%	23,675	2005
	10.000000	11.154028	11.54%	8,041	2004*

NVIT NVIT Investor Destinations Conservative Fund: Class II – NQ	10.657533	11.474587	7.67%	26,698	2009
	11.489938	10.657533	-7.24%	11,637	2008
	11.047610	11.489938	4.00%	9,730	2007
	10.542864	11.047610	4.79%	4,407	2006
	10.339434	10.542864	1.97%	2,999	2005
	10.000000	10.339434	3.39%	30	2004*

NVIT NVIT Investor Destinations Moderate Fund: Class II – NQ	9.726441	11.437006	17.59%	136,654	2009
	12.830858	9.726441	-24.19%	118,611	2008
	12.304405	12.830858	4.28%	117,113	2007
	11.195043	12.304405	9.91%	91,582	2006
	10.766688	11.195043	3.98%	81,006	2005
	10.000000	10.766688	7.67%	47,710	2004*

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II – NQ	9.322569	11.445822	22.78%	190,707	2009
	13.767168	9.322569	-32.28%	176,763	2008
	13.141252	13.767168	4.76%	154,475	2007
	11.623695	13.141252	13.06%	172,773	2006
	10.998532	11.623695	5.68%	83,390	2005
	10.000000	10.998532	9.99%	48,890	2004*

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II – NQ	10.215525	11.550912	13.07%	42,401	2009
	12.182922	10.215525	-16.15%	39,270	2008
	11.660994	12.182922	4.48%	18,241	2007
	10.896378	11.660994	7.02%	13,163	2006
	10.565533	10.896378	3.13%	7,930	2005
	10.000000	10.565533	5.66%	1,048	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of the Period	Period

NVIT NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ	6.071023	8.155696	34.34%	1,551	2009
	10.000000	6.071023	-39.29%	58	2008*

NVIT Templeton NVIT International Value Fund: Class III – NQ	10.000000	12.921098	29.21%	2,858	2009*

Neuberger Berman Genesis Fund: Trust Class – NQ	19.417000	24.194600	24.61%	248,226	2009
	29.298334	19.417000	-33.73%	292,463	2008
	24.372349	29.298334	20.21%	340,984	2007
	23.022028	24.372349	5.87%	406,765	2006
	20.055163	23.022028	14.79%	503,739	2005
	17.121334	20.055163	17.14%	489,521	2004
	13.175921	17.121334	29.94%	391,151	2003
	13.761547	13.175921	-4.26%	366,489	2002
	12.440853	13.761547	10.62%	246,948	2001
	9.512964	12.440853	30.78%	122,582	2000

Neuberger Berman Guardian Fund: Investor Class – NQ	15.020634	19.303970	28.52%	78,552	2009
	24.631927	15.020634	-39.02%	93,599	2008
	23.192677	24.631927	6.21%	99,765	2007
	20.706712	23.192677	12.01%	123,393	2006
	19.346184	20.706712	7.03%	148,320	2005
	16.888413	19.346184	14.55%	167,915	2004
	12.661621	16.888413	33.38%	193,334	2003
	17.277066	12.661621	-26.71%	241,595	2002
	17.835033	17.277066	-3.13%	291,417	2001
	18.411034	17.835033	-3.13%	321,714	2000

Neuberger Berman Partners Fund: Investor Class – NQ	19.768724	30.458601	54.07%	115,319	2009
	41.715684	19.768724	-52.61%	124,627	2008
	38.391972	41.715684	8.66%	142,633	2007
	34.362750	38.391972	11.73%	174,025	2006
	29.506359	34.362750	16.46%	208,718	2005
	25.076617	29.506359	17.66%	185,415	2004
	18.698477	25.076617	34.11%	201,663	2003
	25.200975	18.698477	-25.80%	209,534	2002
	26.331332	25.200975	-4.29%	247,749	2001
	26.523895	26.331332	-0.73%	250,980	2000

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of the Period	Period

Neuberger Berman Short Duration Bond Fund: Investor Class – NQ	12.661390	14.165466	11.88%	51,020	2009
	15.277793	12.661390	-17.13%	59,144	2008
	14.693581	15.277793	3.98%	69,314	2007
	14.289778	14.693581	2.83%	66,777	2006
	14.253528	14.289778	0.25%	72,068	2005
	14.308826	14.232843	-0.53%	90,347	2004
	14.139142	14.308826	1.20%	97,424	2003
	13.629612	14.139142	3.74%	89,370	2002
	12.738631	13.629612	6.99%	87,855	2001
	12.095451	12.738631	5.32%	60,106	2000

Neuberger Berman Socially Responsive Fund: Trust Class – NQ	8.618537	11.087395	28.65%	15,734	2009
	14.292033	8.618537	-39.70%	15,403	2008
	13.494580	14.292033	5.91%	16,896	2007
	11.970241	13.494580	12.73%	16,472	2006
	11.286514	11.970241	6.06%	10,495	2005
	10.000000	11.286514	12.87%	2,209	2004*

Oppenheimer Global Fund: Class A – NQ	33.822234	46.469590	37.39%	99,144	2009
	58.109405	33.822234	-41.80%	112,726	2008
	55.563680	58.109405	4.58%	137,806	2007
	47.958787	55.563680	15.86%	179,886	2006
	42.684257	47.958787	12.36%	235,061	2005
	36.442041	42.684257	17.13%	295,122	2004
	25.805611	36.442041	41.22%	361,814	2003
	33.714330	25.805611	-23.46%	353,717	2002
	38.730878	33.714330	-12.95%	374,899	2001
	37.706431	38.730878	2.72%	375,790	2000

Oppenheimer Variable Account Funds – Oppenheimer Global Securities Fund/VA: Class 4 – NQ	9.278310	12.764029	37.57%	217,183	2009
	15.758973	9.278310	-41.12%	223,964	2008
	15.055531	15.758973	4.67%	252,968	2007
	12.992657	15.055531	15.88%	283,767	2006
	11.541948	12.992657	12.57%	235,836	2005
	10.000000	11.541948	15.42%	150,174	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of the Period	Period

Templeton Foreign Fund: Class A – NQ	16.344198	24.154422	47.79%	58,953	2009
	30.717251	16.344198	-46.79%	78,668	2008
	26.546102	30.717251	15.71%	98,529	2007
	22.425179	26.546102	18.38%	129,308	2006
	20.536047	22.425179	9.20%	186,854	2005
	17.611532	20.536047	16.61%	231,234	2004
	13.671456	17.611532	28.82%	290,467	2003
	15.162264	13.671456	-9.83%	289,598	2002
	16.685027	15.162264	-9.13%	315,340	2001
	17.547470	16.685027	-4.91%	329,717	2000
	10.000000	11.097523	10.98%	69,083	1995*

The Dreyfus Third Century Fund, Inc.: Class Z – NQ	14.705790	19.347463	31.56%	26,615	2009
	22.678149	14.705790	-35.15%	28,727	2008
	21.364058	22.678149	6.15%	32,090	2007
	19.856213	21.364058	7.59%	35,337	2006
	19.443020	19.856213	2.13%	42,784	2005
	18.596846	19.443020	4.55%	48,888	2004
	14.968630	18.596846	24.24%	54,525	2003
	21.473521	14.968630	-30.29%	59,417	2002
	28.523380	21.473521	-24.72%	70,673	2001
	33.178138	28.523380	-14.03%	72,298	2000

Virtus Balanced Fund: Class A – NQ	16.588127	20.200179	21.77%	33,587	2009
	22.663423	16.588127	-26.81%	32,818	2008
	21.689141	22.663423	4.49%	40,077	2007
	19.491747	21.689141	11.27%	43,232	2006
	19.460657	19.491747	0.16%	57,925	2005
	18.398365	19.460657	5.77%	58,000	2004
	15.717371	18.398365	17.06%	53,906	2003
	18.006514	15.717371	-12.71%	48,209	2002
	17.900599	18.006514	0.59%	48,287	2001
	18.203902	17.900599	-1.67%	49,220	2000

Wells Fargo Advantage Funds - Wells Fargo Advantage Common Stock Fund: Investor Class – NQ	14.176017	19.768091	39.45%	86,055	2009
	22.071262	14.176017	-35.77%	98,905	2008
	20.341056	22.071262	8.51%	119,251	2007
	17.871679	20.341056	13.82%	131,761	2006
	16.165231	17.871679	10.56%	149,433	2005
	14.894822	16.165231	8.53%	167,705	2004
	10.880293	14.894822	36.90%	172,532	2003
	13.653826	10.880293	-20.31%	178,942	2002
	14.074339	13.653826	-2.99%	152,176	2001
	14.432187	14.074339	-2.48%	125,286	2000

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of the Period	Period

Wells Fargo Advantage Funds - Wells Fargo Advantage Large Cap Growth Fund: Investor Class – NQ	17.218890	23.192832	34.69%	63,733	2009
	28.518338	17.218890	-39.62%	61,544	2008
	24.462177	28.518338	16.58%	67,346	2007
	23.859871	24.462177	2.52%	78,113	2006
	22.409845	23.859871	6.47%	86,404	2005
	20.898525	22.409845	7.23%	89,846	2004
	16.694016	20.898525	25.19%	104,342	2003
	24.126803	16.694016	-30.81%	109,741	2002
	36.094318	24.126803	-33.16%	139,555	2001
	42.228152	36.094318	-14.53%	151,240	2000

Appendix C: Contract Types and Tax Information

Types of Contracts

The contracts described in this prospectus are classified according to the tax treatment to which they are subject under the Internal Revenue Code.  Following is a general description of the various contract types.  Eligibility requirements, tax benefits (if any), limitations, and other features of the contracts will differ depending on contract type.

Charitable Remainder Trusts

Charitable Remainder Trusts are trusts that meet the requirements of Section 664 of the Internal Revenue Code.  Non-Qualified Contracts that are issued to Charitable Remainder Trusts will differ from other Non-Qualified Contracts in three respects:

(1)	Waiver of CDSC. In addition to the CDSC-free withdrawal privilege available to all contracts, Charitable Remainder Trusts may also withdraw the difference between:

(a)	the Contract Value on the day before the withdrawal; and

(b)	the total amount of purchase payments made to the contract (less an adjustment for amounts surrendered).

(2)
Contract ownership at annuitization.  On the Annuitization Date, if the contract owner is a Charitable Remainder Trust, the Charitable Remainder Trust will continue to be the contract owner and the Annuitant will NOT become the contract owner.

(3)
Recipient of death benefit proceeds.  With respect to the death benefit proceeds, if the contract owner is a Charitable Remainder Trust, the death benefit is payable to the Charitable Remainder Trust.  Any designation in conflict with the Charitable Remainder Trust’s right to the death benefit will be void.

While these provisions are intended to facilitate a Charitable Remainder Trust's ownership of this contract, the rules governing Charitable Remainder Trusts are numerous and complex.  A Charitable Remainder Trust that is considering purchasing this contract should seek the advice of a qualified tax and/or financial adviser prior to purchasing the contract.  An annuity that has a Charitable Remainder Trust endorsement is not a charitable remainder trust; the endorsement is merely to facilitate ownership of the contract by a Charitable Remainder Trust.

Investment Only (Qualified Plans)

Contracts that are owned by Qualified Plans are not intended to confer tax benefits on the beneficiaries of the plan; they are used as investment vehicles for the plan.  The income tax consequences to the beneficiary of a Qualified Plan are controlled by the operation of the plan, not by operation of the assets in which the plan invests.

Beneficiaries of Qualified Plans should contact their employer and/or trustee of the plan to obtain and review the plan, trust, summary plan description and other documents for the tax and other consequences of being a participant in a Qualified Plan.

Individual Retirement Annuities (IRAs)

IRAs are contracts that satisfy the provisions of Section 408(b) of the Internal Revenue Code, including the following requirements:

•	the contract is not transferable by the owner;

•	the premiums are not fixed;

•
if the contract owner is younger than age 50, the annual premium cannot exceed $5,000; if the contract owner is age 50 or older, the annual premium cannot exceed $6,000 (although rollovers of greater amounts from Qualified Plans, Tax Sheltered Annuities and other IRAs can be received);

•	certain minimum distribution requirements must be satisfied after the owner attains the age of 70½;

•	the entire interest of the owner in the contract is nonforfeitable; and

•	after the death of the owner, additional distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.

Depending on the circumstance of the owner, all or a portion of the contributions made to the account may be deducted for federal income tax purposes.

IRAs may receive rollover contributions from other Individual Retirement Accounts, other Individual Retirement Annuities, Tax Sheltered Annuities, certain 457 governmental plans and qualified retirement plans (including 401(k) plans).

When the owner of an IRA attains the age of 70½, the Internal Revenue Code requires that certain minimum distributions be made.  In addition, upon the death of the owner of an IRA, mandatory distribution requirements are imposed by the Internal Revenue Code to ensure distribution of the entire Contract Value within the required statutory period.  Due to recent changes in Treasury Regulations, the amount used to compute the mandatory distributions may exceed the Contract Value.

Failure to make the mandatory distributions can result in an additional penalty tax of 50% of the excess of the amount required to be distributed over the amount that was actually distributed.

For further details regarding IRAs, please refer to the disclosure statement provided when the IRA was established and the annuity contract’s IRA endorsement.

Non-Qualified Contracts

A Non-Qualified Contract is a contract that does not qualify for certain tax benefits under the Internal Revenue Code, and which is not an IRA, a Roth IRA, a SEP IRA, a Simple IRA, or a Tax Sheltered Annuity.

Upon the death of the owner of a Non-Qualified Contract, mandatory distribution requirements are imposed to ensure distribution of the entire balance in the contract within a required period.

Non-Qualified contracts that are owned by natural persons allow the deferral of taxation on the income earned in the contract until it is distributed or deemed to be distributed.  Non-Qualified contracts that are owned by nonnatural persons, such as trusts, corporations and partnerships are generally subject to current income tax on the income earned inside the contract, unless the nonnatural person owns the contract as an "agent" of a natural person.

Roth IRAs

Roth IRA contracts are contracts that satisfy the provisions of Section 408A of the Internal Revenue Code, including the following requirements:

•	the contract is not transferable by the owner;

•	the premiums are not fixed;

•
if the contract owner is younger than age 50, the annual premium cannot exceed $5,000; if the contract owner is age 50 or older, the annual premium cannot exceed $6,000 (although rollovers of greater amounts from other Roth IRAs and IRAs can be received);

•	the entire interest of the owner in the contract is nonforfeitable; and

•	after the death of the owner, certain distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.

A Roth IRA can receive a rollover from an IRA or another eligible retirement plan; however, the amount rolled over from the IRA or another eligible retirement plan to the Roth IRA is required to be included in the owner's federal gross income at the time of the rollover, and will be subject to federal income tax.

There are income limitations on eligibility to participate in a Roth IRA and additional income limitations for eligibility to roll over amounts from an IRA or other eligible retirement plan to a Roth IRA.

For further details regarding Roth IRAs, please refer to the disclosure statement provided when the Roth IRA was established and the annuity contract’s IRA endorsement.

Simplified Employee Pension IRAs (SEP IRA)

A SEP IRA is a written plan established by an employer for the benefit of employees which permits the employer to make contributions to an IRA established for the benefit of each employee.

An employee may make deductible contributions to a SEP IRA subject to the same restrictions and limitations as an IRA.  In addition, the employer may make contributions to the SEP IRA, subject to dollar and percentage limitations imposed by both the Internal Revenue Code and the written plan.

A SEP IRA plan must satisfy:

•	minimum participation rules;

•	top-heavy contribution rules;

•	nondiscriminatory allocation rules; and

•	requirements regarding a written allocation formula.

In addition, the plan cannot restrict withdrawals of non-elective contributions, and must restrict withdrawals of elective contributions before March 15th of the following year.

When the owner of a SEP IRA attains the age of 70½, the Internal Revenue Code requires that certain minimum distributions be made.  Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the Contract Value. In addition, upon the death of the owner of a SEP IRA, mandatory distribution requirements are imposed by the Internal Revenue Code to ensure distribution of the entire Contract Value within the required statutory period.

Simple IRAs

A Simple IRA is an individual retirement annuity that is funded exclusively by a qualified salary reduction arrangement and satisfies:

•	vesting requirements;

•	participation requirements; and

•	administrative requirements.

The funds contributed to a Simple IRA cannot be commingled with funds in IRAs or SEP IRAs.

A Simple IRA cannot receive rollover distributions except from another Simple IRA.

When the owner of Simple IRA attains the age of 70½, the Internal Revenue Code requires that certain minimum distributions be made. Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the Contract Value.

In addition, upon the death of the owner of a Simple IRA, mandatory distribution requirements are imposed by the Internal Revenue Code to ensure distribution of the entire Contract Value within the required statutory period.

Tax Sheltered Annuities

Certain tax-exempt organizations (described in section 501(c)(3) of the Internal Revenue Code) and public school systems may establish a plan under which annuity contracts can be purchased for their employees.  These annuity contracts are often referred to as Tax Sheltered Annuities.

Purchase payments made to Tax Sheltered Annuities are excludable from the income of the employee, up to statutory maximum amounts.  These amounts should be set forth in the plan adopted by the employer.

Tax Sheltered Annuities may receive rollover contributions from Individual Retirement Accounts, Individual Retirement Annuities, other Tax Sheltered Annuities, certain 457 governmental plans, and qualified retirement plans (including 401(k) plans).

The owner's interest in the contract is nonforfeitable (except for failure to pay premiums) and cannot be transferred.

When the owner of a Tax Sheltered Annuity attains the age of 70½, the Internal Revenue Code requires that certain minimum distributions be made.  Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the Contract Value.  In addition, upon the death of the owner of a Tax Sheltered Annuity, mandatory distribution requirements are imposed by the Internal Revenue Code to ensure distribution of the entire Contract Value within the required statutory period.

Commencing in 2009, Tax Sheltered Annuities must be issued pursuant to a written plan, and the plan must satisfy various administrative requirements.  You should check with your employer to ensure that these requirements will be satisfied in a timely manner.

Federal Tax Considerations

Federal Income Taxes

The tax consequences of purchasing a contract described in this prospectus will depend on:

•	the type of contract purchased;

•	the purposes for which the contract is purchased; and

•	the personal circumstances of individual investors having interests in the contracts.

Existing tax rules are subject to change, and may affect individuals differently depending on their situation.  Nationwide does not guarantee the tax status of any contracts or any transactions involving the contracts.

Representatives of the Internal Revenue Service have informally suggested, from time to time, that the number of underlying mutual funds available or the number of transfer opportunities available under a variable product may be relevant in determining whether the product qualifies for the desired tax treatment.  In 2003, the Internal Revenue Service issued formal guidance, in Revenue Ruling 2003-91, that indicates that if the number of underlying mutual funds available in a variable insurance product does not exceed 20, the number of underlying mutual funds alone would not cause the contract to not qualify for the desired tax treatment.  The Internal Revenue Service has also indicated that exceeding 20 investment options may be considered a factor, along with other factors including the number of transfer opportunities available under the contract, when determining whether the contract qualifies for the desired tax treatment.  The revenue ruling did not indicate the actual number of underlying mutual funds that would cause the contract to not provide the desired tax treatment.  Should the U.S. Secretary of the Treasury issue additional rules or regulations limiting the number of underlying mutual funds, transfers between underlying mutual funds, exchanges of underlying mutual funds or changes in investment objectives of underlying mutual funds such that the contract would no longer qualify for tax deferred treatment under Section 72 of the Internal Revenue Code, Nationwide will take whatever steps are available to remain in compliance.

If the contract is purchased as an investment of certain retirement plans (such as qualified retirement plans, Individual Retirement Accounts, and custodial accounts as described in Sections 401 and 408(a), of the Internal Revenue Code), tax advantages enjoyed by the contract owner and/or Annuitant may relate to participation in the plan rather than ownership of the annuity contract.  Such plans are permitted to purchase investments other than annuities and retain tax-deferred status.

The following is a brief summary of some of the federal income tax considerations related to the contracts.  In addition to the federal income tax, distributions from annuity contracts may be subject to state and local income taxes.  The tax rules across all states and localities are not uniform and therefore will not be discussed in this prospectus.  Tax rules that may apply to contracts issued in U.S. territories such as Puerto Rico and Guam are also not discussed.  Nothing in this prospectus should be considered to be tax advice.  Contract owners and prospective contract owners should consult a financial consultant, tax adviser or legal counsel to discuss the taxation and use of the contracts.

IRAs, SEP IRAs and Simple IRAs

Distributions from IRAs, SEP IRAs and Simple IRAs are generally taxed as ordinary income when received.  If any of the amounts contributed to the Individual Retirement Annuity was nondeductible for federal income tax purposes, then a portion of each distribution is excludable from income.

If distributions of income from an IRA are made prior to the date that the owner attains the age of 59½ years, the income is subject to the regular income tax, and an additional penalty tax of 10% is generally applicable.  (For Simple IRAs, the 10% penalty is increased to 25% if the distribution is made during the 2-year period beginning on the date that the individual first participated in the Simple IRA.)  The 10% penalty tax can be avoided if the distribution is:

•	made to a beneficiary on or after the death of the owner;

•	attributable to the owner becoming disabled (as defined in the Internal Revenue Code);

•
part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;

•	used for qualified higher education expenses; or

•	used for expenses attributable to the purchase of a home for a qualified first-time buyer.

If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.

Roth IRAs

Distributions of earnings from Roth IRAs are taxable or nontaxable depending upon whether they are "qualified distributions" or "non-qualified distributions."  A "qualified distribution" is one that satisfies the five-year rule and meets one of the following requirements:

•	it is made on or after the date on which the contract owner attains age 59½;

•	it is made to a beneficiary (or the contract owner’s estate) on or after the death of the contract owner;

•	it is attributable to the contract owner’s disability; or

•	it is used for expenses attributable to the purchase of a home for a qualified first-time buyer.

The five-year rule generally is satisfied if the distribution is not made within the five year period beginning with the first taxable year in which a contribution is made to any Roth IRA established for the owner.

A qualified distribution is not included in gross income for federal income tax purposes.

A non-qualified distribution is not includable in gross income to the extent that the distribution, when added to all previous distributions, does not exceed the total amount of contributions made to the Roth IRA.  Any non-qualified distribution in excess of total contributions is includable in the contract owner’s gross income as ordinary income in the year that it is distributed to the contract owner.

Special rules apply for Roth IRAs that have proceeds received from an IRA prior to January 1, 1999 if the owner elected the special 4-year income averaging provisions that were in effect for 1998.

If non-qualified distributions of income from a Roth IRA are made prior to the date that the owner attains the age of 59½ years, the income is subject to both the regular income tax and an additional penalty tax of 10%.  The penalty tax can be avoided if the distribution is:

•	made to a beneficiary on or after the death of the owner;

•	attributable to the owner becoming disabled (as defined in the Internal Revenue Code);

•
part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;

•	for qualified higher education expenses; or

•	used for expenses attributable to the purchase of a home for a qualified first-time buyer.

If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.

Tax Sheltered Annuities

Distributions from Tax Sheltered Annuities are generally taxed when received.  A portion of each distribution after the Annuitization Date is excludable from income based on a formula established pursuant to the Internal Revenue Code.  The formula excludes from income the amount invested in the contract divided by the number of anticipated payments until the full investment in the contract is recovered.  Thereafter all distributions are fully taxable.

If a distribution of income is made from a Tax Sheltered Annuity prior to the date that the owner attains the age of 59½ years, the income is subject to both the regular income tax and an additional penalty tax of 10%.  The penalty tax can be avoided if the distribution is:

•	made to a beneficiary on or after the death of the owner;

•	attributable to the owner becoming disabled (as defined in the Internal Revenue Code);

•
part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary; or

•	made to the owner after separation from service with his or her employer after age 55.

A loan from a Tax Sheltered Annuity generally is not considered to be a distribution, and is therefore generally not taxable.  However, if the loan is not repaid in accordance with the repayment schedule, the entire balance of the loan would be treated as being in default, and the defaulted amount would be treated as being distributed to the participant as a taxable distribution.

If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.

Non-Qualified Contracts - Natural Persons as Contract Owners

Generally, the income earned inside a Non-Qualified Annuity Contract that is owned by a natural person is not taxable until it is distributed from the contract.

Distributions before the Annuitization Date are taxable to the contract owner to the extent that the cash value of the contract exceeds the contract owner’s investment in the contract at the time of the distribution.  In general, the investment in the contract is equal to the purchase payments made with after-tax dollars.  Distributions, for this purpose, include full and partial surrenders, any portion of the contract that is assigned or pledged, amounts borrowed from the contract, or any portion of the contract that is transferred by gift.  For these purposes, a transfer by gift may occur upon annuitization if the contract owner and the Annuitant are not the same individual.

With respect to annuity distributions on or after the Annuitization Date, a portion of each annuity payment is excludable from taxable income.  The amount excludable from each annuity payment is determined by multiplying the annuity payment by a fraction which is equal to the contract owner’s investment in the contract, divided by the expected return on the contract.  Once the entire investment in the contract is recovered, all distributions are fully includable in income.  The maximum amount excludable from income is the investment in the contract.  If the Annuitant dies before the entire investment in the contract has been excluded from income, and as a result of the Annuitant's death no more payments are due under the contract, then the unrecovered investment in the contract may be deducted on his or her final tax return.

In determining the taxable amount of a distribution, all annuity contracts issued after October 21, 1988 by the same company to the same contract owner during the same calendar year will be treated as one annuity contract.

A special rule applies to distributions from contracts that have investments that were made prior to August 14, 1982.  For those contracts, distributions that are made prior to the Annuitization Date are treated first as a recovery of the investment in the contract as of that date.  A distribution in excess of the amount of the investment in the contract as of August 14, 1982, will be treated as taxable income.
The Internal Revenue Code imposes a penalty tax if a distribution is made before the contract owner reaches age 59½.  The amount of the penalty is 10% of the portion of any distribution that is includable in gross income.  The penalty tax does not apply if the distribution is:

•	the result of a contract owner’s death;

•	the result of a contract owner’s disability (as defined in the Internal Revenue Code);

•
one of a series of substantially equal periodic payments made over the life (or life expectancy) of the contract owner or the joint lives (or joint life expectancies) of the contract owner and the beneficiary selected by the contract owner to receive payment under the annuity payment option selected by the contract owner; or

•	is allocable to an investment in the contract before August 14, 1982.

If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.

Non-Qualified Contracts - Non-Natural Persons as Contract Owners

The previous discussion related to the taxation of Non-Qualified Contracts owned by individuals.  Different rules (the so-called "non-natural persons" rules) apply if the contract owner is not a natural person.

Generally, contracts owned by corporations, partnerships, trusts, and similar entities are not treated as annuity contracts under the Internal Revenue Code.  Therefore, income earned under a Non-Qualified Contract that is owned by a non-natural person is taxed as ordinary income during the taxable year that it is earned.  Taxation is not deferred, even if the income is not distributed out of the contract.  The income is taxable as ordinary income, not capital gain.

The non-natural persons rules do not apply to all entity-owned contracts.  For purposes of the non-natural persons rule, a contract that is owned by a non-natural person as an agent of an individual is treated as owned by the individual.  This would cause the contract to be treated as an annuity under the Internal Revenue Code, allowing tax deferral.  However, this exception does not apply when the non-natural person is an employer that holds the contract under a non-qualified deferred compensation arrangement for one or more employees.

The non-natural persons rules also do not apply to contracts that are:

•	acquired by the estate of a decedent by reason of the death of the decedent;

•	issued in connection with certain qualified retirement plans and individual retirement plans;

•	purchased by an employer upon the termination of certain qualified retirement plans; or

•	immediate annuities within the meaning of Section 72(u) of the Internal Revenue Code.

If the Annuitant dies before the contract is completely distributed, the balance may be included in the Annuitant’s gross estate for tax purposes, depending on the obligations that the non-natural owner may have owed to the Annuitant.

Tax Treatment of a Partial 1035 Exchange With Subsequent Withdrawal

In March 2008, the IRS issued Rev. Proc. 2008-24, which addresses the income tax consequences of the direct transfer of a portion of the cash value of an annuity contract in exchange for the issuance of a second annuity contract.  A direct transfer that satisfies the revenue procedure will be treated as a tax-free exchange under section 1035 of the Internal Revenue Code if, for a period of at least 12 months from the date of the direct transfer, there are no distributions or surrenders from either annuity contract involved in the exchange.  In addition, the tax-free status of the exchange may still be preserved despite a distribution or surrender from either contract if the contract owner can show that between the date of the direct transfer and the distribution or surrender, one of the conditions described under section 72(q)(2) of the Internal Revenue Code that would exempt the distribution from the 10% early distribution penalty (such as turning age 59½, or becoming disabled; but not a series of substantially equal periodic payments or an immediate annuity) or " other similar life event " such as divorce or loss of employment occurred.  Absent a showing of such an occurrence, Rev. Proc. 2008-24 concludes that the direct transfer would fail to qualify as a tax-free 1035 exchange, and the full amount transferred from the original contract would be treated as a taxable distribution, followed by the purchase of a new annuity contract.  Rev. Proc. 2008-24 applies to direct transfers completed on or after June 30, 2008.  Please discuss any tax consequences concerning any contemplated or completed transactions with a professional tax adviser.

Same-sex marriages, domestic partnership and other similar relationships

Pursuant to Section 3 of the federal Defense of Marriage Act ( " DOMA " ), same-sex marriages currently are not recognized for purposes of federal law. Therefore, the favorable income-deferral options afforded by federal tax law to an opposite-sex spouse under Internal Revenue Code sections 72(s) and 401(a)(9) are currently NOT available to a same-sex spouse. Same-sex spouses who own or are considering the purchase of annuity products that provide benefits based upon status as a spouse should consult a tax adviser. To the extent that an annuity contract or certificate accords to spouses other rights or benefits that are not affected by DOMA, same-sex spouses remain entitled to such rights or benefits to the same extent as any annuity holder’s spouse.

Exchanges

As a general rule, federal income tax law treats exchanges of property in the same manner as a sale of the property.  However, pursuant to Section 1035 of the Code, an annuity contract may be exchanged tax-free for another annuity, provided that the obligee (the person to whom the annuity obligation is owed) is the same for both contracts.  If the exchange includes the receipt of property in addition to another annuity contract, such as cash, special rules may cause a portion of the transaction to be taxable.

In March 2008, the IRS issued Rev. Proc. 2008-24, which addresses the income tax consequences of the direct transfer of a portion of the cash value of an annuity contract in exchange for the issuance of a second annuity contract, sometimes referred to as a " partial exchange. "   A direct transfer that satisfies the revenue procedure will be treated as a tax-free exchange under section 1035 of the Internal Revenue Code if, for a period of at least 12 months from the date of the direct transfer, there are no distributions or surrenders from either annuity contract involved in the exchange.  In addition, the tax-free status of the exchange may still be preserved despite a distribution or surrender from either contract if the contract owner can show that between the date of the direct transfer and the distribution or surrender, one of the conditions described under section 72(q)(2) of the Internal Revenue Code that would exempt the distribution from the 10% early distribution penalty (such as turning age 59½, or becoming disabled; but not a series of substantially equal periodic payments or an immediate annuity) or " other similar life event " such as divorce or loss of employment occurred.  Absent a showing of such an occurrence, Rev. Proc. 2008-24 concludes that the direct transfer would fail to qualify as a tax-free 1035 exchange, and the full amount transferred from the original contract would be treated as a taxable distribution, followed by the purchase of a new annuity contract.  Rev. Proc. 2008-24 applies to direct transfers completed on or after June 30, 2008.

Withholding

Pre-death distributions from the contracts are subject to federal income tax.  Nationwide will withhold the tax from the distributions unless the contract owner requests otherwise.  If the distribution is from a Tax Sheltered Annuity, it will be subject to mandatory 20% withholding that cannot be waived, unless:

•
the distribution is made directly to another Tax Sheltered Annuity, qualified pension or profit-sharing plan described in section 401(a), an eligible deferred compensation plan described in section 457(b) which is maintained by an eligible employer described in section 457(e)(1)(A) or IRA; or

•	the distribution satisfies the minimum distribution requirements imposed by the Internal Revenue Code.

In addition, under some circumstances, the Internal Revenue Code will not permit contract owners to waive withholding.  Such circumstances include:

•	if the payee does not provide Nationwide with a taxpayer identification number; or

•	if Nationwide receives notice from the Internal Revenue Service that the taxpayer identification number furnished by the payee is incorrect.

If a contract owner is prohibited from waiving withholding, as described above, the distribution will be subject to mandatory back-up withholding.  The mandatory back-up withholding rate is established by Section 3406 of the Internal Revenue Code and is applied against the amount of income that is distributed.

Non-Resident Aliens

Generally, a pre-death distribution from a contract to a non-resident alien is subject to federal income tax at a rate of 30% of the amount of income that is distributed.

Nationwide is required to withhold this amount and send it to the Internal Revenue Service.  Some distributions to non-resident aliens may be subject to a lower (or no) tax if a treaty applies.  In order to obtain the benefits of such a treaty, the non-resident alien must:

(1)	provide Nationwide with a properly completed withholding certificate claiming the treaty benefit of a lower tax rate or exemption from tax; and

(2)	provide Nationwide with an individual taxpayer identification number.

If the non-resident alien does not meet the above conditions, Nationwide will withhold 30% of income from the distribution.

Another exemption from the 30% withholding rate is for the non-resident alien to provide Nationwide with sufficient evidence that:

1)	the distribution is connected to the non-resident alien’s conduct of business in the United States;

2)	the distribution is includable in the non-resident alien’s gross income for United States federal income tax purposes; and

3)	provide Nationwide with a properly completed withholding certificate claiming the exemption.

Note that for the preceding exemption, the distributions would be subject to the same withholding rules that are applicable to payments to United States persons, including back-up withholding, which is currently at a rate of 28%, if a correct taxpayer identification number is not provided.

Federal Estate, Gift and Generation Skipping Transfer Taxes

The following transfers may be considered a gift for federal gift tax purposes:

•	a transfer of the contract from one contract owner to another; or

•	a distribution to someone other than a contract owner.

Upon the contract owner’s death, the value of the contract may be subject to estate taxes, even if all or a portion of the value is also subject to federal income taxes.

Section 2612 of the Internal Revenue Code may require Nationwide to determine whether a death benefit or other distribution is a "direct skip" and the amount of the resulting generation skipping transfer tax, if any.  A direct skip is when property is transferred to, or a death benefit or other distribution is made to:

a)	an individual who is two or more generations younger than the contract owner; or

b)	certain trusts, as described in Section 2613 of the Internal Revenue Code (generally, trusts that have no beneficiaries who are not two or more generations younger than the contract owner).

If the contract owner is not an individual, then for this purpose only , "contract owner" refers to any person:

•	who would be required to include the contract, death benefit, distribution, or other payment in his or her federal gross estate at his or her death; or

•	who is required to report the transfer of the contract, death benefit, distribution, or other payment for federal gift tax purposes.

If a transfer is a direct skip, Nationwide may be required to deduct the amount of the transfer tax from the death benefit, distribution or other payment, and remit it directly to the Internal Revenue Service.

Charge for Tax

Nationwide is not required to maintain a capital gain reserve liability on Non-Qualified Contracts.  If tax laws change requiring a reserve, Nationwide may implement and adjust a tax charge.

Diversification

Internal Revenue Code Section 817(h) contains rules on diversification requirements for variable annuity contracts.  A variable annuity contract that does not meet these diversification requirements will not be treated as an annuity, unless:

•	the failure to diversify was accidental;

•	the failure is corrected; and

•	a fine is paid to the Internal Revenue Service.

The amount of the fine will be the amount of tax that would have been paid by the contract owner if the income, for the period the contract was not diversified, had been received by the contract owner.

If the violation is not corrected, the contract owner will be considered the owner of the underlying securities and will be taxed on the earnings of his or her contract.  Nationwide believes that the investments underlying this contract meet these diversification requirements.

Tax Changes

The foregoing tax information is based on Nationwide’s understanding of federal tax laws.  It is NOT intended as tax advice.   All information is subject to change without notice.   You should consult with your personal tax and/or financial adviser for more information.

In 2001, the Economic Growth and Tax Relief Reconciliation Act (EGTRRA) was enacted.  EGTRRA made numerous changes to the Internal Revenue Code, including the following:

•	generally lowering federal income tax rates;

•	increasing the amounts that may be contributed to various retirement plans, such as IRAs, Tax Sheltered Annuities and Qualified Plans;

•	increasing the portability of various retirement plans by permitting IRAs, Tax Sheltered Annuities, Qualified Plans and certain governmental 457 plans to "roll" money from one plan to another;

•	eliminating and/or reducing the highest federal estate tax rates;

•	increasing the estate tax credit; and

•	for persons dying after 2009, repealing the estate tax.

In 2006, the Pension Protection Act of 2006 made permanent the EGTRRA provisions noted above that increase the amounts that may be contributed to various retirement plans and that increase the portability of various retirement plans.  However, all of the other changes resulting from EGTRRA are scheduled to "sunset," or become ineffective, after December 31, 2010 unless they are extended by additional legislation.  If changes resulting from EGTRRA are not extended, beginning January 1, 2011, the Internal Revenue Code will be restored to its pre-EGTRRA form.  This creates uncertainty as to future tax requirements and implications.  Please consult a qualified tax or financial adviser for further information relating to EGTRRA and other tax issues.

Required Distributions

Any distribution paid that is NOT due to payment of the death benefit may be subject to a CDSC.

The Internal Revenue Code requires that certain distributions be made from the contracts issued in conjunction with this prospectus.  Following is an overview of the required distribution rules applicable to each type of contract.  Please consult a qualified tax or financial adviser for more specific required distribution information.

Required Distributions – General Information

In general, a beneficiary is an individual or other entity that the contract owner designates to receive death proceeds upon the contract owner’s death.  The distribution rules in the Internal Revenue Code make a distinction between " beneficiary " and " designated beneficiary " when determining the life expectancy that may be used for payments that are made from IRAs, SEP IRAs, Simple IRAs, Roth IRAs and Tax Sheltered Annuities after the death of the Annuitant, or that are made from Non-Qualified Contracts after the death of the contract owner.  A designated beneficiary is a natural person who is designated by the contract owner as the beneficiary under the contract.  Non-natural beneficiaries (e.g. charities or certain trusts) are not designated beneficiaries for the purpose of required distributions and the life expectancy of such a beneficiary is zero.

Life expectancies and joint life expectancies will be determined in accordance with the relevant guidance provided by the Internal Revenue Service and the Treasury Department, including but not limited to Treasury Regulation 1.72-9 and Treasury Regulation 1.401(a)(9)-9.

Required distributions paid upon the death of the contract owner are paid to the beneficiary or beneficiaries stipulated by the contract owner.  How quickly the distributions must be made may be determined with respect to the life expectancies of the beneficiaries.  For Non-Qualified Contracts, the beneficiaries used in the determination of the distribution period are those in effect on the date of the contract owner’s death.  For contracts other than Non-Qualified Contracts, the beneficiaries used in the determination of the distribution period do not have to be determined until September 30 of the year following the contract owner’s death.  If there is more than one beneficiary, the life expectancy of the beneficiary with the shortest life expectancy is used to determine the distribution period.  Any beneficiary that is not a designated beneficiary has a life expectancy of zero.

Required Distributions for Non-Qualified Contracts

Internal Revenue Code Section 72(s) requires Nationwide to make certain distributions when a contract owner dies.  The following distributions will be made in accordance with the following requirements:

(1)
If any contract owner dies on or after the Annuitization Date and before the entire interest in the contract has been distributed, then the remaining interest must be distributed at least as rapidly as the distribution method in effect on the contract owner's death.

(2)
If any contract owner dies before the Annuitization Date, then the entire interest in the contract (consisting of either the death benefit or the Contract Value reduced by charges set forth elsewhere in the contract) will be distributed within 5 years of the contract owner’s death, provided however:

(a)
any interest payable to or for the benefit of a designated beneficiary may be distributed over the life of the designated beneficiary or over a period not longer than the life expectancy of the designated beneficiary.  Payments must begin within one year of the contract owner's death unless otherwise permitted by federal income tax regulations; and

(b)
if the designated beneficiary is the surviving spouse of the deceased contract owner, the spouse can choose to become the contract owner instead of receiving a death benefit.  Any distributions required under these distribution rules will be made upon that spouse’s death.

In the event that the contract owner is not a natural person (e.g., a trust or corporation), for purposes of these distribution provisions:

(a)	the death of the Annuitant will be treated as the death of a contract owner;

(b)	any change of Annuitant will be treated as the death of a contract owner; and

(c)	in either case, the appropriate distribution will be made upon the death or change, as the case may be.

These distribution provisions do not apply to any contract exempt from Section 72(s) of the Internal Revenue Code by reason of Section 72(s)(5) or any other law or rule.

Required Distributions for Tax Sheltered Annuities, IRAs, SEP IRAs, Simple IRAs and Roth IRAs

Distributions from a Tax Sheltered Annuity, IRA, SEP IRA or Simple IRA must begin no later than April 1 of the calendar year following the calendar year in which the contract owner reaches age 70½.  D istributions may be paid in a lump sum or in substantially equal payments over:

(a)	the life of the contract owner or the joint lives of the contract owner and the contract owner’s designated beneficiary; or

(b)
a period not longer than the period determined under the table in Treasury Regulation 1.401(a)(9)-9, which is the deemed joint life expectancy of the contract owner and a person 10 years younger than the contract owner.  If the designated beneficiary is the spouse of the contract owner, the period may not exceed the longer of the period determined under such table or the joint life expectancy of the contract owner and the contract owner’s spouse, determined in accordance with Treasury Regulation 1.72-9, or such additional guidance as may be provided pursuant to Treasury Regulation 1.401(a)(9)-9.

For Tax Sheltered Annuities, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another Tax Sheltered Annuity of the contract owner.

For IRAs, SEP IRAs and Simple IRAs, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another IRA, SEP IRA or Simple IRA of the contract owner.

The Worker, Retiree, and Employer Recovery Act of 2008 provides that the normal required distribution rules will not be applicable to defined contribution plans (which generally includes IRAs, TSAs and SEP IRAs) during 2009.  However, annuitized distributions from such plans may not receive the same exception and should continue to be made.  Consequently, if you desire to forego the distribution that would be required to be made to you during 2009, you should consult with your adviser and notify us of your decision.

If the contract owner’s entire interest in a Tax Sheltered Annuity, IRA, SEP IRA or Simple IRA will be distributed in equal or substantially equal payments over a period described in (a) or (b) above, the payments must begin on or before the required beginning date.  The required beginning date is April 1 of the calendar year following the calendar year in which the contract owner reaches age 70½.  The rules for Roth IRAs do not require distributions to begin during the contract owner’s lifetime, therefore, the required beginning date is not applicable to Roth IRAs.

Due to recent changes in Treasury Regulations, the amount used to compute the minimum distribution requirement may exceed the Contract Value.

If the contract owner dies before the required beginning date (in the case of a Tax Sheltered Annuity, IRA, SEP IRA or Simple IRA) or before the entire Contract Value is distributed (in the case of Roth IRAs), any remaining interest in the contract must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:

(a)
if the designated beneficiary is the contract owner’s spouse, the applicable distribution period is the surviving spouse’s remaining life expectancy using the surviving spouse’s birthday for each distribution calendar year after the calendar year of the contract owner’s death.  For calendar years after the death of the contract owner’s surviving spouse, the applicable distribution period is the spouse's remaining life expectancy using the spouse’s age in the calendar year of the spouse’s death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse’s death;

(b)
if the designated beneficiary is not the contract owner’s surviving spouse, the applicable distribution period is the designated beneficiary’s remaining life expectancy using the designated beneficiary’s birthday in the calendar year immediately following the calendar year of the contract owner’s death, reduced by one for each calendar year that elapsed thereafter; and

(c)	if there is no designated beneficiary, the entire balance of the contract must be distributed by December 31 of the fifth year following the contract owner’s death.

If the contract owner dies on or after the required beginning date, the interest in the Tax Sheltered Annuity, IRA, SEP IRA or Simple IRA must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:

(a)
if the designated beneficiary is the contract owner’s spouse, the applicable distribution period is the surviving spouse’s remaining life expectancy using the surviving spouse’s birthday for each distribution calendar year after the calendar year of the contract owner’s death.  For calendar years after the death of the contract owner’s surviving spouse, the applicable distribution period is the greater of (a) the contract owner’s remaining life expectancy using the contract owner’s birthday in the calendar year of the contract owner’s death, reduced by one for each year thereafter; or (b) the spouse’s remaining life expectancy using the spouse’s age in the calendar year of the spouse’s death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse’s death;

(b)
if the designated beneficiary is not the contract owner’s surviving spouse, the applicable distribution period is the greater of (a) the contract owner’s remaining life expectancy using the contract owner’s birthday in the calendar year of the contract owner’s death, reduced by one for each year thereafter; or (b) the designated beneficiary’s remaining life expectancy using the designated beneficiary’s birthday in the calendar year immediately following the calendar year of the contract owner’s death, reduced by one for each calendar year that elapsed thereafter; and

(c)
if there is no designated beneficiary, the applicable distribution period is the contract owner’s remaining life expectancy using the contract owner’s birthday in the calendar year of the contract owner’s death, reduced by one for each year thereafter.

If distribution requirements are not met, a penalty tax of 50% is levied on the difference between the amount that should have been distributed for that year and the amount that actually was distributed for that year.

For IRAs, SEP IRAs and Simple IRAs, all or a portion of each distribution will be included in the recipient’s gross income and taxed at ordinary income tax rates.  The portion of a distribution that is taxable is based on the ratio between the amount by which non-deductible purchase payments exceed prior non-taxable distributions and total account balances at the time of the distribution.  The owner of an IRA, SEP IRA or Simple IRA must annually report the amount of non-deductible purchase payments, the amount of any distribution, the amount by which non-deductible purchase payments for all years exceed non taxable distributions for all years, and the total balance of all IRAs, SEP IRAs or Simple IRAs.

Distributions from Roth IRAs may be either taxable or nontaxable, depending upon whether they are "qualified distributions" or "non-qualified distributions."

Appendix D: State Variations

Described below are the variations to certain prospectus disclosure resulting from state law or the instruction provided by state insurance authorities as of the date of this prospectus.  Information regarding a state’s requirements does not mean that Nationwide currently offers contracts within that jurisdiction.  These variations are subject to change without notice and additional variations may be imposed as required by specific states.   Please contact Nationwide or your registered representative for the most up to date information regarding state variations.

Alabama – Subsequent purchase payments, if any, after the initial purchase payment may be made until the later of the Contract owner reaching age 63 or the third contract anniversary. See "Operation of the Contract" earlier in this prospectus for more information.
California – For contracts issued in the State of California, Nationwide will allocate initial purchase payments allocated to Sub-Accounts to the Fixed Account during the free look period.

Connecticut – Nationwide cannot require signature guarantees on surrender requests. See "Surrender (Redemption) Prior to Annuitization" earlier in this prospectus for more information.

Florida – If the contract is issued to fund a Qualified Plan, annuitization may occur during the first year subject to Nationwide’s approval.

Idaho – If payment of the surrender value is deferred for 30 days or more, interest will be paid at the rate specified by state law. See "Surrender (Redemption) Prior to Annuitization" earlier in this prospectus for more information.

Indiana – Purchase payments, if any, after the initial purchase payment must be at least $500 and may only be made until the later of the contract owner reaching 62 years of age or the second contract anniversary.  See "Operation of the Contract" earlier in this prospectus for more information.

Massachusetts – Purchase payments, if any, after the initial purchase payment may only be made until the later of the contract owner reaching 63 years of age or the third contract anniversary.  See "Operation of the Contract" earlier in this prospectus for more information.

Montana – The Company shall make payment upon the death of a Contract Owner, within sixty (60) days of receipt of proof of death.  If settlement is made after the first thirty (30) days, settlement shall include interest from the thirtieth day until settlement.  Said interest shall be paid in a rate not less than required by Montana law. See "Death Benefits" subsection "Death Benefit Payment" earlier in this prospectus for more information.

New Jersey – For CDSC-free partial surrenders, the amount required to meet IRC minimum distribution requirements is not included in the calculation to determine the amount that may be surrendered without CDSC.  See "Charges and Deductions" subsection "Contingent Deferred Sales Charge (CDSC)" subsection "Waiver of CDSC" earlier in this prospectus for more information.

Nationwide cannot require signature guarantee on surrender requests. See "Surrender (Redemption) Prior to Annuitization" earlier in this prospectus for more information.

New York – If no purchase payment is received three (3) years prior to the Annuitization Date and, if the net amount to be applied to any annuity payment option at the Annuitization Date is less than $2,000, Nationwide has the right to pay this amount in one lump sum instead of periodic annuity payments. See "Annuitizing the Contract" subsection "Frequency and Amount of Annuity Payments" earlier in this prospectus for more information.

If the contract is issued to fund a Qualified Plan, annuitization may occur during the first year subject to Nationwide’s approval.

Oregon – The Enhanced Fixed Account Dollar Cost Averaging program offers a rate of interest of at least 0.05% over the standard declared rate for the Fixed Account. See "Contract Owner Services" subsection "Dollar Cost Averaging" earlier in this prospectus for more information.

Purchase payments, if any, after the initial purchase payment may only be made until the later of the contract owner reaching 63 years of age or the third contract anniversary. See "Operation of the Contract" earlier in this prospectus for more information.

The maximum transferable amount from the Fixed Account will never be less than 25% of the allocation reaching the end of an interest rate guarantee period. See "Operation of the Contract" subsection "Transfers Prior to Annuitization" earlier in this prospectus for more information.

Puerto Rico – Nationwide will not charge premium taxes against the contract.

Texas – In the event an annuity option is not elected prior to the Annuitization Date, the company will default the annuity payment option to a life annuity with 120 monthly payments guaranteed. See "Annuitizing the Contract" subsection "Annuity Payment Options" earlier in this prospectus for more information.

Nationwide cannot require signature guarantee on surrender requests. See "Surrender (Redemption) Prior to Annuitization" earlier in this prospectus for more information.

Washington – The Contingent Deferred Sales Charge (CDSC)-free withdrawal privilege is available on surrenders (full and partial) of the contract equal to 10% of the net difference of purchase payments still subject to CDSC.  See "Charges and Deductions" subsection "Contingent Deferred Sales Charge" earlier in this prospectus for more information.

Purchase payments, if any, after the initial purchase payment may only be made until the later of the contract owner reaching 63 years of age or the third contract anniversary. See "Operation of the Contract" earlier in this prospectus for more information.

STATEMENT OF ADDITIONAL INFORMATION
May 1, 20 10

Individual Deferred Variable Annuity Contracts

issued by Nationwide Life Insurance Company
through its Nationwide Variable Account

This Statement of Additional Information is not a prospectus.  It contains information in addition to and more detailed than set forth in the prospectus and should be read in conjunction with the prospectus dated May 1, 20 10 .  The prospectus may be obtained from Nationwide Life Insurance Company by writing 5100 Rings Road, Dublin, Ohio 43017-1522, or calling 1-800-848-6631, TDD 1-800-238-3035.

General Information and History
Nationwide Variable Account is a separate investment account of Nationwide Life Insurance Company ("Nationwide").   Nationwide is a stock life insurance company organized under the laws of the State of Ohio in March 1981 with its Home Office at One Nationwide Plaza, Columbus, Ohio 43215.  Nationwide provides life insurance, annuities and retirement products.  Nationwide is admitted to do business in all states, the District of Columbia and Puerto Rico.  Nationwide is a member of the Nationwide group of companies and all of its common stock is owned by Nationwide Financial Services, Inc. ("NFS"), a holding company.  Nationwide Corporation owns all of NFS's common stock and is a holding company, as well.  All of Nationwide Corporation's common stock is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), the ultimate controlling persons of the Nationwide group of companies.   The Nationwide group of companies is one of America’s largest insurance and financial services family of companies, with combined assets of over $140 billion as of December 31, 2009.

Services

Nationwide, which has responsibility for administration of the contracts and the variable account, maintains records of the name, address, taxpayer identification number, and other pertinent information for each contract owner and the number and type of contract issued to each contract owner and records with respect to the contract value.

The custodian of the assets of the variable account is Nationwide.  Nationwide will maintain a record of all purchases and redemptions of shares of the underlying mutual funds.  Nationwide, or its affiliates may have entered into agreements with the underlying mutual funds and/or their affiliates.  The agreements relate to services furnished by Nationwide or an affiliate of Nationwide.  Some of the services provided include distribution of underlying fund prospectuses, semi-annual and annual fund reports, proxy materials and fund communications, as well as maintaining the websites and voice response systems necessary for contract owners to execute trades in the funds.  Nationwide also acts as a limited agent for the fund for purposes of accepting the trades.

See "Underlying Mutual Fund Payments" located in the prospectus.

Distribution, Promotional, and Sales Expenses

In addition to or partially in lieu of commission, Nationwide may pay the selling firms a marketing allowance, which is based on the firm’s ability and demonstrated willingness to promote and market Nationwide's products.  How any marketing allowance is spent is determined by the firm, but generally will be used to finance firm activities, such as training and education, that may contribute to the promotion and marketing of Nationwide's products.  Nationwide makes certain assumptions about the amount of marketing allowance it will pay and takes these assumptions into consideration when it determines the charges that will be assessed under the contracts.  For the contracts described in the prospectus, Nationwide assumed 0.75% (of the daily net assets of the variable account) for marketing allowance when determining the charges for the contracts.  The actual amount of the marketing allowance may be higher or lower than this assumption.  If the actual amount of marketing allowance paid is more than what was assumed, Nationwide will fund the difference.  Nationwide generally does not profit from any excess marketing allowance if the amount assumed was higher than what is actually paid.  Any excess would be spent on additional marketing for the contracts.  For more information about marketing allowance or how a particular selling firm uses marketing allowances, please consult with your registered representative.

1

Independent Registered Public Accounting Firm

The financial statements of Nationwide Variable Account and the consolidated financial statements and schedules of Nationwide Life Insurance Company and subsidiaries for the periods indicated have been included herein in reliance upon the reports of KPMG LLP, independent registered public accounting firm, and upon the authority of said firm as experts in accounting and auditing.  The audit report of KPMG LLP covering the December 31, 200 9 consolidated financial statements and schedules of Nationwide Life Insurance Company and subsidiaries contains an explanatory paragraph that states that Nationwide Life Insurance Company and subsidiaries changed its method of evaluating other-than-temporary impairments of debt securities due to the adoption of new accounting requirements issued by the FASB, as of January 1, 2009.   KPMG LLP is located at 191 West Nationwide Blvd., Columbus, Ohio 43215.

Purchase of Securities Being Offered

The contracts will be sold by licensed insurance agents in the states where the contracts may be lawfully sold. Agents will be registered representatives of broker-dealers registered under the Securities Exchange Act of 1934 who are members of the Financial Industry Regulatory Authority ("FINRA").

Underwriters

The contracts, which are offered continuously, are distributed by Nationwide Investment Services Corporation ("NISC"), One Nationwide Plaza, Columbus, Ohio 43215, a wholly owned subsidiary of Nationwide.  For contracts issued in Michigan, all references to NISC will mean Nationwide Investment Svcs. Corporation.  During the fiscal years ended December 31, 200 9 , 200 8 , and 200 7 no underwriting commissions were paid by Nationwide to NISC.

Advertising

Money Market Yields

Nationwide may advertise the "yield" and "effective yield" for the money market sub-account.  Yield and effective yield are annualized, which means that it is assumed that the underlying mutual fund generates the same level of net income throughout a year.

Yield is a measure of the net dividend and interest income earned over a specific seven-day period (which period will be stated in the advertisement) expressed as a percentage of the offering price of the underlying mutual fund’s units.  The effective yield is calculated similarly, but reflects assumed compounding, calculated under rules prescribed by the SEC.  Thus, effective yield will be slightly higher than yield, due to the compounding.

Historical Performance of the Sub-Accounts

Nationwide will advertise historical performance of the sub-accounts in accordance with SEC prescribed calculations.  Performance information is annualized.  However, if a sub-account has been available in the variable account for less than one year, the performance information for that sub-account is not annualized.

Performance information is based on historical earnings and is not intended to predict or project future results.

Standardized performance will reflect the maximum variable account charges possible under the contract, the Contract Maintenance Charge, and the standard CDSC schedule.  Non-standardized performance, which will be accompanied by standardized performance, will reflect other expense structures contemplated under the contract.  The expense assumptions will be stated in the advertisement.

Additional Materials

Nationwide may provide information on various topics to contract owners and prospective contract owners in advertising, sales literature or other materials.

Performance Comparisons

Each sub-account may, from time to time, include in advertisements the ranking of its performance figures compared with performance figures of other annuity contracts’ sub-accounts with the same investment objectives which are created by Lipper Analytical Services, Morningstar, Inc. or other recognized ranking services.

Annuity Payments

See "Frequency and Amount of Annuity Payments" located in the prospectus.

2

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life Insurance Company and

Contract Owners of Nationwide Variable Account:

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of Nationwide Variable Account (comprised of the sub-accounts listed in note 1(b) (collectively, “the Accounts”)) as of December 31, 2009, and the related statements of operations and changes in contract owners’ equity, and the financial highlights for each of the periods indicated herein. These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2009, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Accounts as of December 31, 2009, and the results of their operations, changes in contract owners’ equity, and financial highlights for each of the periods indicated herein, in conformity with U.S. generally accepted accounting principles.

/s/    KPMG LLP

Columbus, Ohio

March 10, 2010

NATIONWIDE VARIABLE ACCOUNT

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2009

Assets:
Investments at fair value:
Aberdeen Small Cap Fund - Class A (PRSCA)
152,820 shares (cost $2,607,575)	$1,836,902
Global Fixed Income Fund - Institutional Service Class (ADGFIS)
92,467 shares (cost $907,849)	945,014
Income & Growth Fund - Class A (ACIGA)
69,605 shares (cost $2,066,640)	1,483,980
Mid-Cap Core Fund - Common Class (WPEG)
49,176 shares (cost $1,446,255)	1,527,414
High-Yield Opportunities Fund - Institutional Class (DWHYOI)
179,131 shares (cost $580,818)	695,029
Asset Manager 50% (FAM)
119,406 shares (cost $1,854,045)	1,653,773
Janus Balanced Fund - Class S (JBS)
47,798 shares (cost $1,025,937)	1,173,435
Janus Fund Class - J Shares (JF)
166,695 shares (cost $3,919,302)	4,377,421
Janus Overseas Fund - Class S (JOS)
4,092 shares (cost $162,982)	173,830
Janus Twenty Fund - Class J (JTF)
280,903 shares (cost $13,000,743)	17,300,819
Janus Worldwide Fund - Class J (JWF)
62,862 shares (cost $2,673,514)	2,543,405
Janus Worldwide Fund - Class S (JWS)
6,629 shares (cost $221,512)	268,197
U.S. Small-Mid Cap Equity Portfolio - Open Shares (LSC)
170,231 shares (cost $2,196,444)	1,967,873
MFS Strategic Income Fund - Class A (MSI)
164,325 shares (cost $1,016,117)	1,038,532
Bond Fund - Class D (NBF)
149,405 shares (cost $1,402,314)	1,432,798
Bond Index Fund - Class A (NBIXA)
30,769 shares (cost $333,290)	339,687
Fund - Class D (NF)
223,546 shares (cost $3,998,883)	2,707,140
(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, continued

Government Bond Fund - Class D (NGBF)
394,404 shares (cost $4,137,436)	$4,180,686
Growth Fund - Class D (NGF)
52,854 shares (cost $322,495)	387,419
International Index Fund - Class A (NIIXA)
2,383 shares (cost $18,103)	16,823
Investor Destinations Aggressive Fund - Service Class (IDAS)
217,224 shares (cost $1,961,809)	1,646,556
Investor Destinations Conservative Fund - Service Class (IDCS)
268,633 shares (cost $2,649,877)	2,640,662
Investor Destinations Moderate Fund - Service Class (IDMS)
623,887 shares (cost $6,184,146)	5,384,143
Investor Destinations Moderately Aggressive Fund - Service Class (IDMAS)
485,947 shares (cost $4,661,451)	3,994,485
Investor Destinations Moderately Conservative Fund - Service Class (IDMCS)
162,098 shares (cost $1,587,733)	1,528,582
Mid Cap Market Index Fund - Class A (NMCIXA)
78,671 shares (cost $1,077,082)	937,758
Money Market Fund - Prime Shares (MMF)
9,605,485 shares (cost $9,605,485)	9,605,485
Money Market Fund - Service Class (MMFR)
5,404,387 shares (cost $5,404,387)	5,404,387
Nationwide Growth Fund - Class A (NGFA)
54,134 shares (cost $410,579)	386,519
Nationwide Large Cap Value Fund - Class A (PRLVA)
166,679 shares (cost $2,052,370)	1,463,440
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)
174,449 shares (cost $1,720,333)	1,435,719
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)
31,038 shares (cost $292,783)	306,347
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
178,933 shares (cost $1,832,741)	1,737,439
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
232,461 shares (cost $2,548,152)	2,182,807
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)
49,927 shares (cost $457,679)	489,780
NVIT Multi-Manager International Growth Fund - Class VI (NVMIG6)
4,911 shares (cost $33,905)	42,333
(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, continued

S&P 500 Index Fund - Service Class (NIXR)
248,401 shares (cost $2,619,033)	$2,307,641
Small Cap Index Fund - Class A (NSCIXA)
69,641 shares (cost $749,140)	659,501
Templeton NVIT International Value Fund - Class III (NVTIV3)
3,841 shares (cost $48,331)	53,392
AIM Small Cap Growth Fund - Investor Class (ASCGI)
17,240 shares (cost $479,453)	401,007
Basic Balanced Fund - Investor Class (ABBLI)
12,716 shares (cost $140,804)	131,485
Dynamics Fund - Investor Class (IDF)
203,038 shares (cost $3,668,679)	3,660,779
American Century International Growth Fund - Class A (TCIGA)
10,202 shares (cost $90,660)	100,392
American Century International Growth Fund - Investor Class (TCIGR)
84,587 shares (cost $717,805)	833,186
Growth Fund - Investor Class (TCG)
250,478 shares (cost $4,986,502)	5,520,538
Income & Growth Fund - Investor Class (IGF)
135,249 shares (cost $3,931,098)	2,886,209
Short-Term Government Fund - Investor Class (BSTG)
260,238 shares (cost $2,484,487)	2,521,706
Ultra(R) Fund - Investor Class (TCUL)
331,370 shares (cost $8,615,567)	6,451,783
VP International Fund - Class IV (ACVI4)
244,184 shares (cost $2,446,564)	1,885,101
Appreciation Fund, Inc. (DAF)
78,146 shares (cost $3,005,357)	2,619,451
Balanced Opportunity Fund - Class Z (DPBOZ)
70,397 shares (cost $1,273,322)	1,041,873
Dreyfus S&P 500 Index Fund (DSPI)
300,732 shares (cost $10,168,965)	9,409,898
Emerging Leaders Fund (DEL)
500 shares (cost $17,173)	8,162
Intermediate Term Income Fund - Class A (DPITIA)
127,491 shares (cost $1,545,519)	1,588,533
Third Century Fund, Inc. - Class Z (DTC)
70,747 shares (cost $529,238)	618,331
(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, continued

Equity Income Fund - Class I (EIG)
41,420 shares (cost $855,747)	$705,389
Bond Fund - Class F Shares (FBDF)
209,673 shares (cost $1,780,113)	1,847,221
Equity Income Fund, Inc. - Class F Shares (FEQIF)
6,655 shares (cost $115,258)	105,349
High Yield Trust (FHYT)
922,696 shares (cost $4,490,138)	5,037,919
Intermediate Corporate Bond Fund - Institutional Service Shares (FIIF)
87,615 shares (cost $848,925)	863,012
Advisor Balanced Fund - Class A (FABA)
22,383 shares (cost $355,207)	299,714
Advisor Balanced Fund - Class T (FAB)
80,402 shares (cost $1,266,099)	1,085,427
Advisor Equity Growth Fund - Class A (FAEGA)
16,712 shares (cost $879,594)	730,656
Advisor Equity Income Fund - Class A (FAEIA)
123,372 shares (cost $3,342,303)	2,524,194
Advisor Equity Income Fund - Class T (FAEI)
89,648 shares (cost $2,508,931)	1,860,204
Advisor Growth Opportunities Fund - Class A (FAGOA)
12,534 shares (cost $385,917)	345,930
Advisor Growth Opportunities Fund - Class T (FAGO)
62,355 shares (cost $2,065,801)	1,739,081
Advisor High Income Advantage Fund - Class T (FAHY)
80,311 shares (cost $767,353)	726,819
Advisor Overseas Fund - Class A (FAOA)
509 shares (cost $9,759)	8,312
Capital & Income Fund (FCI)
47,845 shares (cost $362,992)	412,425
Equity-Income Fund (FEI)
138,798 shares (cost $7,057,656)	5,432,550
High Income Portfolio - Initial Class (FHIP)
4,615 shares (cost $26,254)	24,414
Magellan Fund (FMG)
123,761 shares (cost $11,413,289)	7,960,298
Puritan Fund (FPR)
330,251 shares (cost $6,080,568)	5,303,834
(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, continued

VIP Fund - Overseas Portfolio - Service Class 2 R (FO2R)
142,335 shares (cost $2,855,186)	$2,106,555
Balance Sheet Investment Fund - Class A (FRBSI)
65,084 shares (cost $3,852,185)	2,779,739
Foreign Fund - Class A (TFF)
286,910 shares (cost $2,464,116)	1,879,260
Mutual Series Funds - Mutual Shares Fund - Class A (TMSF)
289,535 shares (cost $7,024,600)	5,518,542
Small-Mid Cap Growth Fund - Class A (FSCG)
39,053 shares (cost $1,361,381)	1,134,482
Templeton Foreign Securities Fund - Class 3 (TIF3)
236,601 shares (cost $3,688,432)	3,163,351
Genesis Fund - Trust Class (NBGST)
262,123 shares (cost $12,130,955)	10,288,336
Guardian Fund - Investor Class (NBGF)
121,797 shares (cost $1,789,852)	1,516,370
Guardian Fund - Trust Class (NBGT)
14,836 shares (cost $191,582)	144,653
Partners Fund - Investor Class (PF)
146,904 shares (cost $3,993,399)	3,512,463
Partners Fund - Trust Class (NBPT)
14,194 shares (cost $320,512)	260,753
Short Duration Bond Fund - Investor Class (NLMB)
92,413 shares (cost $782,080)	722,672
Socially Responsive Fund - Trust Class (NBSRT)
72,055 shares (cost $1,217,358)	1,027,510
Champion Income Fund - Class A (OCHI)
38,620 shares (cost $63,748)	71,446
Global Securities Fund/VA - Class 4 (OVGS4)
203,634 shares (cost $6,234,868)	5,359,636
Oppenheimer Capital Appreciation Fund - Class A (OCAF)
37,182 shares (cost $1,565,320)	1,484,673
Oppenheimer Global Fund - Class A (OGF)
110,019 shares (cost $5,996,634)	5,832,123
Oppenheimer Strategic Income Fund - Class A (OSI)
256,079 shares (cost $1,043,550)	1,011,513
PIMCO Total Return Fund - Class A (PMTRA)
375,741 shares (cost $3,936,029)	4,058,006
(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, continued

Putnam International Equity Fund - Class A (PUIGA)
207 shares (cost $4,765 )	$3,855
Voyager Fund - Class A (PVF)
7,958 shares (cost $144,844 )	157,006
Van Kampen Growth and Income Fund - Class A (VKGIA)
122,602 shares (cost $2,488,067 )	2,118,571
Van Kampen Mid Cap Growth Fund - Class A (VKGA)
38,421 shares (cost $923,313 )	897,907
Van Kampen Real Estate Securities Fund - Class A (VKRES)
63,239 shares (cost $837,436 )	896,098
Virtus Balanced Fund - Class A (PBF)
55,612 shares (cost $786,076 )	678,465
Advisors Small Cap Fund - Class A (WRASCA)
22,988 shares (cost $227,836 )	261,608
Advantage Funds(R) - Common Stock Fund - Investor Class (SCS)
151,765 shares (cost $2,909,700 )	2,542,067
Advantage Funds(R) - Growth Fund - Investor Class (SGR)
20,983 shares (cost $493,906 )	532,959
Advantage Funds(R) - Large Cap Growth Fund - Investor Class (STR)
58,844 shares (cost $1,306,445 )	1,478,149
Advantage Funds(R) - Large Company Core Fund - Investor Class (SGI)
5,607 shares (cost $123,662 )	113,646
(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, continued

Advantage Funds(R) - Mid Cap Growth Fund - Investor Class (WFMCGZ)
56,410 shares (cost $224,636 )	$281,485

Total Investments	226,782,234
Janus Worldwide Fund - Class S (JWS)	5,919
Other Receivables	11,595

Total Accounts Receivable	17,514
Total Assets	226,799,748

$226,799,748

Contract Owners’ Equity:
Accumulation units	226,754,853
Contracts in payout (annuitization) period	44,895

Total Contract Owners’ Equity (note 5)	$226,799,748

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF OPERATIONS

Year Ended December 31, 2009

Investment Activity:	Total	PRSCA	ADGFIS	ACIGA	WPEG	DWHYOI	FAM	JBS
Reinvested dividends	$3,120,442	-	12,786	26,221	9,879	36,236	36,581	7,369
Mortality and expense risk charges (note 2)	(2,552,951)	(20,007)	(5,424)	(15,912)	(17,137)	(5,352)	(19,508)	(6,130)

Net investment income (loss)	567,491	(20,007)	7,362	10,309	(7,258)	30,884	17,073	1,239
Realized gain (loss) on investments	(13,852,897)	(360,122)	850	(102,977)	2,955	6,339	(53,993)	7,324
Change in unrealized gain (loss) on investments	59,806,353	880,949	37,165	307,936	398,359	114,210	422,004	147,498

Net gain (loss) on investments	45,953,456	520,827	38,015	204,959	401,314	120,549	368,011	154,822
Reinvested capital gains	659,708	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$47,180,655	500,820	45,377	215,268	394,056	151,433	385,084	156,061

Investment Activity:	JF	JOS	JTF	JWF	JWS	LSC	MSI	NBF
Reinvested dividends	$18,338	457	-	26,932	805	-	51,861	74,754
Mortality and expense risk charges (note 2)	(48,495)	(526)	(196,978)	(29,168)	(1,605)	(19,701)	(11,076)	(17,378)

Net investment income (loss)	(30,157)	(69)	(196,978)	(2,236)	(800)	(19,701)	40,785	57,376
Realized gain (loss) on investments	(213,818)	3,633	(326,175)	(236,381)	5,395	(249,364)	(37,126)	(23,968)
Change in unrealized gain (loss) on investments	1,411,761	10,848	5,813,175	927,644	46,686	935,019	169,089	148,676

Net gain (loss) on investments	1,197,943	14,481	5,487,000	691,263	52,081	685,655	131,963	124,708
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$1,167,786	14,412	5,290,022	689,027	51,281	665,954	172,748	182,084

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2009

Investment Activity:	NBIXA	NF	NGBF	NGF	NIIXA	IDAS	IDCS	IDMS
Reinvested dividends	$13,928	27,247	152,379	1,024	410	25,941	50,323	113,893
Mortality and expense risk charges (note 2)	(4,293)	(30,088)	(50,091)	(4,373)	(169)	(16,959)	(21,230)	(59,723)

Net investment income (loss)	9,635	(2,841)	102,288	(3,349)	241	8,982	29,093	54,170
Realized gain (loss) on investments	353	(113,184)	47,274	(3,791)	(41)	(141,663)	(70,916)	(470,779)
Change in unrealized gain (loss) on investments	2,734	632,917	(124,564)	100,449	3,384	419,972	174,547	1,156,315

Net gain (loss) on investments	3,087	519,733	(77,290)	96,658	3,343	278,309	103,631	685,536
Reinvested capital gains	-	-	60,361	-	11	40,992	-	18,942

Net increase (decrease) in contract owners’ equity resulting from operations	$12,722	516,892	85,359	93,309	3,595	328,283	132,724	758,648

Investment Activity:	IDMAS	IDMCS	NMCIXA	MMF	MMFR	NGFA	PRLVA	GVIDA
Reinvested dividends	$71,352	35,449	6,870	2,453	482	356	16,148	12,067
Mortality and expense risk charges (note 2)	(41,097)	(17,360)	(9,235)	(133,964)	(85,882)	(4,211)	(16,065)	(14,950)

Net investment income (loss)	30,255	18,089	(2,365)	(131,511)	(85,400)	(3,855)	83	(2,883)
Realized gain (loss) on investments	(197,632)	(118,855)	(126,825)	-	-	(8,461)	(307,405)	(133,530)
Change in unrealized gain (loss) on investments	811,669	275,565	366,032	-	-	107,030	497,201	353,930

Net gain (loss) on investments	614,037	156,710	239,207	-	-	98,569	189,796	220,400
Reinvested capital gains	75,502	-	273	-	-	-	-	68,508

Net increase (decrease) in contract owners’ equity resulting from operations	$719,794	174,799	237,115	(131,511)	(85,400)	94,714	189,879	286,025

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2009

Investment Activity:	GVIDC	GVIDM	GVDMA	GVDMC	NVMIG6	NIXR	NSCIXA	NVTIV3
Reinvested dividends	$3,931	21,823	24,502	7,438	409	39,956	4,026	1,286
Mortality and expense risk charges (note 2)	(2,839)	(18,775)	(24,586)	(5,646)	(435)	(25,597)	(6,607)	(745)

Net investment income (loss)	1,092	3,048	(84)	1,792	(26)	14,359	(2,581)	541
Realized gain (loss) on investments	(5,421)	(108,090)	(126,985)	(28,031)	(8,759)	(174,300)	(175,156)	13,984
Change in unrealized gain (loss) on investments	23,064	333,889	467,292	74,411	20,310	627,143	286,627	5,061

Net gain (loss) on investments	17,643	225,799	340,307	46,380	11,551	452,843	111,471	19,045
Reinvested capital gains	1,320	36,244	83,311	6,742	-	-	82	212

Net increase (decrease) in contract owners’ equity resulting from operations	$20,055	265,091	423,534	54,914	11,525	467,202	108,972	19,798

Investment Activity:	ASCGI	ABBLI	IDF	TCIGA	TCIGR	TCG	IGF	BSTG
Reinvested dividends	$-	1,777	-	567	6,815	14,165	57,876	46,670
Mortality and expense risk charges (note 2)	(3,587)	(1,170)	(38,578)	(1,079)	(9,311)	(62,686)	(34,140)	(31,149)

Net investment income (loss)	(3,587)	607	(38,578)	(512)	(2,496)	(48,521)	23,736	15,521
Realized gain (loss) on investments	(15,592)	(3,705)	15,443	(1,484)	4,205	(225,274)	(117,541)	25,850
Change in unrealized gain (loss) on investments	111,571	29,926	1,099,955	27,208	203,040	1,722,082	502,649	(5,017)

Net gain (loss) on investments	95,979	26,221	1,115,398	25,724	207,245	1,496,808	385,108	20,833
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$92,392	26,828	1,076,820	25,212	204,749	1,448,287	408,844	36,354

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2009

Investment Activity:	TCUL	ACVI4	DAF	DPBOZ	DSPI	DEL	DPITIA	DTC
Reinvested dividends	$29,445	34,025	49,301	17,784	152,111	14	77,021	4,861
Mortality and expense risk charges (note 2)	(72,190)	(21,070)	(30,028)	(12,123)	(107,752)	(82)	(21,133)	(6,850)

Net investment income (loss)	(42,745)	12,955	19,273	5,661	44,359	(68)	55,888	(1,989)
Realized gain (loss) on investments	(463,465)	(240,128)	(125,046)	(67,366)	(31,850)	(176)	(13,742)	3,257
Change in unrealized gain (loss) on investments	2,176,592	698,355	555,235	240,989	1,849,729	1,626	192,495	149,419

Net gain (loss) on investments	1,713,127	458,227	430,189	173,623	1,817,879	1,450	178,753	152,676
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$1,670,382	471,182	449,462	179,284	1,862,238	1,382	234,641	150,687

Investment Activity:	EIG	FBDF	FEQIF	FHYT	FIIF	FABA	FAB	FAEGA
Reinvested dividends	$7,612	113,919	2,533	222,147	37,269	5,492	17,142	-
Mortality and expense risk charges (note 2)	(7,855)	(22,721)	(1,035)	(32,046)	(9,099)	(3,167)	(12,228)	(7,896)

Net investment income (loss)	(243)	91,198	1,498	190,101	28,170	2,325	4,914	(7,896)
Realized gain (loss) on investments	(88,237)	(40,500)	(4,005)	(256,944)	(17,155)	(31,265)	(18,829)	(51,064)
Change in unrealized gain (loss) on investments	221,760	347,375	16,495	1,143,162	100,616	88,436	229,403	213,947

Net gain (loss) on investments	133,523	306,875	12,490	886,218	83,461	57,171	210,574	162,883
Reinvested capital gains	-	-	-	-	-	337	1,199	-

Net increase (decrease) in contract owners’ equity resulting from operations	$133,280	398,073	13,988	1,076,319	111,631	59,833	216,687	154,987

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2009

Investment Activity:	FAEIA	FAEI	FAGOA	FAGO	FAHY	FAOA	FCI	FEI
Reinvested dividends	$38,810	26,203	1,395	3,306	41,807	149	27,072	99,972
Mortality and expense risk charges (note 2)	(26,746)	(22,777)	(3,631)	(18,945)	(8,149)	(109)	(4,387)	(62,931)

Net investment income (loss)	12,064	3,426	(2,236)	(15,639)	33,658	40	22,685	37,041
Realized gain (loss) on investments	(201,509)	(280,625)	(75,894)	(65,602)	(137,177)	(40)	(3,446)	(222,885)
Change in unrealized gain (loss) on investments	668,441	632,861	190,253	626,114	412,492	2,279	152,466	1,387,964

Net gain (loss) on investments	466,932	352,236	114,359	560,512	275,315	2,239	149,020	1,165,079
Reinvested capital gains	-	-	251	1,248	1,591	21	1,886	-

Net increase (decrease) in contract owners’ equity resulting from operations	$478,996	355,662	112,374	546,121	310,564	2,300	173,591	1,202,120

Investment Activity:	FHIP	FMG	FPR	FO2R	FRBSI	TFF	TMSF	FSCG
Reinvested dividends	$1,742	44,526	141,560	37,017	27,605	27,152	109,853	-
Mortality and expense risk charges (note 2)	(271)	(89,487)	(63,527)	(22,756)	(29,149)	(22,093)	(61,930)	(12,444)

Net investment income (loss)	1,471	(44,961)	78,033	14,261	(1,544)	5,059	47,923	(12,444)
Realized gain (loss) on investments	(55)	(837,875)	(70,538)	(353,063)	(428,085)	(775,122)	(444,458)	(120,117)
Change in unrealized gain (loss) on investments	5,820	3,175,827	1,094,984	746,716	903,558	1,428,653	1,563,622	514,198

Net gain (loss) on investments	5,765	2,337,952	1,024,446	393,653	475,473	653,531	1,119,164	394,081
Reinvested capital gains	-	2,457	3,277	6,148	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$7,236	2,295,448	1,105,756	414,062	473,929	658,590	1,167,087	381,637

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2009

Investment Activity:	TIF3	NBGST	NBGF	NBGT	PF	NBPT	NLMB	NBSRT
Reinvested dividends	$91,562	-	7,555	735	19,064	1,609	35,211	3,646
Mortality and expense risk charges (note 2)	(34,315)	(115,546)	(18,469)	(1,474)	(37,280)	(2,412)	(9,213)	(10,386)

Net investment income (loss)	57,247	(115,546)	(10,914)	(739)	(18,216)	(803)	25,998	(6,740)
Realized gain (loss) on investments	(216,210)	(554,503)	(108,922)	(6,317)	(86,160)	(20,631)	(73,050)	(70,911)
Change in unrealized gain (loss) on investments	886,044	2,727,188	478,898	39,079	1,315,008	117,280	123,961	316,162

Net gain (loss) on investments	669,834	2,172,685	369,976	32,762	1,228,848	96,649	50,911	245,251
Reinvested capital gains	110,677	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$837,758	2,057,139	359,062	32,023	1,210,632	95,846	76,909	238,511

Investment Activity:	OCHI	OVGS4	OCAF	OGF	OSI	PMTRA	PUIGA	PVF
Reinvested dividends	$6,127	84,573	-	30,302	57,166	204,302	87	2,342
Mortality and expense risk charges (note 2)	(796)	(56,581)	(15,110)	(64,796)	(10,007)	(45,577)	(46)	(1,503)

Net investment income (loss)	5,331	27,992	(15,110)	(34,494)	47,159	158,725	41	839
Realized gain (loss) on investments	(211,838)	(379,674)	(76,816)	(105,132)	(16,922)	(29,901)	(17)	26,464
Change in unrealized gain (loss) on investments	216,792	1,766,558	574,575	1,790,085	134,203	268,034	709	33,600

Net gain (loss) on investments	4,954	1,386,884	497,759	1,684,953	117,281	238,133	692	60,064
Reinvested capital gains	-	96,305	-	-	-	41,811	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$10,285	1,511,181	482,649	1,650,459	164,440	438,669	733	60,903

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2009

Investment Activity:	VKGIA	VKGA	VKRES	PBF	WRASCA	SCS	SGR	STR
Reinvested dividends	$29,519	-	13,204	14,970	-	3,033	-	979
Mortality and expense risk charges (note 2)	(21,818)	(9,327)	(8,697)	(7,861)	(3,091)	(28,407)	(5,918)	(15,563)

Net investment income (loss)	7,701	(9,327)	4,507	7,109	(3,091)	(25,374)	(5,918)	(14,584)
Realized gain (loss) on investments	(183,097)	(200,772)	(844,143)	(13,690)	(57,863)	(345,492)	(33,875)	18,454
Change in unrealized gain (loss) on investments	597,036	605,422	1,014,908	128,869	161,119	1,144,863	225,688	365,683

Net gain (loss) on investments	413,939	404,650	170,765	115,179	103,256	799,371	191,813	384,137
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$421,640	395,323	175,272	122,288	100,165	773,997	185,895	369,553

Investment Activity:	SGI	WFMCGZ	DBF	WPGF	BF	JABR	JAIGR	JAWGR
Reinvested dividends	$514	-	10,925	6,662	1,396	12,027	161	18,869
Mortality and expense risk charges (note 2)	(1,150)	(3,213)	(1,423)	(5,841)	(618)	(6,428)	(273)	(1,364)

Net investment income (loss)	(636)	(3,213)	9,502	821	778	5,599	(112)	17,505
Realized gain (loss) on investments	(18,977)	(82,367)	(100,944)	(26,150)	(70,684)	(216,121)	8,408	(48,121)
Change in unrealized gain (loss) on investments	50,596	212,238	134,050	58,723	67,028	260,743	3,567	70,135

Net gain (loss) on investments	31,619	129,871	33,106	32,573	(3,656)	44,622	11,975	22,014
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$30,983	126,658	42,608	33,394	(2,878)	50,221	11,863	39,519

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2009

Investment Activity:	NVOA
Reinvested dividends	$1,275
Mortality and expense risk charges (note 2)	(824)

Net investment income (loss)	451
Realized gain (loss) on investments	(90,178)
Change in unrealized gain (loss) on investments	108,216

Net gain (loss) on investments	18,038
Reinvested capital gains	-

Net increase (decrease) in contract owners’ equity resulting from operations	$18,489

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2009 and 2008

	Total		PRSCA		ADGFIS		ACIGA
	2009	2008	2009	2008	2009	2008	2009	2008
Investment activity:
Net investment income (loss)	$567,491	772,424	(20,007)	(24,343)	7,362	-	10,309	4,662
Realized gain (loss) on investments	(13,852,897)	(6,131,204)	(360,122)	(538,195)	850	-	(102,977)	(64,158)
Change in unrealized gain (loss) on investments	59,806,353	(109,483,436)	880,949	(879,507)	37,165	-	307,936	(722,265)
Reinvested capital gains	659,708	5,860,598	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	47,180,655	(108,981,618)	500,820	(1,442,045)	45,377	-	215,268	(781,761)

Equity transactions:
Purchase payments received from contract owners (note 3)	13,338,565	17,989,902	103,705	167,249	17,432	-	88,009	118,935
Transfers between funds	-	-	(129,650)	(467,476)	901,961	-	(64,718)	(93,620)
Redemptions (note 3)	(31,045,652)	(52,698,824)	(142,748)	(547,751)	(19,295)	-	(87,213)	(439,166)
Annuity benefits	(8,089)	(12,044)	-	-	-	-	-	-
Contract maintenance charges (note 2)	(235,627)	(274,038)	(1,832)	(2,604)	(422)	-	-	-
Contingent deferred sales charges (note 2)	(106,934)	(166,416)	(779)	(737)	(44)	-	(451)	(1,735)
Adjustments to maintain reserves	19,383	(12,949)	(32)	51	(6)	-	(41)	(61)

Net equity transactions	(18,038,354)	(35,174,369)	(171,336)	(851,268)	899,626	-	(64,414)	(415,647)

Net change in contract owners’ equity	29,142,301	(144,155,987)	329,484	(2,293,313)	945,003	-	150,854	(1,197,408)
Contract owners’ equity beginning of period	197,657,447	341,813,434	1,507,368	3,800,681	-	-	1,333,084	2,530,492

Contract owners’ equity end of period	$226,799,748	197,657,447	1,836,852	1,507,368	945,003	-	1,483,938	1,333,084

CHANGES IN UNITS:
Beginning units	15,283,840	17,069,103	115,944	158,170	-	-	193,769	236,674
Units purchased	3,193,765	3,609,312	13,536	26,723	91,463	-	17,825	18,556
Units redeemed	(4,487,262)	(5,394,575)	(25,913)	(68,949)	(1,887)	-	(25,890)	(61,461)

Ending units	13,990,343	15,283,840	103,567	115,944	89,576	-	185,704	193,769

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	WPEG		DWHYOI		FAM		JBS
	2009	2008	2009	2008	2009	2008	2009	2008
Investment activity:
Net investment income (loss)	$(7,258)	(11,616)	30,884	-	17,073	30,066	1,239	-
Realized gain (loss) on investments	2,955	208,740	6,339	-	(53,993)	(13,203)	7,324	-
Change in unrealized gain (loss) on investments	398,359	(1,109,321)	114,210	-	422,004	(634,530)	147,498	-
Reinvested capital gains	-	-	-	-	-	1,290	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	394,056	(912,197)	151,433	-	385,084	(616,377)	156,061	-

Equity transactions:
Purchase payments received from contract owners (note 3)	61,454	103,133	6,479	-	76,950	92,482	19,552	-
Transfers between funds	4,961	(161,570)	561,900	-	13,758	(48,343)	1,038,158	-
Redemptions (note 3)	(178,993)	(506,009)	(26,607)	-	(230,613)	(283,274)	(40,343)	-
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(2,178)	(2,706)	(472)	-	(3,089)	(3,209)	-	-
Contingent deferred sales charges (note 2)	(60)	(213)	(22)	-	(438)	(521)	(26)	-
Adjustments to maintain reserves	(10)	(26)	525	-	(23)	10	8,869	-

Net equity transactions	(114,826)	(567,391)	541,803	-	(143,455)	(242,855)	1,026,210	-

Net change in contract owners’ equity	279,230	(1,479,588)	693,236	-	241,629	(859,232)	1,182,271	-
Contract owners’ equity beginning of period	1,248,174	2,727,762	-	-	1,412,125	2,271,357	-	-

Contract owners’ equity end of period	$1,527,404	1,248,174	693,236	-	1,653,754	1,412,125	1,182,271	-

CHANGES IN UNITS:
Beginning units	118,749	158,338	-	-	84,558	96,918	-	-
Units purchased	8,580	10,255	57,100	-	5,861	5,157	111,634	-
Units redeemed	(18,720)	(49,844)	(5,402)	-	(13,797)	(17,517)	(9,125)	-

Ending units	108,609	118,749	51,698	-	76,622	84,558	102,509	-

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	JF		JOS		JTF		JWF
	2009	2008	2009	2008	2009	2008	2009	2008
Investment activity:
Net investment income (loss)	$(30,157)	(38,803)	(69)	-	(196,978)	(274,518)	(2,236)	(17,930)
Realized gain (loss) on investments	(213,818)	(414,780)	3,633	-	(326,175)	(894,818)	(236,381)	(320,000)
Change in unrealized gain (loss) on investments	1,411,761	(2,222,111)	10,848	-	5,813,175	(9,219,863)	927,644	(1,666,940)
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,167,786	(2,675,694)	14,412	-	5,290,022	(10,389,199)	689,027	(2,004,870)

Equity transactions:
Purchase payments received from contract owners (note 3)	174,202	293,626	131	-	581,719	827,314	-	-
Transfers between funds	(35,404)	(351,862)	161,340	-	(463,788)	444,325	(48,600)	(359,549)
Redemptions (note 3)	(443,537)	(1,208,658)	(2,055)	-	(1,393,541)	(4,107,445)	(212,827)	(692,474)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(7,557)	(9,084)	-	-	(26,263)	(30,989)	(5,282)	(6,369)
Contingent deferred sales charges (note 2)	(193)	(981)	-	-	(905)	(2,262)	(176)	(165)
Adjustments to maintain reserves	(192)	(79)	2,487	-	(239)	115	(436)	398

Net equity transactions	(312,681)	(1,277,038)	161,903	-	(1,303,017)	(2,868,942)	(267,321)	(1,058,159)

Net change in contract owners’ equity	855,105	(3,952,732)	176,315	-	3,987,005	(13,258,141)	421,706	(3,063,029)
Contract owners’ equity beginning of period	3,522,123	7,474,855	-	-	13,313,774	26,571,915	2,121,683	5,184,712

Contract owners’ equity end of period	$4,377,228	3,522,123	176,315	-	17,300,779	13,313,774	2,543,389	2,121,683

CHANGES IN UNITS:
Beginning units	342,863	442,645	-	-	702,689	763,202	211,026	284,148
Units purchased	20,075	26,853	15,486	-	88,325	178,550	-	-
Units redeemed	(47,787)	(126,635)	(1,533)	-	(159,081)	(239,063)	(24,411)	(73,122)

Ending units	315,151	342,863	13,953	-	631,933	702,689	186,615	211,026

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	JWS		LSC		MSI		NBF
	2009	2008	2009	2008	2009	2008	2009	2008
Investment activity:
Net investment income (loss)	$(800)	-	(19,701)	(24,044)	40,785	48,143	57,376	51,565
Realized gain (loss) on investments	5,395	-	(249,364)	(397,022)	(37,126)	(25,137)	(23,968)	(17,824)
Change in unrealized gain (loss) on investments	46,686	-	935,019	(363,225)	169,089	(125,039)	148,676	(117,981)
Reinvested capital gains	-	-	-	-	-	-	-	810

Net increase (decrease) in contract owners’ equity resulting from operations	51,281	-	665,954	(784,291)	172,748	(102,033)	182,084	(83,430)

Equity transactions:
Purchase payments received from contract owners (note 3)	42	-	164,014	198,203	65,769	64,206	68,323	79,792
Transfers between funds	243,014	-	(48,410)	(125,953)	226,370	(5,812)	124,128	41,574
Redemptions (note 3)	(26,136)	-	(161,164)	(175,144)	(116,460)	(140,763)	(185,047)	(237,882)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	(2,365)	(2,501)	(889)	(958)	(1,924)	(2,160)
Contingent deferred sales charges (note 2)	(8)	-	(555)	(452)	(71)	(199)	(154)	(267)
Adjustments to maintain reserves	5,923	-	(86)	10	105	(39)	70	13

Net equity transactions	222,835	-	(48,566)	(105,837)	174,824	(83,565)	5,396	(118,930)

Net change in contract owners’ equity	274,116	-	617,388	(890,128)	347,572	(185,598)	187,480	(202,360)
Contract owners’ equity beginning of period	-	-	1,350,395	2,240,523	691,060	876,658	1,245,419	1,447,779

Contract owners’ equity end of period	$274,116	-	1,967,783	1,350,395	1,038,632	691,060	1,432,899	1,245,419

CHANGES IN UNITS:
Beginning units	-	-	110,931	118,811	56,765	62,675	29,775	34,015
Units purchased	25,640	-	19,305	23,974	27,376	12,311	14,895	5,265
Units redeemed	(2,946)	-	(24,578)	(31,854)	(14,976)	(18,221)	(13,217)	(9,505)

Ending units	22,694	-	105,658	110,931	69,165	56,765	31,453	29,775

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	NBIXA		NF		NGBF		NGF
	2009	2008	2009	2008	2009	2008	2009	2008
Investment activity:
Net investment income (loss)	$9,635	10,085	(2,841)	5,286	102,288	114,982	(3,349)	(4,897)
Realized gain (loss) on investments	353	(1,982)	(113,184)	(172,556)	47,274	1,730	(3,791)	18,079
Change in unrealized gain (loss) on investments	2,734	477	632,917	(1,592,960)	(124,564)	102,907	100,449	(270,352)
Reinvested capital gains	-	-	-	623	60,361	23,764	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	12,722	8,580	516,892	(1,759,607)	85,359	243,383	93,309	(257,170)

Equity transactions:
Purchase payments received from contract owners (note 3)	20,221	49,233	136,605	185,513	247,674	229,832	-	-
Transfers between funds	(4,829)	(30,732)	(35,698)	(167,746)	279,597	733,289	(3,911)	(12,501)
Redemptions (note 3)	(18,106)	(21,005)	(156,075)	(648,885)	(478,614)	(858,330)	(48,430)	(95,605)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	(4,708)	(6,009)	(3,641)	(3,224)	(934)	(1,131)
Contingent deferred sales charges (note 2)	(282)	(313)	(89)	(1,551)	(2,510)	(1,707)	-	(44)
Adjustments to maintain reserves	(1)	27	(22)	(61)	(9)	162	(51)	(3)

Net equity transactions	(2,997)	(2,790)	(59,987)	(638,739)	42,497	100,022	(53,326)	(109,284)

Net change in contract owners’ equity	9,725	5,790	456,905	(2,398,346)	127,856	343,405	39,983	(366,454)
Contract owners’ equity beginning of period	329,974	324,184	2,250,187	4,648,533	4,052,977	3,709,572	347,429	713,883

Contract owners’ equity end of period	$339,699	329,974	2,707,092	2,250,187	4,180,833	4,052,977	387,412	347,429

CHANGES IN UNITS:
Beginning units	23,594	23,942	51,448	61,692	240,841	234,956	14,627	18,612
Units purchased	7,942	16,354	6,204	4,780	83,430	122,301	-	-
Units redeemed	(8,098)	(16,702)	(5,999)	(15,024)	(79,716)	(116,416)	(1,598)	(3,985)

Ending units	23,438	23,594	51,653	51,448	244,555	240,841	13,029	14,627

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	NIIXA		IDAS		IDCS		IDMS
	2009	2008	2009	2008	2009	2008	2009	2008
Investment activity:
Net investment income (loss)	$241	378	8,982	13,908	29,093	37,494	54,170	91,539
Realized gain (loss) on investments	(41)	(22)	(141,663)	45,219	(70,916)	(23,701)	(470,779)	(231)
Change in unrealized gain (loss) on investments	3,384	(12,124)	419,972	(925,922)	174,547	(184,148)	1,156,315	(2,424,690)
Reinvested capital gains	11	1,288	40,992	97,502	-	23,959	18,942	482,805

Net increase (decrease) in contract owners’ equity resulting from operations	3,595	(10,480)	328,283	(769,293)	132,724	(146,396)	758,648	(1,850,577)

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	186,803	306,879	41,019	62,097	373,025	838,240
Transfers between funds	-	(572)	(172,223)	(160,060)	1,150,123	62,693	(356,222)	(277,730)
Redemptions (note 3)	(1)	(116)	(37,250)	(140,750)	(391,647)	(524,852)	(989,578)	(992,579)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	-	-	(204)	(2,934)	(320)	(5,747)	(7,365)	(9,388)
Adjustments to maintain reserves	(4)	4	(58)	29	(41)	(19)	(64)	(50)

Net equity transactions	(5)	(684)	(22,932)	3,164	799,134	(405,828)	(980,204)	(441,507)

Net change in contract owners’ equity	3,590	(11,164)	305,351	(766,129)	931,858	(552,224)	(221,556)	(2,292,084)
Contract owners’ equity beginning of period	13,236	24,400	1,341,167	2,107,296	1,708,765	2,260,989	5,605,638	7,897,722

Contract owners’ equity end of period	$16,826	13,236	1,646,518	1,341,167	2,640,623	1,708,765	5,384,082	5,605,638

CHANGES IN UNITS:
Beginning units	1,612	1,690	170,493	167,063	148,614	181,530	589,087	629,646
Units purchased	-	-	32,732	40,210	125,774	48,921	44,139	84,068
Units redeemed	(1)	(78)	(36,281)	(36,780)	(61,913)	(81,837)	(151,918)	(124,627)

Ending units	1,611	1,612	166,944	170,493	212,475	148,614	481,308	589,087

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	IDMAS		IDMCS		NMCIXA		MMF
	2009	2008	2009	2008	2009	2008	2009	2008
Investment activity:
Net investment income (loss)	$30,255	43,656	18,089	31,919	(2,365)	(4,239)	(131,511)	89,185
Realized gain (loss) on investments	(197,632)	28,382	(118,855)	(28,398)	(126,825)	(51,612)	-	-
Change in unrealized gain (loss) on investments	811,669	(1,853,507)	275,565	(380,535)	366,032	(479,465)	-	-
Reinvested capital gains	75,502	241,591	-	42,033	273	41,501	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	719,794	(1,539,878)	174,799	(334,981)	237,115	(493,815)	(131,511)	89,185

Equity transactions:
Purchase payments received from contract owners (note 3)	477,820	652,014	70,799	124,233	48,378	78,883	1,042,987	1,057,544
Transfers between funds	32,197	(214,665)	120,908	(348,251)	(32,836)	(189,004)	1,195,052	4,589,984
Redemptions (note 3)	(466,071)	(391,129)	(403,629)	(367,017)	(73,158)	(189,909)	(3,543,913)	(5,629,948)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	(15,175)	(16,426)
Contingent deferred sales charges (note 2)	(7,468)	(4,137)	(3,077)	(1,846)	(375)	(2,160)	(3,863)	(3,142)
Adjustments to maintain reserves	(79)	(43)	(41)	(27)	(81)	(57)	(13)	121

Net equity transactions	36,399	42,040	(215,040)	(592,908)	(58,072)	(302,247)	(1,324,925)	(1,867)

Net change in contract owners’ equity	756,193	(1,497,838)	(40,241)	(927,889)	179,043	(796,062)	(1,456,436)	87,318
Contract owners’ equity beginning of period	3,238,223	4,736,061	1,568,784	2,496,673	758,642	1,554,704	11,061,919	10,974,601

Contract owners’ equity end of period	$3,994,416	3,238,223	1,528,543	1,568,784	937,685	758,642	9,605,483	11,061,919

CHANGES IN UNITS:
Beginning units	376,422	373,509	148,381	197,681	79,224	101,347	441,677	441,241
Units purchased	74,546	63,882	27,933	45,717	13,259	16,145	192,172	357,982
Units redeemed	(72,599)	(60,969)	(48,318)	(95,017)	(19,853)	(38,268)	(245,399)	(357,546)

Ending units	378,369	376,422	127,996	148,381	72,630	79,224	388,450	441,677

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	MMFR		NGFA		PRLVA		GVIDA
	2009	2008	2009	2008	2009	2008	2009	2008
Investment activity:
Net investment income (loss)	$(85,400)	73,761	(3,855)	(4,564)	83	5,133	(2,883)	11,535
Realized gain (loss) on investments	-	-	(8,461)	5,236	(307,405)	(183,668)	(133,530)	(104,879)
Change in unrealized gain (loss) on investments	-	-	107,030	(202,523)	497,201	(623,066)	353,930	(674,715)
Reinvested capital gains	-	-	-	-	-	-	68,508	210,223

Net increase (decrease) in contract owners’ equity resulting from operations	(85,400)	73,761	94,714	(201,851)	189,879	(801,601)	286,025	(557,836)

Equity transactions:
Purchase payments received from contract owners (note 3)	397,225	623,205	46,409	62,576	148,732	162,389	298,974	306,448
Transfers between funds	(2,543,368)	3,298,168	(19,349)	(10,177)	(79,187)	(175,954)	25,766	444,462
Redemptions (note 3)	(2,164,079)	(2,278,207)	(41,244)	(74,593)	(207,414)	(330,846)	(117,547)	(518,071)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	(536)	(659)	(1,378)	(1,855)	(3,631)	(3,515)
Contingent deferred sales charges (note 2)	(14,796)	(27,936)	(159)	(639)	(552)	(962)	(27)	(100)
Adjustments to maintain reserves	(134)	55	(13)	(32)	(13)	(82)	(49)	(31)

Net equity transactions	(4,325,152)	1,615,285	(14,892)	(23,524)	(139,812)	(347,310)	203,486	229,193

Net change in contract owners’ equity	(4,410,552)	1,689,046	79,822	(225,375)	50,067	(1,148,911)	489,511	(328,643)
Contract owners’ equity beginning of period	9,814,845	8,125,799	306,674	532,049	1,413,338	2,562,249	946,155	1,274,798

Contract owners’ equity end of period	$5,404,293	9,814,845	386,496	306,674	1,463,405	1,413,338	1,435,666	946,155

CHANGES IN UNITS:
Beginning units	858,237	716,972	36,305	38,025	138,197	163,103	105,894	88,936
Units purchased	228,900	503,543	5,067	6,961	19,194	21,322	40,215	71,551
Units redeemed	(605,784)	(362,278)	(6,415)	(8,681)	(34,621)	(46,228)	(18,130)	(54,593)

Ending units	481,353	858,237	34,957	36,305	122,770	138,197	127,979	105,894

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	GVIDC		GVIDM		GVDMA		GVDMC
	2009	2008	2009	2008	2009	2008	2009	2008
Investment activity:
Net investment income (loss)	$1,092	2,559	3,048	20,558	(84)	22,871	1,792	5,145
Realized gain (loss) on investments	(5,421)	(2,753)	(108,090)	(56,665)	(126,985)	(8,777)	(28,031)	(5,133)
Change in unrealized gain (loss) on investments	23,064	(9,145)	333,889	(478,418)	467,292	(911,991)	74,411	(41,615)
Reinvested capital gains	1,320	1,853	36,244	126,464	83,311	194,940	6,742	10,130

Net increase (decrease) in contract owners’ equity resulting from operations	20,055	(7,486)	265,091	(388,061)	423,534	(702,957)	54,914	(31,473)

Equity transactions:
Purchase payments received from contract owners (note 3)	33,551	19,166	315,478	247,211	344,197	387,083	46,696	48,477
Transfers between funds	228,759	53,981	348,481	158,094	131,596	184,824	31,022	244,328
Redemptions (note 3)	(99,256)	(52,645)	(340,759)	(360,014)	(358,817)	(341,476)	(42,901)	(81,438)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(591)	(387)	(4,048)	(3,420)	(5,432)	(5,178)	(944)	(946)
Contingent deferred sales charges (note 2)	(193)	(400)	(475)	(2,804)	(152)	(1,097)	(173)	-
Adjustments to maintain reserves	2	(4)	(31)	(3)	(13)	3	(8)	(13)

Net equity transactions	162,272	19,711	318,646	39,064	111,379	224,159	33,692	210,408

Net change in contract owners’ equity	182,327	12,225	583,737	(348,997)	534,913	(478,798)	88,606	178,935
Contract owners’ equity beginning of period	124,022	111,797	1,153,663	1,502,660	1,647,885	2,126,683	401,164	222,229

Contract owners’ equity end of period	$306,349	124,022	1,737,400	1,153,663	2,182,798	1,647,885	489,770	401,164

CHANGES IN UNITS:
Beginning units	11,637	9,730	118,611	117,113	176,763	154,475	39,270	18,241
Units purchased	25,530	8,766	68,799	42,496	50,099	54,179	13,050	30,810
Units redeemed	(10,469)	(6,859)	(36,131)	(40,998)	(36,155)	(31,891)	(9,919)	(9,781)

Ending units	26,698	11,637	151,279	118,611	190,707	176,763	42,401	39,270

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	NVMIG6		NIXR		NSCIXA		NVTIV3
	2009	2008	2009	2008	2009	2008	2009	2008
Investment activity:
Net investment income (loss)	$(26)	(143)	14,359	11,461	(2,581)	(3,582)	541	-
Realized gain (loss) on investments	(8,759)	(2,372)	(174,300)	36,836	(175,156)	(65,062)	13,984	-
Change in unrealized gain (loss) on investments	20,310	(11,882)	627,143	(1,359,237)	286,627	(282,473)	5,061	-
Reinvested capital gains	-	-	-	-	82	10,839	212	-

Net increase (decrease) in contract owners’ equity resulting from operations	11,525	(14,397)	467,202	(1,310,940)	108,972	(340,278)	19,798	-

Equity transactions:
Purchase payments received from contract owners (note 3)	8,157	4,011	195,870	248,007	47,642	83,315	8,052	-
Transfers between funds	3,523	45,034	(75,490)	(72,629)	(34,462)	(23,557)	28,439	-
Redemptions (note 3)	(14,226)	(1,277)	(307,890)	(708,504)	(100,967)	(91,574)	(2,843)	-
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(8)	-	(1,482)	(1,711)	-	-	(56)	-
Contingent deferred sales charges (note 2)	-	(4)	(1,547)	(1,809)	(698)	(889)	-	-
Adjustments to maintain reserves	(9)	(8)	(247)	(48)	(29)	11	1	-

Net equity transactions	(2,563)	47,756	(190,786)	(536,694)	(88,514)	(32,694)	33,593	-

Net change in contract owners’ equity	8,962	33,359	276,416	(1,847,634)	20,458	(372,972)	53,391	-
Contract owners’ equity beginning of period	33,359	-	2,031,180	3,878,814	639,017	1,011,989	-	-

Contract owners’ equity end of period	$42,321	33,359	2,307,596	2,031,180	659,475	639,017	53,391	-

CHANGES IN UNITS:
Beginning units	5,488	-	316,384	371,525	68,434	70,511	-	-
Units purchased	3,765	6,350	57,881	54,541	14,770	19,275	11,570	-
Units redeemed	(4,074)	(862)	(87,582)	(109,682)	(26,579)	(21,352)	(7,438)	-

Ending units	5,179	5,488	286,683	316,384	56,625	68,434	4,132	-

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	ASCGI		ABBLI		IDF		TCIGA
	2009	2008	2009	2008	2009	2008	2009	2008
Investment activity:
Net investment income (loss)	$(3,587)	(4,366)	607	2,468	(38,578)	(58,916)	(512)	(395)
Realized gain (loss) on investments	(15,592)	(25,940)	(3,705)	(6,455)	15,443	560,275	(1,484)	33,697
Change in unrealized gain (loss) on investments	111,571	(164,456)	29,926	(51,432)	1,099,955	(3,310,524)	27,208	(145,228)
Reinvested capital gains	-	12,925	-	-	-	-	-	828

Net increase (decrease) in contract owners’ equity resulting from operations	92,392	(181,837)	26,828	(55,419)	1,076,820	(2,809,165)	25,212	(111,098)

Equity transactions:
Purchase payments received from contract owners (note 3)	9,364	18,131	11,261	587	215,480	267,224	-	-
Transfers between funds	45,071	(35,704)	31,262	3,506	(135,682)	(476,483)	(9,982)	(88,382)
Redemptions (note 3)	(12,735)	(34,683)	(6,127)	(39,966)	(347,527)	(902,212)	(20,638)	(18,453)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	(4,506)	(5,392)	-	-
Contingent deferred sales charges (note 2)	(128)	(406)	(32)	(67)	(961)	(1,355)	(14)	(35)
Adjustments to maintain reserves	(29)	(24)	(23)	(16)	(61)	(27)	(39)	(33)

Net equity transactions	41,543	(52,686)	36,341	(35,956)	(273,257)	(1,118,245)	(30,673)	(106,903)

Net change in contract owners’ equity	133,935	(234,523)	63,169	(91,375)	803,563	(3,927,410)	(5,461)	(218,001)
Contract owners’ equity beginning of period	267,042	501,565	68,314	159,689	2,857,187	6,784,597	105,827	323,828

Contract owners’ equity end of period	$400,977	267,042	131,483	68,314	3,660,750	2,857,187	100,366	105,827

CHANGES IN UNITS:
Beginning units	39,233	44,612	9,970	14,079	466,348	581,092	17,553	28,857
Units purchased	7,941	5,355	5,306	1,086	40,273	56,204	-	-
Units redeemed	(2,875)	(10,734)	(909)	(5,195)	(92,119)	(170,948)	(4,929)	(11,304)

Ending units	44,299	39,233	14,367	9,970	414,502	466,348	12,624	17,553

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	TCIGR		TCG		IGF		BSTG
	2009	2008	2009	2008	2009	2008	2009	2008
Investment activity:
Net investment income (loss)	$(2,496)	(672)	(48,521)	(62,472)	23,736	13,250	15,521	59,129
Realized gain (loss) on investments	4,205	71,180	(225,274)	(229,670)	(117,541)	(9,967)	25,850	6,196
Change in unrealized gain (loss) on investments	203,040	(717,747)	1,722,082	(2,652,831)	502,649	(1,669,810)	(5,017)	20,162
Reinvested capital gains	-	4,936	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	204,749	(642,303)	1,448,287	(2,944,973)	408,844	(1,666,527)	36,354	85,487

Equity transactions:
Purchase payments received from contract owners (note 3)	(67)	-	245,394	254,761	162,616	237,340	144,358	112,689
Transfers between funds	(16,876)	(69,010)	(96,353)	205,964	(60,008)	(315,383)	140,886	579,311
Redemptions (note 3)	(37,030)	(133,195)	(524,603)	(998,088)	(326,081)	(1,087,713)	(288,398)	(838,108)
Annuity benefits	-	-	(7,850)	(11,734)	-	-	-	-
Contract maintenance charges (note 2)	(1,293)	(1,678)	(7,151)	(8,048)	(5,492)	(7,180)	(2,085)	(1,995)
Contingent deferred sales charges (note 2)	(45)	(13)	(1,487)	(2,000)	(311)	(327)	(2,325)	(5,725)
Adjustments to maintain reserves	(11)	3	5,636	5,207	(13)	(16)	(103)	(3,207)

Net equity transactions	(55,322)	(203,893)	(386,414)	(553,938)	(229,289)	(1,173,279)	(7,667)	(157,035)

Net change in contract owners’ equity	149,427	(846,196)	1,061,873	(3,498,911)	179,555	(2,839,806)	28,687	(71,548)
Contract owners’ equity beginning of period	683,752	1,529,948	4,463,295	7,962,206	2,706,645	5,546,451	2,492,848	2,564,396

Contract owners’ equity end of period	$833,179	683,752	5,525,168	4,463,295	2,886,200	2,706,645	2,521,535	2,492,848

CHANGES IN UNITS:
Beginning units	38,918	47,089	201,215	179,759	191,548	253,051	132,980	140,799
Units purchased	-	-	26,004	56,847	17,024	15,018	59,092	61,392
Units redeemed	(3,068)	(8,171)	(37,454)	(35,391)	(33,076)	(76,521)	(55,856)	(69,211)

Ending units	35,850	38,918	189,765	201,215	175,496	191,548	136,216	132,980

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	TCUL		ACVI4		DAF		DPBOZ
	2009	2008	2009	2008	2009	2008	2009	2008
Investment activity:
Net investment income (loss)	$(42,745)	(76,717)	12,955	(16,450)	19,273	15,683	5,661	13,601
Realized gain (loss) on investments	(463,465)	(799,447)	(240,128)	34,387	(125,046)	80,109	(67,366)	(139,004)
Change in unrealized gain (loss) on investments	2,176,592	(3,509,296)	698,355	(1,851,031)	555,235	(1,499,417)	240,989	(298,450)
Reinvested capital gains	-	-	-	265,753	-	99,228	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,670,382	(4,385,460)	471,182	(1,567,341)	449,462	(1,304,397)	179,284	(423,853)

Equity transactions:
Purchase payments received from contract owners (note 3)	246,733	291,731	172,550	315,744	156,808	228,600	46,506	196,450
Transfers between funds	(154,699)	(378,541)	(212,564)	(369,226)	10,212	(312,834)	(27,527)	(181,276)
Redemptions (note 3)	(766,777)	(1,500,578)	(179,274)	(560,806)	(418,727)	(592,730)	(99,686)	(468,237)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(9,791)	(11,362)	(1,367)	(1,784)	(2,418)	(2,798)	(1,014)	(1,161)
Contingent deferred sales charges (note 2)	(1,190)	(1,183)	(1,514)	(4,205)	(1,366)	(3,086)	(45)	(267)
Adjustments to maintain reserves	(266)	(28)	(17)	(14)	(68)	(10)	(42)	(64)

Net equity transactions	(685,990)	(1,599,961)	(222,186)	(620,291)	(255,559)	(682,858)	(81,808)	(454,555)

Net change in contract owners’ equity	984,392	(5,985,421)	248,996	(2,187,632)	193,903	(1,987,255)	97,476	(878,408)
Contract owners’ equity beginning of period	5,467,158	11,452,579	1,636,083	3,823,715	2,425,499	4,412,754	944,349	1,822,757

Contract owners’ equity end of period	$6,451,550	5,467,158	1,885,079	1,636,083	2,619,402	2,425,499	1,041,825	944,349

CHANGES IN UNITS:
Beginning units	532,419	630,015	166,730	211,966	281,538	338,727	119,594	164,480
Units purchased	25,403	28,384	23,106	60,631	30,652	23,220	6,561	21,447
Units redeemed	(90,050)	(125,980)	(44,090)	(105,867)	(59,256)	(80,409)	(16,627)	(66,333)

Ending units	467,772	532,419	145,746	166,730	252,934	281,538	109,528	119,594

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	DSPI		DEL		DPITIA		DTC
	2009	2008	2009	2008	2009	2008	2009	2008
Investment activity:
Net investment income (loss)	$44,359	55,345	(68)	(85)	55,888	37,431	(1,989)	(6,667)
Realized gain (loss) on investments	(31,850)	106,034	(176)	(109)	(13,742)	(13,256)	3,257	1,492
Change in unrealized gain (loss) on investments	1,849,729	(5,600,091)	1,626	(5,134)	192,495	(149,482)	149,419	(282,633)
Reinvested capital gains	-	-	-	784	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,862,238	(5,438,712)	1,382	(4,544)	234,641	(125,307)	150,687	(287,808)

Equity transactions:
Purchase payments received from contract owners (note 3)	614,897	910,422	-	-	69,838	58,919	19,347	30,271
Transfers between funds	(344,824)	(776,382)	-	-	(7,676)	1,808,432	(2,822)	(10,441)
Redemptions (note 3)	(912,842)	(2,511,875)	-	-	(289,165)	(149,051)	(51,593)	(109,582)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(16,927)	(20,706)	-	-	(2,239)	(1,283)	(913)	(987)
Contingent deferred sales charges (note 2)	(1,624)	(1,377)	-	-	(204)	(9)	(248)	(221)
Adjustments to maintain reserves	7	2	(2)	(2)	(82)	(8,378)	(4)	(62)

Net equity transactions	(661,313)	(2,399,916)	(2)	(2)	(229,528)	1,708,630	(36,233)	(91,022)

Net change in contract owners’ equity	1,200,925	(7,838,628)	1,380	(4,546)	5,113	1,583,323	114,454	(378,830)
Contract owners’ equity beginning of period	8,208,950	16,047,578	6,779	11,325	1,583,323	-	503,854	882,684

Contract owners’ equity end of period	$9,409,875	8,208,950	8,159	6,779	1,588,436	1,583,323	618,308	503,854

CHANGES IN UNITS:
Beginning units	390,208	472,197	1,006	1,006	171,020	-	46,872	54,512
Units purchased	34,903	57,611	-	-	10,843	195,582	3,154	2,281
Units redeemed	(65,546)	(139,600)	-	-	(33,415)	(24,562)	(5,961)	(9,921)

Ending units	359,565	390,208	1,006	1,006	148,448	171,020	44,065	46,872

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	EIG		FBDF		FEQIF		FHYT
	2009	2008	2009	2008	2009	2008	2009	2008
Investment activity:
Net investment income (loss)	$(243)	2,591	91,198	101,961	1,498	1,804	190,101	121,007
Realized gain (loss) on investments	(88,237)	(19,957)	(40,500)	(79,596)	(4,005)	(12,814)	(256,944)	(76,611)
Change in unrealized gain (loss) on investments	221,760	(316,810)	347,375	(247,357)	16,495	(32,149)	1,143,162	(558,208)
Reinvested capital gains	-	13,366	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	133,280	(320,810)	398,073	(224,992)	13,988	(43,159)	1,076,319	(513,812)

Equity transactions:
Purchase payments received from contract owners (note 3)	60,425	41,598	74,805	107,786	4,700	921	107,400	107,878
Transfers between funds	(30,375)	14,238	61,110	131,159	13,068	(16,785)	2,785,811	261,258
Redemptions (note 3)	(51,499)	(88,275)	(350,245)	(568,072)	(672)	(3,528)	(297,141)	(278,298)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(1,075)	(1,148)	(2,038)	(2,049)	-	-	(1,478)	(1,243)
Contingent deferred sales charges (note 2)	(353)	(131)	(273)	(3,738)	-	-	(566)	(1,112)
Adjustments to maintain reserves	(5)	(1)	(57)	8	1	(18)	403	(220)

Net equity transactions	(22,882)	(33,719)	(216,698)	(334,906)	17,097	(19,410)	2,594,429	88,263

Net change in contract owners’ equity	110,398	(354,529)	181,375	(559,898)	31,085	(62,569)	3,670,748	(425,549)
Contract owners’ equity beginning of period	594,984	949,513	1,665,806	2,225,704	74,252	136,821	1,367,641	1,793,190

Contract owners’ equity end of period	$705,382	594,984	1,847,181	1,665,806	105,337	74,252	5,038,389	1,367,641

CHANGES IN UNITS:
Beginning units	32,482	33,367	116,421	138,311	10,426	13,221	146,497	136,346
Units purchased	6,111	5,047	13,817	28,915	3,485	1,704	270,869	62,413
Units redeemed	(7,708)	(5,932)	(26,799)	(50,805)	(918)	(4,499)	(74,329)	(52,262)

Ending units	30,885	32,482	103,439	116,421	12,993	10,426	343,037	146,497

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	FIIF		FABA		FAB		FAEGA
	2009	2008	2009	2008	2009	2008	2009	2008
Investment activity:
Net investment income (loss)	$28,170	31,163	2,325	3,513	4,914	4,806	(7,896)	(10,874)
Realized gain (loss) on investments	(17,155)	(10,116)	(31,265)	(5,308)	(18,829)	(6,285)	(51,064)	51,892
Change in unrealized gain (loss) on investments	100,616	(88,389)	88,436	(158,221)	229,403	(440,565)	213,947	(652,322)
Reinvested capital gains	-	-	337	1,515	1,199	4,036	-	286

Net increase (decrease) in contract owners’ equity resulting from operations	111,631	(67,342)	59,833	(158,501)	216,687	(438,008)	154,987	(611,018)

Equity transactions:
Purchase payments received from contract owners (note 3)	18,874	54,417	6,124	18,585	81,142	100,362	56,319	123,301
Transfers between funds	176,317	(15,324)	(7,674)	(26,804)	1,081	(47,318)	(37,489)	(151,319)
Redemptions (note 3)	(122,865)	(89,037)	(55,708)	(59,264)	(54,390)	(165,736)	(93,460)	(110,217)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	(1,400)	(1,747)	-	-
Contingent deferred sales charges (note 2)	(185)	(1,336)	(100)	(192)	(222)	(252)	(1,149)	(733)
Adjustments to maintain reserves	48	(83)	(18)	3	(12)	(5)	(29)	(40)

Net equity transactions	72,189	(51,363)	(57,376)	(67,672)	26,199	(114,696)	(75,808)	(139,008)

Net change in contract owners’ equity	183,820	(118,705)	2,457	(226,173)	242,886	(552,704)	79,179	(750,026)
Contract owners’ equity beginning of period	679,230	797,935	297,253	523,426	842,534	1,395,238	651,442	1,401,468

Contract owners’ equity end of period	$863,050	679,230	299,710	297,253	1,085,420	842,534	730,621	651,442

CHANGES IN UNITS:
Beginning units	53,935	57,926	35,526	42,101	68,727	76,411	140,144	157,844
Units purchased	22,168	8,545	734	3,179	6,787	7,522	18,005	35,448
Units redeemed	(16,914)	(12,536)	(7,807)	(9,754)	(4,847)	(15,206)	(33,409)	(53,148)

Ending units	59,189	53,935	28,453	35,526	70,667	68,727	124,740	140,144

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	FAEIA		FAEI		FAGOA		FAGO
	2009	2008	2009	2008	2009	2008	2009	2008
Investment activity:
Net investment income (loss)	$12,064	8,667	3,426	(3,045)	(2,236)	(6,052)	(15,639)	(33,424)
Realized gain (loss) on investments	(201,509)	(95,213)	(280,625)	(26,973)	(75,894)	(9,443)	(65,602)	254,540
Change in unrealized gain (loss) on investments	668,441	(1,592,183)	632,861	(1,421,143)	190,253	(342,123)	626,114	(2,119,132)
Reinvested capital gains	-	49,760	-	44,281	251	-	1,248	-

Net increase (decrease) in contract owners’ equity resulting from operations	478,996	(1,628,969)	355,662	(1,406,880)	112,374	(357,618)	546,121	(1,898,016)

Equity transactions:
Purchase payments received from contract owners (note 3)	125,098	244,300	147,096	216,540	40,809	92,415	170,837	174,511
Transfers between funds	34,928	(243,371)	(43,152)	(191,271)	(46,525)	(46,890)	(110,520)	(296,825)
Redemptions (note 3)	(277,562)	(467,003)	(455,129)	(578,941)	(32,960)	(97,132)	(206,323)	(630,339)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	(3,512)	(4,414)	-	-	(3,603)	(4,546)
Contingent deferred sales charges (note 2)	(1,600)	(3,172)	(276)	(699)	(243)	(1,088)	(463)	(416)
Adjustments to maintain reserves	(77)	(50)	(8)	(27)	(53)	(25)	(23)	(7)

Net equity transactions	(119,213)	(469,296)	(354,981)	(558,812)	(38,972)	(52,720)	(150,095)	(757,622)

Net change in contract owners’ equity	359,783	(2,098,265)	681	(1,965,692)	73,402	(410,338)	396,026	(2,655,638)
Contract owners’ equity beginning of period	2,164,344	4,262,609	1,859,519	3,825,211	272,500	682,838	1,343,043	3,998,681

Contract owners’ equity end of period	$2,524,127	2,164,344	1,860,200	1,859,519	345,902	272,500	1,739,069	1,343,043

CHANGES IN UNITS:
Beginning units	234,094	269,954	127,058	152,824	61,783	68,649	170,528	223,593
Units purchased	32,537	30,407	12,115	12,130	18,282	26,174	20,928	30,816
Units redeemed	(44,433)	(66,267)	(35,546)	(37,896)	(25,946)	(33,040)	(39,140)	(83,881)

Ending units	222,198	234,094	103,627	127,058	54,119	61,783	152,316	170,528

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	FAHY		FAOA		FCI		FEI
	2009	2008	2009	2008	2009	2008	2009	2008
Investment activity:
Net investment income (loss)	$33,658	64,181	40	(19)	22,685	21,358	37,041	59,985
Realized gain (loss) on investments	(137,177)	(54,862)	(40)	335	(3,446)	(3,861)	(222,885)	(4,861)
Change in unrealized gain (loss) on investments	412,492	(479,217)	2,279	(8,349)	152,466	(141,199)	1,387,964	(3,900,065)
Reinvested capital gains	1,591	-	21	-	1,886	-	-	140,544

Net increase (decrease) in contract owners’ equity resulting from operations	310,564	(469,898)	2,300	(8,033)	173,591	(123,702)	1,202,120	(3,704,397)

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	-	-	-	-	264,144	375,432
Transfers between funds	(29,232)	(131,876)	(3,235)	-	(11,739)	(2,349)	(159,643)	(239,767)
Redemptions (note 3)	(165,721)	(226,650)	(1)	(2,906)	(249)	(15,308)	(669,094)	(928,969)
Annuity benefits	-	-	-	-	-	-	(239)	(310)
Contract maintenance charges (note 2)	(1,034)	(1,180)	-	-	(578)	(562)	(7,944)	(9,912)
Contingent deferred sales charges (note 2)	(109)	(299)	-	(3)	-	(39)	(1,560)	(437)
Adjustments to maintain reserves	224	(95)	(10)	(20)	64	33	101	66

Net equity transactions	(195,872)	(360,100)	(3,246)	(2,929)	(12,502)	(18,225)	(574,235)	(803,897)

Net change in contract owners’ equity	114,692	(829,998)	(946)	(10,962)	161,089	(141,927)	627,885	(4,508,294)
Contract owners’ equity beginning of period	612,390	1,442,388	9,267	20,229	251,407	393,334	4,804,762	9,313,056

Contract owners’ equity end of period	$727,082	612,390	8,321	9,267	412,496	251,407	5,432,647	4,804,762

CHANGES IN UNITS:
Beginning units	53,238	76,043	1,180	1,459	4,633	4,872	70,057	78,213
Units purchased	4,608	2,051	-	-	-	-	5,130	6,389
Units redeemed	(21,687)	(24,856)	(333)	(279)	(159)	(239)	(13,231)	(14,545)

Ending units	36,159	53,238	847	1,180	4,474	4,633	61,956	70,057

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	FHIP		FMG		FPR		FO2R
	2009	2008	2009	2008	2009	2008	2009	2008
Investment activity:
Net investment income (loss)	$1,471	1,662	(44,961)	(125,132)	78,033	98,548	14,261	31,913
Realized gain (loss) on investments	(55)	(4)	(837,875)	(1,948,274)	(70,538)	(166,643)	(353,063)	(127,816)
Change in unrealized gain (loss) on investments	5,820	(7,686)	3,175,827	(5,106,908)	1,094,984	(2,213,651)	746,716	(1,838,720)
Reinvested capital gains	-	-	2,457	423,180	3,277	5,626	6,148	349,329

Net increase (decrease) in contract owners’ equity resulting from operations	7,236	(6,028)	2,295,448	(6,757,134)	1,105,756	(2,276,120)	414,062	(1,585,294)

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	434,152	482,190	198,069	336,490	192,529	260,819
Transfers between funds	-	-	(3,216)	(459,052)	(142,779)	(308,042)	(165,230)	36,004
Redemptions (note 3)	-	-	(877,035)	(1,872,482)	(541,892)	(1,394,853)	(193,220)	(436,831)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(21)	(16)	(13,860)	(17,109)	(7,354)	(8,712)	(1,327)	(1,579)
Contingent deferred sales charges (note 2)	-	-	(986)	(802)	(195)	(592)	(2,006)	(2,864)
Adjustments to maintain reserves	(5)	14	(19)	(17)	(10)	5	(62)	(61)

Net equity transactions	(26)	(2)	(460,964)	(1,867,272)	(494,161)	(1,375,704)	(169,316)	(144,512)

Net change in contract owners’ equity	7,210	(6,030)	1,834,484	(8,624,406)	611,595	(3,651,824)	244,746	(1,729,806)
Contract owners’ equity beginning of period	17,198	23,228	6,125,802	14,750,208	4,692,229	8,344,053	1,861,786	3,591,592

Contract owners’ equity end of period	$24,408	17,198	7,960,286	6,125,802	5,303,824	4,692,229	2,106,532	1,861,786

CHANGES IN UNITS:
Beginning units	872	872	340,576	409,548	192,799	239,711	192,827	206,096
Units purchased	-	-	25,545	23,760	9,644	15,309	35,499	52,049
Units redeemed	(1)	-	(48,403)	(92,732)	(28,160)	(62,221)	(53,197)	(65,318)

Ending units	871	872	317,718	340,576	174,283	192,799	175,129	192,827

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	FRBSI		TFF		TMSF		FSCG
	2009	2008	2009	2008	2009	2008	2009	2008
Investment activity:
Net investment income (loss)	$(1,544)	6,783	5,059	46,414	47,923	(25,728)	(12,444)	(16,926)
Realized gain (loss) on investments	(428,085)	(139,247)	(775,122)	(91,433)	(444,458)	(100,269)	(120,117)	(50,253)
Change in unrealized gain (loss) on investments	903,558	(1,470,850)	1,428,653	(2,290,112)	1,563,622	(3,422,910)	514,198	(680,885)
Reinvested capital gains	-	73,625	-	537,210	-	69,165	-	2,810

Net increase (decrease) in contract owners’ equity resulting from operations	473,929	(1,529,689)	658,590	(1,797,921)	1,167,087	(3,479,742)	381,637	(745,254)

Equity transactions:
Purchase payments received from contract owners (note 3)	142,094	252,109	-	9	386,154	487,802	69,603	101,429
Transfers between funds	(91,948)	(261,572)	(32,162)	(220,878)	(338,615)	(683,682)	(109,223)	(136,231)
Redemptions (note 3)	(343,041)	(360,987)	(545,390)	(644,575)	(749,690)	(1,217,475)	(129,913)	(265,699)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	(2,434)	(2,967)	(4,266)	(4,954)	-	-
Contingent deferred sales charges (note 2)	(3,428)	(4,997)	(696)	(715)	(2,720)	(4,725)	(807)	(1,007)
Adjustments to maintain reserves	(71)	(78)	(58)	(48)	(211)	(29)	(86)	(25)

Net equity transactions	(296,394)	(375,525)	(580,740)	(869,174)	(709,348)	(1,423,063)	(170,426)	(301,533)

Net change in contract owners’ equity	177,535	(1,905,214)	77,850	(2,667,095)	457,739	(4,902,805)	211,211	(1,046,787)
Contract owners’ equity beginning of period	2,602,134	4,507,348	1,801,366	4,468,461	5,060,629	9,963,434	923,208	1,969,995

Contract owners’ equity end of period	$2,779,669	2,602,134	1,879,216	1,801,366	5,518,368	5,060,629	1,134,419	923,208

CHANGES IN UNITS:
Beginning units	186,547	204,076	128,037	171,992	429,113	515,438	178,924	216,319
Units purchased	22,142	35,451	-	-	39,922	50,716	28,807	22,772
Units redeemed	(44,069)	(52,980)	(39,501)	(43,955)	(98,229)	(137,041)	(52,125)	(60,167)

Ending units	164,620	186,547	88,536	128,037	370,806	429,113	155,606	178,924

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	TIF3		NBGST		NBGF		NBGT
	2009	2008	2009	2008	2009	2008	2009	2008
Investment activity:
Net investment income (loss)	$57,247	45,111	(115,546)	(176,511)	(10,914)	(18,446)	(739)	(1,563)
Realized gain (loss) on investments	(216,210)	47,915	(554,503)	390,483	(108,922)	(2,866)	(6,317)	17,516
Change in unrealized gain (loss) on investments	886,044	(2,214,276)	2,727,188	(5,916,797)	478,898	(1,063,177)	39,079	(112,896)
Reinvested capital gains	110,677	347,186	-	557,356	-	164,751	-	14,338

Net increase (decrease) in contract owners’ equity resulting from operations	837,758	(1,774,064)	2,057,139	(5,145,469)	359,062	(919,738)	32,023	(82,605)

Equity transactions:
Purchase payments received from contract owners (note 3)	343,240	388,959	488,951	620,398	82,168	62,983	1,016	2,855
Transfers between funds	(114,244)	(261,191)	(439,604)	(217,186)	(107,925)	(13,127)	(4,100)	(54,453)
Redemptions (note 3)	(354,047)	(469,262)	(1,496,472)	(1,992,020)	(220,307)	(178,752)	(6,815)	(31,015)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(2,139)	(2,566)	(6,867)	(8,617)	(2,363)	(2,728)	-	-
Contingent deferred sales charges (note 2)	(1,162)	(952)	(5,158)	(7,552)	(182)	(123)	(106)	(43)
Adjustments to maintain reserves	(53)	(60)	(101)	(234)	(4)	(3)	6	9

Net equity transactions	(128,405)	(345,072)	(1,459,251)	(1,605,211)	(248,613)	(131,750)	(9,999)	(82,647)

Net change in contract owners’ equity	709,353	(2,119,136)	597,888	(6,750,680)	110,449	(1,051,488)	22,024	(165,252)
Contract owners’ equity beginning of period	2,453,939	4,573,075	9,690,345	16,441,025	1,405,916	2,457,404	122,622	287,874

Contract owners’ equity end of period	$3,163,292	2,453,939	10,288,233	9,690,345	1,516,365	1,405,916	144,646	122,622

CHANGES IN UNITS:
Beginning units	243,351	266,843	506,634	569,440	93,599	99,765	15,586	22,233
Units purchased	55,052	44,865	44,491	82,174	5,583	7,346	191	315
Units redeemed	(66,808)	(68,357)	(119,471)	(144,980)	(20,630)	(13,512)	(1,461)	(6,962)

Ending units	231,595	243,351	431,654	506,634	78,552	93,599	14,316	15,586

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	PF		NBPT		NLMB		NBSRT
	2009	2008	2009	2008	2009	2008	2009	2008
Investment activity:
Net investment income (loss)	$(18,216)	(44,645)	(803)	(2,861)	25,998	36,765	(6,740)	(8,775)
Realized gain (loss) on investments	(86,160)	294,916	(20,631)	(7,290)	(73,050)	(31,589)	(70,911)	17,669
Change in unrealized gain (loss) on investments	1,315,008	(3,169,862)	117,280	(222,206)	123,961	(173,920)	316,162	(626,701)
Reinvested capital gains	-	39,242	-	3,114	-	-	-	13,460

Net increase (decrease) in contract owners’ equity resulting from operations	1,210,632	(2,880,349)	95,846	(229,243)	76,909	(168,744)	238,511	(604,347)

Equity transactions:
Purchase payments received from contract owners (note 3)	192,852	289,591	3,329	8,893	24,300	40,713	68,068	65,791
Transfers between funds	(57,070)	(215,790)	(3,872)	15,760	73,911	3,217	(68,890)	(167,197)
Redemptions (note 3)	(292,304)	(672,056)	(29,413)	(39,121)	(200,343)	(184,076)	(90,547)	(272,039)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(4,732)	(5,950)	-	-	(890)	(1,077)	(260)	(274)
Contingent deferred sales charges (note 2)	(626)	(1,764)	(107)	(25)	(69)	(59)	(728)	(1,909)
Adjustments to maintain reserves	6	(18)	(23)	(24)	46	(81)	(44)	(55)

Net equity transactions	(161,874)	(605,987)	(30,086)	(14,517)	(103,045)	(141,363)	(92,401)	(375,683)

Net change in contract owners’ equity	1,048,758	(3,486,336)	65,760	(243,760)	(26,136)	(310,107)	146,110	(980,030)
Contract owners’ equity beginning of period	2,463,697	5,950,033	194,979	438,739	748,858	1,058,965	881,359	1,861,389

Contract owners’ equity end of period	$3,512,455	2,463,697	260,739	194,979	722,722	748,858	1,027,469	881,359

CHANGES IN UNITS:
Beginning units	124,626	142,633	25,492	27,172	59,145	69,314	101,361	129,136
Units purchased	14,272	14,051	397	2,443	15,839	6,314	13,329	22,900
Units redeemed	(23,579)	(32,058)	(3,786)	(4,123)	(23,964)	(16,483)	(22,855)	(50,675)

Ending units	115,319	124,626	22,103	25,492	51,020	59,145	91,835	101,361

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	OCHI		OVGS4		OCAF		OGF
	2009	2008	2009	2008	2009	2008	2009	2008
Investment activity:
Net investment income (loss)	$5,331	14,911	27,992	4,726	(15,110)	(20,272)	(34,494)	9,524
Realized gain (loss) on investments	(211,838)	(13,613)	(379,674)	33,368	(76,816)	18,777	(105,132)	271,082
Change in unrealized gain (loss) on investments	216,792	(195,493)	1,766,558	(3,580,893)	574,575	(1,001,103)	1,790,085	(4,569,427)
Reinvested capital gains	-	-	96,305	448,284	-	-	-	359,050

Net increase (decrease) in contract owners’ equity resulting from operations	10,285	(194,195)	1,511,181	(3,094,515)	482,649	(1,002,598)	1,650,459	(3,929,771)

Equity transactions:
Purchase payments received from contract owners (note 3)	11,650	18,231	452,987	735,968	81,165	167,272	(2)	413
Transfers between funds	4,545	12,208	(272,212)	(788,650)	(21,105)	(197,532)	(139,864)	(462,048)
Redemptions (note 3)	(13,104)	(26,598)	(524,327)	(1,004,873)	(160,134)	(207,043)	(550,518)	(1,132,214)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	(3,586)	(4,301)	-	-	(6,842)	(7,826)
Contingent deferred sales charges (note 2)	(133)	(811)	(2,628)	(7,016)	(1,189)	(1,863)	(473)	(1,119)
Adjustments to maintain reserves	20	20	(318)	(61)	(45)	(40)	(318)	(72)

Net equity transactions	2,978	3,050	(350,084)	(1,068,933)	(101,308)	(239,206)	(698,017)	(1,602,866)

Net change in contract owners’ equity	13,263	(191,145)	1,161,097	(4,163,448)	381,341	(1,241,804)	952,442	(5,532,637)
Contract owners’ equity beginning of period	58,206	249,351	4,198,500	8,361,948	1,103,293	2,345,097	4,879,638	10,412,275

Contract owners’ equity end of period	$71,469	58,206	5,359,597	4,198,500	1,484,634	1,103,293	5,832,080	4,879,638

CHANGES IN UNITS:
Beginning units	20,984	19,055	450,764	528,809	216,105	245,700	239,483	304,168
Units purchased	24,207	5,801	85,352	80,148	55,562	26,039	-	-
Units redeemed	(23,353)	(3,872)	(117,969)	(158,193)	(66,685)	(55,634)	(34,638)	(64,685)

Ending units	21,838	20,984	418,147	450,764	204,982	216,105	204,845	239,483

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	OSI		PMTRA		PUIGA		PVF
	2009	2008	2009	2008	2009	2008	2009	2008
Investment activity:
Net investment income (loss)	$47,159	39,260	158,725	135,973	41	(63)	839	(683)
Realized gain (loss) on investments	(16,922)	(18,155)	(29,901)	(8,678)	(17)	2	26,464	(382)
Change in unrealized gain (loss) on investments	134,203	(182,852)	268,034	(186,287)	709	(2,558)	33,600	(25,521)
Reinvested capital gains	-	-	41,811	187,616	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	164,440	(161,747)	438,669	128,624	733	(2,619)	60,903	(26,586)

Equity transactions:
Purchase payments received from contract owners (note 3)	44,723	127,828	141,965	201,224	-	-	21,330	12,416
Transfers between funds	190,751	21,467	655,557	430,303	-	-	44,883	(324)
Redemptions (note 3)	(88,552)	(112,508)	(1,229,865)	(363,371)	-	-	(15,940)	(8,712)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(2,005)	(1,696)	(5,401)	(2,097)	-	-	(207)	(270)
Adjustments to maintain reserves	130	(145)	(557)	(5,050)	(1)	(5)	(1)	9

Net equity transactions	145,047	34,946	(438,301)	261,009	(1)	(5)	50,065	3,119

Net change in contract owners’ equity	309,487	(126,801)	368	389,633	732	(2,624)	110,968	(23,467)
Contract owners’ equity beginning of period	702,172	828,973	4,056,734	3,667,101	3,125	5,749	46,036	69,503

Contract owners’ equity end of period	$1,011,659	702,172	4,057,102	4,056,734	3,857	3,125	157,004	46,036

CHANGES IN UNITS:
Beginning units	52,611	51,188	270,552	252,154	265	265	5,382	5,061
Units purchased	21,636	17,203	85,874	81,272	-	-	20,453	1,188
Units redeemed	(11,691)	(15,780)	(114,544)	(62,874)	-	-	(14,524)	(867)

Ending units	62,556	52,611	241,882	270,552	265	265	11,311	5,382

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	VKGIA		VKGA		VKRES		PBF
	2009	2008	2009	2008	2009	2008	2009	2008
Investment activity:
Net investment income (loss)	$7,701	20,583	(9,327)	(13,696)	4,507	4,516	7,109	11,280
Realized gain (loss) on investments	(183,097)	(37,313)	(200,772)	(81,073)	(844,143)	(332,964)	(13,690)	(35,735)
Change in unrealized gain (loss) on investments	597,036	(1,004,102)	605,422	(650,046)	1,014,908	(294,604)	128,869	(204,180)
Reinvested capital gains	-	-	-	7,698	-	29,056	-	2,799

Net increase (decrease) in contract owners’ equity resulting from operations	421,640	(1,020,832)	395,323	(737,117)	175,272	(593,996)	122,288	(225,836)

Equity transactions:
Purchase payments received from contract owners (note 3)	104,282	119,278	43,209	121,780	118,234	93,270	36,495	45,117
Transfers between funds	(53,598)	(249,734)	(155,168)	(174,474)	55,606	(10,226)	21,661	(63,494)
Redemptions (note 3)	(274,184)	(353,479)	(94,713)	(181,174)	(289,161)	(126,516)	(45,291)	(118,431)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	(1,013)	(1,153)
Contingent deferred sales charges (note 2)	(4,700)	(2,745)	(1,009)	(1,816)	(849)	(1,277)	(65)	(68)
Adjustments to maintain reserves	(53)	55	(11)	(73)	(70)	(87)	(18)	(11)

Net equity transactions	(228,253)	(486,625)	(207,692)	(235,757)	(116,240)	(44,836)	11,769	(138,040)

Net change in contract owners’ equity	193,387	(1,507,457)	187,631	(972,874)	59,032	(638,832)	134,057	(363,876)
Contract owners’ equity beginning of period	1,925,148	3,432,605	710,249	1,683,123	837,040	1,475,872	544,406	908,282

Contract owners’ equity end of period	$2,118,535	1,925,148	897,880	710,249	896,072	837,040	678,463	544,406

CHANGES IN UNITS:
Beginning units	162,476	194,088	62,283	75,338	62,570	66,818	32,819	40,077
Units purchased	26,352	12,137	16,838	19,532	39,895	22,772	3,330	2,838
Units redeemed	(43,163)	(43,749)	(29,055)	(32,587)	(49,599)	(27,020)	(2,562)	(10,096)

Ending units	145,665	162,476	50,066	62,283	52,866	62,570	33,587	32,819

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	WRASCA		SCS		SGR		STR
	2009	2008	2009	2008	2009	2008	2009	2008
Investment activity:
Net investment income (loss)	$(3,091)	(2,694)	(25,374)	(40,601)	(5,918)	(6,693)	(14,584)	(20,601)
Realized gain (loss) on investments	(57,863)	(12,978)	(345,492)	(378,329)	(33,875)	12,585	18,454	56,249
Change in unrealized gain (loss) on investments	161,119	(92,403)	1,144,863	(891,520)	225,688	(276,002)	365,683	(779,686)
Reinvested capital gains	-	893	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	100,165	(107,182)	773,997	(1,310,450)	185,895	(270,110)	369,553	(744,038)

Equity transactions:
Purchase payments received from contract owners (note 3)	18,982	11,601	91,848	166,661	35,114	121,625	101,339	118,504
Transfers between funds	(15,421)	1,304	(48,917)	(82,402)	(32,211)	6,368	34,865	(81,564)
Redemptions (note 3)	(11,880)	(23,419)	(425,600)	(717,655)	(92,928)	(74,358)	(85,314)	(151,332)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	(1,905)	(2,466)	-	-	(2,013)	(2,377)
Contingent deferred sales charges (note 2)	(186)	(386)	(414)	(2,674)	(320)	(1,014)	-	(61)
Adjustments to maintain reserves	(37)	(5)	(37)	(43)	(26)	3	-	20

Net equity transactions	(8,542)	(10,905)	(385,025)	(638,579)	(90,371)	52,624	48,877	(116,810)

Net change in contract owners’ equity	91,623	(118,087)	388,972	(1,949,029)	95,524	(217,486)	418,430	(860,848)
Contract owners’ equity beginning of period	169,941	288,028	2,153,047	4,102,076	437,411	654,897	1,059,719	1,920,567

Contract owners’ equity end of period	$261,564	169,941	2,542,019	2,153,047	532,935	437,411	1,478,149	1,059,719

CHANGES IN UNITS:
Beginning units	16,298	16,996	175,388	215,499	46,687	41,166	61,544	67,345
Units purchased	13,724	1,707	16,019	28,803	8,248	17,737	7,493	5,255
Units redeemed	(12,274)	(2,405)	(43,928)	(68,914)	(15,734)	(12,216)	(5,304)	(11,056)

Ending units	17,748	16,298	147,479	175,388	39,201	46,687	63,733	61,544

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	SGI		WFMCGZ		DBP		DBF
	2009	2008	2009	2008	2009	2008	2009	2008
Investment activity:
Net investment income (loss)	$(636)	(460)	(3,213)	(3,206)	-	42,777	9,502	30,856
Realized gain (loss) on investments	(18,977)	(3,958)	(82,367)	(36,271)	-	(128,661)	(100,944)	(31,979)
Change in unrealized gain (loss) on investments	50,596	(64,744)	212,238	(104,196)	-	75,028	134,050	(116,496)
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	30,983	(69,162)	126,658	(143,673)	-	(10,856)	42,608	(117,619)

Equity transactions:
Purchase payments received from contract owners (note 3)	925	1,179	53,954	20,012	-	41,529	2,799	11,716
Transfers between funds	(11,626)	17,137	(21,247)	(38,201)	-	(1,767,659)	(421,148)	155,510
Redemptions (note 3)	(5,170)	(12,754)	(49,995)	(68,299)	-	(254,653)	(8,695)	(59,408)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	(1,059)	(281)	(625)
Contingent deferred sales charges (note 2)	-	(81)	(58)	(394)	-	(428)	(48)	-
Adjustments to maintain reserves	(7)	(12)	(40)	(13)	-	(19)	221	138

Net equity transactions	(15,878)	5,469	(17,386)	(86,895)	-	(1,982,289)	(427,152)	107,331

Net change in contract owners’ equity	15,105	(63,693)	109,272	(230,568)	-	(1,993,145)	(384,544)	(10,288)
Contract owners’ equity beginning of period	98,538	162,231	172,174	402,742	-	1,993,145	384,544	394,832

Contract owners’ equity end of period	$113,643	98,538	281,446	172,174	-	-	-	384,544

CHANGES IN UNITS:
Beginning units	20,927	20,646	21,653	27,492	-	124,170	30,808	23,032
Units purchased	3,219	4,611	21,943	5,582	-	13,557	12,572	23,403
Units redeemed	(6,620)	(4,330)	(20,323)	(11,421)	-	(137,727)	(43,380)	(15,627)

Ending units	17,526	20,927	23,273	21,653	-	-	-	30,808

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	WPGF		BF		JABR		JAIGR
	2009	2008	2009	2008	2009	2008	2009	2008
Investment activity:
Net investment income (loss)	$821	51,949	778	2,995	5,599	12,824	(112)	1,462
Realized gain (loss) on investments	(26,150)	5,460	(70,684)	(4,435)	(216,121)	184	8,408	936
Change in unrealized gain (loss) on investments	58,723	(68,749)	67,028	(76,496)	260,743	(295,964)	3,567	(46,951)
Reinvested capital gains	-	-	-	21,679	-	48,332	-	4,942

Net increase (decrease) in contract owners’ equity resulting from operations	33,394	(11,340)	(2,878)	(56,257)	50,221	(234,624)	11,863	(39,611)

Equity transactions:
Purchase payments received from contract owners (note 3)	24,088	47,893	32,540	41,139	23,920	59,682	-	-
Transfers between funds	(907,687)	287,029	(172,037)	(7,625)	(1,169,383)	350,313	(51,889)	-
Redemptions (note 3)	(16,937)	(174,839)	(12,017)	(27,982)	(96,168)	(116,289)	(58)	(1,024)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(575)	(1,068)	(204)	(398)	-	-	-	-
Contingent deferred sales charges (note 2)	(336)	(95)	(42)	(52)	(1,036)	(1,132)	-	-
Adjustments to maintain reserves	5	(14)	(22)	(29)	(40)	15	1	4

Net equity transactions	(901,442)	158,906	(151,782)	5,053	(1,242,707)	292,589	(51,946)	(1,020)

Net change in contract owners’ equity	(868,048)	147,566	(154,660)	(51,204)	(1,192,486)	57,965	(40,083)	(40,631)
Contract owners’ equity beginning of period	868,048	720,482	154,660	205,864	1,192,486	1,134,521	40,083	80,714

Contract owners’ equity end of period	$-	868,048	-	154,660	-	1,192,486	-	40,083

CHANGES IN UNITS:
Beginning units	55,748	46,017	17,226	16,842	109,127	87,699	4,368	4,431
Units purchased	6,226	29,624	8,028	5,046	12,567	47,409	-	-
Units redeemed	(61,974)	(19,893)	(25,254)	(4,662)	(121,694)	(25,981)	(4,368)	(63)

Ending units	-	55,748	-	17,226	-	109,127	-	4,368

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	JAWGR		NVOA
	2009	2008	2009	2008
Investment activity:
Net investment income (loss)	$17,505	(2,252)	451	(1,601)
Realized gain (loss) on investments	(48,121)	9,774	(90,178)	(39,575)
Change in unrealized gain (loss) on investments	70,135	(213,704)	108,216	(41,932)
Reinvested capital gains	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	39,519	(206,182)	18,489	(83,108)

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	33,540	2,322
Transfers between funds	(266,125)	(12,869)	(97,320)	15,283
Redemptions (note 3)	(10,360)	(37,470)	(89,096)	(20,892)
Annuity benefits	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-
Contingent deferred sales charges (note 2)	(8)	(61)	(51)	(67)
Adjustments to maintain reserves	(17)	(21)	(26)	19

Net equity transactions	(276,510)	(50,421)	(152,953)	(3,335)

Net change in contract owners’ equity	(236,991)	(256,603)	(134,464)	(86,443)
Contract owners’ equity beginning of period	236,991	493,594	134,464	220,907

Contract owners’ equity end of period	$-	236,991	-	134,464

CHANGES IN UNITS:
Beginning units	52,632	59,906	13,461	14,042
Units purchased	-	-	3,604	3,587
Units redeemed	(52,632)	(7,274)	(17,065)	(4,168)

Ending units	-	52,632	-	13,461

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT

NOTES TO FINANCIAL STATEMENTS

December 31, 2009 and 2008

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

The Nationwide Variable Account (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on March 3, 1976. The Account is registered as a unit investment trust under the Investment Company Act of 1940.

The Company offers Individual Deferred Variable Annuity Contracts through the Account. As of December 25, 1982, only tax qualified contracts are issued. The primary distribution for the contract is through the Company for Individual Retirement Account rollovers; however, other distributors may be utilized.

(b) The Contracts

Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees, are offered for purchase. See note 2 for a discussion of contract charges.

With certain exceptions, contract owners in either the accumulation or the payout phase may invest in the following:

ABERDEEN FUNDS

Aberdeen Small Cap Fund - Class A (PRSCA)

Global Fixed Income Fund - Institutional Service Class (ADGFIS)

AMERICAN CENTURY INVESTORS, INC.

Income & Growth Fund - Class A (ACIGA)

CREDIT SUISSE ASSET MANAGEMENT

Mid-Cap Core Fund - Common Class (WPEG)

DELAWARE GROUP FUNDS

High-Yield Opportunities Fund - Institutional Class (DWHYOI)

FIDELITY INVESTMENTS

Asset Manager 50% (FAM)

JANUS FUNDS

Janus Balanced Fund - Class S (JBS)

Janus Fund Class - J Shares (JF)

Janus Overseas Fund - Class S (JOS)

Janus Twenty Fund - Class J (JTF)

Janus Worldwide Fund - Class J (JWF)

Janus Worldwide Fund - Class S (JWS)

LAZARD FUNDS

U.S. Small-Mid Cap Equity Portfolio - Open Shares (LSC)

MASSACHUSETTS FINANCIAL SERVICES CO.

MFS Strategic Income Fund - Class A (MSI)

NATIONWIDE FUNDS GROUP

Bond Fund - Class D (NBF)

Bond Index Fund - Class A (NBIXA)

Fund - Class D (NF)

Government Bond Fund - Class D (NGBF)

Growth Fund - Class D (NGF)

International Index Fund - Class A (NIIXA)

Investor Destinations Aggressive Fund - Service Class (IDAS)

Investor Destinations Conservative Fund - Service Class (IDCS)

Investor Destinations Moderate Fund - Service Class (IDMS)

Investor Destinations Moderately Aggressive Fund - Service Class (IDMAS)

Investor Destinations Moderately Conservative Fund - Service Class (IDMCS)

Mid Cap Market Index Fund - Class A (NMCIXA)

Money Market Fund - Prime Shares (MMF)

Money Market Fund - Service Class (MMFR)

Nationwide Growth Fund - Class A (NGFA)

Nationwide Large Cap Value Fund - Class A (PRLVA)

NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)

NVIT Investor Destinations Conservative Fund - Class II (GVIDC)

NVIT Investor Destinations Moderate Fund - Class II (GVIDM)

NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)

NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)

NVIT Multi-Manager International Growth Fund - Class VI (NVMIG6)

S&P 500 Index Fund - Service Class (NIXR)

Small Cap Index Fund - Class A (NSCIXA)

Templeton NVIT International Value Fund - Class III (NVTIV3)

Portfolios of the AIM Variable Insurance Funds

AIM Small Cap Growth Fund - Investor Class (ASCGI)

Basic Balanced Fund - Investor Class (ABBLI)

Dynamics Fund - Investor Class (IDF)

Portfolios of the American Century Variable Portfolios, Inc.

American Century International Growth Fund - Class A (TCIGA)

American Century International Growth Fund - Investor Class (TCIGR)

Growth Fund - Investor Class (TCG)

Income & Growth Fund - Investor Class (IGF)

Short-Term Government Fund - Investor Class (BSTG)

Ultra(R) Fund - Investor Class (TCUL)

VP International Fund - Class IV (ACVI4)

Portfolios of the Dreyfus Investment Portfolios

Appreciation Fund, Inc. (DAF)

Balanced Opportunity Fund - Class Z (DPBOZ)

Dreyfus S&P 500 Index Fund (DSPI)

Emerging Leaders Fund (DEL)

Intermediate Term Income Fund - Class A (DPITIA)

Third Century Fund, Inc. - Class Z (DTC)

Portfolios of the Evergreen Variable Annuity Funds

Equity Income Fund - Class I (EIG)

Portfolios of the Federated Insurance Series

Bond Fund - Class F Shares (FBDF)

Equity Income Fund, Inc. - Class F Shares (FEQIF)

High Yield Trust (FHYT)

Intermediate Corporate Bond Fund - Institutional Service Shares (FIIF)

(Continued)

NATIONWIDE VARIABLE ACCOUNT NOTES TO FINANCIAL STATEMENTS

Portfolios of the Fidelity Variable Insurance Products Fund Fidelity

Advisor Balanced Fund - Class A (FABA)

Advisor Balanced Fund - Class T (FAB)

Advisor Equity Growth Fund - Class A (FAEGA)

Advisor Equity Income Fund - Class A (FAEIA)

Advisor Equity Income Fund - Class T (FAEI)

Advisor Growth Opportunities Fund - Class A (FAGOA)

Advisor Growth Opportunities Fund - Class T (FAGO)

Advisor High Income Advantage Fund - Class T (FAHY)

Advisor Overseas Fund - Class A (FAOA)

Capital & Income Fund (FCI)

Equity-Income Fund (FEI)

High Income Portfolio - Initial Class (FHIP)

Magellan Fund (FMG)

Puritan Fund (FPR)

VIP Fund - Overseas Portfolio - Service Class 2 R (FO2R)

Portfolios of the Franklin Templeton Variable Insurance Products Trust

Balance Sheet Investment Fund - Class A (FRBSI)

Foreign Fund - Class A (TFF)

Mutual Series Funds - Mutual Shares Fund - Class A (TMSF)

Small-Mid Cap Growth Fund - Class A (FSCG)

Templeton Foreign Securities Fund - Class 3 (TIF3)

Portfolios of the Neuberger Berman Advisers Management Trust

Genesis Fund - Trust Class (NBGST)

Guardian Fund - Investor Class (NBGF)

Guardian Fund - Trust Class (NBGT)

Partners Fund - Investor Class (PF)

Partners Fund - Trust Class (NBPT)

Short Duration Bond Fund - Investor Class (NLMB)

Socially Responsive Fund - Trust Class (NBSRT)

Portfolios of the Oppenheimer Variable Account Funds

Champion Income Fund - Class A (OCHI)

Global Securities Fund/VA - Class 4 (OVGS4)

Oppenheimer Capital Appreciation Fund - Class A (OCAF)

Oppenheimer Global Fund - Class A (OGF)

Oppenheimer Strategic Income Fund - Class A (OSI)

Portfolios of the PIMCO Variable Insurance Trust

PIMCO Total Return Fund - Class A (PMTRA)

Portfolios of the Putnam Variable Trust

Putnam International Equity Fund - Class A (PUIGA)

Voyager Fund - Class A (PVF)

Portfolios of the Van Kampen - The Universal Institutional Funds, Inc.

Van Kampen Growth and Income Fund - Class A (VKGIA)

Van Kampen Mid Cap Growth Fund - Class A (VKGA)

Van Kampen Real Estate Securities Fund - Class A (VKRES)

VIRTUS MUTUAL FUNDS

Virtus Balanced Fund - Class A (PBF)

WADDELL & REED, INC.

Advisors Small Cap Fund - Class A (WRASCA)

WELLS FARGO FUNDS

Advantage Funds(R) - Common Stock Fund - Investor Class (SCS)

Advantage Funds(R) - Growth Fund - Investor Class (SGR)

Advantage Funds(R) - Large Cap Growth Fund - Investor Class (STR)

Advantage Funds(R) - Large Company Core Fund - Investor Class (SGI)

Advantage Funds(R) - Mid Cap Growth Fund - Investor Class (WFMCGZ)

Z CLOSED FUNDS

Delchester Fund - Institutional Class (obsolete) (DBF)*

Global Fixed Income Fund - Common Class (obsolete) (WPGF)*

J.P. Morgan NVIT Balanced Fund - Class I (obsolete) (BF)*

Janus Adviser Series - Balanced Fund - Class S (obsolete) (JABR)*

Janus Adviser Series - International Growth Fund - Class S (obsolete) (JAIGR)*

Janus Adviser Series - Worldwide Fund - Class S (obsolete) (JAWGR)*

Value Opportunities Fund - Class A (obsolete) (NVOA)*

*	At December 31, 2009, contract owners were not invested these funds.
The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

(Continued)

NATIONWIDE VARIABLE ACCOUNT NOTES TO FINANCIAL STATEMENTS

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity for premiums applied and subsequently reversed and related gain realized by the contract owner, or a realized gain resulting from transfers made into and out of the fund within the current period, if applicable.

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued at the closing net asset value per share at December 31, 2009 of such funds, which represents fair value. The cost of investments sold is determined on a first in – first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code.

The Company does not provide for income taxes within the Account. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) Calculation of Annuity Reserves

Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5% unless the annuitant elects otherwise, in which case the rate may vary from 3.5% to 7%, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(g) Recently Issued Accounting Standards

In September 2006, the FASB issued FASB ASC 820, Fair Value Measurements and Disclosures (SFAS No. 157, Fair Value Measurements). FASB ASC 820 provides enhanced guidance for using fair value to measure assets and liabilities and requires new disclosures about fair value measurements and also provides guidance regarding the extent to which companies measure assets and liabilities at fair value, the information used to measure fair value, and the effect of fair value measurements on earnings. For assets and liabilities that are measured at fair value on a recurring basis in periods subsequent to initial recognition, the reporting entity shall disclose information that enables financial statement users to assess the inputs used to develop those measurements. FASB ASC 820 applies whenever other standards require (or permit) assets or liabilities to be measured at fair value but does not expand the use of fair value in any new circumstances.

FASB ASC 820 was effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years, with early adoption permitted. The Account adopted FASB ASC 820 effective January 1, 2008. The adoption of FASB ASC 820 did not have a material impact on the Account’s financial position or results of operations.

In September 2009 the FASB issued ASU 2009-12, which amends FASB ASC 820, Fair Value Measurements and Disclosures. This guidance applies to reporting entities that hold an investment that is required or permitted to be measured or disclosed at fair value on a recurring or nonrecurring basis if the investment does not have a readily determinable fair value and the investee has attributes of an investment company. For these investments, this update allows, as a practical expedient, the use of net asset value (NAV) as the basis to estimate fair value as long as it is not probable, as of the measurement date that the investment will be sold and NAV is not the value that will be used in the sale. The NAVs must be calculated consistent with the American Institute of Certified Public Accountants Audit and Accounting Guide, Investment Companies, which generally requires these investments to be measured at fair value. Additionally, the guidance provided updated disclosures for investments within its scope and noted that if the investor can redeem the investment with the investee on the measurement date at NAV, the investment should likely be classified as Level 2 in the fair value hierarchy. Investments that cannot be redeemed with the investee at NAV would generally be classified as Level 3 in the fair value hierarchy. If the investment is not redeemable with the investee on the measurement date, but will be at a future date, the length of time until the investment is redeemable should be considered in determining classification as Level 2 or 3. This guidance is effective for interim and annual periods ending after December 15, 2009 with early adoption permitted. The Account adopted this guidance effective the period ending December 31, 2009. The adoption of this guidance did not have a material impact on the financial statements of the Account.

(h) Subsequent Events

The Company evaluated subsequent events through the date the financial statements were issued with the SEC.

(2) Expenses

The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is redeemed, the Company will, with certain exceptions, deduct from a contract owners’ contract value a contingent deferred sales charge. For Soloist contracts issued prior to January 1, 1993, the contingent deferred sales charge will be equal to 5% of purchase payments redeemed from the contract. For Soloist contracts issued on or after January 1, 1993, the Company will deduct a contingent deferred sales charge not to exceed 7% of purchase payments redeemed. This charge declines 1% per year. For both contracts, after the purchase payment has been held in the contract for 7 years, the charge is 0%.

For Successor contracts, the standard contract does not include a contingent deferred sales charge. However, one of two optional contingent deferred sales charge schedules may be elected in return for a reduction in the annual mortality and expense risk charge. No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company. On Soloist contracts, the Company deducts a contract maintenance charge of $30, which is satisfied by redeeming units. No contract maintenance charge is deducted on Successor contracts. The Company deducts a mortality and expense risk charge assessed through a reduction of the unit value. The Option table on the following page illustrates the annual rate for all contract level charges by product as well as the maximum variable account charge per product. The table also summarizes the contract level options available to contract holders. The options and related charges are described in more detail in the applicable product prospectus.

(Continued)

NATIONWIDE VARIABLE ACCOUNT NOTES TO FINANCIAL STATEMENTS

Nationwide Variable Account Options	Soloist	Successor
Variable Account Charges - Recurring	1.30%	1.20%
CDSC Options:
Seven Year CDSC		-0.25%
Five Year CDSC		-0.10%
Reduced Purchase Payment Option:
Initial lowered to $1,000 and subsequent lowered to $25.
In states other than Oregon		0.25%
In Oregon only		0.30%
Death Benefit Options:
Five-Year Reset (for contract issued on or after 1-2-01)		0.05%
If death before annuitization, benefit will be greatest of (i) contract value, (ii) purchase payments less surrencers or (iii) highest contract value before 86th birthday less surrenders.
One-Year Enhanced (for contracts issues on or after 1-2-01)		0.15%
If death before annuitization, benefit will be greatest of (i) contract value, (ii) purchase payments less surrencers or (iii) highest contract value before 86th birthday less surrenders.
Greater of One-Year or 5% Enhanced (for contract issued on or after 1-2-01)		0.20%
If death before annuitization, benefit will be greatest of (i) contract value, (ii) purchase payments less surrenders or (iii) highest contract value before 86th birthday less surrenders, or (iv) the 5% interest anniversary value.

Five-Year Reset (for contracts issued prior to 1-2-01)		0.05%
If death before annuitization, benefit will be greatest of (i) contract value, (ii) purchase payments less surrencers or (iii) contract value as of the most recent five-year contract anniversary prior to annuitant’s 86th birthday, less adjustment for amounts subsequently surrendered plus purchase payments received after that five-year contract anniversary.

One-Year Step Up (for contracts issued prior to 1-2-01)		0.10%
If death before annuitization, benefit will be greatest of (i) contract value, (ii) purchase payments less surrencers or (iii) highest contract value before 86th birthday less surrenders.
Guaranteed Minimum Income Benefit Options:
Provide for minimum guaranteed value that may replace contract value for annuitization under certain circumstances (for contracts issued prior to May 1, 2003)
Option 1		0.45%
Option 2		0.30%
Beneficiary Protector Option		0.40%
Upon annuitant death, in addition to any death benefit payable, an additional amount will be credited to contract.

Maximum Variable Account Charges*	1.30%	2.55%
*	The contract charges indicated in bold, when summarized, represent the Maximum Variable Account Charge if all optional benefits available under the contract are elected including the most expensive of the mutually exclusive optional benefits.
The following table provides mortality and expense risk charges by asset fee rates for the period ended December 31, 2009.

	Total	PRSCA	ADGFIS	ACIGA	WPEG	DWHYOI	FAM	JBS

0.95%	$243,014	$1,175	$-	$3,183	$-	$-	$-	$2,228
1%	10,735	62	-	53	-	-	-	42
1.05%	2,843	-	-	397	-	-	-	-
1.1%	86,243	471	-	1,611	-	-	-	23
1.15%	36,783	492	-	501	-	-	-	372
1.2%	211,435	1,332	-	4,421	-	-	-	1,533
1.25%	28,582	351	-	501	-	-	-	472
1.3%	1,698,682	15,558	5,424	212	17,137	5,352	19,508	28
1.35%	44,383	20	-	511	-	-	-	480
1.4%	39,912	157	-	1,998	-	-	-	180
1.45%	116,535	384	-	1,414	-	-	-	552
1.5%	18,352	5	-	332	-	-	-	213
1.55%	274	-	-	31	-	-	-	-
1.6%	3,843	-	-	4	-	-	-	-
1.65%	6,754	-	-	667	-	-	-	7
1.7%	3,414	-	-	-	-	-	-	-
1.75%	329	-	-	10	-	-	-	-
1.8%	257	-	-	-	-	-	-	-
1.9%	564	-	-	66	-	-	-	-
2.05%	17	-	-	-	-	-	-	-

Totals	$2,552,951	$20,007	$5,424	$15,912	$17,137	$5,352	$19,508	$6,130

	JF	JOS	JTF	JWF	JWS	LSC	MSI	NBF

0.95%	$1,621	$45	$6,117	$13	$309	$399	$-	$850
1%	30	-	25	-	16	-	-	74
1.05%	222	-	52	-	-	-	-	157
1.1%	399	-	1,272	28	84	17	-	-
1.15%	90	-	43	-	-	-	-	12
1.2%	1,549	329	3,967	101	567	224	-	188
1.25%	402	79	1,004	168	105	50	-	114
1.3%	42,705	10	182,130	28,817	-	18,603	11,076	15,099
1.35%	353	23	441	-	113	4	-	-
1.4%	109	4	726	-	27	-	-	-
1.45%	608	36	1,038	41	353	203	-	869
1.5%	372	-	24	-	3	40	-	-
1.55%	1	-	39	-	-	-	-	-
1.6%	-	-	30	-	-	125	-	-
1.65%	22	-	63	-	25	-	-	-
1.7%	-	-	-	-	-	-	-	-
1.75%	-	-	-	-	-	-	-	-
1.8%	-	-	-	-	-	-	-	-
1.9%	12	-	7	-	3	36	-	12
2.05%	-	-	-	-	-	-	-	3

	$48,495	$526	$196,978	$29,168	$1,605	$19,701	$11,076	$17,378

(Continued)

NATIONWIDE VARIABLE ACCOUNT NOTES TO FINANCIAL STATEMENTS

	NBIXA	NF	NGBF	NGF	NIIXA	IDAS	IDCS	IDMS

0.95%	$429	$361	$7,971	$300	$-	$2,226	$10,544	$15,868
1%	-	23	-	-	-	1,206	272	263
1.05%	-	-	51	-	-	-	-	-
1.1%	263	393	1,392	-	20	456	293	6,976
1.15%	24	84	1,153	-	-	718	1,457	6,015
1.2%	1,737	757	5,192	45	110	5,509	3,057	8,773
1.25%	79	138	176	-	-	295	987	1,985
1.3%	58	27,871	26,354	3,982	-	19	1	166
1.35%	175	46	1,986	1	-	1,881	394	2,038
1.4%	28	-	2,488	-	-	594	-	2,616
1.45%	1,398	395	3,244	45	38	3,592	3,068	8,139
1.5%	66	11	42	-	-	399	21	2,523
1.55%	-	-	-	-	-	-	-	-
1.6%	-	-	11	-	-	8	1,136	96
1.65%	36	9	-	-	-	56	-	600
1.7%	-	-	-	-	-	-	-	3,414
1.75%	-	-	-	-	-	-	-	233
1.8%	-	-	-	-	-	-	-	-
1.9%	-	-	31	-	1	-	-	18
2.05%	-	-	-	-	-	-	-	-

	$4,293	$30,088	$50,091	$4,373	$169	$16,959	$21,230	$59,723

	IDMAS	IDMCS	NMCIXA	MMF	MMFR	NGFA	PRLVA	GVIDA

0.95%	$6,329	$3,207	$2,642	$-	$26,790	$356	$1,673	$-
1%	368	186	162	-	1,782	-	-	-
1.05%	-	-	-	-	56	-	-	-
1.1%	4,587	3,867	638	-	15,848	94	786	-
1.15%	2,909	801	1,103	-	3,367	-	129	-
1.2%	12,462	3,517	1,593	-	21,898	596	1,593	-
1.25%	362	895	85	-	1,558	69	66	-
1.3%	184	102	67	133,964	306	2,668	10,036	14,950
1.35%	2,534	1,256	523	-	2,455	240	476	-
1.4%	1,621	934	224	-	665	11	38	-
1.45%	7,334	2,319	1,568	-	9,451	177	1,117	-
1.5%	2,151	268	454	-	1,117	-	72	-
1.55%	-	-	-	-	-	-	-	-
1.6%	135	8	114	-	483	-	7	-
1.65%	104	-	54	-	27	-	72	-
1.7%	-	-	-	-	-	-	-	-
1.75%	-	-	7	-	25	-	-	-
1.8%	-	-	-	-	-	-	-	-
1.9%	17	-	1	-	54	-	-	-
2.05%	-	-	-	-	-	-	-	-

	$41,097	$17,360	$9,235	$133,964	$85,882	$4,211	$16,065	$14,950

	GVIDC	GVIDM	GVDMA	GVDMC	NVMIG6	NIXR	NSCIXA	NVTIV3

0.95%	$-	$143	$-	$-	$-	$2,339	$1,624	$370
1%	-	-	-	-	122	286	67	-
1.05%	-	-	-	-	-	-	-	-
1.1%	-	200	-	-	66	1,566	591	-
1.15%	-	100	-	-	-	29	332	-
1.2%	-	334	-	-	28	5,101	1,779	19
1.25%	-	25	-	-	120	758	187	-
1.3%	2,839	17,361	24,586	5,646	76	10,434	39	243
1.35%	-	1	-	-	14	875	549	12
1.4%	-	-	-	-	-	21	173	-
1.45%	-	191	-	-	-	2,608	953	101
1.5%	-	-	-	-	-	1,435	275	-
1.55%	-	-	-	-	-	34	-	-
1.6%	-	420	-	-	9	12	7	-
1.65%	-	-	-	-	-	20	31	-
1.7%	-	-	-	-	-	-	-	-
1.75%	-	-	-	-	-	5	-	-
1.8%	-	-	-	-	-	73	-	-
1.9%	-	-	-	-	-	-	-	-
2.05%	-	-	-	-	-	1	-	-

	$2,839	$18,775	$24,586	$5,646	$435	$25,597	$6,607	$745

	ASCGI	ABBLI	IDF	TCIGA	TCIGR	TCG	IGF	BSTG

0.95%	$1,219	$151	$2,868	$228	$-	$652	$-	$4,521
1%	16	-	102	-	-	-	-	1,173
1.05%	16	-	65	-	-	49	-	-
1.1%	10	57	1,771	8	-	2,002	-	620
1.15%	116	27	63	15	-	505	-	-
1.2%	1,342	214	2,089	577	-	2,858	-	3,258
1.25%	310	79	686	69	-	114	-	203
1.3%	13	-	28,448	-	9,311	53,287	34,140	17,676
1.35%	39	21	583	9	-	650	-	108
1.4%	4	489	483	35	-	243	-	28
1.45%	224	131	1,196	95	-	2,255	-	3,272
1.5%	229	-	164	43	-	71	-	168
1.55%	20	-	44	-	-	-	-	-
1.6%	6	-	5	-	-	-	-	9
1.65%	23	-	11	-	-	-	-	92
1.7%	-	-	-	-	-	-	-	-
1.75%	-	-	-	-	-	-	-	7
1.8%	-	-	-	-	-	-	-	-
1.9%	-	-	-	-	-	-	-	14
2.05%	-	1	-	-	-	-	-	-

	$3,587	$1,170	$38,578	$1,079	$9,311	$62,686	$34,140	$31,149

(Continued)

NATIONWIDE VARIABLE ACCOUNT NOTES TO FINANCIAL STATEMENTS

	TCUL	ACVI4	DAF	DPBOZ	DSPI	DEL	DPITIA	DTC

0.95%	$2,755	$2,069	$3,040	$947	$-	$-	$-	$156
1%	34	56	78	-	-	-	-	-
1.05%	-	31	-	89	-	-	-	-
1.1%	1,174	427	884	248	-	-	-	3
1.15%	37	220	242	61	-	-	-	121
1.2%	4,933	1,938	5,092	1,421	-	51	-	452
1.25%	268	243	508	245	-	31	-	173
1.3%	60,162	13,236	16,221	7,332	107,752	-	21,133	5,799
1.35%	711	1,038	1,383	132	-	-	-	5
1.4%	637	1,028	303	15	-	-	-	-
1.45%	1,171	666	1,199	1,572	-	-	-	135
1.5%	226	91	956	57	-	-	-	6
1.55%	15	-	-	-	-	-	-	-
1.6%	5	14	12	4	-	-	-	-
1.65%	62	13	99	-	-	-	-	-
1.7%	-	-	-	-	-	-	-	-
1.75%	-	-	-	-	-	-	-	-
1.8%	-	-	-	-	-	-	-	-
1.9%	-	-	11	-	-	-	-	-
2.05%	-	-	-	-	-	-	-	-

	$72,190	$21,070	$30,028	$12,123	$107,752	$82	$21,133	$6,850

	EIG	FBDF	FEQIF	FHYT	FIIF	FABA	FAB	FAEGA

0.95%	$-	$1,787	$119	$10,136	$2,323	$691	$-	$1,583
1%	-	-	-	89	-	-	-	196
1.05%	-	15	-	8	-	69	-	-
1.1%	-	113	-	1,133	1,529	909	-	621
1.15%	-	-	-	192	67	-	-	143
1.2%	-	731	490	2,391	2,690	168	-	2,114
1.25%	-	174	265	235	87	557	-	268
1.3%	7,855	18,847	-	14,353	-	-	12,228	19
1.35%	-	16	4	186	1,356	407	-	187
1.4%	-	7	-	1,179	-	19	-	586
1.45%	-	1,009	157	2,003	548	210	-	1,567
1.5%	-	-	-	84	34	137	-	410
1.55%	-	-	-	-	-	-	-	-
1.6%	-	-	-	11	-	-	-	5
1.65%	-	-	-	9	459	-	-	197
1.7%	-	-	-	-	-	-	-	-
1.75%	-	-	-	-	6	-	-	-
1.8%	-	-	-	-	-	-	-	-
1.9%	-	10	-	37	-	-	-	-
2.05%	-	12	-	-	-	-	-	-

	$7,855	$22,721	$1,035	$32,046	$9,099	$3,167	$12,228	$7,896

	FAEIA	FAEI	FAGOA	FAGO	FAHY	FAOA	FCI	FEI

0.95%	$5,725	$-	$472	$-	$726	$22	$-	$-
1%	112	-	-	-	54	-	-	-
1.05%	264	-	-	-	23	-	-	-
1.1%	1,834	-	268	-	3	-	-	-
1.15%	1,460	-	161	-	31	-	-	-
1.2%	5,347	-	1,560	-	217	52	-	-
1.25%	1,279	-	94	-	114	-	-	-
1.3%	187	22,777	39	18,945	6,756	-	4,387	62,931
1.35%	2,312	-	135	-	-	13	-	-
1.4%	2,206	-	180	-	196	-	-	-
1.45%	4,483	-	492	-	22	22	-	-
1.5%	741	-	230	-	-	-	-	-
1.55%	-	-	-	-	-	-	-	-
1.6%	71	-	-	-	-	-	-	-
1.65%	626	-	-	-	-	-	-	-
1.7%	-	-	-	-	-	-	-	-
1.75%	17	-	-	-	-	-	-	-
1.8%	18	-	-	-	-	-	-	-
1.9%	64	-	-	-	7	-	-	-
2.05%	-	-	-	-	-	-	-	-

	$26,746	$22,777	$3,631	$18,945	$8,149	$109	$4,387	$62,931

	FHIP	FMG	FPR	FO2R	FRBSI	TFF	TMSF	FSCG

0.95%	$-	$-	$-	$2,772	$7,063	$1,780	$8,196	$3,559
1%	-	-	-	55	303	33	282	106
1.05%	-	-	-	-	-	43	71	339
1.1%	-	-	-	2,668	3,084	628	1,559	599
1.15%	-	-	-	101	1,126	-	1,790	409
1.2%	-	-	-	1,941	6,207	1,057	6,354	2,739
1.25%	-	-	-	195	1,336	11	1,603	824
1.3%	271	89,487	63,527	13,667	226	17,418	31,973	99
1.35%	-	-	-	268	1,841	180	1,986	521
1.4%	-	-	-	38	2,204	374	3,206	656
1.45%	-	-	-	970	5,054	515	3,327	1,935
1.5%	-	-	-	61	176	15	801	347
1.55%	-	-	-	-	17	-	18	1
1.6%	-	-	-	-	1	-	176	51
1.65%	-	-	-	20	511	39	506	238
1.7%	-	-	-	-	-	-	-	-
1.75%	-	-	-	-	-	-	-	-
1.8%	-	-	-	-	-	-	20	20
1.9%	-	-	-	-	-	-	62	1
2.05%	-	-	-	-	-	-	-	-

	$271	$89,487	$63,527	$22,756	$29,149	$22,093	$61,930	$12,444

(Continued)

NATIONWIDE VARIABLE ACCOUNT NOTES TO FINANCIAL STATEMENTS

	TIF3	NBGST	NBGF	NBGT	PF	NBPT	NLMB	NBSRT

0.95%	$2,320	$11,669	$-	$266	$-	$836	$-	$3,635
1%	111	401	-	39	-	209	-	167
1.05%	46	59	-	-	-	74	-	-
1.1%	779	6,488	-	125	-	66	-	1,485
1.15%	1,090	1,522	-	-	-	232	-	115
1.2%	2,616	13,531	-	569	-	706	-	925
1.25%	121	1,237	-	4	-	106	-	42
1.3%	22,080	70,946	18,469	-	37,280	-	9,213	1,955
1.35%	443	3,504	-	134	-	54	-	232
1.4%	2,852	2,271	-	5	-	-	-	707
1.45%	1,404	3,444	-	332	-	110	-	1,119
1.5%	413	410	-	-	-	14	-	4
1.55%	-	1	-	-	-	-	-	-
1.6%	13	59	-	-	-	-	-	-
1.65%	27	-	-	-	-	-	-	-
1.7%	-	-	-	-	-	-	-	-
1.75%	-	-	-	-	-	-	-	-
1.8%	-	-	-	-	-	-	-	-
1.9%	-	4	-	-	-	5	-	-
2.05%	-	-	-	-	-	-	-	-

	$34,315	$115,546	$18,469	$1,474	$37,280	$2,412	$9,213	$10,386

	OCHI	OVGS4	OCAF	OGF	OSI	PMTRA	PUIGA	PVF

0.95%	$57	$8,503	$5,068	$3,548	$2,612	$14,735	$-	$630
1%	-	422	95	169	-	177	-	-
1.05%	-	96	47	316	80	-	-	-
1.1%	5	1,755	890	1,455	689	4,110	-	16
1.15%	1	1,288	298	891	1,198	1,458	-	304
1.2%	225	6,495	4,964	2,301	1,892	11,651	-	358
1.25%	48	1,365	291	930	278	905	-	-
1.3%	19	30,467	66	52,570	-	408	-	-
1.35%	60	1,013	667	482	523	1,983	-	28
1.4%	8	841	451	909	511	1,874	-	-
1.45%	373	3,815	1,578	761	2,151	5,551	46	155
1.5%	-	394	383	354	41	650	-	10
1.55%	-	-	-	36	-	17	-	-
1.6%	-	5	8	8	32	544	-	2
1.65%	-	97	287	16	-	1,405	-	-
1.7%	-	-	-	-	-	-	-	-
1.75%	-	-	-	8	-	-	-	-
1.8%	-	-	17	-	-	109	-	-
1.9%	-	25	-	42	-	-	-	-
2.05%	-	-	-	-	-	-	-	-

	$796	$56,581	$15,110	$64,796	$10,007	$45,577	$46	$1,503

	VKGIA	VKGA	VKRES	PBF	WRASCA	SCS	SGR	STR

0.95%	$8,344	$4,362	$2,164	$-	$891	$3,481	$884	$-
1%	453	192	274	-	-	238	-	-
1.05%	63	29	-	-	-	16	-	-
1.1%	1,667	487	900	-	406	369	92	-
1.15%	685	203	259	-	41	-	61	-
1.2%	4,047	2,656	2,239	-	917	2,202	2,351	-
1.25%	415	182	374	-	103	238	210	-
1.3%	221	41	79	7,861	-	19,750	-	15,563
1.35%	1,746	189	339	-	20	349	399	-
1.4%	1,406	49	486	-	268	14	259	-
1.45%	2,459	849	1,506	-	413	1,484	1,610	-
1.5%	134	88	38	-	28	250	32	-
1.55%	-	-	-	-	-	-	-	-
1.6%	36	-	4	-	4	-	20	-
1.65%	129	-	31	-	-	-	-	-
1.7%	-	-	-	-	-	-	-	-
1.75%	11	-	-	-	-	-	-	-
1.8%	-	-	-	-	-	-	-	-
1.9%	2	-	4	-	-	16	-	-
2.05%	-	-	-	-	-	-	-	-

	$21,818	$9,327	$8,697	$7,861	$3,091	$28,407	$5,918	$15,563

	SGI	WFMCGZ	DBF	WPGF	BF	JABR	JAIGR	JAWGR

0.95%	$166	$1,232	$-	$-	$56	$2,388	$-	$264
1%	-	-	-	-	-	35	-	12
1.05%	-	-	-	-	-	-	-	-
1.1%	-	26	-	-	45	19	-	84
1.15%	-	71	-	-	47	401	-	-
1.2%	870	667	-	-	124	1,691	170	503
1.25%	-	173	-	-	9	392	60	84
1.3%	-	-	1,423	5,841	245	58	14	-
1.35%	9	118	-	-	-	501	2	89
1.4%	11	30	-	-	-	209	-	21
1.45%	47	878	-	-	79	492	27	284
1.5%	4	18	-	-	-	197	-	2
1.55%	-	-	-	-	-	-	-	-
1.6%	43	-	-	-	13	-	-	-
1.65%	-	-	-	-	-	45	-	19
1.7%	-	-	-	-	-	-	-	-
1.75%	-	-	-	-	-	-	-	-
1.8%	-	-	-	-	-	-	-	-
1.9%	-	-	-	-	-	-	-	2
2.05%	-	-	-	-	-	-	-	-

	$1,150	$3,213	$1,423	$5,841	$618	$6,428	$273	$1,364

(Continued)

NATIONWIDE VARIABLE ACCOUNT NOTES TO FINANCIAL STATEMENTS

NVOA

0.95%	$231
1%	13
1.05%	-
1.1%	192
1.15%	-
1.2%	171
1.25%	13
1.3%	-
1.35%	7
1.4%	-
1.45%	102
1.5%	18
1.55%	-
1.6%	77
1.65%	-
1.7%	-
1.75%	-
1.8%	-
1.9%	-
2.05%	-

$824

(3) Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company. Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Account at the direction of the contract owner. For the years ended December 31, 2009 and 2008, total transfers to the Account from the fixed account were $377,977 and $823,531, respectively, and total transfers from the Account to the fixed account were $2,164,583 and $2,512,727, respectively. Transfers from the Account to the fixed account are included in redemptions, and transfers to the Account from the fixed account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners’ Equity.

For guaranteed minimum death benefits, the Company contributed $504,776 and $16,276 to the Account in the form of additional premium to contract owner accounts for the years ended December 31, 2009 and 2008, respectively. These amounts are included in purchase payments received from contract owners and are credited at time of annuitant death.

(Continued)

NATIONWIDE VARIABLE ACCOUNT NOTES TO FINANCIAL STATEMENTS

(4) Fair Value Measurement

FASB ASC 820 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with FASB ASC 820, the Account categorized its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Account categorizes financial assets recorded at fair value as follows:

•
Level 1 – Unadjusted quoted prices accessible in active markets for identical assets at the measurement date. The assets utilizing Level 1 valuations represent investments in publicly-traded registered mutual funds with quoted market prices.

•
Level 2 – Unadjusted quoted prices for similar assets in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means. The assets utilizing Level 2 valuations represent investments in privately-traded registered mutual funds only offered through insurance products. These funds have no unfunded commitments or restrictions and the Account always has the ability to redeem its interest in the funds with the investee at NAV daily. The investment objectives of these mutual funds are described by the fund name in note 1(b) and in more detail in the applicable product prospectus.

•
Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. The Account invests only in funds with fair value measurements in the first two levels of the fair value hierarchy. The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2009:

	Level 1	Level 2	Level 3	Total
Separate Account Investments	$207,995,359	$18,786,875	0	$226,782,234
Accounts Receivable of $17,514 are measured at settlement value which approximates the fair value due to the short-term nature of such assets.

The Account did not have any assets or liabilities reported at fair value on a nonrecurring basis required to be disclosed under FASB ASC 820.

The cost of purchases and sales of Investments for the year ended December 31, 2009 are as follows:

	Purchases of Investments	Sales of Investments
Aberdeen Small Cap Fund - Class A (PRSCA)	$127,847	$679,292
Global Fixed Income Fund - Institutional Service Class (ADGFIS)	925,472	17,623
Income & Growth Fund - Class A (ACIGA)	118,080	275,158
Mid-Cap Core Fund - Common Class (WPEG)	73,788	192,916
High-Yield Opportunities Fund - Institutional Class (DWHYOI)	625,305	44,487
Asset Manager 50% (FAM)	105,462	285,821
Janus Balanced Fund - Class S (JBS)	1,107,419	81,482
Janus Fund Class - J Shares (JF)	124,864	681,375
Janus Overseas Fund - Class S (JOS)	178,574	15,592
Janus Twenty Fund - Class J (JTF)	611,870	2,437,854
Janus Worldwide Fund - Class J (JWF)	26,932	532,451
Janus Worldwide Fund - Class S (JWS)	252,225	30,713
U.S. Small-Mid Cap Equity Portfolio - Open Shares (LSC)	195,258	512,819
MFS Strategic Income Fund - Class A (MSI)	407,192	228,869
Bond Fund - Class D (NBF)	362,496	323,817
Bond Index Fund - Class A (NBIXA)	118,373	111,412
Fund - Class D (NF)	126,533	302,548
Government Bond Fund - Class D (NGBF)	1,267,327	1,014,991
Growth Fund - Class D (NGF)	1,024	61,458
International Index Fund - Class A (NIIXA)	421	217
Investor Destinations Aggressive Fund - Service Class (IDAS)	281,787	396,372
Investor Destinations Conservative Fund - Service Class (IDCS)	1,519,366	762,034
Investor Destinations Moderate Fund - Service Class (IDMS)	392,488	1,770,326
Investor Destinations Moderately Aggressive Fund - Service Class (IDMAS)	681,531	736,960
Investor Destinations Moderately Conservative Fund - Service Class (IDMCS)	292,073	607,863
Mid Cap Market Index Fund - Class A (NMCIXA)	114,962	301,909
Money Market Fund - Prime Shares (MMF)	3,181,786	4,638,137
Money Market Fund - Service Class (MMFR)	1,742,817	6,153,230
Nationwide Growth Fund - Class A (NGFA)	37,447	64,658
Nationwide Large Cap Value Fund - Class A (PRLVA)	146,599	593,742
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)	397,585	261,961
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)	291,888	132,636
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)	682,660	432,779
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)	513,987	446,367
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)	157,350	143,154
NVIT Multi-Manager International Growth Fund - Class VI (NVMIG6)	23,656	35,000
S&P 500 Index Fund - Service Class (NIXR)	314,457	665,167
Small Cap Index Fund - Class A (NSCIXA)	119,614	385,781
Templeton NVIT International Value Fund - Class III (NVTIV3)	131,624	83,294
AIM Small Cap Growth Fund - Investor Class (ASCGI)	55,696	33,326
Basic Balanced Fund - Investor Class (ABBLI)	43,844	10,589
Dynamics Fund - Investor Class (IDF)	181,944	478,334
American Century International Growth Fund - Class A (TCIGA)	567	33,210
American Century International Growth Fund - Investor Class (TCIGR)	6,815	60,430
Growth Fund - Investor Class (TCG)	286,942	951,951
Income & Growth Fund - Investor Class (IGF)	183,985	507,075
Short-Term Government Fund - Investor Class (BSTG)	730,257	696,441
Ultra(R) Fund - Investor Class (TCUL)	118,962	1,310,942
VP International Fund - Class IV (ACVI4)	183,263	632,630
Appreciation Fund, Inc. (DAF)	226,148	587,453
Balanced Opportunity Fund - Class Z (DPBOZ)	51,552	195,050
Dreyfus S&P 500 Index Fund (DSPI)	466,614	1,115,409
Emerging Leaders Fund (DEL)	14	262
Intermediate Term Income Fund - Class A (DPITIA)	144,103	339,722
Third Century Fund, Inc. - Class Z (DTC)	20,006	54,987
Equity Income Fund - Class I (EIG)	118,471	229,841
Bond Fund - Class F Shares (FBDF)	272,987	438,957
Equity Income Fund, Inc. - Class F Shares (FEQIF)	24,702	10,120
High Yield Trust (FHYT)	3,520,608	993,642
(Continued)

NATIONWIDE VARIABLE ACCOUNT NOTES TO FINANCIAL STATEMENTS

Intermediate Corporate Bond Fund - Institutional Service Shares (FIIF)		321,813	238,728
Advisor Balanced Fund - Class A (FABA)		9,982	95,958
Advisor Balanced Fund - Class T (FAB)		86,507	73,035
Advisor Equity Growth Fund - Class A (FAEGA)		63,501	198,263
Advisor Equity Income Fund - Class A (FAEIA)		260,162	568,783
Advisor Equity Income Fund - Class T (FAEI)		126,504	758,686
Advisor Growth Opportunities Fund - Class A (FAGOA)		82,522	199,347
Advisor Growth Opportunities Fund - Class T (FAGO)		103,314	333,394
Advisor High Income Advantage Fund - Class T (FAHY)		102,091	400,313
Advisor Overseas Fund - Class A (FAOA)		170	3,390
Capital & Income Fund (FCI)		28,959	20,441
Equity-Income Fund (FEI)		265,994	1,026,067
High Income Portfolio - Initial Class (FHIP)		1,742	352
Magellan Fund (FMG)		290,626	1,631,975
Puritan Fund (FPR)		254,956	738,353
VIP Fund - Overseas Portfolio - Service Class 2 R (FO2R)		307,453	809,422
Balance Sheet Investment Fund - Class A (FRBSI)		235,483	961,464
Foreign Fund - Class A (TFF)		27,152	1,377,924
Mutual Series Funds - Mutual Shares Fund - Class A (TMSF)		333,938	1,439,652
Small-Mid Cap Growth Fund - Class A (FSCG)		133,253	436,190
Templeton Foreign Securities Fund - Class 3 (TIF3)		561,264	737,915
Genesis Fund - Trust Class (NBGST)		319,475	2,448,722
Guardian Fund - Investor Class (NBGF)		39,201	407,655
Guardian Fund - Trust Class (NBGT)		2,056	19,128
Partners Fund - Investor Class (PF)		281,289	547,554
Partners Fund - Trust Class (NBPT)		3,843	55,355
Short Duration Bond Fund - Investor Class (NLMB)		236,413	386,617
Socially Responsive Fund - Trust Class (NBSRT)		103,860	273,891
Champion Income Fund - Class A (OCHI)		71,968	275,511
Global Securities Fund/VA - Class 4 (OVGS4)		695,331	1,300,773
Oppenheimer Capital Appreciation Fund - Class A (OCAF)		280,313	473,530
Oppenheimer Global Fund - Class A (OGF)		30,302	867,953
Oppenheimer Strategic Income Fund - Class A (OSI)		335,485	160,432
PIMCO Total Return Fund - Class A (PMTRA)		1,434,606	1,706,999
Putnam International Equity Fund - Class A (PUIGA)		87	65
Voyager Fund - Class A (PVF)		241,715	164,354
Van Kampen Growth and Income Fund - Class A (VKGIA)		276,026	679,651
Van Kampen Mid Cap Growth Fund - Class A (VKGA)		197,356	615,161
Van Kampen Real Estate Securities Fund - Class A (VKRES)		474,968	1,430,842
Virtus Balanced Fund - Class A (PBF)		64,330	59,133
Advisors Small Cap Fund - Class A (WRASCA)		166,734	236,208
Advantage Funds(R) - Common Stock Fund - Investor Class (SCS)		137,817	893,700
Advantage Funds(R) - Growth Fund - Investor Class (SGR)		79,961	210,114
Advantage Funds(R) - Large Cap Growth Fund - Investor Class (STR)		129,220	76,479
Advantage Funds(R) - Large Company Core Fund - Investor Class (SGI)		13,248	48,742
Advantage Funds(R) - Mid Cap Growth Fund - Investor Class (WFMCGZ)		164,196	267,138
Delchester Fund - Institutional Class (obsolete) (DBF)		172,662	691,102
Global Fixed Income Fund - Common Class (obsolete) (WPGF)		93,953	1,020,740
J.P. Morgan NVIT Balanced Fund - Class I (obsolete) (BF)		67,799	289,479
Janus Adviser Series - Balanced Fund - Class S (obsolete) (JABR)		154,598	1,607,816
Janus Adviser Series - International Growth Fund - Class S (obsolete) (JAIGR)		161	43,823
Janus Adviser Series - Worldwide Fund - Class S (obsolete) (JAWGR)		18,869	326,006
Value Opportunities Fund - Class A (obsolete) (NVOA)		5,286	247,971
	Total	$34,308,133	$65,004,932
(5) Financial Highlights

The Company offers several variable annuity products through the Account that have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit fair values and total returns. The following tabular presentation is a summary of units, unit fair values and contract owners’ equity outstanding for variable annuity contracts as of the end of the periods indicated, and contract expense rate, investment income ratio and total return for each period in the five-year period ended December 31, 2009. The information is presented as a range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate for contracts with units outstanding as of the balance sheet date. The unit fair values and total returns related to these identified contract expense rates are also disclosed as a range below. Accordingly, some individual contract amounts may not be within the ranges presented.

(Continued)

NATIONWIDE VARIABLE ACCOUNT NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****			Inception Date*
Aberdeen Small Cap Fund - Class A (PRSCA)
2009	0.95%	to	1.50%	103,567	$15.58	to	14.76	$1,836,852	0.00%	36.22%	to	35.47%
2008	0.95%	to	1.50%	115,944	11.44	to	10.9	1,507,368	0.29%	-45.4%	to	-45.71%
2007	0.95%	to	1.65%	158,170	20.95	to	19.84	3,800,681	0.62%	-6.94%	to	-7.6%
2006	0.95%	to	1.65%	216,630	22.51	to	21.47	5,654,710	0.19%	27.94%	to	27.03%
2005	0.95%	to	1.65%	229,634	17.59	to	16.9	4,645,571	0.00%	21.35%	to	20.5%
Global Fixed Income Fund - Institutional Service Class (ADGFIS)
2009	1.30%			89,576	10.55			945,003	1.40%	5.5%
Income & Growth Fund - Class A (ACIGA)
2009	0.95%	to	1.90%	185,704	8.18	to	7.45	1,483,938	1.97%	16.46%	to	15.35%
2008	0.95%	to	1.90%	193,769	7.02	to	6.46	1,333,084	1.41%	-35.43%	to	-36.05%
2007	0.95%	to	1.90%	236,674	10.88	to	10.1	2,530,492	1.28%	-1.49%	to	-2.44%
2006	0.95%	to	1.90%	246,562	11.04	to	10.36	2,684,228	1.54%	15.76%	to	14.65%
2005	0.95%	to	1.90%	283,932	9.54	to	9.03	2,679,433	1.70%	3.54%	to	2.55%
Mid-Cap Core Fund - Common Class (WPEG)
2009	1.30%			108,609	14.06			1,527,404	0.76%	33.8%
2008	1.30%			118,749	10.51			1,248,174	0.72%	-38.99%
2007	1.30%			158,338	17.23			2,727,762	0.00%	10.13%
2006	1.30%			200,167	15.64			3,131,298	0.00%	0.39%
2005	1.30%			243,568	15.58			3,795,283	0.00%	5.52%
High-Yield Opportunities Fund - Institutional Class (DWHYOI)
2009	1.30%			51,698	13.41			693,236	6.31%	34.09%
Asset Manager 50% (FAM)
2009	1.30%			76,622	21.58			1,653,754	2.46%	29.24%
2008	1.30%			84,558	16.7			1,412,125	2.87%	-28.74%
2007	1.30%			96,918	23.44			2,271,357	3.09%	4.94%
2006	1.30%			114,369	22.33			2,554,173	2.83%	7.77%
2005	1.30%			155,360	20.72			3,219,428	2.23%	2.68%
Janus Balanced Fund - Class S (JBS)
2009	0.95%	to	1.65%	102,509	11.54	to	11.5	1,182,271	0.65%	15.43%	to	15.03%
Janus Fund Class - J Shares (JF)
2009	0.95%	to	2.05%	315,151	5.92	to	5.31	4,377,228	0.49%	36%	to	34.49%
2008	0.95%	to	2.05%	342,863	4.35	to	3.95	3,522,123	0.58%	-40.41%	to	-41.07%
2007	0.95%	to	2.05%	442,645	7.3	to	6.7	7,474,855	0.50%	14.12%	to	12.85%
2006	0.95%	to	2.05%	516,839	6.4	to	5.94	7,573,724	0.33%	9.54%	to	8.33%
2005	0.95%	to	2.05%	587,461	5.84	to	5.48	7,869,103	0.06%	2.99%	to	1.85%
Janus Overseas Fund - Class S (JOS)
2009	0.95%	to	1.50%	13,953	12.65	to	12.62	176,315	0.47%	26.52%	to	26.17%
Janus Twenty Fund - Class J (JTF)
2009	0.95%	to	1.90%	631,933	7.32	to	6.67	17,300,779	0.00%	41.91%	to	40.55%
2008	0.95%	to	1.90%	702,689	5.16	to	4.74	13,313,774	0.01%	-42.52%	to	-43.08%
2007	0.95%	to	1.90%	763,202	8.98	to	8.34	26,571,915	0.21%	34.64%	to	33.35%
2006	0.95%	to	1.90%	878,681	6.67	to	6.25	22,841,154	0.57%	11.23%	to	10.17%
2005	0.95%	to	1.90%	1,016,777	5.99	to	5.67	23,689,667	0.20%	8.38%	to	7.35%
Janus Worldwide Fund - Class J (JWF)
2009	0.95%	to	1.45%	186,615	5.58	to	5.31	2,543,389	1.21%	36.37%	to	35.68%
2008	0.95%	to	1.45%	211,026	4.09	to	3.91	2,121,683	0.80%	-45.54%	to	-45.82%
2007	0.95%	to	1.45%	284,148	7.51	to	7.22	5,184,712	0.50%	8.19%	to	7.64%
2006	0.95%	to	1.50%	340,387	6.94	to	6.69	5,786,091	1.20%	16.78%	to	16.14%
2005	0.95%	to	1.50%	435,577	5.94	to	5.76	6,381,844	1.03%	4.84%	to	4.26%
(Continued)

NATIONWIDE VARIABLE ACCOUNT NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate**	Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****			Inception Date*
Janus Worldwide Fund - Class S (JWS)
2009	0.95% to 1.90%	22,694	$12.09	to	12.04	$274,116	0.29%	20.94%	to	20.37%
U.S. Small-Mid Cap Equity Portfolio - Open Shares (LSC)
2009	0.95% to 1.90%	105,658	17.44	to	15.89	1,967,783	0.00%	53.49%	to	52.02%
2008	0.95% to 1.90%	110,931	11.36	to	10.45	1,350,395	0.00%	-35.35%	to	-35.98%
2007	0.95% to 1.90%	118,811	17.58	to	16.33	2,240,523	0.00%	-7.49%	to	-8.39%
2006	0.95% to 1.90%	139,652	19	to	17.82	2,859,414	0.00%	15.66%	to	14.56%
2005	0.95% to 1.90%	164,638	16.43	to	15.56	2,918,919	0.00%	2.94%	to	1.96%
MFS Strategic Income Fund - Class A (MSI)
2009	1.30%	69,165	15.02			1,038,632	6.21%	23.35%
2008	1.30%	56,765	12.17			691,060	7.47%	-12.96%
2007	1.30%	62,675	13.99			876,658	5.73%	2.23%
2006	1.30%	66,662	13.68			912,120	6.00%	5.44%
2005	1.30%	78,799	12.98			1,022,538	6.04%	0.76%
Bond Fund - Class D (NBF)
2009	0.95% to 2.05%	31,453	16.46	to	14.78	1,432,899	5.56%	14.86%	to	13.59%
2008	0.95% to 2.05%	29,775	14.33	to	13.01	1,245,419	4.97%	-5.53%	to	-6.58%
2007	0.95% to 2.05%	34,015	15.17	to	13.93	1,447,779	4.82%	5.09%	to	3.92%
2006	0.95% to 2.05%	47,041	14.44	to	13.4	1,773,410	4.76%	3.41%	to	2.26%
2005	0.95% to 2.05%	58,803	13.96	to	13.1	2,039,001	4.44%	2.15%	to	1.02%
Bond Index Fund - Class A (NBIXA)
2009	0.95% to 1.65%	23,438	14.91	to	13.96	339,699	4.07%	4%	to	3.27%
2008	0.95% to 1.65%	23,594	14.34	to	13.52	329,974	4.43%	3.46%	to	2.73%
2007	0.95% to 1.65%	23,942	13.86	to	13.16	324,184	4.52%	5.3%	to	4.55%
2006	0.95% to 1.65%	22,784	13.16	to	12.59	294,326	4.03%	2.76%	to	2.04%
2005	0.95% to 1.65%	21,251	12.81	to	12.34	268,493	3.76%	0.9%	to	0.19%
Fund - Class D (NF)
2009	0.95% to 1.65%	51,653	8.66	to	8.09	2,707,092	1.18%	24.62%	to	23.74%
2008	0.95% to 1.65%	51,448	6.95	to	6.54	2,250,187	1.44%	-42.07%	to	-42.48%
2007	0.95% to 1.65%	61,692	12	to	11.37	4,648,533	1.05%	6.88%	to	6.12%
2006	0.95% to 1.65%	63,919	11.23	to	10.71	5,148,271	1.08%	12.77%	to	11.97%
2005	0.95% to 1.65%	81,825	9.96	to	9.57	5,534,419	0.82%	6.34%	to	5.6%
Government Bond Fund - Class D (NGBF)
2009	0.95% to 1.90%	244,555	16.36	to	14.91	4,180,833	3.73%	2.47%	to	1.49%
2008	0.95% to 1.90%	240,841	15.97	to	14.69	4,052,977	4.16%	6.96%	to	5.94%
2007	0.95% to 1.90%	234,956	14.93	to	13.87	3,709,572	4.19%	6.71%	to	5.68%
2006	0.95% to 1.90%	281,627	13.99	to	13.12	4,181,154	4.15%	2.87%	to	1.89%
2005	0.95% to 1.90%	332,211	13.6	to	12.88	4,825,019	3.93%	1.8%	to	0.83%
Growth Fund - Class D (NGF)
2009	0.95% to 1.45%	13,029	5.54	to	5.27	387,412	0.30%	31.89%	to	31.22%
2008	0.95% to 1.45%	14,627	4.2	to	4.02	347,429	0.35%	-39.29%	to	-39.59%
2007	0.95% to 1.45%	18,612	6.91	to	6.65	713,883	0.27%	18.46%	to	17.86%
2006	0.95% to 1.45%	22,617	5.84	to	5.64	870,952	0.00%	5.3%	to	4.77%
2005	0.95% to 1.45%	39,806	5.54	to	5.39	1,179,396	0.12%	5.54%	to	5.01%
(Continued)

NATIONWIDE VARIABLE ACCOUNT NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate**	Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****			Inception Date*
International Index Fund - Class A (NIIXA)
2009	1.10% to 1.90%	1,611	$10.58	to	9.81	$16,826	2.89%	27.29%	to	26.26%
2008	1.10% to 1.90%	1,612	8.31	to	7.77	13,236	3.10%	-43.05%	to	-43.51%
2007	1.10% to 1.90%	1,690	14.59	to	13.75	24,400	2.43%	8.94%	to	8.05%
2006	1.10% to 1.90%	1,781	13.39	to	12.73	23,622	2.31%	24.26%	to	23.25%
2005	1.10% to 1.90%	1,811	10.78	to	10.33	19,359	1.54%	12.27%	to	11.37%
Investor Destinations Aggressive Fund - Service Class (IDAS)
2009	0.95% to 1.65%	166,944	10.12	to	9.47	1,646,518	1.86%	26.06%	to	25.17%
2008	0.95% to 1.65%	170,493	8.02	to	7.57	1,341,167	1.97%	-37.37%	to	-37.82%
2007	0.95% to 1.65%	167,063	12.81	to	12.17	2,107,296	2.98%	4.88%	to	4.13%
2006	0.95% to 1.65%	149,364	12.22	to	11.69	1,800,016	1.14%	15.72%	to	14.9%
2005	0.95% to 1.65%	124,879	10.56	to	10.17	1,304,515	2.02%	6.82%	to	6.07%
Investor Destinations Conservative Fund - Service Class (IDCS)
2009	0.95% to 1.60%	212,475	12.56	to	11.82	2,640,623	2.57%	7.78%	to	7.07%
2008	0.95% to 1.60%	148,614	11.66	to	11.04	1,708,765	2.84%	-7.07%	to	-7.68%
2007	0.95% to 1.55%	181,530	12.54	to	12	2,260,989	3.87%	4.34%	to	3.7%
2006	0.95% to 1.55%	171,840	12.02	to	11.57	2,043,840	2.97%	5.11%	to	4.47%
2005	0.95% to 1.55%	144,727	11.44	to	11.08	1,640,306	2.64%	2.22%	to	1.6%
Investor Destinations Moderate Fund - Service Class (IDMS)
2009	0.95% to 1.90%	481,308	11.43	to	10.46	5,384,082	2.24%	17.94%	to	16.81%
2008	0.95% to 1.90%	589,087	9.69	to	8.95	5,605,638	2.47%	-23.9%	to	-24.63%
2007	0.95% to 1.90%	629,646	12.74	to	11.88	7,897,722	3.60%	4.55%	to	3.55%
2006	0.95% to 1.90%	778,859	12.18	to	11.47	9,384,597	1.88%	10.33%	to	9.28%
2005	0.95% to 1.90%	685,861	11.04	to	10.5	7,507,153	2.55%	4.4%	to	3.41%
Investor Destinations Moderately Aggressive Fund - Service Class (IDMAS)
2009	0.95% to 1.90%	378,369	10.81	to	9.89	3,994,416	2.10%	23.09%	to	21.91%
2008	0.95% to 1.90%	376,422	8.78	to	8.11	3,238,223	2.24%	-31.96%	to	-32.62%
2007	0.95% to 1.90%	373,509	12.91	to	12.04	4,736,061	3.19%	5.16%	to	4.15%
2006	0.95% to 1.90%	317,275	12.28	to	11.56	3,833,765	1.44%	13.36%	to	12.27%
2005	0.95% to 1.90%	280,453	10.83	to	10.3	2,998,826	2.31%	6.02%	to	5.01%
Investor Destinations Moderately Conservative Fund - Service Class (IDMCS)
2009	0.95% to 1.60%	127,996	12.19	to	11.47	1,528,543	2.39%	13.23%	to	12.49%
2008	0.95% to 1.60%	148,381	10.77	to	10.2	1,568,784	2.71%	-15.8%	to	-16.35%
2007	0.95% to 1.65%	197,681	12.79	to	12.15	2,496,673	3.58%	4.78%	to	4.03%
2006	0.95% to 1.65%	209,987	12.21	to	11.68	2,535,819	2.46%	7.47%	to	6.71%
2005	0.95% to 1.65%	169,351	11.36	to	10.94	1,906,350	2.75%	3.41%	to	2.69%
Mid Cap Market Index Fund - Class A (NMCIXA)
2009	0.95% to 1.75%	72,630	13.18	to	12.22	937,685	0.87%	35.23%	to	34.14%
2008	0.95% to 1.90%	79,224	9.74	to	9	758,642	0.77%	-37.33%	to	-37.93%
2007	0.95% to 2.10%	101,347	15.54	to	14.28	1,554,704	1.21%	6.22%	to	4.98%
2006	0.95% to 2.10%	114,194	14.63	to	13.61	1,653,775	1.27%	8.54%	to	7.28%
2005	0.95% to 1.90%	73,263	13.48	to	12.82	977,790	0.93%	10.76%	to	9.71%
Money Market Fund - Prime Shares (MMF)
2009	1.30%	388,450	24.69	to	31.28	9,605,483	0.02%	-1.28%
2008	1.30%	441,677	25.01	to	31.69	11,061,920	2.09%	0.76%
2007	1.30%	441,241	31.45			10,974,601	4.69%	3.48%
2006	1.30%	446,136	23.98	to	30.39	10,726,969	4.53%	3.2%
2005	1.30%	393,056	23.24	to	29.45	9,165,672	2.89%	1.38%
(Continued)

NATIONWIDE VARIABLE ACCOUNT NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****			Inception Date*
Money Market Fund - Service Class (MMFR)
2009	0.95%	to	1.90%	481,353	$11.46	to	10.44	$5,404,293	0.01%	-0.95%	to	-1.9%
2008	0.95%	to	1.90%	858,237	11.57	to	10.64	9,814,845	1.95%	1.03%	to	0.07%
2007	0.95%	to	1.90%	716,972	11.45	to	10.64	8,125,799	4.38%	3.75%	to	2.75%
2006	0.95%	to	1.90%	640,190	11.04	to	10.35	6,997,751	4.18%	3.39%	to	2.4%
2005	0.95%	to	2.25%	449,909	10.68	to	9.59	4,750,529	3.77%	1.6%	to	0.27%
Nationwide Growth Fund - Class A (NGFA)
2009	0.95%	to	1.45%	34,957	11.26	to	10.92	386,496	0.11%	31.33%	to	30.67%
2008	0.95%	to	1.45%	36,305	8.58	to	8.36	306,674	0.16%	-39.45%	to	-39.75%
2007	0.95%	to	1.45%	38,025	14.16	to	13.88	532,049	0.24%	18.14%	to	17.54%
2006	0.95%	to	1.45%	35,920	11.99	to	11.81	426,705	0.00%	5%	to	4.47%
2005	0.95%	to	1.45%	59,143	11.42	to	11.3	671,279	0.04%	5.11%	to	4.58%
Nationwide Large Cap Value Fund - Class A (PRLVA)
2009	0.95%	to	1.65%	122,770	12.45	to	11.62	1,463,405	1.25%	17.39%	to	16.56%
2008	0.95%	to	1.65%	138,197	10.6	to	9.97	1,413,338	1.47%	-34.78%	to	-35.24%
2007	0.95%	to	1.65%	163,103	16.26	to	15.4	2,562,249	1.00%	-3.44%	to	-4.13%
2006	0.95%	to	1.65%	189,451	16.84	to	16.06	3,086,672	1.12%	19.89%	to	19.05%
2005	0.95%	to	1.65%	149,960	13.99	to	13.44	2,032,432	1.06%	6.26%	to	5.51%
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)
2009	1.30%			127,979	11.22			1,435,666	1.06%	25.55%
2008	1.30%			105,894	8.93			946,155	2.15%	-37.67%
2007	1.30%			88,936	14.33			1,274,798	1.92%	4.57%
2006	1.30%			71,501	13.71			980,064	2.08%	15.35%
2005	1.30%			23,675	11.88			281,322	2.43%	6.53%
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)
2009	1.30%			26,698	11.47			306,349	1.81%	7.67%
2008	1.30%			11,637	10.66			124,022	3.40%	-7.24%
2007	1.30%			9,730	11.49			111,797	3.81%	4%
2006	1.30%			4,408	11.05			48,698	3.09%	4.79%
2005	1.30%			2,998	10.54			31,608	2.10%	1.97%
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
2009	0.95%	to	1.60%	151,279	11.96	to	11.9	1,737,400	1.52%	19.58%	to	19.04%
2008	1.30%			118,611	9.73			1,153,663	2.78%	-24.19%
2007	1.30%			117,113	12.83			1,502,660	2.86%	4.28%
2006	1.30%			91,583	12.3			1,126,874	2.61%	9.91%
2005	1.30%			81,006	11.2			906,866	2.44%	3.98%
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
2009	1.30%			190,707	11.45			2,182,798	1.31%	22.78%
2008	1.30%			176,763	9.32			1,647,885	2.48%	-32.28%
2007	1.30%			154,475	13.77			2,126,683	2.16%	4.76%
2006	1.30%			172,773	13.14			2,270,454	2.35%	13.06%
2005	1.30%			83,390	11.62			969,300	2.06%	5.68%
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)
2009	1.30%			42,401	11.55			489,770	1.72%	13.07%
2008	1.30%			39,270	10.22			401,164	3.27%	-16.15%
2007	1.30%			18,241	12.18			222,229	3.27%	4.48%
2006	1.30%			13,164	11.66			153,505	2.63%	7.02%
2005	1.30%			7,929	10.9			86,397	2.76%	3.13%
NVIT Multi-Manager International Growth Fund - Class VI (NVMIG6)
2009	1.00%	to	1.45%	5,179	8.2	to	8.14	42,321	1.08%	34.75%	to	34.13%
2008	1.00%	to	1.30%	5,488	6.08	to	6.07	33,359	0.00%	-39.17%	to	-39.29%*
(Continued)

NATIONWIDE VARIABLE ACCOUNT NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****			Inception Date*
S&P 500 Index Fund - Service Class (NIXR)
2009	0.95%	to	2.05%	286,683	$7.79	to	6.99	$2,307,596	1.95%	24.77%	to	23.38%
2008	0.95%	to	2.05%	316,384	6.25	to	5.67	2,031,180	1.61%	-38.05%	to	-38.74%
2007	0.95%	to	2.05%	371,525	10.08	to	9.25	3,878,814	1.41%	3.76%	to	2.6%
2006	0.95%	to	2.25%	429,809	9.72	to	10.48	4,275,167	1.34%	14.06%	to	12.57%
2005	0.95%	to	2.25%	460,212	8.52	to	9.31	4,044,529	1.24%	3.26%	to	1.9%
Small Cap Index Fund - Class A (NSCIXA)
2009	0.95%	to	1.65%	56,625	11.9	to	11.14	659,475	0.71%	25.14%	to	24.25%
2008	0.95%	to	1.65%	68,434	9.51	to	8.97	639,017	0.70%	-34.7%	to	-35.17%
2007	0.95%	to	1.65%	70,511	14.56	to	13.83	1,011,989	1.25%	-3.35%	to	-4.04%
2006	0.95%	to	1.65%	97,827	15.06	to	14.41	1,458,075	1.37%	16.09%	to	15.27%
2005	0.95%	to	1.65%	61,125	12.98	to	12.5	785,085	0.80%	3.35%	to	2.62%
Templeton NVIT International Value Fund - Class III (NVTIV3)
2009	1.20%	to	1.45%	4,132	12.93	to	12.91	53,391	1.28%	29.3%	to	29.08%
AIM Small Cap Growth Fund - Investor Class (ASCGI)
2009	0.95%	to	1.65%	44,299	9.11	to	8.87	400,977	0.00%	33.17%	to	32.23%
2008	0.95%	to	1.65%	39,233	6.84	to	6.71	267,042	0.00%	-39.33%	to	-39.76%
2007	0.95%	to	1.65%	44,612	11.28	to	11.14	501,565	0.00%	10.32%	to	9.54%
2006	0.95%	to	1.60%	46,426	10.22	to	10.18	474,066	0.00%	2.24%	to	1.75%*
Basic Balanced Fund - Investor Class (ABBLI)
2009	0.95%	to	2.05%	14,367	9.27	to	8.82	131,483	1.90%	33.47%	to	31.98%
2008	0.95%	to	2.05%	9,970	6.94	to	6.68	68,314	3.27%	-39.3%	to	-39.98%
2007	0.95%	to	2.05%	14,079	11.44	to	11.13	159,689	2.45%	1.48%	to	0.34%
2006	0.95%	to	2.05%	20,074	11.27	to	11.09	225,370	2.21%	9.62%	to	8.4%
2005	0.95%	to	2.05%	29,943	10.28	to	10.23	307,515	1.83%	2.82%	to	2.3%*
Dynamics Fund - Investor Class (IDF)
2009	0.95%	to	1.65%	414,502	6.01	to	5.61	3,660,750	0.00%	41.51%	to	40.51%
2008	0.95%	to	1.65%	466,348	4.25	to	3.99	2,857,187	0.00%	-47.57%	to	-47.94%
2007	0.95%	to	1.65%	581,092	8.1	to	7.67	6,784,597	0.00%	11.27%	to	10.48%
2006	0.95%	to	1.65%	618,013	7.28	to	6.94	6,513,896	0.00%	15.43%	to	14.61%
2005	0.95%	to	1.70%	672,720	6.3	to	6.04	6,094,108	0.00%	9.32%	to	8.49%
American Century International Growth Fund - Class A (TCIGA)
2009	0.95%	to	1.50%	12,624	8.14	to	7.71	100,366	0.61%	32.46%	to	31.73%
2008	0.95%	to	1.50%	17,553	6.14	to	5.85	105,827	0.92%	-45.88%	to	-46.19%
2007	0.95%	to	1.50%	28,857	11.35	to	10.88	323,828	0.33%	15.78%	to	15.14%
2006	0.95%	to	1.50%	34,049	9.81	to	9.45	330,497	0.48%	23.53%	to	22.85%
2005	0.95%	to	1.50%	42,287	7.94	to	7.69	332,738	1.49%	11.99%	to	11.37%
American Century International Growth Fund - Investor Class (TCIGR)
2009	1.30%			35,850	23.24			833,179	0.96%	32.28%
2008	1.30%			38,918	17.57			683,752	1.23%	-45.93%
2007	1.30%			47,089	32.49			1,529,948	0.55%	15.73%
2006	1.30%			58,486	28.07			1,641,978	0.72%	23.38%
2005	1.30%			73,235	22.75			1,666,429	1.64%	11.87%
Growth Fund - Investor Class (TCG)
2009	0.95%	to	1.50%	189,765	6.84	to	6.48	5,481,556	0.29%	34.19%	to	33.45%
2008	0.95%	to	1.50%	201,215	5.1	to	4.86	4,427,698	0.35%	-38.44%	to	-38.78%
2007	0.95%	to	1.50%	179,759	8.28	to	7.94	7,896,699	0.13%	17.85%	to	17.19%
2006	0.95%	to	1.50%	221,404	7.03	to	6.77	8,016,547	0.07%	6.92%	to	6.33%
2005	0.95%	to	1.50%	218,579	6.57	to	6.37	8,245,172	0.40%	3.85%	to	3.27%
(Continued)

NATIONWIDE VARIABLE ACCOUNT NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****			Inception Date*
Income & Growth Fund - Investor Class (IGF)
2009	1.30%			175,496	$16.45			$2,886,200	2.22%	16.39%
2008	1.30%			191,548	14.13			2,706,645	1.61%	-35.53%
2007	1.30%			253,051	21.92			5,546,451	1.47%	-1.6%
2006	1.30%			302,858	22.27			6,745,819	1.80%	15.66%
2005	1.30%			357,908	19.26			6,892,875	1.88%	3.43%
Short-Term Government Fund - Investor Class (BSTG)
2009	0.95%	to	1.90%	136,216	13.47	to	12.27	2,521,535	1.84%	1.72%	to	0.74%
2008	0.95%	to	1.90%	132,980	13.24	to	12.18	2,492,848	3.48%	3.74%	to	2.74%
2007	0.95%	to	1.90%	140,799	12.77	to	11.86	2,560,887	4.57%	5.35%	to	4.34%
2006	0.95%	to	1.90%	158,143	12.12	to	11.36	2,733,820	4.22%	3.02%	to	2.03%
2005	0.95%	to	1.90%	169,897	11.76	to	11.14	2,899,210	3.08%	0.7%	to	-0.26%
Ultra(R) Fund - Investor Class (TCUL)
2009	0.95%	to	1.65%	467,772	6.38	to	5.95	6,451,550	0.52%	34.07%	to	33.13%
2008	0.95%	to	1.65%	532,419	4.76	to	4.47	5,467,158	0.35%	-42.29%	to	-42.7%
2007	0.95%	to	1.85%	630,015	8.24	to	7.68	11,452,579	0.00%	20.66%	to	19.56%
2006	0.95%	to	2.25%	791,122	6.83	to	8.66	12,041,818	0.00%	-4.2%	to	-5.45%
2005	0.95%	to	2.25%	1,011,426	7.13	to	9.16	16,072,947	0.12%	1.15%	to	-0.17%
VP International Fund - Class IV (ACVI4)
2009	0.95%	to	1.65%	145,746	13.17	to	12.65	1,885,079	2.03%	32.36%	to	31.42%
2008	0.95%	to	1.65%	166,730	9.95	to	9.62	1,636,083	0.64%	-45.47%	to	-45.86%
2007	0.95%	to	1.90%	211,966	18.24	to	17.61	3,823,715	0.50%	16.77%	to	15.65%
2006	0.95%	to	1.90%	142,961	15.62	to	15.23	2,215,512	1.04%	23.68%	to	22.5%
2005	0.95%	to	1.90%	50,510	12.63	to	12.43	634,500	0.68%	11.9%	to	10.83%
Appreciation Fund, Inc. (DAF)
2009	0.95%	to	1.90%	252,934	9.1	to	8.29	2,619,402	2.05%	19.86%	to	18.71%
2008	0.95%	to	1.90%	281,538	7.59	to	6.98	2,425,499	1.69%	-33.01%	to	-33.66%
2007	0.95%	to	1.90%	338,727	11.33	to	10.52	4,412,754	1.28%	5.53%	to	4.51%
2006	0.95%	to	1.90%	405,513	10.74	to	10.07	5,045,604	1.32%	15.16%	to	14.06%
2005	0.95%	to	1.90%	501,974	9.32	to	8.83	5,380,498	1.37%	3.15%	to	2.17%
Balanced Opportunity Fund - Class Z (DPBOZ)
2009	0.95%	to	1.60%	109,528	9.67	to	9.35	1,041,825	1.86%	20.86%	to	20.07%
2008	0.95%	to	1.60%	119,594	8	to	7.79	944,349	2.23%	-28.49%	to	-28.96%
2007	0.95%	to	1.60%	164,480	11.18	to	10.96	1,822,757	2.11%	4.11%	to	3.42%
2006	0.95%	to	1.60%	176,376	10.74	to	10.6	1,883,248	1.70%	8.49%	to	7.78%
2005	0.95%	to	1.60%	197,213	9.9	to	9.83	1,946,577	1.56%	-2.26%	to	-2.9%
Dreyfus S&P 500 Index Fund (DSPI)
2009	1.30%			359,565	26.17			9,409,875	1.85%	24.4%
2008	1.30%			390,208	21.04			8,208,950	1.75%	-38.1%
2007	1.30%			472,197	33.98			16,047,578	1.49%	3.65%
2006	1.30%			560,996	32.79			18,393,389	1.35%	13.74%
2005	1.30%			624,278	28.83			17,995,137	1.28%	3.07%
Emerging Leaders Fund (DEL)
2009	1.20%	to	1.25%	1,006	8.13	to	8.09	8,159	0.21%	20.37%	to	20.31%
2008	1.20%	to	1.25%	1,006	6.75	to	6.72	6,779	0.31%	-40.12%	to	-40.15%
2007	1.20%	to	1.25%	1,006	11.27	to	11.23	11,325	0.00%	-12.01%	to	-12.05%
2006	0.95%	to	1.25%	1,754	13.03	to	12.77	22,618	0.00%	6.05%	to	5.73%
2005	0.95%	to	1.25%	7,031	12.29	to	12.08	85,268	0.00%	8.14%	to	7.81%
Intermediate Term Income Fund - Class A (DPITIA)
2009	1.30%			148,448	10.7			1,588,436	4.80%	15.58%
2008	1.30%			171,020	9.26			1,583,323	3.07%	-7.42%*
(Continued)

NATIONWIDE VARIABLE ACCOUNT NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate**			Units	Unit Fair Value		Contract Owners’ Equity	Investment Income Ratio***	Total Return****			Inception Date*
Third Century Fund, Inc. - Class Z (DTC)
2009	0.95%	to	1.50%	44,065	$6.06	to 5.74	$618,308	0.91%	32.03%	to	31.3%
2008	0.95%	to	1.50%	46,872	4.59	to 4.37	503,854	0.34%	-34.92%	to	-35.29%
2007	0.95%	to	1.85%	54,512	7.05	to 6.58	882,684	0.43%	6.53%	to	5.56%
2006	0.95%	to	1.85%	58,550	6.62	to 6.23	906,072	0.00%	7.97%	to	7%
2005	0.95%	to	1.85%	75,308	6.13	to 5.82	1,045,882	0.37%	2.49%	to	1.56%
Equity Income Fund - Class I (EIG)
2009	1.30%			30,885	22.84		705,382	1.27%			24.68%
2008	1.30%			32,482	18.32		594,984	1.63%			-35.63%
2007	1.30%			33,367	28.46		949,513	1.56%			1.65%
2006	1.30%			35,468	27.99		992,926	2.30%			15.54%
2005	1.30%			44,806	24.23		1,085,677	1.56%			2.49%
Bond Fund - Class F Shares (FBDF)
2009	0.95%	to	2.05%	103,439	17.02	to 15.28	1,847,181	6.38%	25.21%	to	23.82%
2008	0.95%	to	2.05%	116,421	13.59	to 12.34	1,665,806	6.34%	-11.2%	to	-12.19%
2007	0.95%	to	2.05%	138,311	15.31	to 14.05	2,225,704	5.31%	4.05%	to	2.89%
2006	0.95%	to	2.05%	139,144	14.71	to 13.66	2,175,503	5.51%	4.82%	to	3.66%
2005	0.95%	to	2.05%	159,931	14.03	to 13.17	2,396,452	5.70%	0.92%	to	-0.2%
Equity Income Fund, Inc. - Class F Shares (FEQIF)
2009	0.95%	to	1.45%	12,993	8.31	to 7.93	105,337	2.96%	14.3%	to	13.73%
2008	0.95%	to	1.45%	10,426	7.27	to 6.97	74,252	2.68%	-30.55%	to	-30.9%
2007	0.95%	to	1.50%	13,221	10.47	to 10.05	136,821	2.30%	0.88%	to	0.32%
2006	0.95%	to	1.50%	17,923	10.38	to 10.02	183,970	2.34%	21.52%	to	20.84%
2005	0.95%	to	1.50%	11,009	8.54	to 8.29	92,867	1.84%	2.04%	to	1.47%
High Yield Trust (FHYT)
2009	0.95%	to	1.90%	343,037	15.02	to 13.68	5,038,389	7.99%	54.05%	to	52.57%
2008	0.95%	to	1.90%	146,497	9.75	to 8.97	1,367,641	8.64%	-28.81%	to	- 29.49%
2007	0.95%	to	1.90%	136,346	13.69	to 12.72	1,793,190	7.65%	2.17%	to	1.18%
2006	0.95%	to	1.90%	194,727	13.4	to 12.57	2,507,604	7.75%	10.16%	to	9.1%
2005	0.95%	to	1.90%	173,763	12.17	to 11.52	2,037,470	7.54%	1.46%	to	0.49%
Intermediate Corporate Bond Fund - Institutional Service Shares (FIIF)
2009	0.95%	to	1.90%	59,189	14.84	to 13.58	863,050	4.79%	15.64%	to	14.53%
2008	0.95%	to	1.90%	53,935	12.83	to 11.85	679,230	5.15%	-8.13%	to	-9.01%
2007	0.95%	to	1.90%	57,926	13.97	to 13.03	797,935	4.98%	4.74%	to	3.73%
2006	0.95%	to	1.90%	54,941	13.34	to 12.56	725,837	4.22%	3.31%	to	2.32%
2005	0.95%	to	1.90%	66,370	12.91	to 12.27	850,195	5.00%	1.09%	to	0.12%
Advisor Balanced Fund - Class A (FABA)
2009	0.95%	to	1.50%	28,453	10.74	to 10.18	299,710	1.99%	26.02%	to	25.32%
2008	0.95%	to	1.50%	35,526	8.52	to 8.12	297,253	1.96%	-32.5%	to	-32.87%
2007	0.95%	to	1.50%	42,101	12.63	to 12.1	523,426	1.78%	7.46%	to	6.86%
2006	0.95%	to	1.50%	48,763	11.75	to 11.32	565,605	1.78%	10.46%	to	9.85%
2005	0.95%	to	1.50%	62,215	10.64	to 10.31	654,878	1.93%	4.29%	to	3.71%
Advisor Balanced Fund - Class T (FAB)
2009	1.30%			70,667	15.36		1,085,420	1.84%			25.29%
2008	1.30%			68,727	12.26		842,534	1.71%			-32.86%
2007	1.30%			76,411	18.26		1,395,238	1.56%			6.81%
2006	1.30%			73,978	17.1		1,264,717	1.74%			9.85%
2005	1.30%			73,624	15.56		1,145,848	1.67%			3.61%
(Continued)

NATIONWIDE VARIABLE ACCOUNT NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****			Inception Date*
Advisor Equity Growth Fund - Class A (FAEGA)
2009	0.95%	to	1.65%	124,740	$6	to	5.62	$730,621	0.00%	26.7%	to	25.8%
2008	0.95%	to	1.65%	140,144	4.74	to	4.47	651,442	0.11%	-47.46%	to	-47.83%
2007	0.95%	to	1.65%	157,844	9.02	to	8.56	1,401,468	0.00%	25.11%	to	24.22%
2006	0.95%	to	1.65%	125,406	7.21	to	6.89	894,569	0.00%	5.53%	to	4.79%
2005	0.95%	to	1.65%	135,715	6.83	to	6.58	919,599	0.00%	4.38%	to	3.65%
Advisor Equity Income Fund - Class A (FAEIA)
2009	0.95%	to	1.90%	222,198	11.65	to	10.61	2,524,127	1.76%	23.33%	to	22.14%
2008	0.95%	to	1.90%	234,094	9.45	to	8.69	2,164,344	1.43%	-41.18%	to	-41.74%
2007	0.95%	to	1.90%	269,954	16.06	to	14.91	4,262,609	1.12%	2.58%	to	1.59%
2006	0.95%	to	1.90%	286,632	15.65	to	14.68	4,428,184	1.09%	15.96%	to	14.86%
2005	0.95%	to	1.90%	313,369	13.5	to	12.78	4,189,354	0.95%	5.42%	to	4.41%
Advisor Equity Income Fund - Class T (FAEI)
2009			1.30%	103,627			17.95	1,860,200	1.51%			22.66%
2008			1.30%	127,058			14.64	1,859,519	1.18%			-41.53%
2007			1.30%	152,824			25.03	3,825,211	0.86%			2%
2006			1.30%	185,763			24.54	4,558,425	1.03%			15.32%
2005			1.30%	200,850			21.28	4,273,989	0.73%			4.8%
Advisor Growth Opportunities Fund - Class A (FAGOA)
2009	0.95%	to	1.50%	54,119	6.57	to	6.22	345,902	0.47%	45.82%	to	45.01%
2008	0.95%	to	1.90%	61,783	4.5	to	4.14	272,500	0.00%	-55.73%	to	-56.16%
2007	0.95%	to	1.90%	68,649	10.17	to	9.45	682,838	0.00%	21.89%	to	20.72%
2006	0.95%	to	1.90%	70,456	8.35	to	7.83	576,813	0.00%	4.03%	to	3.04%
2005	0.95%	to	1.90%	121,384	8.02	to	7.6	959,159	0.23%	7.6%	to	6.57%
Advisor Growth Opportunities Fund - Class T (FAGO)
2009			1.30%	152,316			11.42	1,739,069	0.23%			44.97%
2008			1.30%	170,528			7.88	1,343,043	0.00%			-55.96%
2007			1.30%	223,593			17.88	3,998,681	0.00%			21.26%
2006			1.30%	235,646			14.75	3,475,475	0.00%			3.53%
2005			1.30%	294,745			14.25	4,198,792	0.02%			7.03%
Advisor High Income Advantage Fund - Class T (FAHY)
2009	0.95%	to	1.90%	36,159	16.64	to	15.16	727,082	6.50%	68.01%	to	66.4%
2008	0.95%	to	1.90%	53,238	9.91	to	9.11	612,390	7.09%	-39.52%	to	-40.1%
2007	0.95%	to	1.90%	76,043	16.38	to	15.21	1,442,388	6.40%	1.25%	to	0.27%
2006	0.95%	to	1.90%	118,500	16.18	to	15.17	2,245,182	6.45%	14.5%	to	13.4%
2005	0.95%	to	1.90%	153,451	14.13	to	13.38	2,568,910	6.55%	3.62%	to	2.63%
Advisor Overseas Fund - Class A (FAOA)
2009	0.95%	to	1.50%	847	10.03	to	9.53	8,321	1.56%	25.11%	to	24.42%
2008	0.95%	to	1.50%	1,180	8.02	to	7.66	9,267	1.07%	-43.58%	to	-43.89%
2007	0.95%	to	1.90%	1,459	14.21	to	13.25	20,229	1.36%	15.9%	to	14.79%
2006	0.95%	to	1.90%	1,467	12.26	to	11.55	17,610	0.17%	17.83%	to	16.7%
2005	0.95%	to	1.90%	19,671	10.41	to	9.89	202,627	0.83%	13.23%	to	12.15%
Capital & Income Fund (FCI)
2009			1.30%	4,474			92.2	412,496	8.24%			69.91%
2008			1.30%	4,633			54.26	251,407	7.46%			-32.79%
2007			1.30%	4,872			80.73	393,334	5.86%			2.46%
2006			1.30%	5,826			78.8	459,068	6.17%			11.58%
2005			1.30%	6,767			70.62	477,891	5.89%			3.68%
(Continued)

NATIONWIDE VARIABLE ACCOUNT NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate**		Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****			Inception Date*
Equity-Income Fund (FEI)
2009	1.30%		61,956	$87.66			$5,431,364	2.08%	27.85%
2008	1.30%		70,057	68.57			4,803,660	2.11%	-42.4%
2007	1.30%		78,213	119.05			9,310,928	1.73%	0.07%
2006	1.30%		93,962	118.96			11,177,642	1.61%	18.25%
2005	1.30%		104,705	100.6			10,532,987	1.56%	4.36%
High Income Portfolio - Initial Class (FHIP)
2009	1.30%		871	28.02			24,408	8.31%	42.09%
2008	1.30%		872	19.72			17,198	9.00%	-25.96%
2007	1.30%		872	26.64			23,228	8.43%	1.44%
2006	1.30%		873	26.26			22,924	7.82%	9.79%
2005	1.30%		874	23.92			20,903	14.72%	1.37%
Magellan Fund (FMG)
2009	1.30%		317,718	25.05			7,960,286	0.66%	39.3%
2008	1.30%		340,576	17.99			6,125,802	0.14%	-50.06%
2007	1.30%		409,548	36.02			14,750,208	0.43%	17.27%
2006	1.30%		510,739	30.71			15,685,270	0.49%	5.83%
2005	1.30%		636,228	29.02			18,463,355	0.89%	5.04%
Puritan Fund (FPR)
2009	1.30%		174,283	30.43			5,303,824	2.92%	25.04%
2008	1.30%		192,799	24.34			4,692,229	2.78%	-30.08%
2007	1.30%		239,711	34.81			8,344,053	2.83%	4.79%
2006	1.30%		286,741	33.22			9,525,181	2.95%	13.29%
2005	1.30%		333,373	29.32			9,775,061	2.54%	3.31%
VIP Fund - Overseas Portfolio - Service Class 2 R (FO2R)
2009	0.95%	to 1.65%	175,129	12.22	to	11.74	2,106,532	1.99%	25%	to	24.12%
2008	0.95%	to 1.65%	192,827	9.77	to	9.46	1,861,786	2.31%	-44.48%	to	-44.87%
2007	0.95%	to 1.65%	206,096	17.6	to	17.15	3,591,592	3.02%	15.94%	to	15.12%
2006	0.95%	to 1.60%	188,000	15.18	to	14.92	2,832,836	0.53%	16.7%	to	15.93%
2005	0.95%	to 1.60%	68,873	13.01	to	12.87	891,815	0.27%	17.62%	to	16.85%
Balance Sheet Investment Fund - Class A (FRBSI)
2009	0.95%	to 1.65%	164,620	17.26	to	16.16	2,779,669	1.12%	21.43%	to	20.57%
2008	0.95%	to 1.65%	186,547	14.21	to	13.4	2,602,134	1.34%	-36.62%	to	-37.07%
2007	0.95%	to 1.85%	204,076	22.42	to	20.99	4,507,348	1.04%	-4.28%	to	-5.16%
2006	0.95%	to 1.85%	200,922	23.43	to	22.13	4,641,285	1.36%	15.25%	to	14.21%
2005	0.95%	to 1.85%	175,926	20.33	to	19.38	3,530,946	0.88%	9.85%	to	8.86%
Foreign Fund - Class A (TFF)
2009	0.95%	to 1.65%	88,536	15.66	to	14.62	1,879,216	1.55%	48.31%	to	47.26%
2008	0.95%	to 1.65%	128,037	10.56	to	9.93	1,801,366	2.68%	-46.6%	to	-46.98%
2007	0.95%	to 1.65%	171,992	19.78	to	18.73	4,468,461	1.54%	16.13%	to	15.3%
2006	0.95%	to 1.65%	222,002	17.03	to	16.24	4,999,740	2.04%	18.79%	to	17.96%
2005	0.95%	to 1.65%	291,056	14.33	to	13.77	5,675,305	1.52%	9.59%	to	8.81%
Mutual Series Funds - Mutual Shares Fund - Class A (TMSF)
2009	0.95%	to 1.90%	370,806	14.43	to	13.15	5,518,368	2.20%	26.63%	to	25.41%
2008	0.95%	to 1.90%	429,113	11.4	to	10.49	5,060,629	0.88%	-38.69%	to	-39.28%
2007	0.95%	to 1.90%	515,438	18.59	to	17.27	9,963,434	2.55%	1.99%	to	1%
2006	0.95%	to 1.90%	511,413	18.23	to	17.1	9,777,596	1.70%	16.86%	to	15.74%
2005	0.95%	to 1.90%	517,613	15.6	to	14.77	8,515,920	1.45%	8.94%	to	7.9%
(Continued)

NATIONWIDE VARIABLE ACCOUNT NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate**		Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****			Inception Date*
Small-Mid Cap Growth Fund - Class A (FSCG)
2009	0.95%	to 1.90%	155,606	$7.46	to	6.79	$1,134,419	0.00%	41.81%	to	40.45%
2008	0.95%	to 1.90%	178,924	5.26	to	4.84	923,208	0.00%	-43.06%	to	-43.61%
2007	0.95%	to 1.90%	216,319	9.24	to	8.58	1,969,995	0.00%	10.6%	to	9.54%
2006	0.95%	to 1.90%	289,296	8.35	to	7.83	2,392,681	0.00%	6.5%	to	5.48%
2005	0.95%	to 1.90%	319,814	7.84	to	7.42	2,489,754	0.10%	9.5%	to	8.45%
Templeton Foreign Securities Fund - Class 3 (TIF3)
2009	0.95%	to 1.65%	231,595	13.91	to	13.36	3,163,292	3.39%	35.89%	to	34.93%
2008	0.95%	to 1.65%	243,351	10.24	to	9.9	2,453,939	2.52%	-40.96%	to	-41.38%
2007	0.95%	to 1.65%	266,843	17.34	to	16.89	4,573,075	2.24%	14.34%	to	13.53%
2006	0.95%	to 1.65%	280,958	15.16	to	14.88	4,224,492	1.30%	20.31%	to	19.46%
2005	0.95%	to 1.65%	233,560	12.6	to	12.45	2,927,966	1.29%	9.09%	to	8.32%
Genesis Fund - Trust Class (NBGST)
2009	0.95%	to 1.90%	431,654	23.81	to	21.69	10,288,233	0.00%	25.05%	to	23.85%
2008	0.95%	to 1.90%	506,634	19.04	to	17.51	9,690,345	0.00%	-33.49%	to	-34.13%
2007	0.95%	to 1.90%	569,440	28.63	to	26.59	16,441,025	0.14%	20.64%	to	19.48%
2006	0.95%	to 1.90%	681,574	23.73	to	22.25	16,358,793	1.09%	6.24%	to	5.22%
2005	0.95%	to 1.90%	807,488	22.34	to	21.15	18,319,479	0.00%	15.2%	to	14.1%
Guardian Fund - Investor Class (NBGF)
2009	1.30%		78,552	19.3			1,516,365	0.54%	28.52%
2008	1.30%		93,599	15.02			1,405,916	0.39%	-39.02%
2007	1.30%		99,765	24.63			2,457,404	0.61%	6.21%
2006	1.30%		123,393	23.19			2,861,814	0.33%	12.01%
2005	1.30%		148,320	20.71			3,071,220	0.65%	7.03%
Guardian Fund - Trust Class (NBGT)
2009	0.95%	to 1.45%	14,316	10.34	to	9.84	144,646	0.59%	28.57%	to	27.92%
2008	0.95%	to 1.45%	15,586	8.04	to	7.69	122,622	0.34%	-38.86%	to	-39.17%
2007	0.95%	to 1.45%	22,233	13.15	to	12.65	287,874	0.72%	6.36%	to	5.82%
2006	0.95%	to 1.50%	17,972	12.36	to	11.91	218,524	0.20%	12.24%	to	11.62%
2005	0.95%	to 1.50%	27,967	11.01	to	10.67	303,702	0.48%	7.23%	to	6.64%
Partners Fund - Investor Class (PF)
2009	1.30%		115,319	30.46			3,512,455	0.67%	54.07%
2008	1.30%		124,626	19.77			2,463,697	0.30%	-52.61%
2007	1.30%		142,633	41.72			5,950,033	0.32%	8.66%
2006	1.30%		174,025	38.39			6,681,163	0.60%	11.73%
2005	1.30%		208,718	34.36			7,172,124	1.01%	16.46%
Partners Fund - Trust Class (NBPT)
2009	0.95%	to 1.90%	22,103	11.95	to	10.89	260,739	0.73%	54.37%	to	52.89%
2008	0.95%	to 1.90%	25,492	7.74	to	7.12	194,979	0.27%	-52.52%	to	-52.98%
2007	0.95%	to 1.90%	27,172	16.31	to	15.15	438,739	0.25%	8.79%	to	7.74%
2006	0.95%	to 1.90%	42,201	14.99	to	14.06	621,923	0.45%	11.97%	to	10.9%
2005	0.95%	to 1.90%	43,693	13.39	to	12.68	576,139	0.51%	16.69%	to	15.58%
Short Duration Bond Fund - Investor Class (NLMB)
2009	1.30%		51,020	14.17			722,722	4.97%	11.88%
2008	1.30%		59,145	12.66			748,858	5.17%	-17.13%
2007	1.30%		69,314	15.28			1,058,965	5.48%	3.98%
2006	1.30%		66,778	14.69			981,208	4.61%	2.83%
2005	1.30%		72,068	14.29			1,029,836	3.86%	0.25%
(Continued)

NATIONWIDE VARIABLE ACCOUNT NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****			Inception Date*
Socially Responsive Fund - Trust Class (NBSRT)
2009	0.95%	to	1.50%	91,835	$11.31	to	10.96	$1,027,469	0.40%	29.1%	to	28.39%
2008	0.95%	to	1.50%	101,361	8.76	to	8.54	881,359	0.44%	-39.48%	to	-39.82%
2007	0.95%	to	1.50%	129,136	14.48	to	14.19	1,861,389	0.54%	6.29%	to	5.69%
2006	0.95%	to	1.50%	120,462	13.62	to	13.42	1,634,820	0.10%	13.13%	to	12.51%
2005	0.95%	to	1.45%	43,761	12.04	to	11.94	524,937	0.63%	6.43%	to	5.9%
Champion Income Fund - Class A (OCHI)
2009	0.95%	to	1.45%	21,838	3.36	to	3.25	71,469	10.01%	19.15%	to	18.55%
2008	0.95%	to	1.45%	20,984	2.82	to	2.74	58,206	9.04%	-78.71%	to	-78.82%
2007	0.95%	to	1.45%	19,055	13.24	to	12.93	249,351	7.43%	-1.06%	to	-1.56%
2006	0.95%	to	1.45%	17,997	13.38	to	13.13	238,841	5.62%	8.16%	to	7.61%
2005	0.95%	to	1.45%	23,082	12.37	to	12.2	284,436	6.20%	1.68%	to	1.17%
Global Securities Fund/VA - Class 4 (OVGS4)
2009	0.95%	to	1.90%	418,147	13.02	to	12.33	5,359,597	1.84%	38.06%	to	36.73%
2008	0.95%	to	1.90%	450,764	9.43	to	9.02	4,198,500	1.28%	-40.91%	to	-41.48%
2007	0.95%	to	1.90%	528,809	15.96	to	15.41	8,361,948	1.15%	5.05%	to	4.03%
2006	0.95%	to	2.25%	548,551	15.2	to	14.67	8,277,875	0.81%	16.29%	to	14.77%
2005	0.95%	to	2.25%	436,757	13.07	to	12.79	5,682,456	0.76%	12.97%	to	11.49%
Oppenheimer Capital Appreciation Fund - Class A (OCAF)
2009	0.95%	to	1.80%	204,982	7.37	to	6.81	1,484,634	0.00%	42.22%	to	41%
2008	0.95%	to	1.80%	216,105	5.18	to	4.83	1,103,293	0.00%	-46.41%	to	-46.87%
2007	0.95%	to	1.80%	245,700	9.67	to	9.09	2,345,097	0.00%	12.68%	to	11.71%
2006	0.95%	to	1.80%	260,714	8.58	to	8.13	2,214,629	0.00%	6.49%	to	5.57%
2005	0.95%	to	1.80%	360,986	8.06	to	7.71	2,888,178	0.61%	3.7%	to	2.82%
Oppenheimer Global Fund - Class A (OGF)
2009	0.95%	to	1.90%	204,845	11.8	to	10.75	5,832,080	0.60%	37.88%	to	36.56%
2008	0.95%	to	1.90%	239,483	8.56	to	7.87	4,879,638	1.38%	-41.59%	to	-42.15%
2007	0.95%	to	1.90%	304,168	14.65	to	13.61	10,412,275	1.01%	4.95%	to	3.94%
2006	0.95%	to	1.90%	393,370	13.96	to	13.09	12,944,367	0.65%	16.27%	to	15.15%
2005	0.95%	to	1.90%	526,968	12.01	to	11.37	14,749,212	0.60%	12.75%	to	11.68%
Oppenheimer Strategic Income Fund - Class A (OSI)
2009	0.95%	to	1.60%	62,556	16.47	to	15.5	1,011,659	6.74%	20.93%	to	20.14%
2008	0.95%	to	1.60%	52,611	13.62	to	12.9	702,172	5.71%	-17.3%	to	-17.84%
2007	0.95%	to	1.60%	51,188	16.47	to	15.7	828,973	6.73%	8.18%	to	7.47%
2006	0.95%	to	1.60%	39,653	15.23	to	14.61	595,446	4.78%	6.66%	to	5.96%
2005	0.95%	to	1.60%	43,760	14.27	to	13.79	617,703	7.58%	3.17%	to	2.49%
PIMCO Total Return Fund - Class A (PMTRA)
2009	0.95%	to	1.80%	241,882	17.09	to	15.78	4,057,102	5.14%	12.24%	to	11.28%
2008	0.95%	to	1.80%	270,552	15.22	to	14.18	4,056,734	4.67%	3.21%	to	2.32%
2007	0.95%	to	1.80%	252,154	14.75	to	13.86	3,667,101	4.54%	7.53%	to	6.61%
2006	0.95%	to	2.25%	274,095	13.72	to	12.03	3,710,444	4.15%	2.53%	to	1.18%
2005	0.95%	to	2.25%	316,198	13.38	to	11.89	4,186,754	3.18%	1.43%	to	0.1%
Putnam International Equity Fund - Class A (PUIGA)
2009	1.45%	to	1.50%	265	14.56	to	14.51	3,857	2.66%	23.45%	to	23.39%
2008	1.45%	to	1.50%	265	11.79	to	11.76	3,125	0.00%	-45.64%	to	-45.67%
2007	1.45%	to	1.50%	265	21.69	to	21.64	5,749	2.77%	6.82%	to	6.77%
2006	1.45%	to	1.50%	265	20.31	to	20.27	5,382	2.32%	26.38%	to	26.32%
2005	1.45%	to	1.50%	265	16.07	to	16.05	4,258	2.08%	10.95%	to	10.89%
(Continued)

NATIONWIDE VARIABLE ACCOUNT NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****			Inception Date*
Voyager Fund - Class A (PVF)
2009	0.95%	to	1.60%	11,311	$14.07	to	13.47	$157,004	1.79%	62.42%	to	61.36%
2008	0.95%	to	1.50%	5,382	8.66	to	8.39	46,036	0.00%	-37.58%	to	-37.93%
2007	0.95%	to	1.50%	5,061	13.88	to	13.52	69,503	0.00%	4.29%	to	3.71%
2006	1.10%	to	1.50%	4,722	13.23	to	13.04	62,246	0.00%	4.08%	to	3.66%
2005	0.95%	to	1.50%	12,850	12.77	to	12.58	163,516	0.86%	4.5%	to	3.92%
Van Kampen Growth and Income Fund - Class A (VKGIA)
2009	0.95%	to	1.75%	145,665	14.72	to	13.95	2,118,535	1.53%	23.08%	to	22.09%
2008	0.95%	to	1.90%	162,476	11.96	to	11.33	1,925,148	1.85%	-32.84%	to	-33.48%
2007	0.95%	to	1.90%	194,088	17.81	to	17.03	3,432,605	1.87%	1.57%	to	0.59%
2006	0.95%	to	1.90%	191,891	17.54	to	16.93	3,348,357	1.57%	14.91%	to	13.81%
2005	0.95%	to	1.90%	145,322	15.26	to	14.87	2,209,824	1.33%	8.83%	to	7.79%
Van Kampen Mid Cap Growth Fund - Class A (VKGA)
2009	0.95%	to	1.50%	50,066	18.12	to	17.46	897,880	0.00%	57.79%	to	56.92%
2008	0.95%	to	1.50%	62,283	11.49	to	11.13	710,249	0.00%	-48.89%	to	-49.18%
2007	0.95%	to	1.55%	75,338	22.47	to	21.85	1,683,123	0.00%	21.2%	to	20.46%
2006	0.95%	to	1.55%	41,717	18.54	to	18.14	767,703	0.00%	7.97%	to	7.32%
2005	0.95%	to	1.55%	27,114	17.17	to	16.9	464,288	0.00%	16.5%	to	15.79%
Van Kampen Real Estate Securities Fund - Class A (VKRES)
2009	0.95%	to	1.90%	52,866	17.22	to	16.14	896,072	1.75%	27.29%	to	26.07%
2008	0.95%	to	1.90%	62,570	13.53	to	12.81	837,040	1.46%	-39.22%	to	-39.81%
2007	0.95%	to	1.90%	66,818	22.25	to	21.28	1,475,872	1.27%	-18.13%	to	-18.92%
2006	0.95%	to	1.90%	121,543	27.18	to	26.24	3,282,788	1.32%	36.14%	to	34.84%
2005	0.95%	to	1.90%	71,646	19.96	to	19.46	1,422,868	1.66%	15.5%	to	14.39%
Virtus Balanced Fund - Class A (PBF)
2009	1.30%			33,587	20.2			678,463	2.50%	21.77%
2008	1.30%			32,819	16.59			544,406	2.82%	-26.81%
2007	1.30%			40,077	22.66			908,282	2.31%	4.49%
2006	1.30%			43,231	21.69			937,643	2.24%	11.27%
2005	1.30%			57,925	19.49			1,129,059	1.94%	0.16%
Advisors Small Cap Fund - Class A (WRASCA)
2009	0.95%	to	1.60%	17,748	14.97	to	14.33	261,564	0.00%	41.61%	to	40.68%
2008	0.95%	to	1.60%	16,298	10.57	to	10.19	169,941	0.00%	-38.3%	to	-38.7%
2007	0.95%	to	1.60%	16,996	17.14	to	16.62	288,028	0.00%	6.66%	to	5.95%
2006	0.95%	to	1.60%	18,050	16.07	to	15.69	288,219	0.00%	5.16%	to	4.47%
2005	0.95%	to	1.60%	16,011	15.28	to	15.01	243,451	0.00%	11.31%	to	10.58%
Advantage Funds(R) - Common Stock Fund - Investor Class (SCS)
2009	0.95%	to	1.90%	147,479	13.94	to	12.7	2,542,019	0.13%	39.94%	to	38.6%
2008	0.95%	to	1.90%	175,388	9.96	to	9.16	2,153,047	0.00%	-35.54%	to	-36.16%
2007	0.95%	to	1.90%	215,499	15.45	to	14.35	4,102,076	0.62%	8.89%	to	7.84%
2006	0.95%	to	1.90%	246,991	14.19	to	13.31	4,298,808	0.00%	14.22%	to	13.13%
2005	0.95%	to	1.90%	279,865	12.42	to	11.76	4,275,989	0.00%	10.95%	to	9.89%
Advantage Funds(R) - Growth Fund - Investor Class (SGR)
2009	0.95%	to	1.50%	39,201	13.85	to	13.38	532,935	0.00%	45.93%	to	45.12%
2008	0.95%	to	1.60%	46,687	9.49	to	9.17	437,411	0.00%	-41.02%	to	-41.4%
2007	0.95%	to	1.45%	41,166	16.09	to	15.76	654,897	0.00%	26.2%	to	25.56%
2006	0.95%	to	1.45%	31,689	12.75	to	12.55	400,625	0.00%	6.71%	to	6.17%
2005	0.95%	to	1.45%	15,301	11.95	to	11.82	181,762	0.00%	7.96%	to	7.42%
(Continued)

NATIONWIDE VARIABLE ACCOUNT NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****			Inception Date*
Advantage Funds(R) - Large Cap Growth Fund - Investor Class (STR)
2009	1.30%			63,733	$23.19			$1,478,149	0.08%	34.69%
2008	1.30%			61,544	17.22			1,059,719	0.00%	-39.62%
2007	1.30%			67,345	28.52			1,920,567	0.00%	16.58%
2006	1.30%			78,113	24.46			1,910,814	0.00%	2.52%
2005	1.30%			86,404	23.86			2,061,588	0.00%	6.47%
Advantage Funds(R) - Large Company Core Fund - Investor Class (SGI)
2009	0.95%	to	1.60%	17,526	6.62	to	6.23	113,643	0.53%	37.61%	to	36.7%
2008	0.95%	to	1.60%	20,927	4.81	to	4.56	98,538	0.89%	-39.88%	to	-40.27%
2007	0.95%	to	1.85%	20,646	8	to	7.49	162,231	0.58%	1.26%	to	0.34%
2006	0.95%	to	1.85%	21,787	7.9	to	7.47	169,326	0.28%	14.3%	to	13.26%
2005	0.95%	to	1.85%	36,681	6.91	to	6.59	251,415	0.41%	-2.74%	to	-3.62%
Advantage Funds(R) - Mid Cap Growth Fund - Investor Class (WFMCGZ)
2009	0.95%	to	1.50%	23,273	12.24	to	11.93	281,446	0.00%	52.55%	to	51.7%
2008	0.95%	to	1.50%	21,653	8.03	to	7.86	172,174	0.00%	-45.52%	to	-45.82%
2007	0.95%	to	1.50%	27,492	14.73	to	14.51	402,742	0.00%	17.49%	to	16.84%
2006	0.95%	to	1.50%	24,109	12.54	to	12.42	301,104	0.00%	12.71%	to	12.08%
2005	0.95%	to	1.50%	35,742	11.13	to	11.08	397,069	0.00%	11.25%	to	10.8%*
A Bonds Plus, Inc. (DBP)
2007	1.30%			124,170	16.05			1,993,145	4.86%	2.09%
2006	1.30%			145,007	15.72			2,279,940	4.52%	2.68%
2005	1.30%			178,348	15.31			2,731,017	4.56%	0.98%
Delchester Fund - Institutional Class (obsolete) (DBF)
2008	1.30%			30,808	12.48			384,544	8.47%	-27.19%
2007	1.30%			23,032	17.14			394,832	8.86%	0.68%
2006	1.30%			26,667	17.03			454,075	7.35%	12.64%
2005	1.30%			27,252	15.12			411,980	7.90%	2.39%
Global Fixed Income Fund - Common Class (obsolete) (WPGF)
2008	1.30%			55,748	15.57			868,048	7.28%	-0.55%
2007	1.30%			46,017	15.66			720,482	5.46%	6.65%
2006	1.30%			49,753	14.68			730,372	2.47%	4.24%
2005	1.30%			71,866	14.08			1,012,033	2.19%	-6.96%
J.P. Morgan NVIT Balanced Fund - Class I (obsolete) (BF)
2008	0.95%	to	1.50%	17,226	9.17	to	8.8	154,660	2.77%	-26.26%	to	-26.67%
2007	0.95%	to	1.50%	16,842	12.43	to	12	205,864	1.98%	3.63%	to	3.05%
2006	0.95%	to	1.50%	20,618	12	to	11.64	243,931	2.29%	11.19%	to	10.57%
2005	0.95%	to	1.50%	21,649	10.79	to	10.53	231,136	2.18%	1.57%	to	1.01%
Janus Adviser Series - Balanced Fund - Class S (obsolete) (JABR)
2008	0.95%	to	1.65%	109,127	11.08	to	10.45	1,192,486	2.09%	-15.63%	to	-16.22%
2007	0.95%	to	1.65%	87,699	13.13	to	12.47	1,134,521	2.43%	8.8%	to	8.03%
2006	0.95%	to	1.65%	106,188	12.07	to	11.54	1,265,873	1.42%	9.35%	to	8.58%
2005	0.95%	to	1.70%	129,865	11.04	to	10.6	1,417,997	1.44%	6.65%	to	5.84%
Janus Adviser Series - International Growth Fund - Class S (obsolete) (JAIGR)
2008	1.20%	to	1.50%	4,368	9.21	to	8.98	40,083	3.43%	-49.63%	to	-49.78%
2007	1.20%	to	1.90%	4,431	18.28	to	17.37	80,714	2.47%	24.62%	to	23.74%
2006	1.20%	to	1.90%	4,626	14.67	to	14.03	67,660	0.83%	42.9%	to	41.89%
2005	1.20%	to	1.90%	4,763	10.27	to	9.89	48,758	0.57%	30.15%	to	29.24%
(Continued)

NATIONWIDE VARIABLE ACCOUNT NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****			Inception Date*
Janus Adviser Series - Worldwide Fund - Class S (obsolete) (JAWGR)
2008	0.95%	to	1.90%	52,632	$4.6	to	4.24	$236,991	0.57%	-45.23%	to	-45.75%
2007	0.95%	to	1.90%	59,906	8.39	to	7.82	493,594	0.17%	7.88%	to	6.84%
2006	0.95%	to	1.90%	70,080	7.78	to	7.32	536,746	1.72%	15.82%	to	14.72%
2005	0.95%	to	1.90%	92,412	6.72	to	6.38	612,548	0.68%	5.06%	to	4.06%
Small Company Growth Fund - Investor Class (obsolete) (ISCG)
2005	0.95%	to	1.60%	116,299	7.28	to	7.01	836,317	0.00%	4.49%	to	3.81%
Value Opportunities Fund - Class A (obsolete) (NVOA)
2008	0.95%	to	1.60%	13,461	10.12	to	9.58	134,464	0.22%	-36.46%	to	-36.87%
2007	0.95%	to	1.60%	14,042	15.92	to	15.18	220,907	0.00%	-8.52%	to	-9.12%
2006	0.95%	to	1.60%	17,052	17.41	to	16.71	293,641	0.00%	16.73%	to	15.96%
2005	0.95%	to	1.60%	21,774	14.91	to	14.41	321,355	0.12%	6.87%	to	6.17%
2009	Reserves for annuity contracts in payout phase:								44,895
2009	Contract owners equity:								$226,799,748
2008	Reserves for annuity contracts in payout phase:								36,699
2008	Contract owners equity:								$197,657,447
2007	Reserves for annuity contracts in payout phase:								71,144
2007	Contract owners equity:								$341,813,434
2006	Reserves for annuity contracts in payout phase:								81,495
2006	Contract owners equity:								$355,699,377
2005	Reserves for annuity contracts in payout phase:								82,830
2005	Contract owners equity:								$348,541,242
*	Denotes the minimum and/or maximum of the total return ranges, for underlying mutual fund options that were added and funded during the reporting period. One or both of the returns presented may not be annualized. Minimum and maximum ranges are not shown for underlying mutual fund options for which a single contract expense rate (product option) exists. In such case, the total return presented is representative of all units issued and outstanding at period end.
**	This represents the range of annual contract expense rates of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.
***	This represents the dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by average net assets. The ratios exclude those expenses, such as mortality and expense charges or contract maintenance charges, that result in direct reductions to the contractholder accounts through reductions in unit values or redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
****	This represents the range of minimum and maximum total returns for the period indicated, including changes in the value of the underlying mutual fund, which reflects the reduction of the unit value for expenses assessed. It does not include any expenses assessed through the redemption of units, the inclusion of which would result in a reduction of the total return presented. Total return is not annualized if the underlying mutual fund option is initially offered, funded, or both, during the period presented.

Report of Independent Registered Public Accounting Firm

The Board of Directors and Shareholder

Nationwide Life Insurance Company:

We have audited the accompanying consolidated balance sheets of Nationwide Life Insurance Company and subsidiaries (the Company) as of December 31, 2009 and 2008, and the related consolidated statements of income (loss), changes in equity and cash flows for each of the years in the three-year period ended December 31, 2009. In connection with our audits of the consolidated financial statements, we also have audited the financial statement schedules as listed in the accompanying index. These consolidated financial statements and financial statement schedules are the responsibility of the Company’s management. Our responsibility is to express an opinion on these consolidated financial statements and financial statement schedules based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the consolidated financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Nationwide Life Insurance Company and subsidiaries as of December 31, 2009 and 2008, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 2009, in conformity with U.S. generally accepted accounting principles. Also in our opinion, the related financial statement schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.

As discussed in Note 2 to the consolidated financial statements, the Company changed its method of evaluating other-than-temporary impairments of debt securities due to the adoption of new accounting requirements issued by the FASB, as of January 1, 2009.

/s/ KPMG LLP
Columbus, Ohio
March 1, 2010

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Statements of Income (Loss)

(in millions)

	Years ended December 31,
	2009	2008	2007
Revenues:
Policy charges	$1,245.1	$1,340.5	$1,383.9
Premiums	469.7	394.1	407.0
Net investment income	1,879.1	1,864.7	2,192.2
Net realized investment gains (losses)	453.8	(347.8)	(47.2)
Other-than-temporary impairment losses (consisting of $992.1 of total other-than-temporary impairment losses, net of $417.5 recognized in other comprehensive income, for the year ended December 31, 2009)	(574.6)	(1,130.7)	(117.7)
Other income	(3.9)	(4.2)	8.9

Total revenues	3,469.2	2,116.6	3,827.1

Benefits and expenses:
Interest credited to policyholder accounts	1,100.1	1,172.6	1,311.0
Benefits and claims	812.1	856.1	672.5
Policyholder dividends	87.0	93.1	83.1
Amortization of deferred policy acquisition costs	465.6	691.6	382.1
Amortization of value of business acquired and other intangible assets	62.8	30.9	48.5
Interest expense, primarily with Nationwide Financial Services, Inc. (NFS)	55.3	61.8	70.0
Other operating expenses	579.8	631.6	630.8

Total benefits and expenses	3,162.7	3,537.7	3,198.0

Income (loss) from continuing operations before federal income tax expense (benefit)	306.5	(1,421.1)	629.1
Federal income tax expense (benefit)	47.9	(533.8)	147.3

Income (loss) from continuing operations	258.6	(887.3)	481.8
Cumulative effect of adoption of accounting principle, net of taxes	—	—	(6.0)

Net income (loss)	258.6	(887.3)	475.8
Less: Net loss attributable to noncontrolling interest	52.3	72.3	50.9

Net income (loss) attributable to NLIC	$310.9	$(815.0)	$526.7

See accompanying notes to consolidated financial statements.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Balance Sheets

(in millions, except for share and per share amounts)

	December 31,
	2009	2008
Assets
Investments:
Securities available-for-sale, at fair value:
Fixed maturity securities (amortized cost $25,103.1 and $24,122.6)	$24,749.7	$21,387.5
Equity securities (amortized cost $48.8 and $62.2)	52.6	54.1
Mortgage loans on real estate, net	6,829.0	7,770.1
Short-term investments, including amounts managed by a related party	1,003.4	2,913.0
Other investments	1,516.8	1,733.2

Total investments	34,151.5	33,857.9

Cash and cash equivalents	49.1	42.0
Accrued investment income	401.9	342.9
Deferred policy acquisition costs	3,983.1	4,523.8
Value of business acquired	276.9	334.0
Goodwill	199.8	199.8
Other assets	2,085.2	3,662.2
Separate account assets	57,846.2	48,841.0

Total assets	$98,993.7	$91,803.6

Liabilities and Shareholder’s Equity
Liabilities:
Future policy benefits and claims	$33,149.4	$35,714.5
Short-term debt	150.0	249.7
Long-term debt, payable to NFS	700.0	700.0
Other liabilities	1,826.4	2,589.6
Separate account liabilities	57,846.2	48,841.0

Total liabilities	93,672.0	88,094.8

Shareholder’s equity:
Common stock ($1 par value; authorized - 5,000,000 shares; issued and outstanding - 3,814,779 shares)	3.8	3.8
Additional paid-in capital	1,717.7	1,697.7
Retained earnings	3,515.2	2,952.6
Accumulated other comprehensive loss	(265.6)	(1,361.3)

Total shareholder’s equity	4,971.1	3,292.8
Noncontrolling interest	350.6	416.0

Total equity	5,321.7	3,708.8

Total liabilities and equity	$98,993.7	$91,803.6

See accompanying notes to consolidated financial statements.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Condensed Consolidated Statements of Changes in Equity

(in millions)

	Common stock	Additional paid-in capital	Retained earnings	Accumulated other comprehensive income (loss)	Total shareholder’s equity	Non- controlling interest	Total equity
Balance as of December 31, 2006	$3.8	$1,358.8	$4,311.3	$24.6	$5,698.5	$445.5	$6,144.0

Dividends to NFS	—	—	(612.5)	—	(612.5)	—	(612.5)
Member contributions to noncontrolling interest	—	—	—	—	—	70.7	70.7
Other, net	—	—	2.6	—	2.6	0.4	3.0

Comprehensive income (loss):
Net income (loss)	—	—	526.7	—	526.7	(50.9)	475.8
Other comprehensive loss, net of taxes	—	—	—	(111.7)	(111.7)	—	(111.7)

Total comprehensive income (loss)					415.0	(50.9)	364.1

Balance as of December 31, 2007	$3.8	$1,358.8	$4,228.1	$(87.1)	$5,503.6	$465.7	$5,969.3

Dividends to NFS	—	—	(460.5)	—	(460.5)	—	(460.5)
Capital contributed by NFS	—	338.9	—	—	338.9	—	338.9
Member contributions to noncontrolling interest	—	—	—	—	—	23.0	23.0
Other, net	—	—	—	—	—	(0.4)	(0.4)

Comprehensive loss:
Net loss	—	—	(815.0)	—	(815.0)	(72.3)	(887.3)
Other comprehensive loss, net of taxes	—	—	—	(1,274.2)	(1,274.2)	—	(1,274.2)

Total comprehensive loss					(2,089.2)	(72.3)	(2,161.5)

Balance as of December 31, 2008	$3.8	$1,697.7	$2,952.6	$(1,361.3)	$3,292.8	$416.0	$3,708.8

Cumulative effect of change in accounting principle, net of taxes	—	—	249.7	(249.7)	—	—	—
Capital contributed by NFS	—	20.0	—	—	20.0	—	20.0
Other, net	—	—	2.0	—	2.0	(13.1)	(11.1)

Comprehensive income (loss):
Net income (loss)	—	—	310.9	—	310.9	(52.3)	258.6
Other comprehensive income, net of taxes	—	—	—	1,345.4	1,345.4	—	1,345.4

Total comprehensive income (loss)					1,656.3	(52.3)	1,604.0

Balance as of December 31, 2009	$3.8	$1,717.7	$3,515.2	$(265.6)	$4,971.1	$350.6	$5,321.7

See accompanying notes to consolidated financial statements.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Statements of Cash Flows

(in millions)

	Years ended December 31,
	2009	2008	2007
Cash flows from operating activities:
Net income (loss)	$258.6	$(887.3)	$475.8
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Net realized investment (gains) losses	(453.8)	347.8	47.2
Other-than-temporary impairment losses	574.6	1,130.7	117.7
Interest credited to policyholder accounts	1,100.1	1,172.6	1,311.0
Capitalization of deferred policy acquisition costs	(513.0)	(587.6)	(631.3)
Amortization of deferred policy acquisition costs	465.6	691.6	382.1
Amortization and depreciation	51.1	48.1	81.7
Decrease (increase) in other assets	291.6	(727.2)	552.7
(Decrease) increase in policy and other liabilities	(1,859.9)	583.0	(50.6)
Decrease (increase) in derivative assets	582.3	(1,030.7)	(146.9)
Increase in derivative liabilities	57.0	153.9	96.4
Other, net	57.4	51.0	10.0

Net cash provided by operating activities	611.6	945.9	2,245.8

Cash flows from investing activities:
Proceeds from maturity of securities available-for-sale	3,889.2	4,271.5	4,582.7
Proceeds from sale of securities available-for-sale	4,210.5	4,308.8	4,977.9
Proceeds from repayments or sales of mortgage loans on real estate	773.1	869.1	2,653.7
Cost of securities available-for-sale acquired	(9,205.7)	(7,255.5)	(8,400.2)
Cost of mortgage loans on real estate originated or acquired	(35.7)	(371.8)	(1,944.0)
Net decrease (increase) in short-term investments	1,909.6	(1,856.8)	831.5
Collateral (paid) received, net	(868.6)	592.2	(207.3)
Other, net	207.7	15.3	(156.2)

Net cash provided by investing activities	880.1	572.8	2,338.1

Cash flows from financing activities:
Net (decrease) increase in short-term debt	(99.7)	(35.6)	210.1
Capital contributed by NFS	20.0	—	—
Cash dividends paid to NFS	—	(280.7)	(612.5)
Investment and universal life insurance product deposits and other additions	3,877.1	3,862.3	3,913.8
Investment and universal life insurance product withdrawals and other deductions	(5,301.4)	(5,305.9)	(8,101.8)
Other, net	19.4	281.9	0.3

Net cash used in financing activities	(1,484.6)	(1,478.0)	(4,590.1)

Net increase (decrease) in cash and cash equivalents	7.1	40.7	(6.2)
Cash and cash equivalents, beginning of period	42.0	1.3	7.5

Cash and cash equivalents, end of period	$49.1	$42.0	$1.3

See accompanying notes to consolidated financial statements.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2009, 2008 and 2007

(1)	Nature of Operations
Nationwide Life Insurance Company (NLIC, or collectively with its subsidiaries, the Company) was incorporated in 1929 and is an Ohio stock legal reserve life insurance company. The Company is a member of the Nationwide group of companies (Nationwide), which is comprised of Nationwide Mutual Insurance Company (NMIC) and all of its subsidiaries and affiliates.

All of the outstanding shares of NLIC’s common stock are owned by NFS, a holding company formed by Nationwide Corporation (Nationwide Corp.), a majority-owned subsidiary of NMIC.

On August 6, 2008, NFS entered into a definitive agreement for NMIC, and Nationwide Corporation (Nationwide Corp.)., to acquire all of the outstanding publicly held Class A common shares of NFS for $52.25 per share in cash. The transaction closed on January 1, 2009 and NFS became a privately held subsidiary of Nationwide Corp.

Wholly-owned subsidiaries of NLIC as of December 31, 2009 include Nationwide Life and Annuity Insurance Company (NLAIC) and Nationwide Investment Services Corporation (NISC). NLAIC offers universal life insurance, variable universal life insurance, corporate-owned life insurance (COLI) and individual annuity contracts on a non-participating basis. NISC is a registered broker-dealer.

The Company is a leading provider of long-term savings and retirement products in the United States of America (U.S.). The Company develops and sells a diverse range of products including individual annuities, private and public sector group retirement plans, other investment products sold to institutions, life insurance and advisory services.

The Company sells its products through a diverse distribution network. Unaffiliated entities that sell the Company’s products to their own customer bases include independent broker-dealers, financial institutions, wirehouse and regional firms, pension plan administrators, and life insurance specialists. Representatives of affiliates who market products directly to a customer base include Nationwide Retirement Solutions, Inc. (NRS), and Nationwide Financial Network (NFN) producers. The Company also distributes products through the agency distribution force of its ultimate parent company, NMIC.

As of December 31, 2009 and 2008, the Company did not have a significant concentration of financial instruments in a single investee, industry or geographic region of the U.S. Also, the Company did not have a concentration of business transactions with a particular customer, lender, distribution source, market or geographic region of the U.S. in which business is conducted that makes it overly vulnerable to a single event which could cause a severe impact to the Company’s financial position.

On December 31, 2009, NLIC merged with its affiliate, Nationwide Life Insurance Company of America and subsidiaries (NLICA), with NLIC as the surviving entity. In addition, NLIC’s subsidiary, Nationwide Life and Annuity Insurance Company (NLAIC), merged with a subsidiary of NLICA, Nationwide Life and Annuity Company of America (NLACA), effective as of December 31, 2009, with NLAIC as the surviving entity. The mergers were completed to streamline the enterprise’s capital structure and create operational efficiencies. See Note 2 (p) for further information.

(2)	Summary of Significant Accounting Policies
The Company’s significant accounting policies that materially affect financial reporting are summarized below. The accompanying consolidated financial statements were prepared in accordance with United States generally accepted accounting principles (GAAP).

The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements. Actual results could differ significantly from those estimates.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

The Company’s most critical estimates include those used to determine the following: the balance, recoverability and amortization of deferred policy acquisition costs (DAC); whether an available-for-sale security is other-than-temporarily impaired, valuation allowances for mortgage loans on real estate; valuation of derivatives; the liability for future policy benefits and claims, including the valuation of embedded derivatives resulting from living benefit contracts; and the federal income tax provision. Although some variability is inherent in these estimates, recorded amounts reflect management’s best estimates based on facts and circumstances as of the balance sheet date. Management believes the amounts provided are appropriate.

Certain items in the 2008 and 2007 consolidated financial statements and related notes have been reclassified to conform to the current presentation.

(a) Consolidation Policy

The consolidated financial statements include the accounts of NLIC and companies in which NLIC directly or indirectly has a controlling financial interest. All significant intercompany balances and transactions were eliminated in consolidation.

(b) Subsequent events

The Company evaluated subsequent events through the date the consolidated financial statements were filed with the SEC.

(c) Valuation of Investments, Investment Income, Related Gains and Losses and Other-Than-Temporary Impairment Evaluations

The Company is required to classify its fixed maturity securities and marketable equity securities as held-to-maturity, available-for-sale or trading. All fixed maturity and marketable equity securities are classified as available-for-sale. Available-for-sale securities are stated at fair value, with unrealized gains and losses, net of adjustments to DAC, value of business acquired (VOBA), future policy benefits and claims, policyholder dividend obligation and deferred federal income taxes reported as a separate component of accumulated other comprehensive income (loss) (AOCI) in shareholder’s equity. The adjustment to DAC and VOBA represents the changes in amortization of DAC and VOBA that would have been required as a charge or credit to operations had such unrealized amounts been realized and allocated to the product lines. The adjustment to future policy benefits and claims represents the increase in policy reserves from using a discount rate that would have been required had such unrealized amounts been realized and the proceeds reinvested at then current market interest rates, which were lower than the then current effective portfolio rate. Net realized gains and losses on the sale of investments are determined using the specific identification method.

For fixed maturity and marketable equity securities for which market quotations are available, the Company generally uses independent pricing services to assist in determining the fair value measurement. For certain fixed maturity securities not priced by independent services (generally investment grade private placement securities without quoted market prices), an internally developed pricing model or “corporate pricing matrix” is most often used. The corporate pricing matrix is developed by obtaining private spreads versus the U.S. Treasury yield for corporate securities with varying weighted average lives and bond ratings. The weighted average life and bond rating of a particular fixed maturity security to be priced using the corporate matrix are important inputs into the model and are used to determine a corresponding spread that is added to the U.S. Treasury yield to create an estimated market yield for that bond. The estimated market yield and other relevant factors are then used to estimate the fair value of the particular fixed maturity security. See Note 4 for further information regarding these alternative pricing processes.

For mortgage-backed securities, the Company recognizes income using a constant effective yield method based on prepayment assumptions and the estimated economic life of the securities. When estimated prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and anticipated future payments. Any resulting adjustment is included in net investment income. All other investment income is recorded using the interest method without anticipating the impact of prepayments.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

Management regularly reviews each investment in its fixed maturity and equity securities portfolios to evaluate the necessity of recording impairment losses for other-than-temporary declines in the fair value of investments.

As a result of the Company’s adoption of guidance impacting Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) 320-10, Investments – Debt and Equity Securities, in the first quarter of 2009, for all debt securities evaluated for other-than-temporary impairment (for which the Company does not have the intent to sell and it is not more likely than not that it will be required to sell the security before the recovery of its amortized cost basis), the Company considers the timing and amount of the cash flows. The Company evaluates its intent to sell on an individual security basis.

Additionally, debt securities that become other-than-temporarily impaired (where the Company does not intend to sell the security and it is not more likely than not that it will be required to sell the security prior to recovery of the security’s amortized cost) are bifurcated with the credit portion of the impairment loss being recognized in earnings and the non-credit loss portion of the impairment being recognized in a separate component of other comprehensive income, net of applicable taxes and other offsets.

The Company’s practice is to disclose as part of the separate component of accumulated other comprehensive income both the non-credit portion of the other-than-temporary impairment recognized in other comprehensive income and any subsequent changes in the fair value of those debt securities.

Prior to 2009, an other-than-temporary impairment charge was taken when the Company did not have the ability and intent to hold the security until the forecasted recovery or if it was probable that the Company would not recover all contractual amounts when due. Many criteria were considered during this process including, but not limited to, specific credit issues and financial prospects related to the issuer, the quality of the underlying collateral, management’s intent and ability to hold the security until recovery, current economic conditions that could affect the creditworthiness of the issuer in the future, the current fair value as compared to the amortized cost of the security, the extent and duration of the unrealized loss, and the rating of the affected security. Other-than-temporary impairment losses result in a permanent reduction to the cost basis of the underlying investment equal to the difference between the estimated fair value of the security and its amortized cost.

The Company provides valuation allowances for impairments of mortgage loans on real estate based on a review by portfolio managers. Mortgage loans on real estate are considered impaired when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. When management determines that a loan is impaired, a provision for loss is established equal to either the difference between the carrying value and the present value of expected future cash flows discounted at the loan’s effective interest rate or the fair value of the collateral if the loan is collateral dependent.

In addition to the valuation allowance on loan-specific reserves, the Company maintains an allowance not yet specifically identified by loan for probable losses inherent in the loan portfolio as of the balance sheet date. The valuation allowance for mortgage loans on real estate reflects management’s best estimate of probable credit losses, including losses incurred at the balance sheet date but not yet identified by specific loan. Management’s periodic evaluation of the adequacy of the allowance for losses is based on past loan loss experience, known and inherent risks in the portfolio, adverse situations that may affect the borrower’s ability to repay, the estimated value of the underlying collateral, composition of the loan portfolio, current economic conditions and other relevant factors.

Changes in the valuation allowance are recorded in net realized investment gains and losses, while loan-specific reserves are included in other-than-temporary impairment losses. Loans in default or in the process of foreclosure are placed on non-accrual status. Interest received on non-accrual status mortgage loans on real estate is included in net investment income in the period received. Interest income on mortgage loans is recognized over the life of the loan using the effective-yield method.

Real estate to be held and used is carried at cost less accumulated depreciation. Real estate designated as held for disposal is not depreciated and is carried at the lower of the carrying value at the time of such designation or fair value less cost to sell. Other long-term investments are carried on the equity method of accounting.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

Impairment losses are recorded on investments in long-lived assets used in operations when indicators of impairment are present and the undiscounted cash flows estimated to be generated by those assets are less than the assets’ carrying amounts.

Impairment losses for other-than-temporary declines in the fair values of applicable investments are included in other-than-temporary impairment losses in the consolidated statements of income (loss).

(d) Derivative Instruments

The Company uses derivative instruments in efforts to manage exposures and mitigate risks associated with interest rates, equities, foreign currency and credit. These derivative instruments primarily include interest rate swaps, futures contracts, credit default swaps, cross-currency swaps and other traditional swap agreements. Certain features embedded in the Company’s investment portfolio, equity-indexed life and annuity contracts and certain variable life and annuity contracts are derivatives requiring separate accounting under the provisions of FASB ASC 815-15 Embedded Derivatives. All derivative instruments are carried at fair value and are reflected as an asset or liability. See Note 5 for a discussion on the Company’s use of derivative instruments.

(e) Revenues and Benefits

Investment and Universal Life Insurance Products: Investment products consist primarily of individual and group variable and fixed deferred annuities. Universal life insurance products include universal life insurance, variable universal life insurance, corporate-owned life insurance (COLI), bank-owned life insurance (BOLI) and other interest-sensitive life insurance policies. Revenues for investment products and universal life insurance products consist of net investment income, asset fees, cost of insurance charges, administrative fees and surrender charges that have been earned and assessed against policy account balances during the period. The timing of revenue recognition as it relates to fees assessed on investment contracts and universal life contracts is determined based on the nature of such fees. Asset fees, cost of insurance charges and administrative fees are assessed on a daily or monthly basis and recognized as revenue when assessed and earned. Certain amounts assessed that represent compensation for services to be provided in future periods are reported as unearned revenue and recognized in income over the periods benefited. Surrender charges are recognized upon surrender of a contract in accordance with contractual terms. Policy benefits and claims that are charged to expense include interest credited to policyholder accounts and benefits and claims incurred in the period in excess of related policyholder accounts.

Traditional Life Insurance Products: Traditional life insurance products include those products with fixed and guaranteed premiums and benefits, and primarily consist of whole life insurance, limited-payment life insurance, term life insurance and certain annuities with life contingencies. Premiums for traditional life insurance products are recognized as revenue when due. Benefits and expenses are associated with earned premiums so that profits are recognized over the life of the contract. This association is accomplished through the provision for future policy benefits and the deferral and amortization of policy acquisition costs.

(f) Cash and Cash Equivalents

Cash and cash equivalents consist of short-term highly liquid investments with original maturities of less than three months at the time of purchase. The Company carries cash and cash equivalents at cost, which approximates fair value.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

(g) Deferred Policy Acquisition Costs

Investment and universal life insurance products. The Company has deferred certain costs of acquiring investment and universal life insurance products business, principally commissions, certain expenses of the policy issue and underwriting department, and certain variable sales expenses that relate to and vary with the production of new and renewal business. In addition, the Company defers sales inducements, such as interest credit bonuses and jumbo deposit bonuses. Investment products primarily consist of individual and group variable and fixed deferred annuities in the Individual Investments and Retirement Plans segments. Universal life insurance products include universal life insurance, variable universal life insurance, COLI, BOLI and other interest-sensitive life insurance policies in the Individual Protection segment. DAC is subject to recoverability testing in the year of policy issuance and loss recognition testing at the end of each reporting period.

For investment and universal life insurance products, the Company amortizes DAC with interest over the lives of the policies in relation to the present value of estimated gross profits from projected interest margins, asset fees, cost of insurance charges, administrative fees, surrender charges, and net realized investment gains and losses less policy benefits and policy maintenance expenses. The Company adjusts the DAC asset related to investment and universal life insurance products to reflect the impact of unrealized gains and losses on fixed maturity securities available-for-sale, as described in Note 2(c).

The assumptions used in the estimation of future gross profits are based on the Company’s current best estimates of future events and are reviewed as part of an annual process during the second quarter. During the annual process, the Company performs a comprehensive study of assumptions, including mortality and persistency studies, maintenance expense studies, and an evaluation of projected general and separate account investment returns. The most significant assumptions that are involved in the estimation of future gross profits include future net separate account investment performance, surrender/lapse rates, interest margins and mortality. Currently, the Company’s long-term assumption for net separate account investment performance is approximately 7% growth per year and varies by product. The Company reviews this assumption, like others, as part of its annual process. If this assumption were unlocked, the date of the unlocking could become the anchor date used in the reversion to the mean process (defined below). Variances from the long-term assumption are expected since the majority of the investments in the underlying separate accounts are in equity securities, which strongly correlate in the aggregate with the Standard & Poor’s (S&P) 500 Index. The Company bases its reversion to the mean process on actual net separate account investment performance from the anchor date to the valuation date. The Company then assumes different performance levels over the next three years such that the separate account mean return measured from the anchor date to the end of the life of the product equals the long-term assumption. The assumed net separate account investment performance used in the DAC models is intended to reflect what is anticipated. However, based on historical returns of the S&P 500 Index, and as part of its pre-set parameters, the Company’s reversion to the mean process generally limits net separate account investment performance to 0-15% during the three-year reversion period.

Changes in assumptions can have a significant impact on the amount of DAC reported for investment and universal life insurance products and their related amortization patterns. In the event actual experience differs from assumptions or future assumptions are revised, the Company is required to record an increase or decrease in DAC amortization expense, which could be significant. In general, increases in the estimated long-term general and separate account returns result in increased expected future profitability and may lower the rate of DAC amortization, while increases in long-term lapse/surrender and mortality assumptions reduce the expected future profitability of the underlying business and may increase the rate of DAC amortization.

In addition to the comprehensive annual study of assumptions, management evaluates the appropriateness of the individual variable annuity DAC balance quarterly within pre-set parameters. These parameters are designed to appropriately reflect the Company’s long-term expectations with respect to individual variable annuity contracts while also evaluating the potential impact of short-term experience on the Company’s recorded individual variable annuity DAC balance. If the recorded balance of individual variable annuity DAC falls outside of these parameters for a prescribed period, or if the recorded balance falls outside of these parameters and management determines it is not reasonably possible to get back within the parameters during a given period, assumptions are required to be unlocked, and DAC is recalculated using revised best estimate assumptions. When DAC assumptions are unlocked and revised, the Company continues to use the reversion to the mean process.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

See Note 7 for a discussion of assumption changes that impacted DAC amortization and related balances for 2007, 2008 and 2009.

Traditional life insurance products. Generally, DAC related to traditional life insurance products is amortized with interest over the premium-paying period of the related policies in proportion to the ratio of actual annual premium revenue to the anticipated total premium revenue. Such anticipated premium revenue is estimated using the same assumptions as those used for computing liabilities for future policy benefits at issuance. Under existing accounting guidance, the concept of DAC unlocking does not apply to traditional life insurance products, although evaluations of DAC for recoverability at the time of policy issuance and loss recognition testing at each reporting period are required.

(h) Value of Business Acquired

As a result of the acquisition of NFN in 2002 and the application of purchase accounting, the Company reports an intangible asset representing the estimated fair value of the business in force and the portion of the purchase price that was allocated to the value of the right to receive future cash flows from the life insurance and annuity contracts existing as of the closing date of the NFN acquisition. The value assigned to VOBA was supported by an independent valuation study commissioned by the Company and executed by a team of qualified valuation experts, including actuarial consultants. The expected future cash flows used in determining such value were based on actuarially determined projections by major lines of business of future policy and contract charges, premiums, mortality and morbidity, separate account performance, surrenders, changes in reserves, operating expenses, investment income and other factors. These projections considered all known or expected factors at the valuation date based on the judgment of management. The actual experience on purchased business, to some extent, has and may continue to vary from projections due to differences in renewal premiums, investment spreads, investment gains and losses, mortality and morbidity costs, or other factors.

Amortization of VOBA occurs with interest over the anticipated lives of the major lines of business to which it relates (initially ranging from 13 to 30 years) in relation to estimated gross profits, gross margins or premiums, as appropriate. If estimated gross profits, gross margins or premiums differ from expectations, the amortization of VOBA is adjusted on a retrospective or prospective basis, as appropriate. The VOBA asset related to investment products and universal life insurance products is adjusted annually for the impact of net unrealized gains and losses on securities available-for-sale had such gains and losses been realized and allocated to the product lines, as described in Note 2(c). The recoverability of VOBA is evaluated annually. If the evaluation indicates that the existing insurance liabilities, together with the present value of future net cash flows from the blocks of business acquired, is insufficient to recover VOBA, the difference, if any, is charged to expense as accelerated amortization of VOBA.

For those products amortized in relation to estimated gross profits, the most significant assumptions involved in the estimation of future gross profits include future net separate account performance, surrender/lapse rates, interest margins and mortality. The Company’s long-term assumption for net separate account performance is currently 7%. If actual net separate account performance varies from the 7% assumption, the Company assumes different performance levels over the next three years such that the mean return equals the long-term assumption. The assumed net separate account return assumptions used in the VOBA models are intended to reflect what is anticipated. However, based on historical returns of the S&P 500 Index, the Company’s reversion to the mean process generally limits returns to 0-15% during the three-year reversion period.

Changes in assumptions can have a significant impact on the amount of VOBA reported for all products and their related amortization patterns. In the event actual experience differs from assumptions or assumptions are revised, the Company is required to record an increase or decrease in VOBA amortization expense (VOBA unlocking), which could be significant. In general, increases in the estimated long-term general and separate account returns result in increased expected future profitability and may lower the rate of VOBA amortization, while increases in long-term lapse/surrender and mortality assumptions reduce the expected future profitability of the underlying business and may increase the rate of VOBA amortization.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

The use of discount rates was necessary to establish fair values of VOBA acquired in the NFN transaction. In selecting the appropriate discount rates, management considered its weighted average cost of capital as well as the weighted average cost of capital required by market participants. In addition, consideration was given to the perceived risk of the assets acquired, which includes the expected growth and competitive profile of the life insurance market and the nature of the assumptions used in the valuation process. An after-tax discount rate of 11.0% was used to value VOBA, while after-tax discount rates ranging from 11.0% to 12.5% were used to value the other intangible assets acquired in the NFN transaction, as well as for net realized gains and losses, net of taxes, allocated to the closed block.

(i) Goodwill

In connection with acquisitions of operating entities, the Company recognizes the excess of the purchase price over the fair value of net assets acquired as goodwill. Goodwill is not amortized, but is evaluated for impairment at the reporting unit level annually in the third quarter. Goodwill of a reporting unit also is tested for impairment on an interim basis in addition to the annual evaluation if an event occurs or circumstances change which would more likely than not reduce the fair value of a reporting unit below its carrying amount.

The process of evaluating goodwill for impairment requires several judgments and assumptions to be made to determine the fair value of the reporting units, including the method used to determine fair value; discount rates; expected levels of cash flows, revenues and earnings; and the selection of comparable companies used to develop market-based assumptions. The Company performed its annual impairment test as of June 30, 2009.

(j) Closed Block

In connection with the sponsored demutualization of Provident Mutual Life Insurance Company (Provident) prior to its acquisition, Provident established a closed block for the benefit of certain classes of individual participating policies that had a dividend scale payable in 2001. Assets were allocated to the closed block in an amount that produces cash flows which, together with anticipated revenues from closed block business, is reasonably expected to be sufficient to provide for (1) payment of policy benefits, specified expenses and taxes, and (2) the continuation of dividends throughout the life of the Provident policies included in the closed block based upon the dividend scales payable for 2001, if the experience underlying such dividend scales continues.

Assets allocated to the closed block benefit only the holders of the policies included in the closed block and will not revert to the benefit of the Company. No reallocation, transfer, borrowing or lending of assets can be made between the closed block and other portions of the Company’s general account, any of its separate accounts, or any affiliate of the Company without the approval of the Pennsylvania Insurance Department (PID). The closed block will remain in effect as long as any policy in the closed block is in force.

If, over time, the aggregate performance of the closed block assets and policies is better than was assumed in funding the closed block, dividends to policyholders will increase. If, over time, the aggregate performance of the closed block assets and policies is less favorable than was assumed in the funding, dividends to policyholders could be reduced. If the closed block has insufficient funds to make guaranteed policy benefit payments, such payments will be made from the Company’s assets outside of the closed block, which are general account assets.

The assets and liabilities allocated to the closed block are recorded in the Company’s consolidated financial statements on the same basis as other similar assets and liabilities. The carrying amount of closed block liabilities in excess of the carrying amount of closed block assets at the date Provident was acquired by the Company represents the maximum future earnings from the assets and liabilities designated to the closed block that can be recognized in income, for the benefit of stockholders, over the period the policies in the closed block remain in force.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

If actual cumulative earnings exceed expected cumulative earnings, the expected earnings are recognized in income. This is because the excess cumulative earnings over expected cumulative earnings, which represents undistributed accumulated earnings attributable to policyholders, is recorded as a policyholder dividend obligation. Therefore, the excess will be paid to closed block policyholders as an additional policyholder dividend expense in the future unless it is otherwise offset by future performance of the closed block that is less favorable than originally expected. If actual cumulative performance is less favorable than expected, actual earnings will be recognized in income.

The principal cash flow items that affect the amount of closed block assets and liabilities are premiums, net investment income, purchases and sales of investments, policyholder benefits, policyholder dividends, premium taxes and income taxes. The principal income and expense items excluded from the closed block are management and maintenance expenses, commissions, net investment income, and realized gains and losses on investments held outside of the closed block that support the closed block business, all of which enter into the determination of total gross margins of closed block policies for the purpose of the amortization of VOBA.

(k) Separate Accounts

Separate account assets and liabilities represent contractholders’ funds that have been legally segregated into accounts with specific investment objectives. Separate account assets are recorded at fair value and the Company primarily uses net asset value (NAV) to estimate the underlying fair value for certain mutual funds that do not have readily determinable fair values. The Company also uses market quotations to determine the underlying fair value of mutual funds when available. Investment income and realized investment gains or losses of these accounts accrue directly to the contractholders. The activity of the separate accounts is not reflected in the consolidated statements of income (loss) except for (1) the fees the Company receives, which are assessed on a daily or monthly basis and recognized as revenue when assessed and earned, and (2) the activity related to contract guarantees, which are riders to existing variable annuity contracts.

(l) Future Policy Benefits and Claims

The process of calculating reserve amounts for a life insurance organization involves the use of a number of assumptions, including those related to persistency (how long a contract stays with a company), mortality (the relative incidence of death in a given time), morbidity (the relative incidence of disability resulting from disease or physical impairment) and interest rates (the rates expected to be paid or received on financial instruments, including insurance or investment contracts).

The Company calculates its liability for future policy benefits and claims for investment products in the accumulation phase and universal life and variable universal life insurance policies as the policy account balance, which represents participants’ net premiums and deposits plus investment performance and interest credited less applicable contract charges.

The Company’s liability for funding agreements to an unrelated third party trust related to the medium-term note (MTN) program equals the balance that accrues to the benefit of the contractholder, including interest credited. The funding agreements constitute insurance obligations and are considered annuity contracts under Ohio insurance laws.

The liability for future policy benefits and claims for traditional life insurance policies was determined using the net level premium method using interest rates varying from 2.0% to 10.5% and estimates of mortality, morbidity, investment yields and withdrawals that were used or being experienced at the time the policies were issued.

The liability for future policy benefits for payout annuities was calculated using the present value of future benefits and maintenance costs discounted using interest rates varying generally from 3.0% to 13.0%.

(m) Participating Business

Participating business, which refers to policies that participate in profits through policyholder dividends, represented approximately 4% of the Company’s life insurance in force in 2009 (5% in 2008 and 6% in 2007), 51% of the number of life insurance policies in force in 2009 (54% in 2008 and 56% in 2007) and 12% of life insurance statutory premiums in 2009 (12% in 2008 and 12% in 2007). The provision for policyholder dividends was based on the current dividend scales and has been included in future policy benefits and claims in the consolidated balance sheets.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

(n) Federal Income Taxes

The Company provides for federal income taxes based on amounts the Company believes it ultimately will owe. Inherent in the provision for federal income taxes are estimates regarding the deductibility of certain items and the realization of certain tax credits. In the event the ultimate deductibility of certain items or the realization of certain tax credits differs from estimates, the Company may be required to significantly change the provision for federal income taxes recorded in the consolidated financial statements. Any such change could significantly affect the amounts reported in the consolidated statements of income (loss).

The Company utilizes the asset and liability method of accounting for income taxes. Under this method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. Under this method, the effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are established when it is determined that it is more likely than not that the deferred tax asset will not be fully realized.

(o) Reinsurance Ceded

Reinsurance premiums ceded and reinsurance recoveries on benefits and claims incurred are deducted from the respective income and expense accounts. Assets and liabilities related to reinsurance ceded generally are reported in the consolidated balance sheets on a gross basis, separately from the related future policy benefits and claims of the Company. The ceding of risk does not discharge the original insurer from its primary obligation to the policyholder.

(p) NLICA Merger

On December 31, 2009, NLIC merged with its affiliate, NLICA, with NLIC as the surviving entity. In addition, NLIC’s subsidiary, NLAIC, merged with a subsidiary of NLICA, NLACA, effective as of December 31, 2009, with NLAIC as the surviving entity. The merger was accounted for at historical cost in a manner similar to a pooling of interests because the involved entities are under common control. NLICA and subsidiaries are reflected in the Company’s current and prior year consolidated financial statements at the historical cost of the transferred net assets to provide comparative information as though the companies were combined for all periods presented. This presentation is consistent for both GAAP and Statutory reporting. Since NLICA and NLACA are wholly-owned subsidiaries, there is no noncontrolling interest impact.

The Company has presented its consolidated financial statements and accompanying notes as applicable for all years presented to reflect the NLICA merger.

The following tables summarize the impact of the items described above for the years ended December 31 (in millions):

2009

Total revenues	$375.5
Total benefits and expenses	357.3
Federal income tax benefit	(4.9)
Net income	$23.1

2008

Total revenues	$411.0
Total benefits and expenses	395.7
Federal income tax expense	0.5
Net income	$14.8

2007
Total revenues	$510.0
Total benefits and expenses	412.7
Federal income tax expense	(18.8)
Net income	$78.5
(q) Change in Accounting Principle

In April 2009, the FASB issued guidance under FASB ASC 320, Investments – Debt and Equity Securities (FASB Staff Position (FSP), FAS 115-2 and FAS 124-2, Recognition and Presentation of Other-Than-Temporary Impairments). The Company adopted this guidance as of January 1, 2009. The adoption of this guidance resulted in a cumulative-effect adjustment of $249.7 million, net of taxes, as an adjustment to the opening balance of retained earnings with a corresponding adjustment to the opening balance of AOCI.

Historically, the Company accrued for legal costs associated with litigation defense and regulatory investigations by estimating the ultimate costs of such activity. Beginning April 1, 2007, the Company’s accrual for such legal expenses includes only the amount for services that have been provided but not yet paid. The Company believes the newly adopted accounting principle is preferable because it more accurately reflects expenses in the periods in which they are incurred. The Company continues to estimate and accrue the ultimate amounts expected to be paid for litigation and regulatory investigation loss contingencies. The Company has presented its consolidated financial statements and accompanying notes as applicable for all periods presented to retroactively apply the adoption of this change in accounting principle, which lowered net income by $1.9 million in 2007.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

(3)	Recently Issued Accounting Standards
In January 2010, the FASB issued Accounting Standards Update (ASU) 2010-02, which amends FASB ASC 810, Consolidation. This guidance clarifies the scope of the decrease in the ownership provisions and applies to a subsidiary or group of assets that is a business or nonprofit activity, a subsidiary that is a business or nonprofit activity that is transferred to an equity method investee or joint venture, and an exchange of a group of assets that constitutes a business or nonprofit activity for a noncontrolling interest in an entity. This guidance would not be applied to sales of in-substance real estate. If a decrease in ownership occurs in a subsidiary that is not a business or nonprofit activity, an entity first needs to consider whether the substance of the transaction causing the decrease in ownership is addressed in other GAAP, such as transfers of financial assets, revenue recognition, exchanges of nonmonetary assets, or sales of in substance real estate, and apply that guidance as applicable. If no other guidance exists, an entity should apply the guidance in FASB ASC 810-10. This guidance also expands the disclosures about the deconsolidation of a subsidiary or derecognition of a group of assets within the scope of FASB ASC 810-10. In addition to existing disclosures, this guidance requires for such a deconsolidation or derecognition additional disclosures regarding valuation techniques, the nature of continuing involvement with the subsidiary or entity acquiring the group of assets, and whether the transaction was with a related party or whether the former subsidiary or entity acquiring the group of assets will be a related party. The Company adopted this guidance effective December 31, 2009. The adoption of this guidance did not have a material impact on the consolidated financial statements of the Company. The guidance will be applied to prospective transactions, as is required.

In January 2010, the FASB issued ASU 2010-06, which amends FASB ASC 820, Fair Value Measurement and Disclosures. This guidance requires new disclosures and provides amendments to clarify existing disclosures. The new requirements include disclosing transfers in and out of Levels 1 and 2 fair value measurements and the reasons for the transfers and further disaggregating activity in Level 3 fair value measurements. The clarification of existing disclosure guidance includes further disaggregation of fair value measurement disclosures for each class of assets and liabilities and providing disclosures about the valuation techniques and inputs used to measure fair value for both recurring and nonrecurring fair value measurements. The guidance also includes conforming amendments to the guidance on employers’ disclosures about the postretirement benefit plan assets. This guidance is effective for interim and annual reporting periods beginning after December 15, 2009, except for the new disclosures regarding the activity in Level 3 measurements, which shall be effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. The Company will adopt this guidance for the fiscal period beginning January 1, 2010, except for the new disclosure regarding the activity in level 3 measurements, which the Company will adopt for the fiscal period beginning January 1, 2011.

In September 2009 the FASB issued ASU 2009-12, which amends FASB ASC 820, Fair Value Measurements and Disclosures. This guidance applies to reporting entities that hold an investment that is required or permitted to be measured or disclosed at fair value on a recurring or nonrecurring basis but does not have a readily determinable fair value and has attributes of a investment company. For these investments, this update allows, as a practical expedient, the use of NAV as the basis to estimate fair value as long as it is not probable, as of the measurement date, that the investment will be sold and NAV is not the value that will be used in the sale. The NAV must be calculated consistent with the American Institute of Certified Public Accountants Audit and Accounting Guide, Investment Companies, which generally requires these investments to be measured at fair value. Additionally, the guidance provides updated disclosures for investments within its scope and notes that if the investor can redeem the investment with the investee on the measurement date at NAV, the investment should likely be classified as Level 2 in the fair value hierarchy. Investments that cannot be redeemed with the investee at NAV would generally be classified as Level 3 in the fair value hierarchy. If the investment is not redeemable with the investee on the measurement date, but will be at a future date, the length of time until the investment is redeemable should be considered in determining classification as Level 2 or 3. This guidance is effective for interim and annual periods ending after December 15, 2009 with early adoption permitted. The Company adopted this guidance effective December 31, 2009. The adoption of this guidance did not have a material impact on the consolidated financial statements of the Company. See the required disclosures and updated fair value hierarchy disclosed within Note 4.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

In August 2009 the FASB issued ASU 2009-05, which amends FASB ASC 820-10, Fair Value Measurements and Disclosures. This guidance clarifies how the fair value of a liability should be determined. It reiterates that fair value is the price that would be paid to transfer the liability in an orderly transaction between market participants at the measurement date. It notes that the liability should reflect the company’s nonperformance risk and should not reflect restrictions on the transfer of the liability. To determine the exit price, the guidance permits companies to look to the identical liability traded as an asset, similar liabilities traded as assets, or another valuation technique to measure the price the company would pay to transfer the liability. The Company adopted this guidance effective the reporting period ending December 31, 2009. The adoption of this guidance did not have a material impact on the consolidated financial statements of the company.

In June 2009, the FASB issued guidance under FASB ASC 105, Generally Accepted Accounting Principles (Statement of Financial Accounting Standard (SFAS) No. 168, The FASB Accounting Standards CodificationTM and the Hierarchy of Generally Accepted Accounting Principles – a replacement of FASB Statement No. 162 (SFAS 168)). This guidance establishes the FASB ASC as the single source of authoritative GAAP recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal securities laws are also sources of authoritative GAAP for SEC registrants. SFAS 168 and the ASC are effective for financial statements issued for interim and annual periods ending after September 15, 2009. The ASC supersedes all existing non-SEC accounting and reporting standards. All other non-grandfathered, non-SEC accounting literature not included in the ASC have become non-authoritative. Following SFAS 168, the FASB will no longer issue new standards in the form of Statements, FSPs, or EITF Abstracts. Instead, the FASB will issue Accounting Standards Updates, which will serve only to update the ASC, provide background information about the guidance, and provide the bases for conclusions on the change(s) in the ASC. The Company adopted SFAS 168 effective September 30, 2009. The adoption of this guidance did not have an impact on the Company’s consolidated financial statements but will alter the references to accounting literature within the consolidated financial statements.

In June 2009, the FASB issued guidance under FASB ASC 810 Consolidation (SFAS No. 167, Amendments to FASB Interpretation No. 46(R)). In February 2010, this guidance was amended by ASU 2010-10, which defers the application of SFAS No. 167 for certain interests in an entity that has all of the attributes of an investment company, or for which it is industry practice to apply measurement principles for financial reporting that are consistent with those investment companies apply, or the entity is a registered money market fund. An entity that qualifies for the deferral will continue to be assessed under the overall guidance on the consolidation of variable interest entities before the SFAS No. 167 amendments. ASU 2010-10 also clarifies other aspects of the SFAS No. 167 amendments. FASB ASC 810, Consolidation changes the consolidation guidance applicable to a variable interest entity (VIE). It also amends the guidance governing the determination of whether an entity is the VIE’s primary beneficiary (the reporting entity that must consolidate the VIE) by requiring a qualitative analysis rather than a quantitative analysis. The qualitative analysis will include consideration of who has the power to direct the activities of the entity that most significantly impacts the entity’s economic performance and who has the obligation to absorb losses or the right to receive benefits of the VIE that could potentially be significant to the VIE. This guidance also requires continuous reassessment of whether an enterprise is the primary beneficiary of a VIE. Before this guidance, FASB Interpretation No. 46(R) required reconsideration of whether an enterprise was the primary beneficiary of a VIE only when specific events had occurred. This guidance also requires enhanced disclosures about an entity’s involvement with a VIE. This guidance is effective for fiscal and interim reporting periods beginning after November 15, 2009. The Company is in the process of determining the impact of adopting this guidance.

In June 2009, the FASB issued guidance under FASB ASC 860, Transfers and Servicing (SFAS No. 166, Accounting for Transfers of Financial Assets – an amendment of FASB Statement No. 140). This guidance eliminates the concept of a qualifying special-purpose entity (QSPE) and clarifies and amends the derecognition criteria for a transfer to be accounted for as a sale and the unit of account eligible for sale accounting. Additionally, this guidance requires a transferor to initially measure and recognize all assets obtained (including a transferor’s beneficial interest) and liabilities incurred as a result of a transfer of financial assets accounted for as a sale at fair value. Additionally, on and after the effective date, existing QSPEs (as defined under previous accounting standards) must be evaluated for consolidation in accordance with the applicable consolidation guidance. This guidance also establishes new requirements for reporting a transfer of a portion of a financial asset as a sale. This guidance requires enhanced disclosures about, among other things, a transferor’s continuing involvement with transfers of financial assets accounted for as sales, the risks inherent in the transferred financial assets that have been retained, and the nature and financial effect of restrictions on the transferor’s assets that continue to be reported in the consolidated balance sheets. This guidance is effective for fiscal and interim reporting periods beginning after November 15, 2009. The Company adopted this guidance effective January 1, 2010. The guidance will be applied to prospective transactions, as is required.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

In May 2009, the FASB issued guidance under FASB ASC 855, Subsequent Events (SFAS No. 165, Subsequent Events). This guidance establishes general standards of accounting for and disclosure of events that occur after the balance sheet date but before financial statements are issued. In particular, this guidance sets forth the period after the balance sheet date during which management of a reporting entity should evaluate events or transactions that may occur for potential recognition or disclosure, the circumstances under which an entity should recognize events or transactions occurring after the balance sheet date in its financial statements, and the disclosures an entity should make about events or transactions that occurred after the balance sheet date. This guidance is effective for fiscal years and interim periods ending after June 15, 2009. The Company adopted this guidance effective June 30, 2009. The adoption of this guidance did not have a material impact on the consolidated financial statements of the Company. See Note 2 (b) for the required disclosure.

In April 2009, the FASB issued guidance under FASB ASC 320, Investments – Debt and Equity Securities FSP FAS 115-2 and FAS 124-2, Recognition and Presentation of Other-Than-Temporary Impairments). This guidance is designed to create greater clarity and consistency in accounting for and presentation of impairment losses on debt securities. This guidance is effective for interim and annual periods ending after June 15, 2009 with early adoption permitted. As of the beginning of the interim period of adoption, this guidance requires a cumulative-effect adjustment to reclassify the non-credit component of previously recognized other-than-temporary impairment losses on debt securities from retained earnings to the beginning balance of AOCI. The Company adopted this guidance as of January 1, 2009. The adoption of this guidance resulted in a cumulative-effect adjustment of $249.7 million, net of taxes, as an adjustment to the opening balance of retained earnings with a corresponding adjustment to the opening balance of AOCI.

In April 2009, the FASB issued guidance under FASB ASC 820-10, Fair Value Measurements and Disclosures (FSP FAS 157-4, Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly). This guidance provides guidelines for making fair value measurements more consistent with the principles presented in the previous standard SFAS No. 157, Fair Value Measurements. This guidance is effective for interim and annual periods ending after June 15, 2009 with early adoption permitted. The Company elected to early adopt this guidance as of January 1, 2009.

In December 2008, the FASB issued guidance under FASB ASC 715, Compensation – Retirement Benefits (FSP FAS 132R-1). This guidance amends previous SFAS No. 132 (revised 2003), Employers’ Disclosures about Pensions and Other Postretirement Benefit, to provide guidance on an employer’s disclosures about plan assets of a defined benefit pension or other postretirement plan. The portion of this guidance related to the disclosures about plan assets is effective for fiscal years ending after December 15, 2009. This guidance will have no impact on the Company’s disclosures.

In November 2008, the FASB issued guidance under FASB ASC 350-30, Intangibles – Goodwill and Other, General Intangibles Other than Goodwill (EITF 08-7, Accounting for Defensive Intangible Assets). This guidance requires defensive intangible assets acquired in a business combination or asset acquisition to be accounted for as a separate unit of accounting. In doing so, the asset should not be included as part of the cost of an entity’s existing intangible asset(s) because the defensive intangible asset is separately identifiable. This guidance is effective for intangible assets acquired on or after the beginning of the first annual reporting period beginning on or after December 15, 2008. The Company adopted this guidance effective January 1, 2009. On the date of adoption, there was no impact to the Company’s financial position or results of operations. The Company will apply this guidance prospectively for intangible assets acquired on or after January 1, 2009.

In November 2008, the FASB issued guidance under FASB ASC 323-10, Investments – Equity Method and Joint Ventures (EITF 08-6, Equity Method Investment Accounting Considerations). This guidance clarifies how to account for certain transactions and impairment considerations involving equity method investments. Specifically, this guidance notes: 1) an entity shall measure its equity method investment initially at cost; 2) an equity method investor is required to recognize other-than-temporary impairments of an equity method investment in accordance with paragraph 35-32A and an equity method investor shall not separately test an investee’s underlying indefinite-lived intangible asset(s) for impairment; and 3) an equity method investor shall account for a share issuance by an investee as if the investor had sold a proportionate share of its investment and any gain or loss to the investor resulting from an investee’s share issuance shall be recognized in earnings. This guidance is effective on a prospective basis in fiscal years beginning on or after December 15, 2008, and interim periods within those fiscal years. The Company adopted this guidance prospectively beginning January 1, 2009. On the date of adoption, there was no impact to the Company’s financial position or results of operations.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

In April 2008, the FASB issued guidance under FASB ASC 350-30, General Intangibles other than Goodwill (FSP FAS 142-3, Determination of the Useful Life of Intangible Assets). This guidance amends the factors that should be considered in developing renewal or extension assumptions used to determine the useful life of a recognized intangible asset under previous SFAS No. 142, Goodwill and Other Intangible Assets (SFAS 142). This guidance is effective for financial statements issued for fiscal years and interim periods beginning after December 15, 2008. The amended factors that should be considered in developing renewal or extension assumptions used to determine the useful life of a recognized intangible asset under SFAS 142 are to be applied prospectively to intangible assets acquired after the effective date. The Company adopted this guidance effective January 1, 2009. On the date of adoption, there was no impact to the Company’s financial position or results of operations. The Company will apply this guidance prospectively to intangible assets acquired after January 1, 2009.

In March 2008, the FASB issued guidance under FASB ASC 815, Derivatives and Hedging (SFAS No. 161, Disclosures about Derivative Instruments and Hedging Activities, an amendment of FASB Statement No. 133). This guidance amends and expands the disclosure requirements of previous SFAS No. 133, Accounting for Derivative Instruments and Hedging Activities (SFAS 133), with the intent to provide users of financial statements with an enhanced understanding of how and why an entity uses derivative instruments, how derivative instruments and related hedged items are accounted for and how derivative instruments and related hedged items affect an entity’s financial position, financial performance and cash flows. This guidance requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about derivative instrument fair values and related gains and losses, and disclosures about credit-risk-related contingent features in derivative agreements. This guidance is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. The Company adopted this guidance effective January 1, 2009. See Note 5 for required disclosures.

In February 2008, the FASB issued guidance under FASB ASC 820, Fair Value Measurements and Disclosures (FSP FAS 157-2, Effective Date of FASB Statement No. 157). This guidance delayed the effective date of SFAS 157 for nonfinancial assets and liabilities until fiscal years and interim periods beginning after November 15, 2008. FASB ASC 820 applies to nonfinancial assets and liabilities, except for items recognized or disclosed at fair value in the Company’s financial statements on a recurring basis (at least annually), and is effective upon issuance. The Company adopted this guidance effective January 1, 2009. On the date of adoption, there was no impact to the Company’s financial position or results of operations.

In December 2007, the FASB issued guidance under FASB ASC 805, Business Combination, (SFAS No. 141 (revised 2007), Business Combinations (SFAS 141R), which replaced SFAS No. 141, Business Combinations). The objective of this guidance is to improve the relevance, representational faithfulness, and comparability of the information a reporting entity provides in its financial reports about a business combination and its effects. Accordingly, this guidance establishes principles and requirements for how the acquirer recognizes and measures in its financial statements the identifiable assets acquired, the liabilities assumed, and any noncontrolling interest in the acquiree; recognizes and measures the goodwill acquired in the business combination or a gain from a bargain purchase; and determines what information to disclose to enable users of the financial statements to evaluate the nature and financial effects of the business combination. This guidance applies to all transactions or other events in which an entity obtains control of one or more businesses and retains the fundamental requirements in the previous standard that the acquisition method of accounting be used for all business combinations and for an acquirer to be identified for each business combination. This guidance defines the acquirer as the entity that obtains control of one or more businesses in the business combination and establishes the acquisition date as the date the acquirer achieves control. This guidance is applicable prospectively to business combinations for which the acquisition date is on or after the beginning of the first annual reporting period beginning on or after December 15, 2008. Earlier application is prohibited. The Company adopted this guidance effective January 1, 2009. The Company applied this guidance prospectively to business combination on or after January 1, 2009.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

In April 2009, the FASB issued guidance under FASB ASC 805-20, Business Combinations – Identifiable Assets and Liabilities, and Any Noncontrolling Interest (FSP FAS 141R-1, Accounting for Assets Acquired and Liabilities Assumed in a Business Combination That Arise from Contingencies). This guidance amends previous business combination guidance related to contingencies. First, this guidance requires the acquirer to recognize the contingency at fair value, at the acquisition date, if the acquisition-date fair value of that asset or liability can be determined during the measurement period. Second, if the first criteria is not applicable as the fair value of the asset or liability cannot be determined during the measurement period, then the contingency shall be recognized if both (a) information available before the end of the measurement period indicates it is probable an asset existed or a liability had been incurred at the acquisition date and (b) the amount of the asset or liability can be reasonably estimated. If neither of these acquisition date recognition criterion apply, the acquirer shall not recognize an asset or liability as of the acquisition date. In periods after the acquisition date, the acquirer shall account for an asset or a liability arising from a contingency that does not meet the recognition criteria at the acquisition date in accordance with other applicable GAAP, including FASB ASC 450, Contingencies, as appropriate. The Company will apply this guidance prospectively to any business combination on or after January 1, 2009.

In December 2007, the FASB issued guidance under FASB ASC 810, Consolidation (SFAS No. 160, Noncontrolling Interests in Consolidated Financial Statements, an Amendment of ARB No. 51). The objective of this guidance is to improve the relevance, comparability, and transparency of the financial information that a reporting entity provides in its consolidated financial statements by establishing accounting and reporting standards for the noncontrolling interest in a subsidiary and for the deconsolidation of a subsidiary. This guidance also amends certain consolidation procedures prescribed by previous Accounting Research Bulletin No. 51, Consolidated Financial Statements. This guidance is effective for fiscal years, and interim periods within those fiscal years, beginning on or after December 15, 2008. The Company adopted this guidance effective January 1, 2009. The required presentation of noncontrolling interests is reflected in the consolidated financial statements. As a result of adoption, the Company reclassified $416.0 million from other liabilities to equity as of December 31, 2008, representing the noncontrolling interest of low-income-housing tax credit funds (LIHTC Funds). See Note 20 for further discussion on the LIHTC Funds. The accounting requirements of this guidance will be applied to any transactions involving noncontrolling interests on or after January 1, 2009.

In September 2005, the FASB issued guidance under FASB ASC 944-30, Financial Services – Insurance – Acquisition Costs, (Statement of Position No. 05-1). This guidance provides guidance on accounting by insurance enterprises for deferred acquisition costs on internal replacements of insurance and investment contracts other than those specifically described in FASB ASC 944, Financial Services – Insurance. This guidance defines an internal replacement as a modification in product benefits, features, rights or coverages that occurs as a result of the exchange of a contract for a new contract, or by amendment, endorsement or rider to a contract, or by the election of a new feature or coverage within a contract. This guidance was effective for internal replacements occurring in fiscal years beginning after December 15, 2006. Retrospective application of this guidance to previously issued financial statements was not permitted. Initial application was required as of the beginning of an entity’s fiscal year. The Company adopted this guidance effective January 1, 2007, which resulted in a $6.0 million charge, net of taxes, as the cumulative effect of adoption of this accounting principle.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

(4)	Fair Value Measurements
Fair Value Option

Effective January 1, 2008, the Company elected fair value treatment for commercial mortgage loans held for sale. Accordingly, the Company now records in earnings all market fluctuations associated with this portfolio. The Company previously recorded such loans at the lower of cost or market value. Balances for these loans are measured at fair value prospectively with unrealized gains and losses included as a component of net realized investment gains and losses. The Company will assess the fair value option election for newly acquired financial assets or liabilities on a prospective basis. The fair value election is an irreversible election.

Fair Value Hierarchy

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Company uses various methods including market, income and cost approaches. The Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs.

The Company categorizes its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Company categorizes financial assets and liabilities recorded at fair value in the consolidated balance sheets as follows:

•	Level 1 – Unadjusted quoted prices accessible in active markets for identical assets or liabilities at the measurement date.

•
Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means.

•
Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

For certain residential mortgage-backed securities backed by Prime, sub-prime and Alt-A collateral, which are included in Level 3 financial assets, the Company utilizes internal pricing models to assist in determining the estimated fair values. As of December 31, 2008, these investments were priced solely with the assistance of independent pricing services. As a result of continued low levels of activity in these markets during 2009, management believes that prices are no longer representative of the investments’ fair value, which is the price that would be received upon the sale of the investment in an orderly transaction (that is, not a forced liquidation or distressed sale) between market participants at the measurement date. The Company believes that a weighting of internal pricing models and independent pricing services represents a better estimate of the investments’ fair value and complies with FASB ASC 820, Fair Value Measurements and Disclosures.

Therefore, management determined that the use of multiple valuation techniques, considering both an income approach that maximizes the use of relevant observable inputs and minimizes the use of unobservable inputs and a market approach that observes quotes provided by independent pricing services produces a result more representative of an investment’s fair value.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

The income approach incorporates cash flows for each investment adjusted for expected losses in different interest rate and housing scenarios. The adjusted cash flows are then discounted using a risk premium that market participants would demand because of the risk in the cash flows. The risk premium is reflective of an orderly transaction between market participants at the measurement date under current market conditions and includes items such as liquidity and structure risk. The income approach also includes a weighting of external third party values. As sufficient information is often not available to conclude whether such prices are based on orderly transactions, this weighting methodology is designed to incorporate external prices into the Company’s internal valuation process.

In addition to weighting external prices in developing the internal values, the Company further calibrates those values to market indications through obtaining pricing from two independent pricing services (the market approach). The Company calibrates the prices obtained from the independent pricing services and the price developed internally by utilizing the median value to determine the estimated fair value.

In addition, certain of the Company’s investments in corporate debt securities, mortgage-backed securities and other asset-backed securities were valued with the assistance of independent pricing services and non-binding broker quotes. The Company’s policy is to use the pricing obtained from our primary independent pricing service even in cases where a price is obtained from both an independent pricing service and a broker. In the event that pricing information is not available from an independent pricing service, non-binding broker quotes are used to assist in the valuation of the investments. In many cases, only one broker quote is available. The Company’s policy is generally not to adjust the values obtained from brokers.

Broker quotes are considered unobservable inputs as only one broker quote is ordinarily obtained, the investment is not traded on an exchange, the pricing is not available to other entities and the transaction volume in the same or similar investments has decreased such that generally only one quotation is available. As the brokers often do not provide the necessary transparency into their quotes and methodologies, the Company periodically performs reviews and tests to ensure that quotes are a reasonable estimate of the investments’ fair value.

For investments valued with the assistance of independent pricing services, the Company obtained the pricing services’ methodologies and classified these investments accordingly in the fair value hierarchy. The Company periodically reviews and tests the pricing and related methodologies obtained from these independent pricing services against secondary sources to ensure that management can validate the investment’s fair value and related categorization. If large variances are observed between the price obtained from the independent pricing services and secondary sources, the Company analyzes the causes driving the variance and resolves any differences.

As of December 31, 2009, 68% of the prices of fixed maturity securities were valued with the assistance of independent pricing services, 13% were valued with the assistance of the Company’s internal pricing processes, 11% were valued with the assistance of the Company’s pricing matrices, 6% were valued with the assistance of broker quotes and 2% were valued from other sources compared to 78%, 4%, 12%, 5% and 1%, respectively, as of December 31, 2008.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent)

The Company uses NAV to estimate the underlying fair value for certain mutual funds that do not have readily determinable fair values included in separate account assets.

All but one of these mutual funds are included in Level 2 and had fair values totaling $44.00 billion as of December 31, 2009. See the following paragraph for discussion of the mutual fund considered Level 3. These funds have no unfunded commitments or restrictions and the Company always has the ability to redeem the separate account investment in these funds with the investee at NAV daily. These mutual funds are primarily invested in domestic and international equity funds.

The Company’s separate account assets include an investment in a mutual fund that may not be redeemed until a seven year guarantee period expires in 2016; however, NAV has been used to estimate the fair value of this investment as a practical expedient. This fund has no unfunded commitments or other restrictions. The investment strategy of this fund is to build a portfolio where the assets shall be sufficient to achieve a target portfolio value by the end of the seven year guarantee period. The Company’s portion of the net asset value of this fund reported in separate account assets was $975.9 million as of December 31, 2009 and is included in Level 3.

Since separate account assets include mutual fund investments not directed by the Company, the contractholders have the ability to select and change investment categories, which may result in the underlying mutual funds being purchased and sold in the future.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

The following table summarizes assets and liabilities measured at fair value on a recurring basis as of December 31, 2009:

(in millions)	Level 1	Level 2	Level 3	Total
Assets
Investments:
Securities available-for-sale:
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S. Government corporations and agencies	$747.9	$4.4	$1.6	$753.9
Obligations of states and political subdivisions	—	548.9	—	548.9
Debt securities issued by foreign governments	—	75.1	—	75.1
Corporate securities	1.8	14,557.0	1,402.2	15,961.0
Residential mortgage-backed securities	229.3	3,245.9	2,033.7	5,508.9
Commercial mortgage-backed securities	—	678.8	405.3	1,084.1
Collateralized debt obligations	—	131.5	240.5	372.0
Other asset-backed securities	—	278.6	167.2	445.8

Total fixed maturity securities	979.0	19,520.2	4,250.5	24,749.7
Equity securities	12.6	32.4	7.6	52.6

Total securities available-for-sale	991.6	19,552.6	4,258.1	24,802.3
Mortgage loans held for sale1	—	—	47.9	47.9
Short-term investments	56.1	947.3	—	1,003.4

Total investments	1,047.7	20,499.9	4,306.0	25,853.6

Cash and cash equivalents	49.1	—	—	49.1
Derivative assets2	—	497.5	331.2	828.7
Separate account assets3,5	11,607.8	44,610.9	1,627.5	57,846.2

Total assets	$12,704.6	$65,608.3	$6,264.7	$84,577.6

Liabilities
Future policy benefits and claims4	$—	$—	$(310.9)	$(310.9)
Derivative liabilities2	(10.3)	(404.0)	(1.5)	(415.8)

Total liabilities	$(10.3)	$(404.0)	$(312.4)	$(726.7)

1	Elected to be carried at fair value.

2	Comprised of interest rate swaps, cross-currency swaps, credit default swaps, other non-hedging derivative instruments, equity option contracts and interest rate futures contracts.

3	Comprised of public, privately registered and non-registered mutual funds and investments in securities.

4
Related to embedded derivatives associated with living benefit contracts. The Company’s guaranteed minimum accumulation benefits (GMABs), guaranteed lifetime withdrawal benefits (GLWBs) and hybrid GMABs/GLWBs are considered embedded derivatives requiring the related liabilities to be separated from the host insurance product and recognized at fair value, with changes in fair value reported in earnings. This balance also includes embedded derivatives associated with fixed equity-indexed annuities (EIA) of $45.0 million that provide for interest earnings that are linked to the performance of specified equity market indices.

5	The fair value of separate account liabilities is set to equal the fair value of separate account assets

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

The following table summarizes assets and liabilities measured at fair value on a recurring basis as of December 31, 2008:

(in millions)	Level 1	Level 2	Level 3	Total
Assets
Investments:
Securities available-for-sale:
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S. Government corporations and agencies	$609.2	$4.3	$1.9	$615.4
Obligations of states and political subdivisions	—	224.7	—	224.7
Debt securities issued by foreign governments	—	55.5	—	55.5
Corporate securities	2.0	11,263.8	1,327.3	12,593.1
Residential mortgage-backed securities	600.7	2,398.1	3,035.9	6,034.7
Commercial mortgage-backed securities	—	700.0	263.4	963.4
Collateralized debt obligations	—	73.0	250.4	323.4
Other asset-backed securities	—	465.5	111.8	577.3

Total fixed maturity securities	1,211.9	15,184.9	4,990.7	21,387.5
Equity securities	1.4	34.8	17.9	54.1

Total securities available-for-sale	1,213.3	15,219.7	5,008.6	21,441.6
Mortgage loans held for sale1	—	—	124.5	124.5
Short-term investments	158.7	2,754.3	—	2,913.0

Total investments	1,372.0	17,974.0	5,133.1	24,479.1
Cash and cash equivalents	42.0	—	—	42.0
Derivative assets2	—	708.5	597.6	1,306.1
Separate account assets3,5	9,975.7	36,723.5	2,141.8	48,841.0

Total assets	$11,389.7	$55,406.0	$7,872.5	$74,668.2

Liabilities
Future policy benefits and claims4	$—	$—	$(1,739.7)	$(1,739.7)
Derivative liabilities2	(6.0)	(385.9)	(4.2)	(396.1)

Total liabilities	$(6.0)	$(385.9)	$(1,743.9)	$(2,135.8)

1	Elected to be carried at fair value.

2	Comprised of interest rate swaps, cross-currency swaps, credit default swaps, other non-hedging derivative instruments, equity option contracts and interest rate futures contracts.

3	Comprised of public, privately registered and non-registered mutual funds and investments in securities.

4
Related to embedded derivatives associated with living benefit contracts. The Company’s GMABs, GLWBs and hybrid GMABs/GMWBs are considered embedded derivatives requiring the related liabilities to be separated from the host insurance product and recognized at fair value, with changes in fair value reported in earnings. This balance also includes embedded derivatives associated with fixed EIAs of $41.7 million that provide for interest earnings that are linked to the performance of specified equity market indices.

5	The fair value of separate account liabilities is set to equal the fair value of separate account assets.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

The following table summarizes financial instruments for which the Company used significant unobservable inputs (Level 3) to determine fair value measurements for the year ended December 31, 2009:

		Net investment gains (losses)						Change in unrealized gains (losses) in earnings due to assets still held
(in millions)	Balance as of December 31, 2008	In earnings (realized and unrealized)1	In OCI (unrealized)2	Purchases, issuances, sales and settlements	Transfers in to Level 3	Transfers out of Level 3	Balance as of December 31, 2009
Assets
Investments:
Securities available-for-sale3:
Fixed maturity securities
U.S. Treasury securities and obligations of U.S. government corporations and agencies	$1.9	$—	$(0.2)	$(0.1)	$—	$—	$1.6	$—
Corporate securities	1,327.3	(80.3)	260.3	(400.8)	487.1	(191.4)	1,402.2	$—
Residential mortgage-backed securities	3,035.9	(111.0)	388.7	(431.2)	0.9	(849.6)	2,033.7	—
Commercial mortgage-backed securities	263.4	(20.3)	139.1	(7.1)	94.1	(63.9)	405.3	—
Collateralized debt obligations	250.4	(53.0)	77.1	(18.2)	—	(15.8)	240.5	—
Other asset-backed securities	111.8	(16.5)	43.5	(12.0)	48.6	(8.2)	167.2	—

Total fixed maturity securities	4,990.7	(281.1)	908.5	(869.4)	630.7	(1,128.9)	4,250.5	—
Equity securities	17.9	1.4	0.7	3.9	—	(16.3)	7.6	—

Total securities available-for-sale	5,008.6	(279.7)	909.2	(865.5)	630.7	(1,145.2)	4,258.1	—
Mortgage loans held for sale	124.5	(7.6)	—	(69.0)	—	—	47.9	(2.8)

Total investments	5,133.1	(287.3)	909.2	(934.5)	630.7	(1,145.2)	4,306.0	(2.8)
Derivative assets	597.6	(311.5)	(12.0)	57.1	—	—	331.2	(309.5)
Separate account assets4,6	2,141.8	(646.7)	—	400.0	14.7	(282.3)	1,627.5	217.7

Total assets	$7,872.5	$(1,245.5)	$897.2	$(477.4)	$645.4	$(1,427.5)	$6,264.7	$(94.6)

Liabilities
Future policy benefits and claims5	$(1,739.7)	$1,437.7	$—	$(8.9)	$—	$—	$(310.9)	$1,437.7
Derivative liabilities	(4.2)	2.7	—	—	—	—	(1.5)	2.7

Total liabilities	$(1,743.9)	$1,440.4	$—	$(8.9)	$—	$—	$(312.4)	$1,440.4

1
Includes gains and losses on sales of financial instruments, changes in market value of certain instruments and other-than-temporary impairments. The net unrealized loss on separate account assets is attributable to contractholders and, therefore, is not included in the Company’s earnings.

2	Includes changes in market value of certain instruments.

3
Includes certain collateralized mortgage obligations, residential mortgage-backed securities, commercial mortgage-backed securities, other ABSs, certain broker or internally priced securities and securities that are at or near default based on ratings assigned by the National Association of Insurance Commissioners (NAIC) (see Note 6 for a discussion of NAIC designations. Equity securities represent holdings in non-registered mutual funds with significant unobservable inputs.

4
Comprised of non-registered mutual funds with significant unobservable and/or liquidity restrictions. The net unrealized investment loss on these non-registered mutual funds is attributable to contractholders and, therefore, is not included in the Company’s earnings.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

5
Relates to GMAB, GLWB and hybrid GMAB/GLWB embedded derivatives associated with contracts with living benefit riders. This balance also includes embedded derivatives associated with EIAs. Related derivatives are internally valued. The valuation of guaranteed minimum benefit embedded derivatives is based on capital market and actuarial assumptions, including risk margin considerations reflecting policyholder behavior. The Company uses both observable and unobservable inputs, such as published swap rates and historical volatilities as well as implied volatilities, in its capital market assumptions. Actuarial assumptions, including lapse behavior and mortality rates, are either based on annuity experience or pricing assumptions if experience has not yet developed.

6	The value of separate account liabilities is set to equal the fair value of separate account assets.
The following table summarizes financial instruments for which the Company used significant unobservable inputs (Level 3) to determine fair value measurements for the year ended December 31, 2008:

		Net investment gains (losses)						Change in unrealized gains (losses) in earnings due to assets still held
(in millions)	Balance as of December 31, 2007	In earnings (realized and unrealized)1	In OCI (unrealized)2	Purchases, issuances, sales and settlements	Transfers in to Level 3	Transfers out of Level 3	Balance as of December 31, 2008
Assets
Investments:
Securities available-for-sale3:
U.S Treasury securities and obligations of U.S. government corporations and agencies	$1.6	$—	$0.4	$(0.1)	$—	$—	$1.9	$—
Fixed maturity securities Corporate securities	1,515.7	(189.4)	(250.3)	(384.1)	901.2	(265.8)	1,327.3	—
Residential mortgage-backed securities	193.3	(402.8)	(711.6)	(290.5)	4,290.4	(42.9)	3,035.9	—
Commercial mortgage-backed securities	87.6	(12.8)	(306.7)	187.1	371.6	(63.4)	263.4	—
Collateralized debt obligations	532.6	(281.1)	(97.4)	23.4	78.0	(5.1)	250.4	—
Other asset-backed securities	122.3	(13.4)	(39.9)	(37.2)	127.8	(47.8)	111.8	—

Total fixed maturity securities	2,453.1	(899.5)	(1,405.5)	(501.4)	5,769.0	(425.0)	4,990.7	—
Equity securities	1.4	(54.9)	(9.4)	40.3	40.5	—	17.9	—

Total securities available-for-sale	2,454.5	(954.4)	(1,414.9)	(461.1)	5,809.5	(425.0)	5,008.6	—
Mortgage loans held for sale	86.1	(49.3)	—	87.7	—	—	124.5	(49.3)
Short-term investments	382.7	(0.2)	—	(1.3)	—	(381.2)	—	—

Total investments	2,923.3	(1,003.9)	(1,414.9)	(374.7)	5,809.5	(806.2)	5,133.1	(49.3)
Derivative assets	166.6	405.4	4.4	21.2	—	—	$597.6	394.0
Separate account assets4,6	2,258.6	305.9	—	511.4	23.9	(958.0)	$2,141.8	329.7

Total assets	$5,348.5	$(292.6)	$(1,410.5)	$157.9	$5,833.4	$(1,764.2)	$7,872.5	$674.4

Liabilities
Future policy benefits and claims5	$(128.9)	$(1,602.1)	$—	$(8.7)	$—	$—	$(1,739.7)	$(1,602.1)
Derivative liabilities	(16.3)	3.9	—	8.2	—	—	$(4.2)	12.0

Total liabilities	$(145.2)	$(1,598.2)	$—	$(0.5)	$—	$—	$(1,743.9)	$(1,590.1)

1
Includes gains and losses on sales of financial instruments, changes in market value of certain instruments and other-than-temporary impairments. The net unrealized loss on separate account assets is attributable to contractholders and, therefore, is not included in the Company’s earnings.

2	Includes changes in market value of certain instruments.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

3
Includes certain collateralized mortgage obligations, residential mortgage-backed securities, commercial mortgage-backed securities, other ABSs, certain broker or internally priced securities and securities that are at or near default based on ratings assigned by the NAIC (see Note 6 for a discussion of NAIC designations). Equity securities represent holdings in non-registered mutual funds with significant unobservable inputs.

4
Comprised of non-registered mutual funds with significant unobservable and/or liquidity restrictions. The net unrealized investment loss on these non-registered mutual funds is attributable to contractholders and, therefore, is not included in the Company’s earnings.

5
Relates to GMAB, GLWB and hybrid GMAB/GLWB embedded derivatives associated with contracts with living benefit riders. This balance also includes embedded derivatives associated with EIAs. Related derivatives are internally valued. The valuation of guaranteed minimum benefit embedded derivatives is based on capital market and actuarial assumptions, including risk margin considerations reflecting policyholder behavior. The Company uses both observable and unobservable inputs, such as published swap rates and historical volatilities as well as implied volatilities, in its capital market assumptions. Actuarial assumptions, including lapse behavior and mortality rates, are either based on annuity experience or pricing assumptions if experience has not yet developed.

6	The value of separate account liabilities is set to equal the fair value of separate account assets.
Transfers

The Company reviews its fair value hierarchy classifications quarterly. Changes in observability of significant valuation inputs identified during these reviews may trigger reclassification of fair value hierarchy levels of financial assets and liabilities. Reclassifications in/out of Level 3 are reported as transfers at the beginning of the period in which the change occurs. During 2008, the Company’s investments in residential mortgage-backed securities backed by prime collateral were classified as Level 3 financial assets because of their inactive markets and resulting illiquidity. As of December 31, 2009, these securities are no longer considered inactive due to increased trading volume and market activity and as a result were transferred out of Level 3. In addition, the Company was able to gain additional observable valuation inputs in the pricing of certain corporate securities, residential mortgage-backed securities and commercial mortgage-backed securities, which led to transferring these securities out of Level 3.

Additionally, certain corporate securities and commercial mortgage-backed securities had significant changes in key valuation inputs, which led to transfers into Level 3, primarily related to ratings downgrades and changes in pricing sources.

Fair Value on a Nonrecurring Basis

In 2009, certain mortgage loans on real estate held for investment were measured at the estimated fair value of the collateral on a non-recurring basis in periods subsequent to initial recognition due to these loans having specific reserves applied to them during the period. The application of these specific reserves adjusts the amortized cost basis of the loan to the estimated fair value of the collateral. The estimated fair value of the collateral supporting these loans was $154.8 million when the specific reserves were recorded.

Financial Instruments Not Carried at Fair Value

In estimating fair value for its disclosures for financial instruments not carried at fair value (and not included in the fair value disclosures above), the Company used the following methods and assumptions:

Mortgage loans on real estate held for investment, net: The fair values of mortgage loans held for investment on real estate are estimated using discounted cash flow analyses based on interest rates currently being offered for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations. As commercial mortgage loans held for sale are included in the above fair value disclosure, they are excluded from financial instruments not carried at fair value in the table below.

Policy loans: The carrying amount reported in the consolidated balance sheets approximates fair value.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

Investment contracts: The fair values of the Company’s liabilities under investment type contracts are based on one of two methods. For investment contracts without defined maturities, fair value is the amount payable on demand, net of certain surrender charges. For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analysis. Interest rates used in this analysis are similar to currently offered contracts with maturities consistent with those remaining for the contracts being valued.

Short-term debt: The carrying amount reported in the consolidated balance sheets approximates fair value.

Long-term debt, payable to Nationwide Financial Services, Inc. (NFS): The fair values for long-term debt are based on estimated market prices.

The following table summarizes the carrying values and estimated fair values of financial instruments subject to disclosure requirements as of December 31:

	2009		2008
(in millions)	Carrying value	Estimated fair value	Carrying value	Estimated fair value
Assets
Investments:
Mortgage loans on real estate, net	$6,781.1	$5,946.3	$7,645.6	$6,845.6
Policy loans	1,050.4	1,050.4	1,095.6	1,095.6

Liabilities
Investment contracts	(18,723.8)	(18,315.5)	(20,093.2)	(19,621.5)
Short-term debt	(150.0)	(150.0)	(249.7)	(249.7)
Long-term debt, payable to NFS	(700.0)	(716.6)	(700.0)	(568.7)

(5)	Derivative Financial Instruments
Qualitative Disclosures

The Company recognizes all of its derivative instruments as either assets or liabilities at fair value. The accounting for changes in the fair value (e.g., gains or losses) of a derivative instrument depends on whether it has been designated and qualifies as part of a hedging relationship, and further, on the type of hedging relationship.

For derivative instruments that are designated and qualify as a cash flow hedge (e.g., hedging the exposure to variability in expected future cash flows that is attributable to interest rate risk), the effective portion of the gain or loss on the derivative instrument is reported as a component of AOCI and reclassified into earnings in the same line item associated with the forecasted transaction and in the same period or periods during which the hedged transaction impacts earnings (e.g., interest income on a floating rate asset). The remaining gain or loss on the derivative instrument in excess of the cumulative change in the present value of future cash flows of the hedged item, if any (ineffectiveness), or components of fair value that are excluded from the assessment of effectiveness, are recognized in the consolidated statements of income (loss) during the period.

For derivative instruments that are designated and qualify as a fair value hedge (e.g., hedging the exposure to changes in the fair value of an asset or a liability or an identified portion thereof that is attributable to a particular risk), the gain or loss on the derivative instrument as well as the hedged item are both recognized in net realized investment gains and losses.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

For derivative instruments that are not designated as a hedging instrument, the gain or loss on the derivative instrument is recognized in net realized investment gains and losses.

The Company’s derivative activities primarily are with financial institutions and corporations. In order to minimize credit risk, the Company enters into master netting agreements, which reduce risk by permitting the closeout and netting of transactions with the same counterparty upon occurrence of certain events. In addition, the Company attempts to reduce credit risk by obtaining collateral from counterparties. The determination of the need for and the levels of collateral vary based on an assessment of the credit risk of the counterparty. Generally, the Company accepts collateral in the form of cash, U.S. Treasury securities and other marketable securities.

As of December 31, 2009 and 2008, the Company had received $532.4 million and $1.02 billion, respectively, of cash for derivative collateral, which is in turn invested in short-term investments. The Company also held $32.3 million and $35.4 million of securities as off-balance sheet collateral on derivative transactions as of December 31, 2009 and 2008, respectively. As of December 31, 2009 and 2008, the Company had pledged fixed maturity securities with a fair value of $55.6 million and $24.5 million, respectively, as collateral to various derivative counterparties. There are no contingent features associated with the Company’s derivative instruments which would require additional collateral to be pledged to counterparties.

The Company periodically evaluates the risks within the derivative portfolios due to credit exposure. When evaluating this risk, the Company considers several factors which include, but are not limited to, the counterparty risk associated with derivative receivables, the Company’s own credit as it relates to derivative payables, the collateral thresholds associated with each counterparty, and changes in relevant market data in order to gain insight into the probability of default by the counterparty. In addition, the effect that the Company’s exposure to credit risk could have on the effectiveness of the Company’s hedging relationships is considered. As of December 31, 2009, the impact of the exposure to credit risk on both the fair value measurement of derivative assets and liabilities and the effectiveness of the Company’s hedging relationships was immaterial.

The Company is exposed to certain other risks relating to its ongoing business operations. The primary risks managed by using derivative instruments are interest rate risk, foreign currency exchange risk, equity risk and credit risk.

Derivatives Qualifying for Hedge Accounting – Interest Rate Risk Management

The Company periodically purchases variable rate investments (e.g., commercial mortgage loans and corporate bonds). As a result, the Company is exposed to variability in cash flows and investment income due to changes in interest rates. Such variability poses risks to the Company when the investments are funded with fixed rate liabilities. In an effort to manage this risk, the Company may enter into receive fixed/pay variable interest rate swaps.

In using these interest rate swaps, the Company receives fixed interest rate payments and makes variable rate payments. The variable interest paid on the swap is intended to match the variable interest received on the investment, resulting in the Company receiving the fixed interest payments on the swap. The net receipt of a fixed rate will offset the fixed rate paid on the liability. These interest rate swaps are designated as hedging instruments in cash flow hedging relationships.

The Company periodically participates in a medium-term note (MTN) program. Under this program, NLIC issues funding agreements to an unconsolidated third party trust to secure notes issued to investors by the trust. The proceeds from these funding agreements are generally used to purchase fixed rate assets (generally available-for-sale corporate bonds, available-for-sale private placement bonds or held for investment commercial mortgage loans). In a rising interest rate environment, the Company is exposed to narrowing margins as interest expense will increase while interest income remains constant. To manage this risk, the Company has entered into pay fixed/receive variable interest rate swaps. The interest rate swap agreement utilized by the Company effectively modifies its exposure to interest rate risk by converting the Company’s floating rate funding agreements associated with the MTN program to a fixed rate, thus reducing the impact of interest rate changes on future interest expense. These interest rate swaps are designated as hedging instruments in cash flow hedging relationships.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

Derivatives Qualifying for Hedge Accounting – Foreign Currency Risk Management

The Company purchases foreign-denominated fixed rate assets and the associated investment income is exposed to changes in the exchange rates of the foreign currencies. To manage this risk, the Company has entered into pay fixed foreign currency/receive fixed U.S. dollar cross-currency swaps. As foreign exchange rates change, the increase or decrease in the cash flows of the derivative instrument will offset the changes in the functional-currency equivalent cash flows of the asset. These cross-currency swaps are designated as hedging instruments in cash flow hedging relationships.

The Company also purchases foreign-denominated fixed rate assets, funded with proceeds from funding agreements under a variable rate MTNs. The value of these investments is exposed to both changes in the exchange rates of the foreign currencies and changes in interest rates. To manage this risk, the Company has entered into pay fixed foreign currency/receive variable U.S. cross-currency interest rate swaps. As foreign exchange rates and interest rates change, the increase or decrease in the value of the derivative instrument will offset the changes in the asset’s value (relative to foreign currency and interest rate changes). These cross-currency interest rate swaps are designated as hedging instruments in fair value hedging relationships.

In addition, the Company periodically participates in a fixed rate foreign denominated MTN program. Under this program, NLIC issues funding agreements to an unconsolidated third party trust to secure notes issued to investors by the trust, and the value of these liabilities is exposed to both changes in the exchange rates of the foreign currencies and changes in interest rates. To manage this risk, the Company has entered into receive fixed foreign currency/pay variable U.S. cross-currency interest rate swaps. As foreign exchange rates and interest rates change, the increase or decrease in the value of the derivative instrument will offset the changes in the liability’s value (relative to foreign currency and interest rate changes). These cross-currency interest rate swaps are designated as hedging instruments in fair value hedging relationships.

Derivatives Not Qualifying for Hedge Accounting – Interest Rate Risk Management

The Company enters into commercial mortgage loan commitments that are held for sale, which exposes the Company to changes in the fair value of such commitments due to changes in interest rates during the commitment period prior to the loans being funded. In an effort to manage this risk, the Company enters into short U.S. Treasury futures and/or pay fixed interest rate swaps during the commitment period. If interest rates rise or fall, the gains or losses on short U.S. Treasury futures will offset the change in fair value of the commitment attributable to the change in interest rates.

The Company may use pay fixed, receive variable interest rate swaps to hedge the value of a portfolio of fixed-rate assets, relative to changes in interest rates. The interest rate swaps mitigate the risk of a loss of value due to increasing interest rates, with the fluctuations in the fair values of the derivatives offsetting changes in the fair values of the portfolios resulting from changes in interest rates.

The Company offers a variety of variable annuity programs with a guaranteed minimum balance or guaranteed withdrawal benefits, and options are utilized to economically hedge a portion of these products. See Derivatives Not Qualifying for Hedge Accounting – Equity Market Risk Management below for further explanation. As interest rates are a component of the option’s value, the effectiveness of economically hedging the annuity products may be adversely affected by changes in interest rates. The Company enters into interest rate swaps to mitigate this risk. The fluctuation in the fair values of the derivatives offsets the changes in the fair values of the options resulting from changes in interest rates.

The Company periodically enters into basis swaps (receive one variable rate/pay another variable rate) to better match the cash flows received from the specific variable-rate investments with the variable rate paid on a group of liabilities. While the pay-side terms of the basis swap will be consistent with the terms of the asset, the Company is not able to match the receive-side terms of the derivative to a specific liability. Therefore, basis swaps do not receive hedge accounting treatment.

In addition, the Company may use pay fixed/receive variable interest rate swaps as hedges against the negative effects of adverse interest rate movements.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

Derivatives Not Qualifying for Hedge Accounting – Foreign Currency Risk Management

The Company periodically participates in a variable rate foreign denominated MTN program. Under this program, NLIC issues funding agreements to an unconsolidated third party trust to secure notes issued to investors by the trust. As such, the cash flows related to these MTNs are exposed to changes in the exchange rates of the foreign currencies. Because the Company desires to retain the variable interest rate, it has entered into receive variable foreign currency/pay variable U.S. dollar cross-currency swaps. The basis swap converts the debt instrument to a U.S. dollar variable rate, thereby eliminating foreign exchange risk. While the receive-side terms of the basis swap will be consistent with the terms of the liability, the Company is not able to match the pay-side terms of the derivative to a specific asset. Therefore, these basis swaps do not receive hedge accounting treatment. The Company also uses currency contracts, primarily futures, to hedge foreign currency denominated investments in certain alternative investments.

Derivatives Not Qualifying for Hedge Accounting – Equity Market Risk Management

The Company offers a variety of variable annuity programs with a guaranteed minimum balance or guaranteed withdrawal benefits. The contractholders may elect to invest in equity funds. Adverse changes in the equity markets expose the Company to losses if the changes result in contractholder’s account balances falling below the guaranteed minimum. To mitigate a portion of the risk associated with these liabilities, the Company enters into equity index futures and options. The changes in value of the futures and options will offset a portion of the changes in the annuity accounts relative to changes in the equity market.

The Company offers a variety of variable annuity programs with a guaranteed minimum balance or guaranteed withdrawal benefits, where the contractholder elects to invest in funds with a foreign equity index. Adverse changes in the foreign equity index expose the Company to losses if the change results in contractholder’s account balances falling below the guaranteed minimum. To mitigate this risk, the Company enters into total return swaps, where the Company pays the total return on the foreign index and receives one-month U.S. London Interbank Offered Rate (LIBOR). The changes in cash flows of the total return swap will offset a portion of the changes in the annuity accounts relative to changes in the foreign index.

The Company’s living benefit riders represent an embedded derivative in a variable annuity contract that is required to be separated from, and valued apart from, the host variable annuity contract. The embedded derivatives are carried at fair value. Subsequent changes in the fair value of the embedded derivatives are recognized in earnings as a component of net realized investment gains and losses. The fair value of the embedded derivatives is calculated based on a combination of capital market and actuarial assumptions. Projections of cash flows inherent in the valuation of the embedded derivative incorporate numerous assumptions including, but not limited to, expectations of contractholder persistency, contractholder withdrawal patterns, risk neutral market returns, correlations of market returns and market return volatility. The Company does not expect any meaningful level of claims under the living benefit features for several years and believes the impact of claims is expected to be mitigated by its economic hedging program.

Derivatives Not Qualifying for Hedge Accounting – Credit Risk

The Company enters into two distinct types of credit derivative contracts (or credit default swaps) which allows the Company to either sell or buy credit protection on a specific creditor or credit index.

The Company sells credit default protection to counterparties on selected debt instruments with specific creditor or credit index exposure and combines the credit default swap with selected assets the Company owns to enhance spreads. These selected assets may have sufficient duration for the related liability, but do not earn a sufficient credit spread. When the Company sells these instruments, it receives periodic premium payments similar to the risk premium received on an equivalent maturity bond from the same creditor. In return, the Company agrees to provide for losses if a credit event occurs during the lifetime of the contract, by buying a pre-determined cash bond from the counterparty at face value. In such a contract, a credit event will be defined in the trade settlement documentation and may include, but is not limited to, creditor bankruptcy or restructuring. The combined credit default swap and investments provide cash flows with the duration and credit spread targeted by the Company.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

The Company also has purchased credit default protection on selected debt instruments exposed to short-term credit concerns, or because the combination of the corporate bond and purchased default protection provides sufficient spread and duration targeted by the Company.

Quantitative Disclosure

The following table presents the fair value of derivative instruments, location of the related instruments in the consolidated balance sheets and the related notional amounts of the derivative instruments as of December 31, 2009:

	Derivative assets			Derivative liabilities
(in millions)	Balance sheet location	Fair value	Notional	Balance sheet location	Fair value	Notional
Derivatives designated as hedging instruments:
Interest rate contracts	Other assets	$3.8	$86.4	Other liabilities	$69.0	$1,216.1
Cross-currency swaps	Other assets	33.8	93.1	Other liabilities	35.9	215.9

Total derivatives designated as hedging instruments		37.6	179.5		104.9	1,432.0
Derivatives not designated as hedging instruments:
Interest rate contracts	Other assets	410.0	7,456.7	Other liabilities	239.1	5,162.0
Cross-currency swaps	Other assets	48.6	210.8	Other liabilities	48.5	209.6
Credit default swaps	Other assets	0.5	28.5	Other liabilities	3.2	81.5
Total return swaps	Other assets	0.8	85.4	Other liabilities	8.3	555.8
Equity contracts	Other assets	331.2	2,504.6	Other liabilities	10.3	995.7
Embedded derivatives on guaranteed benefit annuity programs	N/A	—	—	Future policy benefits and claims	310.9	N/A
Other embedded derivatives	N/A	—	—	Other liabilities	1.5	N/A

Total derivatives not designated as hedging instruments		791.1	10,286.0		621.8	7,004.6

Total derivatives		$828.7	$10,465.5		$726.7	$8,436.6

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

The following table presents the gains (losses) for derivative instruments designated and qualifying as hedging instruments in fair value hedges and the location of these instruments in the consolidated financial statements for the year ended December 31, 2009:

(in millions)	Location of gain (loss) recognized on derivatives	Amount of gain (loss) recognized on derivatives1,2
Derivatives in fair value hedging relationships:
Interest rate contracts	Net realized investment gains (losses)	$24.9
Cross-currency swaps	Net realized investment gains (losses)	(2.4)

Total		$22.5

Underlying fair value hedge relationships:
Interest rate contracts	Net realized investment gains (losses)	$(35.3)
Cross-currency swaps	Net realized investment gains (losses)	2.5

Total		$(32.8)

1         Excludes ($36.9) million of periodic settlements in interest rate contracts which are recorded in net investment income.

2        Includes $7.5 million of cash received in the termination of cash flow hedging instruments.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

The following tables present the gains (losses) for derivative instruments designated and qualifying as hedging instruments in cash flow hedges and the location of these instruments in the consolidated financial statements for the year ended December 31, 2009:

(in millions)	Amount of gain (loss) recognized in OCI on derivatives
Derivatives in cash flow hedging relationships:
Interest rate contracts	$12.6
Cross-currency swaps	(4.4)
Currency contracts	(18.8)
Other embedded derivatives	(12.0)

Total	$(22.6)

(in millions)	Location of realized gain (loss) reclassified from AOCI into income1	Amount of realized gain (loss) reclassified from AOCI into income
Derivatives in cash flow hedging relationships:
Interest rate contracts	Interest credited to policyholder accounts	$(3.8)
Cross-currency swaps	Net realized investment gains (losses)	(10.9)
Currency contracts	Net realized investment gains (losses)	(3.8)
Other embedded derivatives	N/A	—

Total		$(18.5)

1	Effective portion.

(in millions)	Location of realized gain (loss) recognized in income on derivatives1	Amount of realized gain (loss) recognized in income on derivatives1,2,3
Derivatives in cash flow hedging relationships:
Interest rate contracts	Net realized investment gains (losses)	$0.1
Cross-currency swaps	Net realized investment gains (losses)	(1.3)
Currency contracts	Net realized investment gains (losses)	(2.8)
Other embedded derivatives	N/A	—

Total		$(4.0)

1	Ineffective portion and amounts excluded from the measurement of ineffectiveness.

2	Excludes 0.2 million of periodic settlements in interest rate contracts.

3	Includes $16.5 million of cash received in termination of cash flow hedging instrument.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

The following table presents the gains (losses) for derivative instruments not designated and qualifying as hedging instruments and the location of these instruments in the consolidated financial statements for the year ended December 31, 2009:

(in millions)	Location of realized gain (loss) in income on derivatives	Amount of realized gain (loss) recognized in income on derivatives1
Derivatives not designated as hedging instruments:
Interest rate contracts	Net realized investment gains (losses)	$(197.2)
Cross-currency swaps	Net realized investment gains (losses)	3.3
Credit default swaps	Net realized investment gains (losses)	7.9
Equity total return swaps	Net realized investment gains (losses)	7.0
Equity contracts	Net realized investment gains (losses)	(738.7)
Embedded derivatives on guaranteed benefit annuity programs	Net realized investment gains (losses)	1,432.0
Other embedded derivatives	Net realized investment gains (losses)	2.6

Total		$516.9

1 Excludes net interest settlements and other revenue on embedded derivatives on guaranteed benefit annuity programs that are also recorded in net realized investment gains (losses).
In addition to the net realized investment gains (losses) listed in the previous tables, $(151.3) million of net interest settlements on all derivative instruments and $63.2 million of other revenue on embedded derivatives on guaranteed benefit annuity programs are also recorded in net realized investment gains (losses) for the year ended December 31, 2009.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

Credit Derivatives

The Company had exposure to credit protection contracts for the years ended December 31, 2009, 2008, and 2007 and had experienced no credit event losses in 2009, credit event losses of $18.8 million in 2008 and no credit event losses in 2007 on such contracts. The following table presents the Company’s outstanding exposure to credit protection contracts, all of which are related to corporate debt instruments, as of the dates indicated, by contract maturity and industry exposure:

	Less than or equal to one year		One to three years		Three to five years		Total
(in millions)	Maximum potential risk	Estimated fair value	Maximum potential risk	Estimated fair value	Maximum potential risk	Estimated fair value	Maximum potential risk	Estimated fair value
December 31, 2009:
Single sector exposure:
Consumer goods	$—	$—	$—	$—	$—	$—	$—	$—
Financial	35.0	(2.5)	9.0	0.2	—	—	44.0	(2.3)
Oil & gas pipelines	15.0	—	—	—	—	—	15.0	—
Services	—	—	—	—	10.0	0.2	10.0	0.2
Utilities	—	—	—	—	—	—	—	—

Total single sector exposure	50.0	(2.5)	9.0	0.2	10.0	0.2	69.0	(2.1)
Index exposure:
Corporate bonds	—	—	—	—	—	—	—	—

Total index exposure	—	—	—	—	—	—	—	—

Total	$50.0	$(2.5)	$9.0	$0.2	$10.0	$0.2	$69.0	$(2.1)

December 31, 2008:
Single sector exposure:
Consumer goods	$—	$—	$6.0	$(0.8)	$—	$—	$6.0	$(0.8)
Financial	—	—	35.0	(5.8)	13.0	(0.5)	48.0	(6.3)
Oil & gas pipelines	10.0	—	15.0	(0.8)	—	—	25.0	(0.8)
Services	—	—	—	—	35.0	(3.0)	35.0	(3.0)
Utilities	4.5	—	—	—	—	—	4.5	—

Total single sector exposure	14.5	—	56.0	(7.4)	48.0	(3.5)	118.5	(10.9)
Index exposure:
Corporate bonds	—	—	—	—	110.9	(0.3)	110.9	(0.3)

Total index exposure	—	—	—	—	110.9	(0.3)	110.9	(0.3)

Total	$14.5	$—	$56.0	$(7.4)	$158.9	$(3.8)	$229.4	$(11.2)

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

(6)	Investments
Fixed Maturity Securities and Equity Securities Available-for-Sale

The following table summarizes the amortized cost, gross unrealized gains and losses, and estimated fair values of securities available-for-sale as of the dates indicated:

(in millions)	Amortized cost	Gross unrealized gains	Gross unrealized losses	Estimated fair value
December 31, 2009:
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S. Government corporations	$136.7	$15.4	$1.0	$151.1
U. S. Government agencies	551.3	57.2	5.7	602.8
Obligations of states and political subdivisions	567.6	4.4	23.1	548.9
Debt securities issued by foreign governments	69.9	5.3	0.1	75.1
Corporate securities
Public	10,929.8	597.2	175.2	11,351.8
Private	4,499.5	193.1	83.4	4,609.2
Residential mortgage-backed securities	6,078.9	95.2	665.2	5,508.9
Commercial mortgage-backed securities	1,284.9	6.5	207.3	1,084.1
Collateralized debt obligations	531.1	11.8	170.9	372.0
Other asset-backed securities	453.4	20.4	28.0	445.8

Total fixed maturity securities	25,103.1	1,006.5	1,359.9	24,749.7
Equity securities	48.8	4.6	0.8	52.6

Total securities available-for-sale	$25,151.9	$1,011.1	$1,360.7	$24,802.3

December 31, 2008:
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S. Government corporations	$79.1	$22.6	$—	$101.7
U. S. Government agencies	420.4	93.3	—	513.7
Obligations of states and political subdivisions	230.5	1.6	7.4	224.7
Debt securities issued by foreign governments	50.1	5.4	—	55.5
Corporate securities
Public	8,881.9	109.9	1,040.7	7,951.1
Private	4,997.8	45.2	401.0	4,642.0
Residential mortgage-backed securities	6,807.8	90.5	863.6	6,034.7
Commercial mortgage-backed securities	1,418.1	0.6	455.3	963.4
Collateralized debt obligations	557.8	6.3	240.7	323.4
Other asset-backed securities	679.1	3.6	105.4	577.3

Total fixed maturity securities	24,122.6	379.0	3,114.1	21,387.5
Equity securities	62.2	0.7	8.8	54.1

Total securities available-for-sale	$24,184.8	$379.7	$3,122.9	$21,441.6

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

The market value of the Company’s general account investments may fluctuate significantly in response to changes in interest rates, investment quality ratings and credit spreads. The Company does not have the intent to sell, nor is it more likely than not that the Company will be required to sell debt securities in unrealized loss positions. The Company may realize investment losses to the extent its liquidity needs require the disposition of general account fixed maturity securities in unfavorable interest rate, liquidity or credit spread environments.

For securities available-for-sale as of the dates indicated, the following table summarizes the Company’s gross unrealized losses based on the amount of time each type of security has been in an unrealized loss position:

	Less than or equal to one year			More than one year			Total
(in millions, except number of securities)	Estimated fair value	Gross unrealized losses	Number of securities	Estimated fair value	Gross unrealized losses	Number of securities	Estimated fair value	Gross unrealized losses	Number of securities
December 31, 2009:
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S. Government corporations	$50.9	$1.0	2	$—	$—	—	$50.9	$1.0	2
U.S. Government agencies	154.6	5.7	8	—	—	—	154.6	5.7	8
Obligations of states and political subdivisions	318.2	11.5	35	79.1	11.6	13	397.3	23.1	48
Debt securities issued by foreign governments	1.6	0.1	2	—	—	—	1.6	0.1	2
Corporate securities
Public	1,197.9	32.0	160	1,117.5	143.2	201	2,315.4	175.2	361
Private	278.8	19.0	47	972.6	64.4	73	1,251.4	83.4	120
Residential mortgage-backed securities	936.7	104.2	117	2,375.1	561.0	341	3,311.8	665.2	458
Commercial mortgage-backed securities	42.7	5.2	11	699.3	202.1	101	742.0	207.3	112
Collateralized debt obligations	29.9	28.9	13	277.2	142.0	45	307.1	170.9	58
Other asset-backed securities	5.4	0.2	12	247.5	27.8	33	252.9	28.0	45

Total fixed maturity securities	3,016.7	207.8	407	5,768.3	1,152.1	807	8,785.0	1,359.9	1,214
Equity securities	16.7	0.1	13	2.4	0.7	75	19.1	0.8	88

Total	$3,033.4	$207.9	420	$5,770.7	$1,152.8	882	$8,804.1	$1,360.7	1,302

December 31, 2008:
Fixed maturity securities:
Obligations of states and political subdivisions	$94.9	$3.5	16	$29.3	$3.9	9	$124.2	$7.4	25
Corporate securities
Public	4,109.4	676.9	692	1,350.3	363.8	289	5,459.7	1,040.7	981
Private	2,259.4	282.1	231	996.5	118.9	105	3,255.9	401.0	336
Residential mortgage-backed securities	820.3	187.8	138	2,281.4	675.8	323	3,101.7	863.6	461
Commercial mortgage-backed securities	539.9	190.4	96	410.9	264.9	96	950.8	455.3	192
Collateralized debt obligations	151.0	100.8	24	122.6	139.9	36	273.6	240.7	60
Other asset-backed securities	325.5	41.7	38	228.7	63.7	26	554.2	105.4	64

Total fixed maturity securities	8,300.4	1,483.2	1,235	5,419.7	1,630.9	884	$13,720.1	$3,114.1	2,119
Equity securities	19.2	8.6	81	3.4	0.2	6	22.6	8.8	87

Total	$8,319.6	$1,491.8	1,316	$5,423.1	$1,631.1	890	$13,742.7	$3,122.9	2,206

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

The weighted estimated fair value to amortized cost for non-investment grade fixed maturity securities that have an estimated fair value of less than 80% and have been in an unrealized loss position for more than one year was 65% and 64% as of December 31, 2009 and December 31, 2008, respectively.

The table below summarizes the amortized cost and estimated fair values of fixed maturity securities available-for-sale, by maturity, as of December 31, 2009. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

(in millions)	Amortized cost	Estimated fair value
Fixed maturity securities available-for-sale:
Due in one year or less	$1,002.3	$1,024.5
Due after one year through five years	7,213.2	7,507.1
Due after five years through ten years	5,265.4	5,516.8
Due after ten years	3,273.9	3,290.5

Subtotal	16,754.8	17,338.9
Residential mortgage-backed securities	6,078.9	5,508.9
Commercial mortgage-backed securities	1,284.9	1,084.1
Collateralized debt obligations	531.1	372.0
Other asset-backed securities	453.4	445.8

Total	$25,103.1	$24,749.7

The NAIC assigns credit quality ratings (NAIC designations) to securities for the purpose of statutory reporting. These NAIC designations are generally based on the credit ratings assigned by nationally recognized statistical rating agencies organizations (NRSRO) unless a security is not rated by an NRSRO, in which case the NAIC rates it using an alternative approach. For 2009 statutory reporting, the NAIC modified its ratings approach for residential mortgage-backed securities, which are not backed by U.S. government agencies. Under the modified approach, the NAIC designation for this type of security is based on an insurer’s reported carrying value for the security relative to a NAIC-prescribed ratings matrix for the security, with a higher NAIC designation afforded securities with lower carrying values. In effect, this process rates the credit quality of a security based on an independent market view of the expected discounted future cash flows from the security versus its statutory carrying value. Under this process, NAIC designations for these residential mortgage-backed securities could be higher or lower than the related NRSRO ratings. NAIC designations range from class 1 (highest quality) to class 6 (lowest quality). Of the Company’s general account fixed maturity securities, 91% and 93% were in the two highest NAIC designations categories as of December 31, 2009 and 2008, respectively.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

The following table shows the equivalent designation between the NAIC and NRSRO and summarizes the credit quality, as determined by NAIC designations, of the Company’s fixed maturity securities portfolio as of the dates indicated:

(in millions)		December 31, 2009		December 31, 2008
NAIC Desingations1,2	NRSRO equivalent designation	Amortized cost	Estimated fair value	Amortized cost	Estimated fair value
1	AAA/AA/A	$15,322.9	$15,195.7	$15,423.0	$13,960.4
2	BBB	7,139.5	7,275.0	6,610.4	5,802.2
3	BB	1,551.1	1,404.3	1,233.3	990.0
4	B	724.1	616.7	556.0	386.2
5	CCC and lower	253.5	187.6	190.5	148.2
6	In or near default	112.0	70.4	109.4	100.5

	Total	$25,103.1	$24,749.7	$24,122.6	$21,387.5

1
NAIC designations are assigned at least annually. Some ratings for securities shown have been assigned to securities not yet assigned an NAIC designation in a manner approximating equivalent NRSRO categories.

2	Class 1 and class 2 NAIC designations are generally considered to represent investment grade ratings and are considered as such by the Company in reporting its credit quality information.
Other-Than-Temporary Impairment Evaluations

When evaluating whether a residential mortgage-backed security, commercial mortgage-backed security, collateralized debt obligation and other asset-backed securities are other-than-temporarily impaired, the Company examines characteristics of the underlying collateral, such as delinquency prepayment and default rates, the quality of the underlying borrower, the type of collateral in the pool, the vintage year of the collateral, subordination levels within the structure of the collateral pool, the quality of any credit guarantors, the Company’s intent to sell the security and whether it is more likely than not it will be required to sell the security before the recovery of its amortized cost basis.

In assessing corporate debt securities for other-than-temporary impairment, the Company evaluates the ability of the issuer to meet its debt obligations, the value of the company or specific collateral securing the debt position, the Company’s intent to sell the security and whether it is more likely than not it will be required to sell the security before the recovery of its amortized cost basis. A similar analysis is performed to evaluate U.S. Treasury securities and obligations of U.S. Government corporations, U.S. Government agencies, obligations of states and political subdivisions, and debt securities issued by foreign governments.

For all debt securities evaluated for other-than-temporary impairment (for which the Company does not have the intent to sell and it is not more likely than not that it will be required to sell the security before the recovery of its amortized cost basis), the Company considers the timing and amount of the cash flows. The Company evaluates its intent to sell on an individual security basis.

To the extent that the present value of the cash flows generated by a security is less than the amortized cost, an other-than-temporary impairment is recognized through earnings. It is reasonably possible that further declines in estimated fair values of such investments, or changes in assumptions or estimates of anticipated recoveries and/or cash flows, may cause further other-than-temporary impairments in the near term, which could be significant.

Equity securities may experience other-than-temporary impairment in the future based on the prospects for full recovery in value in a reasonable period of time and the Company’s ability and intent to hold the security to recovery.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

Under the current other-than temporary impairment model, which was amended by the FASB and adopted by the Company in the first quarter of 2009, debt securities that become other-than-temporarily impaired (where the Company does not intend to sell the security and it is not more likely than not that it will be required to sell the security prior to recovery of the security’s amortized cost) are bifurcated with the credit portion of the impairment loss being recognized in earnings and the non-credit loss portion of the impairment being recognized in a separate component of other comprehensive income, net of applicable taxes and other offsets. For securities that are other-than-temporarily impaired, a discussion of the estimate of the credit loss portion that is recognized in earnings is provided, as applicable in the respective section of this footnote.

Corporate Securities

Corporate securities include conventional bonds, private placement fixed maturity securities, syndicated corporate bank loans and hybrid securities with both debt and equity-like features. For these corporate securities, the following table summarizes, as of the dates indicated, the Company’s gross unrealized loss position categorized as investment grade vs. non-investment grade, for the period of time indicated, and based on the ratio of estimated fair value to amortized cost (in millions):

	Period of time for which unrealized loss has existed
	Investment Grade			Non-Investment Grade			Total
Ratio of estimated fair value to amortized cost	Less than or equal to one year	More than one year	Total	Less than or equal to one year	More than one year	Total	Less than or equal to one year	More than one year	Total
December 31, 2009:
99.9% - 80.0%	$27.1	$104.1	$131.2	$13.1	$45.5	$58.6	$40.2	$149.6	$189.8
79.9% - 50.0%	8.5	45.6	54.1	2.3	12.4	14.7	10.8	58.0	68.8
Below 50.0%	—	—	—	—	—	—	—	—	—

Total	$35.6	$149.7	$185.3	$15.4	$57.9	$73.3	$51.0	$207.6	$258.6

December 31, 2008:
99.9% - 80.0%	$355.7	$116.8	$472.5	$31.0	$23.4	$54.4	$386.7	$140.2	$526.9
79.9% - 50.0%	327.5	121.9	449.4	118.4	126.0	244.4	445.9	247.9	693.8
Below 50.0%	79.3	41.5	120.8	47.1	53.1	100.2	126.4	94.6	221.0

Total	$762.5	$280.2	$1,042.7	$196.5	$202.5	$399.0	$959.0	$482.7	$1,441.7

Judgments regarding whether a corporate debt security is other-than-temporarily impaired include analyzing the issuer’s financial condition. An analysis of the issuer’s financial condition includes whether there has been a decline in the overall value of the issuer or its ability to service the specific security. The total enterprise value of the company issuing the security is determined through asset coverage, cash flow multiples, or other industry standards. Several factors assessed when determining the enterprise value include, but are not limited to, credit quality ratings, cash flow sustainability, liquidity, strength, industry, and market position. Sources of information include, but are not limited to, management projections, independent consultants, street research, peer analysis, and internal analysis.

If the company has concerns regarding the viability of the issuer or its ability to service the specific security after this analysis, a recovery value analysis is prepared to determine if the recovery value has declined below the amortized cost of the security. The recovery value is combined with the estimated timing to recovery, any other applicable cash flows that are expected and the security’s effective yield to arrive at the expected present value of cash flows. If a recovery estimate is not feasible, then the market’s view of cash flows implied by the current fair value, market discount rates, and effective yield are the primary factors used to estimate recovery.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

The Company held hybrid securities issued by institutions in the financial sector with both debt and equity-like features, classified as corporate fixed maturity securities, with estimated fair values of $608.9 million and $661.2 million, and gross unrealized losses of $101.3 million and $379.9 million, as of December 31, 2009 and 2008, respectively. Of these unrealized losses as of December 31, 2009, $98.8 million, or 98%, were in an unrealized loss position for more than one year, evaluated under the debt model, compared to $106.3 million, or 18%, as of December 31, 2008. The Company evaluates such securities for other-than-temporary impairment using the criteria of either a debt or an equity security depending on the facts and circumstances of the individual issuer and security.

The Company invests in private placement fixed maturity securities because of the generally higher nominal yield available compared to comparably rated public fixed maturity securities, more restrictive financial and business covenants available in private fixed maturity security loan agreements, and stronger prepayment protection. Although private placement fixed maturity securities are not registered with the SEC and generally are less liquid than public fixed maturity securities, restrictive financial and business covenants included in private placement fixed maturity security loan agreements generally are designed to compensate for the impact of increased liquidity risk. A significant portion of the private placement fixed maturity securities that the Company holds are participations in issues that are also owned by other investors. In addition, some of these securities are rated by NRSROs, and substantially all have been assigned a rating by the NAIC, as shown in a previous table in this footnote summarizing the credit quality of the Company’s fixed maturity securities portfolio.

Residential Mortgage-Backed Securities

Residential mortgage-backed securities are a type of fixed income security backed by residential mortgage loans, which have been are sold into a trust or special purpose entity, formed for the purpose of securitizing and tranching the cash flows of the mortgage loans. The following tables summarize the distribution by collateral classification of the Company’s residential mortgage-backed securities as of dates indicated:

	As of December 31, 2009			As of December 31, 2008
in millions	Amortized cost	Estimated fair value	% of estimated fair value total	Amortized cost	Estimated fair value	% of estimated fair value total
Government agency	$2,546.9	$2,620.9	48%	$2,928.5	$3,002.4	50%
Prime	1,120.3	959.7	17%	1,341.6	1,041.4	17%
Alt-A	1,830.6	1,451.7	26%	1,850.7	1,451.6	24%
Sub-prime	577.3	473.7	9%	675.8	528.7	9%
Other residential mortgage collateral	3.8	2.9	—	11.2	10.6	—

Total	$6,078.9	$5,508.9	100%	$6,807.8	$6,034.7	100%

The Company considers Alt-A collateral to be mortgages whose underwriting standards do not qualify the mortgage for regular conforming or jumbo loan programs. Typical underwriting characteristics that cause a mortgage to fall into the Alt-A classification may include, but are not limited to, inadequate loan documentation of a borrower’s financial information, debt-to-income ratios above normal lending limits, loan-to-value ratios above normal lending limits that do not have primary mortgage insurance, a borrower who is a temporary resident, and loans securing non-conforming types of real estate. Alt-A mortgages are generally issued to borrowers having higher Fair Isaac Credit Organization (FICO) scores, and the lender typically charges a slightly higher interest rate for such mortgages.

The Company considers sub-prime collateral to be mortgages that are first or second lien mortgage loans issued to sub-prime borrowers, as demonstrated by recent delinquent rent or housing payments or substandard FICO scores. Second-lien mortgage loans are also considered sub-prime. The Company considers prime collateral to be mortgages whose underwriting standards qualify the mortgage for regular conforming or jumbo loan programs. In addition, government agency collateral is considered to be mortgages securitized by government agencies both implicitly and explicitly backed by the full faith and credit of the U.S. Government.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

For residential mortgage-backed securities, the following table summarizes as of the dates indicated the Company’s gross unrealized loss position categorized as investment grade vs. non-investment grade, for the period of time indicated, and based on the ratio of estimated fair value to amortized cost (in millions):

	Period of time for which unrealized loss has existed
	Investment Grade			Non-Investment Grade			Total
Ratio of estimated fair value to amortized cost	Less than or equal to one year	More than one year	Total	Less than or equal to one year	More than one year	Total	Less than or equal to one year	More than one year	Total
December 31, 2009:
99.9% - 80.0%	$29.0	$134.1	$163.1	$11.5	$41.5	$53.0	$40.5	$175.6	$216.1
79.9% - 50.0%	17.4	197.6	215.0	19.5	140.4	159.9	36.9	338.0	374.9
Below 50.0%	10.3	33.8	44.1	16.5	13.6	30.1	26.8	47.4	74.2

Total	$56.7	$365.5	$422.2	$47.5	$195.5	$243.0	$104.2	$561.0	$665.2

December 31, 2008:
99.9% - 80.0%	$47.7	$124.5	$172.2	$6.0	$10.3	$16.3	$53.7	$134.8	$188.5
79.9% - 50.0%	91.7	441.6	533.3	17.1	22.2	39.3	108.8	463.8	572.6
Below 50.0%	13.0	74.4	87.4	12.3	2.8	15.1	25.3	77.2	102.5

Total	$152.4	$640.5	$792.9	$35.4	$35.3	$70.7	$187.8	$675.8	$863.6

The Company evaluates its residential mortgage-backed securities for other-than-temporary impairment using multiple inputs. Loan level defaults are estimated using an option pricing approach in which the probability of borrower default increases as home equity declines. Other factors which influence the probability of default are debt-servicing, missed refinancing opportunities and geography. Loan level characteristics such as issuer, FICO score, payment terms, level of documentation, residency type, dwelling type and loan purpose are also utilized in the model along with historical performance, to estimate or measure the loan’s propensity to default. Additionally, the model takes into account loan age, seasonality, payment changes and exposure to refinancing as additional drivers of default. For transactions where loan level data is not available, the model uses a proxy based on the collateral characteristics. Loss severity in the model is a function of multiple factors, including but not limited to, the unpaid balance, interest rate, mortgage insurance ratios, assessed property value at origination, change in property valuation and loan-to-value ratio at origination. Prepayment speeds, both actual and estimated, are also considered. The cash flows generated by the collateral securing these securities are then determined based on these default, loss severity and prepayment assumptions. These collateral cash flows are then utilized, along with consideration for the issue’s position in the overall structure, to determine the cash flows associated with the residential mortgage-backed security held by the Company.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

Commercial Mortgage-Backed Securities

The Company owns and manages commercial mortgage-backed securities, which are trust certificates or bonds offered to investors that are collateralized by a pool of commercial mortgage loans from which the principal and interest paid on those mortgages flows to investors. These investments in commercial mortgage-backed securities are generally characterized by securities that are collateralized by static, heterogeneous pools of mortgages on commercial real estate properties. Deals are generally diversified across property types, geography, borrowers, tenants, loan size, coupon and vintages. For commercial mortgage-backed securities, the following tables summarize, as of the dates indicated, the Company’s gross unrealized loss position categorized as investment grade vs. non-investment grade, for the period of time indicated, and based on the ratio of estimated fair value to amortized cost (in millions):

	Period of time for which unrealized loss has existed
	Investment Grade			Non-Investment Grade			Total
Ratio of estimated fair value to amortized cost	Less than or equal to one year	More than one year	Total	Less than or equal to one year	More than one year	Total	Less than or equal to one year	More than one year	Total
December 31, 2009:
99.9% - 80.0%	$4.2	$54.0	$58.2	$—	$—	$—	$4.2	$54.0	$58.2
79.9% - 50.0%	—	85.2	85.2	—	—	—	—	85.2	85.2
Below 50.0%	1.0	62.9	63.9	—	—	—	1.0	62.9	63.9

Total	$5.2	$202.1	$207.3	$—	$—	$—	$5.2	$202.1	$207.3

December 31, 2008:
99.9% - 80.0%	$19.8	$36.7	$56.5	$—	$—	$—	$19.8	$36.7	$56.5
79.9% - 50.0%	129.6	40.9	170.5	—	—	—	129.6	40.9	170.5
Below 50.0%	41.0	187.3	228.3	—	—	—	41.0	187.3	228.3

Total	$190.4	$264.9	$455.3	$—	$—	$—	$190.4	$264.9	$455.3

Commercial mortgage-backed securities’ cash flows are generated by an industry standard fixed income analytics system designed for asset backed securities. In addition, a third party default model is generally utilized within this service to apply loan specific probability of default, refinance risk and loss severity ratios to generate estimated cash flows. Default and prepayment assumptions are deal specific and include, but are not limited to, delinquency, property type, loan size, debt service coverage ratio, loan to value ratios and loan age.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

Collateralized Debt Obligations

Collateralized debt obligations are asset-backed securities whose value is derived from the credit quality of the underlying corporate obligations. For collateralized debt obligations, the following tables summarize, as of the dates indicated, the Company’s gross unrealized loss position categorized as investment grade versus non-investment grade, for the period of time indicated, and based on the ratio of estimated fair value to amortized cost (in millions):

	Period of time for which unrealized loss has existed
	Investment Grade			Non-Investment Grade			Total
Ratio of estimated fair value to amortized cost	Less than or equal to one year	More than one year	Total	Less than or equal to one year	More than one year	Total	Less than or equal to one year	More than one year	Total
December 31, 2009:
99.9% - 80.0%	$0.4	$3.6	$4.0	$0.3	$15.8	$16.1	$0.7	$19.4	$20.1
79.9% - 50.0%	—	29.0	29.0	4.2	31.4	35.6	4.2	60.4	64.6
Below 50.0%	—	9.6	9.6	24.0	52.6	76.6	24.0	62.2	86.2

Total	$0.4	$42.2	$42.6	$28.5	$99.8	$128.3	$28.9	$142.0	$170.9

December 31, 2008:
99.9% - 80.0%	$7.0	$0.2	$7.2	$0.1	$0.6	$0.7	$7.1	$0.8	$7.9
79.9% - 50.0%	25.8	37.2	63.0	—	—	—	25.8	37.2	63.0
Below 50.0%	66.5	99.8	166.3	1.4	2.1	3.5	67.9	101.9	169.8

Total	$99.3	$137.2	$236.5	$1.5	$2.7	$4.2	$100.8	$139.9	$240.7

To generate the expected cash flows, agency NRSRO of the underlying corporate securities were used to develop default probabilities. Historical and forecasted loss severities were then applied to develop the expected losses within the security’s collateral pool. An independent data provider is then used to model each security’s structure and waterfall to determine cash flows at the security level. If a recovery estimate is not feasible, then the market’s view of cash flows implied by the current fair value, market discount rates, and effective yield are the primary factors used to estimate recovery.

Within the collateralized debt obligations security type are Pooled Trust Preferreds. Pooled Trust Preferreds are collateralized debt obligations where the collateral is regional bank and insurance company trust preferred securities. All banks in the pools were screened using data provided by U.S. Bank Rating service. The rating service score is a combination of the bank’s liquidity, asset quality, capital adequacy and profitability. The results of the analysis, as well as management’s evaluation of the results and broker research, are used to generate default rates which are modeled to create cash flows from the entire collateral pool underlying each pooled trust preferred security. An independent data provider is then used to model each security’s structure and payment waterfall to determine cash flows at the security level.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

Unrealized Gains and Losses

The following table presents the components of net unrealized losses on securities available-for-sale, as of December 31:

(in millions)	2009	2008
Net unrealized losses, before adjustments and taxes	$(349.6)	$(2,743.2)
Change in fair value attributable to fixed maturity securities designated in fair value hedging relationships	(35.1)	(57.7)

Total net unrealized losses, before adjustments and taxes	(384.7)	(2,800.9)
Adjustment to deferred policy acquisition costs	31.0	615.9
Adjustment to value of business acquired	0.2	9.6
Adjustment to future policy benefits and claims	19.5	46.9
Adjustment to policyholder dividend obligation	(16.4)	74.9
Deferred federal income tax benefit	122.6	718.8

Net unrealized losses	$(227.8)	$(1,334.8)

The following table presents an analysis of the net change in net unrealized gains (losses) on securities available-for-sale before adjustments and taxes for the years ended December 31:

(in millions)	20091	2008	2007
Fixed maturity securities	$2,381.7	$(2,682.2)	$(132.1)
Equity securities	11.9	(14.2)	(4.5)

Net increase (decrease)	$2,393.6	$(2,696.4)	$(136.6)

1
Includes the $384.2 million cumulative effect of adoption of accounting principle as of January 1, 2009 for the adoption of guidance impacting FASB ASC 320-10, Investments – Debt and Equity Securities.

The following table summarizes the Company’s accumulated other comprehensive losses recognized on debt securities which have credit losses in earnings, based on the adoption of guidance impacting FASB ASC 320-10, Investments – Debt and Equity Securities before federal income tax benefit, for the years ended December 31:

(in millions)	2009
Cumulative adoption of accounting principle as of January 1	$(384.2)
Net unrealized gains in the period	38.3

Total1	$(345.9)

1	Includes $417.5 million of other-than-temporary impairment losses recognized in other comprehensive income for the year ended December 31, 2009.
The Company’s practice is to disclose in the table above both the non-credit portion of the other-than-temporary impairment losses recognized in other comprehensive income and any subsequent changes in the fair value of those debt securities, which could result in a net unrealized gain.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

Mortgage Loans on Real Estate, Securitization and Real Estate

As of December 31, 2009 and 2008, the carrying value, net of specific reserves, of commercial mortgage loans on real estate considered specifically reserved was $154.8 million and $39.9 million, respectively, for which a $36.4 million and $14.4 million specific reserve had been established, respectively. No specific reserve exists for collateral dependent commercial mortgage loans for which the fair value of the collateral is estimated to be greater than the carrying value.

The following table summarizes activity in the valuation allowance account for mortgage loans on real estate for the years ended December 31:

(in millions)	2009	2008	2007
Allowance, beginning of period	$42.4	$24.8	$36.0
Net change in allowance	35.0	17.6	(11.2)

Allowance, end of period	$77.4	$42.4	$24.8

The Company has securitized commercial mortgage loans on real estate to third parties. The Company, as the transferor, has continuing involvement in these loans which consists of receiving servicing fees on loans which the Company has transferred.

The Company did not participate in any securitization arrangements during the years ended December 31, 2009 and 2008. The Company received $0.6 million, during the years ended December 31, 2009 and 2008, in servicing fees related to financial assets where there is a continuing involvement from the securitization of commercial mortgage loans on real estate. During 2007, the Company received proceeds of $928.0 million from the securitization of commercial mortgage loans on real estate to third parties, experienced realized losses of $7.3 million on these loans, and received $0.7 million in servicing fees related to loans securitized in 2007 and before.

The Company provided a representations and warranties letter to the transferee for each securitization arrangement. If it is found that the Company has made a misrepresentation, it could be required to provide financial support to the transferee or its beneficial interest holders. For the years ended December 31, 2009, 2008 and 2007, the Company was not required to provide any financial or other support that it was not previously contractually required to provide to the transferee or its beneficial interest holders.

Real estate held for use was $1.8 million and $9.8 million as of December 31, 2009 and 2008, respectively. These assets are carried at cost less accumulated depreciation, which was $0.4 million and $2.1 million as of December 31, 2009 and 2008, respectively. The carrying value of real estate held for sale was $7.1 million and $6.8 million as of December 31, 2009 and 2008, respectively.

Securities Lending

The Company, through an agent, lends certain portfolio holdings and in turn receives cash collateral with the objective of increasing the yield on its investments. The cash collateral is invested in high-quality, short-term and long-term investments. The Company’s policy requires the maintenance of collateral of a minimum of 102% of the fair value of the securities loaned. Net returns on the investments, after payment of a rebate to the borrower, are shared between the Company and its agent. Both the borrower and the Company can request or return the loaned securities at any time. The Company maintains ownership of the loaned securities at all times and is entitled to receive from the borrower any payments for interest or dividends received on such securities during the loan term. The Company recognizes loaned securities as part of its investments available-for-sale. The Company also recognizes the short-term and other long-term investments acquired with the cash collateral and its obligation to return such collateral to the borrower in short-term investments and fixed maturity securities and other liabilities, respectively.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

As of December 31, 2009 and December 31, 2008, the Company had received $41.4 million and $419.9 million, respectively, of cash collateral on securities lending. The Company had not received any non-cash collateral on securities lending as of December 31, 2009 and December 31, 2008. As of December 31, 2009 and December 31, 2008, the Company had loaned securities with a fair value of $40.0 million and $407.1 million, respectively.

Assets on Deposit, Held in Trust and Pledged as Collateral

Fixed maturity securities with an amortized cost of $19.2 million and $28.0 million were on deposit with various regulatory agencies as required by law as of December 31, 2009 and 2008, respectively,. These securities continue to be included in fixed maturity securities on the consolidated balance sheets.

Net Investment Income

The following table summarizes net investment income from continuing operations by investment type for the years ended December 31:

(in millions)	2009	2008	2007
Securities available-for-sale:
Fixed maturity securities	$1,465.1	$1,477.3	$1,518.5
Equity securities	1.9	5.3	5.0
Mortgage loans on real estate	445.4	497.1	554.1
Short-term investments	6.4	16.8	31.2
Other	17.0	(75.1)	152.0

Gross investment income	1,935.8	1,921.4	2,260.8
Less investment expenses	56.7	56.7	68.6

Net investment income	$1,879.1	$1,864.7	$2,192.2

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

Net Realized Investment Gains and Losses

The following table summarizes net realized investment gains (losses) from continuing operations by source for the years ended December 31:

(in millions)	2009	2008	2007
Total net derivatives gains (losses)1,2	399.8	(330.3)	(55.9)
Total realized gains on sales	191.7	40.2	93.3
Total realized losses on sales	(112.8)	(40.7)	(85.2)
Valuation (losses) gains3	(20.7)	(55.8)	1.9
Other	(4.2)	38.8	(1.3)

Net realized investment gains (losses)	$453.8	$(347.8)	$(47.2)

1
Includes gains of $413.6 million and losses of $500.7 million, and $26.7 million on derivatives and embedded derivatives associated with living benefit contracts for the years ended December 31, 2009, 2008, and 2007, respectively.

2
Includes losses of $171.8 million and gains of $109.4 million on derivatives associated with death benefit contracts for the years ended December 31, 2009 and 2008, respectively. There were no material gains or losses on derivatives associated with death benefit contracts during 2007.

3	Includes valuation of trading securities, mark-to-market valuation of mortgage loans held for sale, and changes in the valuation allowance not related to specific mortgage loans on real estate.
Proceeds from the sale of securities available-for-sale during 2009, 2008 and 2007 were $4.21 billion, $4.31 billion and $4.98 billion, respectively. During 2009 and 2008, gross gains of $189.0 million and $35.7 million, respectively, and gross losses of $70.3 million and $25.3 million, respectively, were realized on those sales.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

Other-Than-Temporary and Other Investment Impairment Losses

The following table summarizes other-than-temporary impairments for the years ended December 31:

(in millions)	Gross	Included in OCI	Net
2009:
Fixed maturity securities1	$906.8	$(417.5)	$489.3
Equity securities	7.1	—	7.1
Mortgage loans	71.8	—	71.8
Other	6.4	—	6.4

Total other-than-temporary impairment losses	$992.1	$(417.5)	$574.6

		2008	2007
Total Impairments:
Fixed maturity securities1		$1,052.2	$108.5
Equity securities		60.2	—
Mortgage loans		14.6	4.1
Other		3.7	5.1

Total other-than-temporary impairment losses		$1,130.7	$117.7

1
Declines in the creditworthiness of the issuer of hybrid securities with both debt and equity-like features requires the use of the equity model in analyzing the security for other-than-temporary impairment. For the year ended December 31, 2009, the Company recognized $167.6 million in other-than-temporary impairments related to these securities compared to $89.5 million and none for the years ended December 31, 2008 and 2007, respectively.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

The following table summarizes the cumulative amounts related to the Company’s credit loss portion of the other-than-temporary-impairment losses on debt securities held as of December 31, 2009 that the Company does not intend to sell and it is not more likely than not that the Company will be required to sell the security prior to recovery of the amortized cost basis and for which the non-credit portion of the loss is included in other comprehensive income:

(in millions)
Cumulative credit loss as of January 1, 20091	$507.5
New credit losses	168.4
Incremental credit losses2	71.9

Subtotal	747.8
Less:
Losses related to securities included in the beginning balance sold or paid down during the period	(267.3)
Losses related to securities included in the beginning balance for which there was a change in intent3	(63.1)
Increases in cash flows expected to be collected for securities included in the beginning balance	—

Cumulative credit loss as of December 31, 20091	$417.4

1
The cumulative credit loss amount excludes other-than-temporary-impairment losses on securities held as of the periods indicated that the Company intends to sell or it is more likely than not that the Company will be required to sell the security before the recovery of the amortized cost basis.

2	On securities included in the beginning balance.

3
Securities for which a credit-related other-than-temporary impairment loss was previously recorded that the Company now intends to sell or is more likely than not it will be required to sell before recovery of the amortized cost basis and has transferred the non-credit portion of loss previously recorded in other comprehensive income to earnings during the period. Also includes hybrid securities that had previously been evaluated for other-than-temporary impairment based on the criteria as a debt security, but in the current period are evaluated as an equity security due to declines in the creditworthiness of the issuer.

(7)	Deferred Policy Acquisition Costs
During the fourth quarter of 2009, the Company’s recorded balance of individual variable annuity DAC fell outside the Company’s preset parameters for the prescribed period, which primarily was driven by the continued market recovery and favorable market performance compared to assumed net separate account returns. Accordingly, the Company recalculated DAC using revised best estimate assumptions, which resulted in a increase in DAC and other related balances, including sales inducement assets, and an decrease in DAC amortization and other related balances of $218.5 million pre-tax in the Individual Investments segment. The Company used the reversion to the mean process with the anchor date that was reset during the second quarter 2007 unlocking as described below. The Company evaluated the assumed separate account performance level over the next three years and determined that the assumptions inherent in the reversion period were reasonable. The annual net separate account growth rate for the mean reversion period is 15%, the maximum rate under the Company’s parameters.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

During the second quarter of 2009, the Company conducted its annual comprehensive review of model assumptions used to project DAC and other related balances, including sales inducement assets, VOBA and unearned revenue reserves. The review covered all assumptions including mortality, lapses, expenses and general and separate account returns. As a result of this review, certain assumptions were unlocked (DAC unlock). The unlocked assumptions primarily related to lower expected investment spreads and separate account returns across all segments.

The pre-tax positive (negative) impact on the Company’s assets and liabilities as a result of the unlocking of assumptions during 2009 was as follows:

(in millions)	DAC	VOBA	Unearned Revenue Reserves	Sales Inducement Assets	Total
Segment:
Individual Investments	$191.9	$—	$—	$10.9	$202.8
Retirement Plans	(8.2)	—	—	—	(8.2)
Individual Protection	(43.9)	(13.2)	10.9	—	(46.2)

Total	$139.8	$(13.2)	$10.9	$10.9	$148.4

During the fourth quarter of 2008, the Company’s recorded balance of individual variable annuity DAC fell outside the Company’s preset parameters, which primarily was driven by continued unfavorable market performance compared to assumed net separate account returns. Management made a determination that it was not reasonably possible to get back within the preset parameters during the remaining prescribed period. Accordingly, the Company recalculated DAC using revised best estimate assumptions, which resulted in a decrease in DAC and an increase in DAC amortization and other related balances of $243.1 million pre-tax in the Individual Investments segment. The Company used the reversion to the mean process with the anchor date that was reset during the second quarter 2007 unlocking as described below. The Company evaluated the assumed separate account performance level over the next three years and determined that the assumptions inherent in the reversion period were reasonable. The annual net separate account growth rate for the mean reversion period is 15%, the maximum rate under the Company’s parameters.

During the third quarter of 2008, the Company’s recorded balance of individual variable annuity DAC fell outside the Company’s preset parameters for the prescribed period, which primarily was driven by unfavorable market performance compared to the assumed net separate account returns. Accordingly, the Company recalculated DAC using revised best estimate assumptions, which resulted in a decrease in DAC and an increase in DAC amortization and other related balances totaling $177.2 million pre-tax in the Individual Investments segment.

At the end of the second quarter of 2008, the Company determined as part of its comprehensive annual study of assumptions that certain assumptions should be unlocked. The unlocked assumptions primarily related to lapse and spread assumptions in the Individual Investments segment, the assumed growth rate on deposits per contract in the Retirement Plans segment, and mortality and lapse assumptions in the Individual Protection segment.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

The pre-tax positive (negative) impact on the Company’s assets and liabilities as a result of the unlocking of assumptions during the year ended December 31, 2008 was as follows:

(in millions)	DAC	VOBA	Unearned Revenue Reserves	Sales Inducement Assets	Total
Segment:
Individual Investments	$(429.1)	$(2.6)	$—	$(0.6)	$(432.3)
Retirement Plans	(2.3)	—	—	—	(2.3)
Individual Protection	(2.8)	7.5	3.2	—	7.9

Total	$(434.2)	$4.9	$3.2	$(0.6)	$(426.7)

During the second quarter of 2007, the Company conducted its annual comprehensive review of model assumptions used to project DAC and other related balances, including sales inducement assets, VOBA, unearned revenue reserves, and guaranteed minimum death and income benefit reserves. This review included all assumptions, including expected separate account investment returns during the three-year reversion period, lapse rates, mortality and expenses. The Company determined as part of this annual review that the overall separate account returns were expected to exceed previous estimates due to favorable financial market trends. Additionally, while the Company estimated that the overall profitability of its variable products had improved, it expected the long-term net growth in separate account investment performance to moderate.

Accordingly, the second quarter 2007 unlocking process included changes in several assumptions, including assumptions affecting net separate account investment performance. This unlocking resulted in a net increase in DAC and a benefit to DAC amortization and other related balances totaling $216.5 million pre-tax. First, the Company reset the anchor date for its reversion to the mean calculations, which increased the annual net separate account growth rate to 7% during the first three years of the projection period from 0% (which was the rate of return for the three-year reversion period required from the previous anchor date). Second, as a result of its current analysis, including its evaluation of ongoing trends and expectations regarding financial market performance, the Company unlocked and reset its long-term assumption for net separate account growth rates to 7% from 8%. This decreased the net separate account growth rate by 1% to 7% for all years subsequent to the three-year reversion period. The combination of resetting these two factors resulted in a $161.9 million increase in DAC and benefit to DAC amortization and other related balances. The impact of changing the annual net separate account growth rate from 0% to 7% during the three-year reversion period had a much larger effect on the DAC balance when compared to the 1% incremental change in the long-term assumption for net separate account investment performance. The remainder of the increase in DAC and benefit to DAC amortization and other related balances resulting from the DAC unlocking process primarily was related to the recorded balance of individual variable annuity DAC falling outside the Company’s preset parameters for the prescribed period, which was driven by favorable market performance in excess of the assumed net separate account returns. Accordingly, the Company recalculated DAC using revised best estimate assumptions, which resulted in a $78.8 million increase in DAC and benefit to DAC amortization and other related balances. This was partially offset by a $24.2 million decrease in DAC and increase in DAC amortization and other related balances due to increasing estimated lapse rates for fixed annuity and BOLI products.

During the second quarter of 2007, the Company added a new feature to its existing GLWB rider, Lifetime Income (L.inc). This new feature resulted in a substantial change in the existing contracts and, therefore, an extinguishment of the DAC associated with those contracts pursuant to the American Institute of Certified Public Accountants’ Statement of Position 05-1, Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection with Modifications or Exchanges of Insurance Contracts. As a result, the Company eliminated existing DAC and other related balances resulting in a $135.0 million pre-tax charge.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

The pre-tax positive (negative) impact on the Company’s assets and liabilities as a result of the unlocking of these assumptions during the second quarter of 2007 was as follows:

(in millions)	DAC	VOBA	Unearned Revenue Reserves	Sales Inducement Assets	Total
Segment:
Individual Investments	$(208.9)	$—	$—	$12.5	$(196.4)
Retirement Plans	(10.5)	—	—	—	(10.5)
Individual Protection	(16.4)	5.1	1.7	—	(9.6)

Total	$(235.8)	$5.1	$1.7	$12.5	$(216.5)

The following table presents a reconciliation of DAC for the years ended December 31:

(in millions)	2009	2008
Balance at beginning of period	$4,523.8	$4,095.6
Capitalization of DAC	513.0	587.6
Amortization of DAC, excluding unlocks	(605.4)	(257.4)
Amortization of DAC, related to unlocks	139.8	(434.2)
Adjustments to DAC related to unrealized gains and losses on securities available-for-sale and other	(588.1)	532.2

Balance at end of period	$3,983.1	$4,523.8

(8)	Value of Business Acquired and Other Intangible Assets
The following table presents a reconciliation of VOBA for the years ended December 31:

(in millions)	2009	2008
Balance at beginning of period	$334.0	$354.8
Amortization of VOBA	(49.4)	(31.4)
Net realized losses on investments	1.7	1.9
Other	—	0.5

Subtotal	286.3	325.8
Change in unrealized (loss) gain on available-for-sale securities	(9.4)	8.2

Balance at end of period	$276.9	$334.0

Interest on the unamortized VOBA balance (at interest rates ranging from 4.50% to 7.56%) is included in amortization and was $20.1 million, $22.4 million and $24.8 million during the years ended December 31, 2009, 2008 and 2007, respectively.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

The following table summarizes intangible assets as of December 31:

(in millions)	Initial useful life1	2009		2008
		Gross carrying amount	Accumulated amortization	Gross carrying amount	Accumulated amortization
Amortizing:
VOBA	28 years	$594.9	$318.0	$594.9	$270.5
Distribution forces	20 years	7.0	7.0	7.0	1.3

Total intangible assets		$601.9	$325.0	$601.9	$271.8

1	The initial useful life was based on applicable assumptions. Actual periods are subject to revision based on variances from assumptions and other relevant factors.
During the fourth quarter of 2009, the Company recorded a $5.4 million pre-tax impairment charge on intangible assets associated with the NFN retirement services distribution channel.

During 2009, the Company fully amortized intangible assets related to NLICA and NLACA state insurance licenses, which resulted in a $7.8 million pre-tax charge. The state insurance licenses had indefinite useful lives and were not previously amortized. Due to the merger with NLIC and NLAIC, respectively, on December 31, 2009, the NLICA and NLACA state insurance licenses are no longer required as the surviving entities have the required state insurance licenses to conduct business on existing NLICA and NLACA products. The Company will surrender the state insurance licenses back to each state. See Note 1 for a description of the merger transaction between these entities.

During 2008, the Company recorded a $19.7 million pre-tax impairment charge on career agency force and independent agency force intangible assets associated with its plan to exit the NFN professional consulting group sales channel and selling arrangement changes for the independent agency force.

The Company’s annual impairment testing performed as of June 30, did not result in material impairment losses on intangible assets during 2009, 2008 and 2007.

Based on current assumptions, which are subject to change, the following table summarizes estimated amortization for the next five years ended December 31:

(in millions)	VOBA
2010	$28.8
2011	24.2
2012	21.9
2013	19.4
2014	16.0

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

(9)	Goodwill
The following table summarizes changes in the carrying value of goodwill by segment for the years indicated:

(in millions)	Retirement Plans	Individual Protection	Total
Balance as of December 31, 2007	$25.4	$174.4	$199.8
Adjustments	—	—	—

Balance as of December 31, 2008	25.4	174.4	199.8
Adjustments	—	—	—

Balance as of December 31, 2009	$25.4	$174.4	$199.8

The Company’s 2009 annual impairment testing did not result in any impairments on existing goodwill. As of the 2009 annual impairment testing, the fair value of the reporting units with goodwill was in excess of the carrying value. The goodwill balances as of 12/31/09 have not been previously impaired.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

(10)	Closed Block
The amounts shown in the following tables for assets, liabilities, revenues and expenses of the closed block are those that enter into the determination of amounts that are to be paid to policyholders.

The following table summarizes financial information for the closed block as of December 31:

(in millions)	2009	2008
Liabilities:
Future policyholder benefits	$1,818.0	$1,844.2
Policyholder funds and accumulated dividends	142.9	142.7
Policyholder dividends payable	28.7	31.7
Policyholder dividend obligation	48.7	(62.2)
Other policy obligations and liabilities	13.8	9.2

Total liabilities	2,052.1	1,965.6

Assets:
Fixed maturity securities available-for-sale, at estimated fair value	1,236.2	1,082.1
Mortgage loans on real estate	263.2	294.8
Policy loans	190.5	197.9
Other assets	135.4	152.3

Total assets	1,825.3	1,727.1

Excess of reported liabilities over assets	226.8	238.5

Portion of above representing other comprehensive income:
Increase (decrease) in unrealized gain on fixed maturity securities available-for-sale	90.8	(88.6)
Adjustment to policyholder dividend obligation	(90.8)	88.6

Total	—	—

Maximum future earnings to be recognized from assets and liabilities	$226.8	$238.5

Other comprehensive income:
Fixed maturity securities available-for-sale:
Fair value	$1,236.2	$1,082.1
Amortized cost	1,252.6	1,157.0
Shadow policyholder dividend obligation	(16.4)	74.9

Net unrealized appreciation	$—	$—

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

The following table summarizes closed block operations for the years ended December 31:

(in millions)	2009	2008	2007
Revenues:
Premiums	$89.6	$92.9	$95.7
Net investment income	105.6	108.9	102.5
Realized investment gains (losses)	1.8	(40.9)	(1.5)
Realized (losses) gains credited to to policyholder benefit obligation	(5.8)	36.9	(2.5)

Total revenues	191.2	197.8	194.2

Benefits and expenses:
Policy and contract benefits	132.9	131.1	136.4
Change in future policyholder benefits and interest credited to policyholder accounts	(24.4)	(17.4)	(19.3)
Policyholder dividends	59.2	62.9	61.1
Change in policyholder dividend obligation	4.4	2.6	(3.6)
Other expenses	1.1	1.2	1.2

Total benefits and expenses	173.2	180.4	175.8

Total revenues, net of benefits and expenses, before federal income tax expense	18.0	17.4	18.4
Federal income tax expense	6.3	6.1	6.4

Revenues, net of benefits and expenses and federal income tax expense	$11.7	$11.3	$12.0

Maximum future earnings from assets and liabilities:
Beginning of period	$238.5	$249.8	$261.8
Change during period	(11.7)	(11.3)	(12.0)

End of period	$226.8	$238.5	$249.8

Cumulative closed block earnings from inception through December 31, 2009 and 2008 were higher than expected as determined in the actuarial calculation. Therefore, policyholder dividend obligations (excluding the adjustment for unrealized gains on available-for-sale securities) were $32.3 million and $12.7 million as of December 31, 2009 and 2008, respectively.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

(11)	Variable Contracts
The Company issues traditional variable annuity contracts through its separate accounts, for which investment income and gains and losses on investments accrue directly to, and investment risk is borne by, the contractholder. The Company also issues non-traditional variable annuity contracts in which the Company provides various forms of guarantees to benefit the related contractholders. The Company provides five primary guarantee types under non-traditional variable annuity contracts: (1) guaranteed minimum death benefits (GMDB); (2) GMAB; (3) guaranteed minimum income benefits (GMIB); (4) GLWB; and (5) a hybrid guarantee with GMAB and GLWB.

The GMDB provides a specified minimum return upon death. Many of these death benefits are spousal, whereby a death benefit will be paid upon death of the first spouse. The survivor has the option to terminate the contract or continue it and have the death benefit paid into the contract and a second death benefit paid upon the survivor’s death. The Company has offered six primary GMDB types:

•
Return of premium – provides the greater of account value or total deposits made to the contract less any partial withdrawals and assessments, which is referred to as “net premiums.” There are two variations of this benefit. In general, there is no lock in age for this benefit. However, for some contracts the GMDB reverts to the account value at a specified age, typically age 75.

•
Reset – provides the greater of a return of premium death benefit or the most recent five-year anniversary (prior to lock-in age) account value adjusted for withdrawals. For most contracts, this GMDB locks in at age 86 or 90, and for others the GMDB reverts to the account value at age 75, 85, 86 or 90.

•
Ratchet – provides the greater of a return of premium death benefit or the highest specified “anniversary” account value (prior to age 86) adjusted for withdrawals. Currently, there are three versions of ratchet, with the difference based on the definition of anniversary: monthaversary – evaluated monthly; annual – evaluated annually; and five-year – evaluated every fifth year.

•
Rollup – provides the greater of a return of premium death benefit or premiums adjusted for withdrawals accumulated at generally 5% simple interest up to the earlier of age 86 or 200% of adjusted premiums. There are two variations of this benefit: for certain contracts, this GMDB locks in at age 86, and for others the GMDB reverts to the account value at age 75.

•	Combo – provides the greater of annual ratchet death benefit or rollup death benefit. This benefit locks in at either age 81 or 86.

•
Earnings enhancement – provides an enhancement to the death benefit that is a specified percentage of the adjusted earnings accumulated on the contract at the date of death. There are two versions of this benefit: (1) the benefit expires at age 86, and a credit of 4% of account value is deposited into the contract; and (2) the benefit does not have an end age, but has a cap on the payout and is paid upon the first death in a spousal situation. Both benefits have age limitations. This benefit is paid in addition to any other death benefits paid under the contract.

The GMAB, offered in the Company’s Capital Preservation Plus contract rider, is a living benefit that provides the contractholder with a guaranteed return of premium, adjusted proportionately for withdrawals, after a specified time period (5, 7 or 10 years) selected by the contractholder at the issuance of the variable annuity contract. In some cases, the contractholder also has the option, after a specified time period, to drop the rider and continue the variable annuity contract without the GMAB. In general, the GMAB requires a minimum allocation to guaranteed term options or adherence to limitations required by an approved asset allocation strategy.

The GLWB, offered in the Company’s L.inc, is a living benefit that provides for enhanced retirement income security without the liquidity loss associated with annuitization. The withdrawal rates vary based on the age when withdrawals begin and are applied to a benefit base to determine the guaranteed lifetime income amount available to a contractholder. The benefit base is equal to the variable annuity premium at contract issuance and may increase as a result of a ratchet feature that is driven by account performance and a roll-up feature that is driven by policy duration.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

The GMIB is a living benefit that provides the contractholder with a guaranteed annuitization value. The GMIB types are:

•	Ratchet – provides an annuitization value equal to the greater of account value, net premiums or the highest one-year anniversary account value (prior to age 86) adjusted for withdrawals.

•
Rollup – provides an annuitization value equal to the greater of account value and premiums adjusted for withdrawals accumulated at 5% compound interest up to the earlier of age 86 or 200% of adjusted premiums.

•	Combo – provides an annuitization value equal to the greater of account value, ratchet GMIB benefit or rollup GMIB benefit.
In January 2009, the Company decided to simplify its living benefit guarantees and only offer L.inc on new sales.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

All GMAB contracts with the hybrid GMAB/GLWB rider are included with GMAB contracts in the following tables. The following table summarizes the account values and net amount at risk, net of reinsurance, for variable annuity contracts with guarantees invested in both general and separate accounts as of December 31 (a contract may contain multiple guarantees):

	2009					2008
(in millions)	General account value	Separate account value	Total account value	Net amount at risk1	Wtd. avg. attained age	General account value	Separate account value	Total account value	Net amount at risk1	Wtd. avg. attained age
GMDB:
Return of premium	$728.8	$5,859.6	$6,588.4	$99.5	61	$912.1	$5,082.2	$5,994.3	$440.6	60
Reset	1,622.4	12,406.1	14,028.5	899.5	64	2,282.3	10,259.8	12,542.1	2,477.7	64
Ratchet	1,181.3	13,835.5	15,016.8	1,772.4	67	1,877.7	10,545.7	12,423.4	3,775.3	67
Rollup	41.8	258.7	300.5	17.7	73	48.5	241.9	290.4	25.9	72
Combo	229.1	1,577.3	1,806.4	325.6	69	306.0	1,398.1	1,704.1	621.2	69

Subtotal	3,803.4	33,937.2	37,740.6	3,114.7	65	5,426.6	27,527.7	32,954.3	7,340.7	65
Earnings enhancement	16.5	373.4	389.9	19.6	64	28.1	305.4	333.5	7.2	63

Total - GMDB	$3,819.9	$34,310.6	$38,130.5	$3,134.3	65	$5,454.7	$27,833.1	$33,287.8	$7,347.9	65

GMAB2:
5 Year	$383.0	$2,639.8	$3,022.8	$171.5	N/A	$607.0	$2,260.6	$2,867.6	$499.0	N/A
7 Year	393.6	2,151.9	2,545.5	180.4	N/A	451.6	1,814.3	2,265.9	482.9	N/A
10 Year	70.2	684.6	754.8	39.5	N/A	80.2	597.7	677.9	132.2	N/A

Total - GMAB	$846.8	$5,476.3	$6,323.1	$391.4	N/A	$1,138.8	$4,672.6	$5,811.4	$1,114.1	N/A

GMIB3:
Ratchet	$16.3	$242.0	$258.3	$0.3	N/A	$16.2	$228.5	$244.7	$5.6	N/A
Rollup	46.6	625.6	672.2	0.4	N/A	47.1	612.4	659.5	1.3	N/A
Combo	—	0.2	0.2	—	N/A	—	0.1	0.1	—	N/A

Total - GMIB	$62.9	$867.8	$930.7	$0.7	N/A	$63.3	$841.0	$904.3	$6.9	N/A

GLWB:
L.inc	$229.7	$7,056.7	$7,286.4	$67.3	N/A	$72.4	$3,248.4	$3,320.8	$571.5	N/A
Porfolio income insurance	—	20.7	20.7	—	N/A	—	—	—	—	N/A

Total - GLWB	$229.7	$7,077.4	$7,307.1	$67.3	N/A	$72.4	$3,248.4	$3,320.8	$571.5	N/A

1
Net amount at risk is calculated on a seriatim basis and equals the respective guaranteed benefit less the account value (or zero if the account value exceeds the guaranteed benefit). As it relates to GMIB, net amount at risk is calculated as if all policies were eligible to annuitize immediately, although all GMIB options have a waiting period of at least 7 years from issuance.

2	GMAB contracts with the hybrid GMAB/GLWB rider had account values of $5.32 billion and $4.59 billion as of December 31, 2009 and 2008, respectively.

3	The weighted average period remaining until expected annuitization is not meaningful and has not been presented because there is currently no material GMIB exposure.
Net amount at risk is highly sensitive to changes in financial market movements. See Note 5, Derivatives Not Qualifying for Hedge Accounting – Equity Market Risk Management, for a discussion of the Company’s risk management practices with respect to financial market exposure.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

The following table summarizes account balances of variable annuity contracts that were invested in separate accounts as of December 31:

(in millions)	2009	2008
Mutual funds:
Bond	$4,920.2	$4,370.3
Domestic equity	24,598.8	18,676.2
International equity	3,046.9	2,421.4

Total mutual funds	32,565.9	25,467.9
Money market funds	1,473.4	2,146.4

Total	$34,039.3	$27,614.3

The following table summarizes the reserve balances, net of reinsurance, for variable annuity contracts with guarantees as of December 31:

(in millions)	2009	2008
Living benefit riders	$265.9	$1,698.0
GMDB	67.0	193.4
GMIB	3.1	5.5

The Company’s living benefit riders represent an embedded derivative in a variable annuity contract that is required to be separated from, and valued apart from, the host variable annuity contract. The embedded derivatives are carried at fair value. Subsequent changes in the fair value of the embedded derivatives are recognized in earnings as a component of net realized investment gains and losses. The fair value of the embedded derivatives is calculated based on a combination of capital market and actuarial assumptions. Projections of cash flows inherent in the valuation of the embedded derivative incorporate numerous assumptions including, but not limited to, expectations of contractholder persistency, contractholder withdrawal patterns, risk neutral market returns, correlations of market returns and market return volatility. As of December 31, 2009 and 2008, the net balance of the embedded derivatives for living benefits was a liability of $265.9 million and a liability of $1.70 billion, respectively. The GLWB component of living benefit riders was immaterial in 2009 and $699.9 million in 2008, respectively.

The Company’s incurred and paid amounts for living benefit features were immaterial for the years ended December 31, 2009 and 2008. The incurred and paid amounts were immaterial for 2008. The Company does not expect any meaningful level of claims under the living benefit features for several years and believes the impact of claims is expected to be mitigated by its economic hedging program.

During the year ended December 31, 2009, the Company recorded net realized investment gains on living benefit embedded derivatives and related economic hedging gains of $413.6 million. These gains were comprised of $1.50 billion of net realized investment gains on living benefit embedded derivatives and $1.08 billion of related economic hedging losses. The net realized investment gains on living benefit embedded derivatives primarily resulted from higher interest rates, lower volatility assumptions and an increase to the nonperformance component of the discount rate. The increase in net realized investment gains on embedded derivatives increased amortization of DAC by $389.6 million in 2009 compared to 2008, which is included in the Corporate and Other segment.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

The Company’s GMDB claim reserves are determined by estimating the expected value of death benefits on contracts that trigger a policy benefit and recognizing the excess ratably over the accumulation period based on total expected assessments. GMIB claim reserves are determined each period by estimating the expected value of annuitization benefits in excess of the projected account balance at the date of annuitization and recognizing the excess ratably over the accumulation period based on total assessments. The Company regularly evaluates its GMDB and GMIB claim reserve estimates and adjusts the additional liability balances as appropriate, with a related charge or credit to other benefits and claims in the period of evaluation if actual experience or other evidence suggests that earlier assumptions should be revised. The assumptions used in calculating GMIB claim reserves are consistent with those used for calculating GMDB claim reserves. In addition, the calculation of GMIB claim reserves assumes benefit utilization ranges from a low of 3% when the contractholder’s annuitization value is at least 10% in the money to 100% utilization when the contractholder is 90% or more in the money.

The Company’s incurred and paid amounts for GMDBs were $132.4 million for the year ended December 31, 2009 compared to $67.1 million for the year ended December 31, 2008.

The following assumptions and methodology were used to determine the GMDB claim reserves as of December 31, 2009 and 2008:

•
Data used was based on a combination of historical numbers and future projections generally involving 250 and 50 probabilistically generated economic scenarios as of December 31, 2009 and 2008, respectively

•	Mean gross equity performance – 10.4% and 8.1% as of December 31, 2009 and 2008, respectively

•	Equity volatility – 18.0% and 18.7% as of December 31, 2009 and 2008, respectively

•	Mortality – 91% of Annuity 2000 Basic table for males, 101% for females as of December 31, 2009; and 100% of Annuity 2000 tables as of December 31, 2008

•	Asset fees – equivalent to mutual fund and product loads

•	Discount rate – approximately 7.0%
Lapse rate assumptions vary by duration as shown below:

December 31, 2009 Duration (years)	1	2	3	4	5	6	7	8	9	10+

Minimum	1.0%	2.0%	2.5%	3.0%	5.0%	6.0%	7.0%	7.0%	10.0%	10.0%
Maximum	3.5%	2.0%	4.0%	4.5%	35.0%	40.0%	18.5%	32.5%	32.5%	18.5%

December 31, 2008 Duration (years)	1	2	3	4	5	6	7	8	9	10+

Minimum	1.0%	2.0%	2.0%	3.0%	4.5%	6.0%	7.0%	7.0%	11.5%	11.5%
Maximum	1.5%	2.5%	4.0%	4.5%	40.0%	41.5%	21.5%	35.0%	35.0%	18.5%
The Company’s incurred and paid amounts for GMIBs were $7.2 million for the years ended December 31, 2009. The incurred and paid amounts were immaterial for 2008.

The Company did not transfer assets from the general account to the separate account for any of its variable annuity contracts during the years ended December 31, 2009 and 2008.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

The following table summarizes account balances of variable universal life insurance contracts that were invested in separate accounts as of December 31:

(in millions)	2009	2008
Mutual funds:
Bond	$452.8	$412.7
Domestic equity	2,996.3	2,459.5
International equity	416.9	334.6

Total mutual funds	3,866.0	3,206.8
Money market funds	257.0	295.0

Total	$4,123.0	$3,501.8

(12)	Short-Term Debt
The following table summarizes short-term debt as of December 31:

(in millions)	2009	2008
$800.0 million commercial paper program	$150.0	$149.9
$350.0 million securities lending program facility	—	99.8

Total short-term debt	$150.0	$249.7

The Company has entered into an agreement with its custodial bank to borrow against the cash collateral that is posted in connection with its securities lending program. This is an uncommitted facility contingent on the liquidity of the securities lending program. The borrowing facility was established to fund commercial mortgage loans that were originated with the intent of sale through securitization. The maximum amount available under the agreement is $350.0 million. The borrowing rate on this program is equal to one-month U.S. London Interbank Offered Rate (LIBOR). On July 31, 2009, the Company paid down the $99.7 million principal balance on the securities lending program facility. The Company had no amounts outstanding under this agreement as of December 31, 2009 compared to $99.8 million as of December 31, 2008.

The Company has available as a source of funds a $1.00 billion revolving credit facility entered into by NFS, NLIC and NMIC with a maturity of May 13, 2010. The facility provides for several and not joint liability with respect to any amount drawn by any party. The facility contains covenants, including, but not limited to, requirements that NMIC maintain statutory surplus in excess of $5.30 billion, the Company’s debt not exceed 40% of tangible net worth, as defined, and that NLIC maintain statutory surplus in excess of $1.67 billion. A breach by any borrower of the financial covenants will impact the availability of the line for the other borrowers and may accelerate payment. NMIC had no amounts outstanding under this agreement as of December 31, 2009. NLIC also has an $800.0 million commercial paper program and rating agency guidelines recommend that NLIC maintain minimum liquidity backup, which includes cash and liquid assets as well as committed bank lines, equal to 50% of any amounts outstanding under the commercial paper program. Therefore, availability under the aggregate $1.00 billion credit facility is reduced by the amount outstanding in excess of available cash and liquid assets. NLIC had $150.0 million of commercial paper outstanding at December 31, 2009 at a weighted average interest rate of 0.29% and $149.9 million outstanding at December 31, 2008 at a weighted average interest rate of 2.07%.

The Company paid interest on short-term debt totaling $1.3 million, $8.3 million, and $15.0 million in 2009, 2008 and 2007, respectively.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

(13)	Long-Term Debt
The following table summarizes surplus notes payable to NFS as of December 31:

(in millions)	2009	2008
8.15% surplus note, due June 27, 2032	$300.0	$300.0
7.50% surplus note, due December 17, 2031	300.0	300.0
6.75% surplus note, due December 23, 2033	100.0	100.0

Total long-term debt	$700.0	$700.0

The Company made interest payments to NFS on surplus notes totaling $53.7 million in 2009, 2008 and 2007. Payments of interest and principal under the notes require the prior approval of the Ohio Department of Insurance (ODI).

On September 30, 2009, the Company sold NLICA, a 5.75%, $200.0 million surplus note maturing on September 30, 2010. Due to the merger of NLICA with and into the Company on December 31, 2009, the note was redeemed, in whole, by the Company at a redemption price equal to 100% of the aggregate principal amount outstanding plus accrued interest.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

(14)	Federal Income Taxes
Effective January 1, 2009, pursuant to the merger agreement dated August 6, 2008 whereby NMIC and its affiliates purchased all of the NFS common stock they did not already own, Nationwide Corporation will own more than 80% of the value of NFS, meeting the requirements for NFS to join the NMIC consolidated federal income tax return. However, the life insurance company subsidiaries will not be eligible to join the NMIC consolidated federal income tax return until 2014. NFS will file a one day life/non-life, federal income tax return (January 1, 2009) with all of its downstream subsidiaries.

The following table summarizes the tax effects of temporary differences that give rise to significant components of the net deferred tax asset (liability) as of December 31:

(in millions)	2009	2008
Deferred tax assets:
Future policy benefits and claims	$1,108.5	$955.6
Securities available-for-sale	—	809.2
Derivatives	62.6	229.7
Capital loss carryforward	102.8	—
Other	267.1	258.0

Gross deferred tax assets	1,541.0	2,252.5
Less valuation allowance	(23.7)	(23.7)

Deferred tax assets, net of valuation allowance	1,517.3	2,228.8

Deferred tax liabilities:
Deferred policy acquisition costs	(1,083.7)	(1,293.6)
Securities available-for-sale	(215.9)	—
Value of business acquired	(95.6)	(112.9)
Other	(96.9)	(168.3)

Gross deferred tax liabilities	(1,492.1)	(1,574.8)

Net deferred tax asset (liability)	$25.2	$654.0

In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion of the total gross deferred tax assets will not be realized. Future taxable amounts or recovery of federal income taxes paid within the statutory carryback period can offset nearly all future deductible amounts. Because it is more likely than not that certain deferred tax assets will not be realized, the Company established a valuation allowance of $23.7 million, $23.7 million and $23.7 million as of December 31, 2009, 2008 and 2007, respectively. No additional valuation allowances are required to be recognized as the Company has prudent and feasible tax planning strategies that would, if necessary, be implemented to utilize deferred tax assets.

The Company’s current federal income tax (liability) asset was $(108.5) million and $132.1 million as of December 31, 2009 and 2008, respectively.

Total federal income taxes (refunded) paid were $(59.0) million, $(40.9) million, and $117.9 million during the years ended December 31, 2009, 2008 and 2007, respectively.

As of December 31, 2009, the Company has $293.7 million of capital loss carryforwards that can carry forward for five tax years and are expected to be fully utilized. In addition, the Company has $6.7 million in low income housing credit carryforwards which can be carried forward for twenty years. The Company expects that they will be fully utilized. The Company has $22.7 million in Alternative Minimum Tax (AMT) credit carryforwards, which can be carried forward until utilized. The Company expects to fully realize the AMT credits in the future.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

The following table summarizes the federal income tax expense (benefit) attributable to income (loss) from continuing operations for the years ended December 31:

(in millions)	2009	2008	2007
Current	$165.0	$(130.8)	$108.0
Deferred	(117.1)	(403.0)	39.3

Federal income tax expense (benefit)	$47.9	$(533.8)	$147.3

Total federal income tax expense (benefit) differs from the amount computed by applying the U.S. federal income tax rate to income (loss) from continuing operations before federal income tax expense (benefit) as follows for the years ended December 31:

	2009		2008		2007
(dollars in millions)	Amount	%	Amount	%	Amount	%
Computed tax expense (benefit)	$107.3	35.0	$(497.4)	35.0	$220.2	35.0
DRD	(56.1)	(18.3)	(42.1)	3.0	(67.5)	(10.7)
Impact of noncontrolling interest	18.3	6.0	25.3	(1.8)	17.8	2.8
Tax credits	(21.4)	(7.0)	(25.8)	1.8	(22.3)	(3.6)
Other, net	(0.2)	(0.1)	6.2	(0.4)	(0.9)	(0.1)

Total	$47.9	15.6	$(533.8)	37.6	$147.3	23.4

During 2009, the Company recorded $8.7 million of net federal income tax expense adjustments primarily related to differences between the 2008 estimated tax liability and the amounts reported on the Company’s 2008 tax returns. These changes in estimates primarily were driven by the Company’s separate account dividends received deduction (DRD) and foreign tax credit.

During the third quarter of 2008, the Company refined its separate account DRD calculation and estimation process. As a result, the Company reduced its third quarter separate account DRD projection from a federal income tax benefit of $14.3 million to a $4.4 million benefit. This reduction in estimate primarily was driven by the assumptions used in the estimation process regarding future dividend income within the separate accounts. The assumptions used in the separate account DRD calculation are based on the Company’s best estimate of future events.

In addition, during 2008, the Company recorded $11.9 million of net federal income tax expense adjustments primarily related to differences between the 2007 estimated tax liability and the amounts expected to be reported on the Company’s 2007 tax returns when filed. These changes in estimates primarily were driven by the Company’s separate account DRD.

During 2007, the Company recorded $7.6 million of net federal income tax expense adjustments primarily related to differences between the 2006 estimated tax liability and the amounts the Company reported on its 2006 tax returns.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

A rollforward of the beginning and ending uncertain tax positions, including permanent and temporary differences, but excluding interest and penalties, is as follows:

(in millions)	2009	2008
Balance at beginning of period	$44.0	$8.8
Additions for current year tax positions	36.8	37.7
Additions for prior years tax positions	14.9	0.3
Reductions for prior years tax positions	(1.1)	(2.8)

Balance at end of period	$94.6	$44.0

The total amount of unrecognized tax benefits that, if recognized, would impact the effective tax rate on December 31, 2009, is $43.0 million.

The Company has included tax on permanent uncertain tax positions and interest and penalties on all uncertain tax positions in determining the potential impact on the effective tax rate above. An uncertain tax timing position may result in the acceleration of cash payments to the IRS, but will not impact the effective tax rate.

During the years ended December 31, 2009, and 2008, the Company incurred $0.2 million and $1.0 million in interest and penalties, respectively. The Company accrued $3.8 million and $2.2 million for the payment of interest and penalties at December 31, 2009 and 2008, respectively. Interest expense and any associated penalties are shown as income tax expense.

Management is not aware of any reasonable possibility of a significant increase or decrease to the total of the uncertain tax positions within the next 12 months.

The Company files income tax returns in the U.S. federal jurisdiction and various state jurisdictions. With few exceptions, the Company is no longer subject to U.S. federal, state or local income tax examinations by tax authorities for years through 2002. The IRS recently completed an audit of the Company’s tax years 2003 through 2005. The statute remains open for these years as the Company completes the appeals process. See “Tax Matters” in Note 18 for more information on the Company’s tax years 2003 through 2005 audit and the related appeals process.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

(15)	Shareholder’s Equity, Regulatory Risk-Based Capital, Statutory Results and Dividend Restrictions
Regulatory Risk-Based Capital

The State of Ohio, where NLIC and NLAIC are domiciled, imposes minimum risk-based capital requirements that were developed by the NAIC. The formulas for determining the amount of risk-based capital specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of total adjusted capital, as defined by the NAIC, to authorized control level risk-based capital, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. NLIC and NLAIC each exceeded the minimum risk-based capital requirements for all periods presented herein.

Statutory Results

The Company and its subsidiary are required to prepare statutory financial statements in conformity with the NAIC’s Accounting Practices and Procedures Manual, subject to any deviations prescribed or permitted by the applicable state department of insurance. Statutory accounting practices focus on insurer solvency and differ from GAAP materially. The principal differences include charging policy acquisition and certain sales inducement costs to expense as incurred, establishing future policy benefits and claims reserves using different actuarial assumptions, excluding certain assets from statutory admitted assets; and valuing investments and establishing deferred taxes on a different basis. The following tables summarize the statutory net income (loss) and statutory capital and surplus for the Company and its insurance subsidiary for the years ended December 31:

(in millions)	20091	2008	2007
Statutory net income (loss)
NLIC	$397.3	$(919.4)	$410.8
NLAIC	(61.1)	(90.3)	(4.0)

Statutory capital and surplus
NLIC	$3,129.6	$2,749.9	$2,599.9
NLAIC	213.5	122.6	256.6

1	Unaudited as of the date of this report.
On December 31, 2009, NLIC merged with its affiliate, NLICA, with NLIC as the surviving entity. In addition, NLIC’s subsidiary, NLAIC, merged with a subsidiary of NLICA, NLACA, effective as of December 31, 2009, with NLAIC as the surviving entity. See Note 2 (p) for details on the accounting treatment of this transaction.

NLIC received approval from the Ohio Department of Insurance (ODI) regarding the use of a permitted practice related to the statutory accounting provision for the admissibility of deferred tax assets as of December 31, 2008. The permitted practice modifies the practice prescribed by the NAIC by increasing the threshold for admissibility of deferred tax assets from 10% to 15% of statutory capital and surplus. The permitted practice resulted in an increase of NLIC’s estimated statutory surplus of $68.9 million as of December 31, 2008. The permitted practice had no impact on NLIC’s statutory net income. The benefits of this permitted practice was not considered by the Company when determining capital and surplus available for dividends during 2009.

In 2009, the NAIC adopted Statement of Statutory Accounting Principles No. 10R, Income Tax Revised – a temporary replacement of SSAP 10, which is similar to the ODI permitted practice adopted in 2008 with the exception of limiting capital and surplus available for dividends.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

Dividend Restrictions

The payment of dividends by NLIC is subject to restrictions set forth in the insurance laws and regulations of the State of Ohio, its domiciliary state. The State of Ohio insurance laws require Ohio-domiciled life insurance companies to seek prior regulatory approval to pay a dividend or distribution of cash or other property if the fair market value thereof, together with that of other dividends or distributions made in the preceding 12 months, exceeds the greater of (1) 10% of statutory-basis policyholders’ surplus as of the prior December 31 or (2) the statutory-basis net income of the insurer for the prior year. NLIC’s statutory capital and surplus as of December 31, 2009 was $3.13 billion, and statutory net income for the year ended December 31, 2009 was $397.3 million. During the year ended December 31, 2009, NLIC did not pay any dividends to NFS during 2009. As of January 1, 2010, NLIC has the ability to pay dividends to NFS totaling $397.3 million upon providing prior notice to the ODI.

The State of Ohio insurance laws also require insurers to seek prior regulatory approval for any dividend paid from other than earned surplus. Earned surplus is defined under the State of Ohio insurance laws as the amount equal to the Company’s unassigned funds as set forth in its most recent statutory financial statements, including net unrealized capital gains and losses or revaluation of assets. Additionally, following any dividend, an insurer’s policyholder surplus must be reasonable in relation to the insurer’s outstanding liabilities and adequate for its financial needs. The payment of dividends by NLIC may also be subject to restrictions set forth in the insurance laws of the State of New York that limit the amount of statutory profits on NLIC’s participating policies (measured before dividends to policyholders) available for the benefit of the Company and its shareholder.

The Company currently does not expect such regulatory requirements to impair its ability to pay future operating expenses, interest and shareholder dividends.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

Comprehensive Gain (Loss)

The Company’s other comprehensive income and loss includes net income (loss) and certain items that are reported directly within separate components of shareholder’s equity that are not recorded in net income.

The following table summarizes the Company’s other comprehensive gain (loss), before and after federal income tax expense (benefit), for the years ended December 31:

(in millions)	2009	2008	2007
Net unrealized losses on securities available-for-sale arising during the period:
Net unrealized gains (losses) before adjustments	$2,373.9	$(3,827.8)	$(273.1)
Net non-credit gains	38.4	—	—
Net adjustment to DAC	(584.9)	528.8	3.8
Net adjustment to VOBA	(9.4)	8.2	8.0
Net adjustment to future policy benefits and claims	(27.4)	127.8	5.9
Net adjustment to policyholder dividend obligation	(91.3)	88.7	2.2
Related federal income tax (expense) benefit	(594.8)	1,076.1	88.6

Net unrealized gains (losses)	1,104.5	(1,998.2)	(164.6)

Reclassification adjustment for net realized losses on securities available-for-sale realized during the period:
Net realized losses	388.2	1,102.1	105.0
Related federal income tax benefit	(135.9)	(385.7)	(36.8)

Net reclassification adjustment	252.3	716.4	68.2

Other comprehensive gain (loss) on securities available-for-sale	1,356.8	(1,281.8)	(96.4)

Accumulated net holding (losses) gains on cash flow hedges:
Unrealized holding (losses) gains	(4.1)	16.5	(17.2)
Related federal income tax benefit (expense)	1.5	(5.8)	6.0

Other comprehensive (loss) income on cash flow hedges	(2.6)	10.7	(11.2)

Other unrealized (losses) gains:
Net unrealized (losses) gains	(13.5)	7.4	(7.4)
Related federal income tax benefit (expense)	4.7	(2.5)	2.7

Other net unrealized (losses) gains	(8.8)	4.9	(4.7)

Unrecognized amounts on pension plans:
Net unrecognized amounts	—	(12.3)	1.0
Related federal income tax benefit (expense)	—	4.3	(0.4)

Other comprehensive (loss) income on unrecognized pension amounts	—	(8.0)	0.6

Total other comprehensive income (loss)	$1,345.4	$(1,274.2)	$(111.7)

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

The adjustments to DAC and VOBA represent the changes in amortization of DAC and VOBA that would have been required as a charge or credit to operations had such unrealized amounts been realized and allocated to the product lines. The adjustment to future policy benefits and claims represents the increase in policy reserves from using a discount rate that would have been required had such unrealized amounts been realized and the proceeds reinvested at then current market interest rates, which were lower than the then current effective portfolio rate.

The adoption of guidance impacting FASB ASC 320-10, Investments – Debt and Equity Securities resulted in a cumulative-effect adjustment of $235.0 million, net of taxes, to reclassify the non-credit component of previously recognized other-than-temporary impairment losses from the beginning balance of retained earnings to AOCI.

Adjustments for net realized gains and losses on the ineffective portion of cash flow hedges were immaterial during the years ended December 31, 2009, 2008 and 2007.

(16)	Employee Benefit Plans
The Company, excluding certain affiliated companies, participates in a qualified defined benefit pension plan (the Nationwide Retirement Plan or the NRP), several non-qualified defined benefit supplemental executive retirement plans, postretirement benefit plans (life and health care), and the Nationwide Savings Plan 401(k), all sponsored by NMIC. Effective January 30, 2008, NMIC merged the Nationwide Life Insurance Company of America (NLICA) Retirement Plan into the NRP.

The NRP covers all employees of participating employers who have completed at least one year of service and who are at least 21 years of age. Plan assets are invested in a third-party trust and group annuity contracts issued by NLIC. All participants are eligible for benefits based on an account balance formula. However, participants hired prior to 2002 are eligible for benefits based on the highest average annual salary of a specified number of consecutive years of the last ten years of service, if such benefits are of greater value than the account balance feature.

Effective January 1, 2010, NMIC amended the NRP to eliminate the company-paid early retirement enhancement (an additional benefit for associates retiring between ages 55 and 65), which is part of the FAP formula and to stop pay credits under the account balance formula for participants eligible for the account balance formula. An affected associate’s benefits, however, will not be less than the NRP benefit he or she accrued as of December 31, 2009, under the greater of the FAP formula or the account balance formula.

The Company funds pension costs accrued for direct employees plus an allocation of pension costs accrued for employees of affiliates whose work benefits the Company. In addition, separate non-qualified defined benefit pension plans sponsored by NMIC cover certain executives with at least one year of service. The Company’s portion of expense relating to these plans was $11.0 million, $4.6 million, and $11.8 million for the years ended December 31, 2009, 2008 and 2007, respectively. The 2008 expense includes a gain of $5.4 million due to the merger of the NLICA Retirement Plan into the NRP.

See Note 17 for more information on group annuity contracts issued by the Company for various employee benefit plans sponsored by NMIC or its affiliates.

In addition to the NRP, the Company and certain affiliated companies participate in life and health care benefit plans sponsored by NMIC for qualifying retirees. Contributory post-retirement life and health care benefits are generally available to associates, hired prior to and continuously employed since June 1, 2000, for health care benefits, and prior to December 31, 1994, for life benefits, who have attained age 55, and have accumulated 15 years of service with the Company. The associate subsidy for the post-retirement death benefit was capped beginning in 2007. Employer subsidies for retiree life insurance ended as of December 31, 2008. No future employer contributions are anticipated for retiree life insurance and settlement accounting was applied during 2008. Post-retirement health care benefit contributions are adjusted annually and contain cost-sharing features such as deductibles and co-insurance. In addition, there are caps on the Company’s contribution to the cost of the post-retirement health care benefits. The Company does not receive a Medicare Part D subsidy from the government. The Company’s policy is to fund the cost of health care benefits in amounts determined at the discretion of management. Plan assets are invested in a group annuity contract issued by NLIC and a third-party trust.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

On September 3, 2009, NMIC announced changes to the post-retirement health care benefits available under the health care defined benefit plans. On December 31, 2009, each eligible associate’s current cost-sharing percentage was fixed and, following this date, Company contributions towards the cost of post-retirement health care coverage for eligible associates will be based only on service through December 31, 2009. This modification does not impact former associates receiving Nationwide-sponsored retiree health care benefits prior to January 1, 2010. Additionally, effective January 1, 2010, all associates not considered to be highly compensated employees, as defined by IRC 414, became eligible to receive an annual retiree health care credit up to a maximum of $1,000 per year, not to exceed a maximum lifetime benefit amount of $25,000, which includes any years of cost-sharing service earned by December 31, 2009. The credit is equal to one-third of otherwise unmatched Health Savings Account contributions and/or Nationwide Savings Plan (NSP) 401(a) contributions. No contributions will be made by NMIC if the associate does not make eligible contributions.

The Company’s portion of expense relating to these plans was immaterial for the years ended December 31, 2009, 2008 and 2007.

Defined Contribution Plans

NMIC sponsors the NSP, a defined contribution retirement savings plan (a 401(k) plan) covering substantially all of the Company’s associates. Associates may make salary deferral contributions of up to 80%. Salary deferrals of up to 6% are subject to a 50% Company match. In addition, NMIC sponsors the NLICA Producer’s Pension Plan, a defined contribution money purchase plan, covering statutory employees of NLICA. However, this plan has no active participants, and is in the process of being terminated. The Company’s expense for contributions to these plans was $8.7 million, $6.1 million, and $8.0 million for the years ended December 31, 2009, 2008 and 2007, respectively.

(17)	Related Party Transactions
The Company has entered into significant, recurring transactions and agreements with NMIC, other affiliates and subsidiaries as a part of its ongoing operations. These include annuity and life insurance contracts, office space leases, and agreements related to reinsurance, cost sharing, administrative services, marketing, intercompany loans, intercompany repurchases, cash management services and software licensing. Measures used to allocate expenses among companies include individual employee estimates of time spent, special cost studies, the number of full-time employees, commission expense and other methods agreed to by the participating companies.

In addition, Nationwide Services Company, LLC (NSC), a subsidiary of NMIC, provides data processing, systems development, hardware and software support, telephone, mail and other services to the Company, based on specified rates for units of service consumed. For the years ended December 31, 2009, 2008 and 2007, the Company made payments to NMIC and NSC totaling $233.1 million, $285.2 million, and $287.1 million, respectively.

The Company has issued group annuity and life insurance contracts and performs administrative services for various employee benefit plans sponsored by NMIC or its affiliates. Total account values of these contracts were $3.10 billion and $2.96 billion as of December 31, 2009 and 2008, respectively. Total revenues from these contracts were $143.1 million, $137.9 million and $132.3 million for the years ended December 31, 2009, 2008 and 2007, respectively, and include policy charges, net investment income from investments backing the contracts and administrative fees. Total interest credited to the account balances was $115.7 million, $115.6 million, and $110.1 million for the years ended December 31, 2009, 2008 and 2007, respectively. The terms of these contracts are consistent in all material respects with what the Company offers to unaffiliated parties.

The Company leases office space from NMIC. For the years ended December 31, 2009, 2008 and 2007, the Company made lease payments to NMIC of $23.8 million, $21.5 million, and $23.0 million, respectively. In addition, the Company leases office space to an affiliate of NMIC.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

NLIC has a reinsurance agreement with NMIC whereby all of NLIC’s accident and health business not ceded to unaffiliated reinsurers is ceded to NMIC on a modified coinsurance basis. Either party may terminate the agreement on January 1 of any year with prior notice. Under a modified coinsurance agreement, the ceding company retains invested assets, and investment earnings are paid to the reinsurer. Under the terms of NLIC’s agreements, the investment risk associated with changes in interest rates is borne by the reinsurer. The ceding of risk does not discharge the original insurer from its primary obligation to the policyholder. The Company believes that the terms of the modified coinsurance agreements are consistent in all material respects with what the Company could have obtained with unaffiliated parties. Revenues ceded to NMIC for the years ended December 31, 2009, 2008 and 2007 were $176.8 million, $202.3 million, and $317.6 million, respectively, while benefits, claims and expenses ceded during these years were $196.2 million, $218.9 million, and $348.1 million, respectively.

Funds of Nationwide Funds Group (NFG), an affiliate, are offered to the Company’s customers as investment options in certain of the Company’s products. As of December 31, 2009 and 2008, customer allocations to NFG funds totaled $23.73 billion and $18.08 billion, respectively. For the years ended December 31, 2009, 2008, and 2007, NFG paid the Company $78.8 million, $76.7 million, and $79.6 million, respectively, for the distribution and servicing of these funds.

The Company also participates in intercompany repurchase agreements with affiliates whereby the seller transfers securities to the buyer at a stated value. Upon demand or after a stated period, the seller repurchases the securities at the original sales price plus interest. As of December 31, 2009 and 2008, the Company had no outstanding borrowings from affiliated entities under such agreements. During 2009, the Company had no outstanding borrowings at any given time. During 2008 and 2007, the most the Company had outstanding at any given time was $151.6 million and $178.2 million, respectively, and the amounts the Company incurred for interest expense on intercompany repurchase agreements during these years were immaterial.

The Company and various affiliates have agreements with Nationwide Cash Management Company (NCMC), an affiliate, under which NCMC acts as a common agent in handling the purchase and sale of short-term securities for the respective accounts of the participants. Amounts on deposit with NCMC for the benefit of the Company were $918.7 million and $2.58 billion as of December 31, 2009 and 2008, respectively, and are included in short-term investments on the consolidated balance sheets.

Certain annuity products are sold through affiliated companies, which are also subsidiaries of NFS. Total commissions and fees paid to these affiliates for the years ended December 31, 2009, 2008 and 2007 were $48.3 million, $52.7 million, and $59.5 million, respectively.

An affiliate of the Company is currently developing a browser-based policy administration and online brokerage software application for defined benefit plans. In connection with the development of this application, the Company made net payments, which were expensed, to that affiliate related to development totaling $11.2 million, $11.0 million, and $9.4 million for the years ended December 31, 2009, 2008 and 2007, respectively.

The Company entered into a note purchase agreement with an affiliate on November 17, 2006 to purchase $25.0 million of the affiliate’s 5.6% senior notes due November 16, 2016. The notes are secured by certain pledged mortgage servicing rights. The note is payable in seven equal principal installments of $3.8 million, which begin November 6, 2010. Interest is payable semi-annually on each May 16 and November 16.

Through September 30, 2002, the Company filed a consolidated federal income tax return with NMIC, as discussed in more detail in Note 14. Effective October 1, 2002, NLIC began filing a consolidated federal income tax return with NLAIC. Total payments to (from) NMIC were $4.0 million and ($22.5) million during the years ended December 31, 2009 and 2008, respectively. These payments related to tax years prior to deconsolidation. There were no payments during 2007.

During 2009, NLIC received a $20.0 million capital contribution from NFS.

During 2009, NLIC did not pay dividends to NFS. In 2008 and 2007, NLIC paid dividends to NFS totaling $460.5 million, and $612.5 million, respectively.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

During 2009, the Company sold, at fair value, commercial mortgage loans with a carrying value of $273.2 million to Nationwide Mutual Insurance Company (NMIC). The sale resulted in a net realized loss of $33.5 million to the Company.

During 2009, the Company sold private equity investments to NMIC for $61.0 million, including the one private equity investment that is considered a VIE (See Note 20). The private equity investments were carried and sold at fair value. No gain or loss was recognized on the sale.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

(18)	Contingencies
Legal Matters

The Company is a party to litigation and arbitration proceedings in the ordinary course of its business. It is often not possible to determine the ultimate outcome of the pending investigations and legal proceedings or to provide reasonable ranges of potential losses with any degree of certainty. Some matters, including certain of those referred to below, are in very preliminary stages, and the Company does not have sufficient information to make an assessment of the plaintiffs’ claims for liability or damages. In some of the cases seeking to be certified as class actions, the court has not yet decided whether a class will be certified or (in the event of certification) the size of the class and class period. In many of the cases, the plaintiffs are seeking undefined amounts of damages or other relief, including punitive damages and equitable remedies, which are difficult to quantify and cannot be defined based on the information currently available. The Company does not believe, based on information currently known by management, that the outcomes of such pending investigations and legal proceedings are likely to have a material adverse effect on the Company’s consolidated financial position. However, given the large and/or indeterminate amounts sought in certain of these matters and inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could have a material adverse effect on the Company’s consolidated financial position or results of operations in a particular period.

In recent years, life insurance companies have been named as defendants in lawsuits, including class action lawsuits relating to life insurance and annuity pricing and sales practices. A number of these lawsuits have resulted in substantial jury awards or settlements against life insurers other than the Company.

The financial services industry, including mutual fund, variable annuity, retirement plan, life insurance and distribution companies, has also been the subject of increasing scrutiny on a broad range of issues by regulators, legislators and the media over the past few years. Numerous regulatory agencies, including the SEC, the Financial Industry Regulatory Authority and the New York State Attorney General, have commenced industry-wide investigations on such issues as late trading and market timing in connection with mutual funds and variable insurance contracts, and have commenced enforcement actions against some mutual fund and life insurance companies on those issues. The Company has responded to information requests and/or subpoenas from the SEC in 2003 and the New York State Attorney General in 2005 in connection with investigations regarding market timing in certain mutual funds offered in insurance products sponsored by the Company. The Company is not aware of any further action on these matters.

In addition, state and federal regulators and other governmental bodies have commenced investigations, proceedings or inquiries relating to compensation and bidding arrangements and possible anti-competitive activities between insurance producers and brokers and issuers of insurance products, and unsuitable sales and replacements by producers on behalf of the issuer. Also under investigation are compensation and revenue sharing arrangements between the issuers of variable insurance contracts and mutual funds or their affiliates, fee arrangements in retirement plans, the use of side agreements and finite reinsurance agreements, funding agreements issued to back MTN programs, recordkeeping and retention compliance by broker-dealers, and supervision of former registered representatives. Related investigations, proceedings or inquiries may be commenced in the future. The Company and/or its affiliates have been contacted by, self reported or received subpoenas from state and federal regulatory agencies and other governmental bodies, state securities law regulators and state attorneys general for information relating to certain of these investigations, including those relating to compensation, revenue sharing and bidding arrangements, anti-competitive activities, unsuitable sales or replacement practices, fee arrangements in retirement plans, the use of side agreements and finite reinsurance agreements, and funding agreements backing the MTN program. The Company is cooperating with regulators in connection with these inquiries and will cooperate with NMIC in responding to these inquiries to the extent that any inquiries encompass NMIC’s operations.

A promotional and marketing arrangement associated with the Company’s offering of a retirement plan product and related services in Alabama is under investigation by the Alabama Attorney General, which assumed the investigation from the Alabama Securities Commission. The Company currently expects that any damages paid to settle this matter will not have a material adverse impact on its consolidated financial position. It is not possible to predict what effect, if any, the outcome of this investigation may have on the Company’s retirement plan operations with respect to promotional and marketing arrangements in general in the future.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

These proceedings are expected to continue in the future and could result in legal precedents and new industry-wide legislation, rules and regulations that could significantly affect the financial services industry, including mutual fund, retirement plan, life insurance and annuity companies. These proceedings also could affect the outcome of one or more of the Company’s litigation matters. There can be no assurance that any litigation or regulatory actions will not have a material adverse effect on the Company’s consolidated financial position or results of operations in the future.

On September 10, 2009, NRS was named in a lawsuit filed in the Circuit Court for Montgomery County, Alabama entitled Twanna Brown, Individually and on behalf of all other persons in Alabama who are similarly situated, v Nationwide Retirement Solutions, Inc., Alabama State Employees Association, PEBCO, Inc., Edwin “Mac” McArthur, Steve Walkley, Glenn Parker, Ulysses Lavender, Diana McLain, Randy Hebson, and Robert Wagstaff; and Unknown Defendants A-Z. On January 22, 2010, Brown filed an Amended Complaint alleging in Count One, that all the defendants were involved in a civil conspiracy and seeks to recover actual damages, forfeiture of all other payments and/or salaries to be the fruit of such other payments, punitive damages and costs and attorneys fees. In Count Two, although NRS is not named, it is alleged that the remaining defendants breached their fiduciary duties and seeks actual damages, forfeiture of all other payments and/or salaries to be the fruit of such other payments, punitive damages and costs and attorneys fees. In Count Three, although NRS is not named, the plaintiff seeks declaratory relief that the individual defendants breached their fiduciary duties, seeks injunctive relief permanently removing said defendants from their respective offices in the Alabama State Employees Association (ASEA) and PEBCO and costs and attorneys fees. In Count Four, it alleges that any money Nationwide paid belonged exclusively to ASEA for the use and benefit of its membership at large and not for the personal benefit of the individual defendants. Plaintiff seeks to recover actual damages from the individual defendants, forfeiture of all other payments and/or salaries to be the fruit of such other payments, punitive damages and costs and attorneys fees. On February 5, 2010, the Company filed a motion to dismiss, or in the alternative, a motion to stay the amended complaint. On February 9, 2010, the individual defendants filed a motion to dismiss the amended complaint. On December 13, 2009, the plaintiff filed a motion to consolidate this case with Nationwide Retirement Solutions, Inc. v. Alabama State Personnel Board, PEBCO, Inc. and Alabama State Employees Association. The Company continues to defend this case vigorously.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

On November 20, 2007, NRS and NLIC were named in a lawsuit filed in the Circuit Court of Jefferson County, Alabama entitled Ruth A. Gwin and Sandra H. Turner, and a class of similarly situated individuals v Nationwide Life Insurance Company, Nationwide Retirement Solutions, Inc., Alabama State Employees Association, PEBCO, Inc. and Fictitious Defendants A to Z. On December 2, 2008, NRS and NLIC were named in an Amended Class Action Complaint filed in the Circuit Court of Jefferson County, Alabama entitled Ruth A. Gwin, Steven E. Coker, Sandra H. Turner, and a class of similarly situated individuals v. Nationwide Life Insurance Company, Nationwide Retirement Solutions, Inc, Alabama State Employees Association, Inc., PEBCO, Inc. and Fictitious Defendants A to Z claiming to represent a class of all participants in the ASEA Plan, excluding members of the Deferred Compensation Committee, members of the Board of Control, ASEA’s directors, officers and board members, and PEBCO directors, officers and board members. The class period is from November 20, 2001 to the date of trial. In the amended class action complaint, the plaintiffs allege breach of fiduciary duty, wantonness and breach of contract. The amended class action complaint seeks a declaratory judgment, an injunction, an appointment of an independent fiduciary to protect Plan participants, disgorgement of amounts paid, reformation of Plan documents, compensatory damages and punitive damages, plus interest, attorneys’ fees and costs and such other equitable and legal relief to which plaintiffs and class members may be entitled. Also, on December 2, 2008, the plaintiffs filed a motion for preliminary injunction seeking an order requiring periodic payments made by NRS and/or NLIC to ASEA or PEBCO to be held in a trust account for the benefit of Plan participants. On December 16, 2008, the Companies filed their Answer. On April 28, 2009, the court entered an order denying the plaintiffs’ motion for preliminary injunction. NRS and NLIC continue to defend this case vigorously.

On July 11, 2007, NLIC was named in a lawsuit filed in the United States District Court for the Western District of Washington at Tacoma entitled Jerre Daniels-Hall and David Hamblen, Individually and on behalf of All Others Similarly Situated v. National Education Association, NEA Member Benefits Corporation, Nationwide Life Insurance Company, Security Benefit Life Insurance Company, Security Benefit Group, Inc., Security Distributors, Inc., et. al. The plaintiffs seek to represent a class of all current or former National Education Association (NEA) members who participated in the NEA Valuebuilder 403(b) program at any time between January 1, 1991 and the present (and their heirs and/or beneficiaries). The plaintiffs allege that the defendants violated the Employee Retirement Income Security Act of 1974, as amended (ERISA) by failing to prudently and loyally manage plan assets, by failing to provide complete and accurate information, by engaging in prohibited transactions, and by breaching their fiduciary duties when they failed to prevent other fiduciaries from breaching their fiduciary duties. The complaint seeks to have the defendants restore all losses to the plan, restoration of plan assets and profits to participants, disgorgement of endorsement fees, disgorgement of service fee payments, disgorgement of excessive fees charged to plan participants, other unspecified relief for restitution, declaratory and injunctive relief, and attorneys’ fees. On May 23, 2008, the Court granted the defendants’ motion to dismiss. On June 19, 2008, the plaintiffs filed a notice of appeal. On July 10, 2009, the Court of Appeals heard oral argument. NLIC continues to defend this lawsuit vigorously.

On November 15, 2006, NFS, NLIC and NRS were named in a lawsuit filed in the United States District Court for the Southern District of Ohio entitled Kevin Beary, Sheriff of Orange County, Florida, In His Official Capacity, Individually and On Behalf of All Others Similarly Situated v. Nationwide Life Insurance Co., Nationwide Retirement Solutions, Inc. and Nationwide Financial Services, Inc. The plaintiff sought to represent a class of all sponsors of 457(b) deferred compensation plans in the United States that had variable annuity contracts with the defendants at any time during the class period, or in the alternative, all sponsors of 457(b) deferred compensation plans in Florida that had variable annuity contracts with the defendants during the class period. The class period is from January 1, 1996 until the class notice is provided. The plaintiff alleged that the defendants breached their fiduciary duties by arranging for and retaining service payments from certain mutual funds. The complaint sought an accounting, a declaratory judgment, a permanent injunction and disgorgement or restitution of the service fee payments allegedly received by the defendants, including interest. On January 25, 2007, NFS, NLIC and NRS filed a motion to dismiss. On September 17, 2007, the Court granted the motion to dismiss. On October 1, 2007, the plaintiff filed a motion to vacate judgment and for leave to file an amended complaint. On September 15, 2008, the Court denied the plaintiffs’ motion to vacate judgment and for leave to file an amended complaint. On February 3, 2010, the Sixth Circuit Court of Appeals affirmed the District Court’s dismissal of this case. NFS, NLIC and NRS continue to defend this lawsuit vigorously.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

On August 15, 2001, NFS and NLIC were named in a lawsuit filed in the United States District Court for the District of Connecticut entitled Lou Haddock, as trustee of the Flyte Tool & Die, Incorporated Deferred Compensation Plan, et al v. Nationwide Financial Services, Inc. and Nationwide Life Insurance Company. In the plaintiffs’ sixth amended complaint, filed November 18, 2009, they amended the list of named plaintiffs and claim to represent a class of qualified retirement plan trustees under ERISA that purchased variable annuities from NLIC. The plaintiffs allege that they invested ERISA plan assets in their variable annuity contracts and that NLIC and NFS breached ERISA fiduciary duties by allegedly accepting service payments from certain mutual funds. The complaint seeks disgorgement of some or all of the payments allegedly received by NFS and NLIC, other unspecified relief for restitution, declaratory and injunctive relief, and attorneys’ fees. On November 6, 2009, the Court granted the plaintiff’s motion for class certification and certified a class of “All trustees of all employee pension benefit plans covered by ERISA which had variable annuity contracts with NFS and NLIC or whose participant’s had individual variable annuity contracts with NFS and NLIC at any time from January 1, 1996, or the first date NFS and NLIC began receiving payments from mutual funds based on a percentage of assets invested in the funds by NFS and NLIC, whichever came first, to the date of November 6, 2009”. Also on November 6, 2009, the Court denied plaintiffs’ motion to strike NFS and NLIC’s counterclaim for breach of fiduciary duty against the Trustees, in the event NFS and NLIC are held to be a fiduciary at trial, and granted H. Grady Chandler’s motion to intervene. On November 23, 2009, NFS and NLIC filed a rule 23(f) petition asking the Second Circuit Court of Appeals to hear an appeal of the District Court’s order granting class certification. On December 2, 2009, NFS and NLIC filed an answer to the 6th Amended Complaint. On January 29, 2010, the Companies filed a motion for class certification against the four named plaintiffs, as trustees of their respective retirement plans and against the trustees of other ERISA retirement plans who become members of the class certified in this lawsuit, for breach of fiduciary duty to the plans because the trustees approved and accepted the advantages of the allegedly unlawful “revenue sharing” payments. NFS and NLIC continue to defend this lawsuit vigorously.

Tax Matters

Management has established tax reserves in accordance with current accounting guidance, which prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. These reserves are reviewed regularly and are adjusted as events occur that management believes impact its liability for additional taxes, such as lapsing of applicable statutes of limitations; conclusion of tax audits or substantial agreement on the deductibility/nondeductibility of uncertain items; additional exposure based on current calculations; identification of new issues; release of administrative guidance; or rendering of a court decision affecting a particular tax issue. Management believes its tax reserves reasonably provide for potential assessments that may result from IRS examinations and other tax-related matters for all open tax years.

The separate account dividends received deduction (DRD) is a significant component of the Company’s federal income tax provision. On August 16, 2007, the IRS issued Revenue Ruling 2007-54. This ruling took a position with respect to the DRD that could have significantly reduced the Company’s DRD. The Company believes that the position taken by the IRS in the ruling was contrary to existing law and the relevant legislative history.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

In Revenue Ruling 2007-61, released September 25, 2007, the IRS and the U.S. Department of the Treasury suspended Revenue Ruling 2007-54 and informed taxpayers of their intention to address certain issues in connection with the DRD in future tax regulations. Final tax regulations could impact the Company’s DRD in periods subsequent to their effective date.

The IRS recently completed an audit of the Company’s tax years 2003 through 2005. As a result of this audit, the Company received a Revenue Agent’s Report (RAR) and 30-Day Letter (requiring payment of additional tax due or the preparation of protest to start the appeals process) from the IRS in July 2009. The RAR includes an adjustment to reduce the Company’s DRD for the above tax years resulting in additional tax due of $151.0 million. The Company is currently at appeals on this issue and believes that it will ultimately prevail based on technical merits.

(19)	Guarantees
Since 2002, the Company has sold $696.1 million of credit enhanced equity interests in LIHTC Funds to unrelated third parties. The Company has guaranteed cumulative after-tax yields to the third party investors ranging from 3.75% to 7.75% over periods ending between 2002 and 2025. As of December 31, 2009 and 2008, the Company held guarantee reserves totaling $5.5 million and $5.1 million, respectively, on these transactions. These guarantees are in effect for periods of approximately 15 years each. The LIHTC Funds provide a stream of tax benefits to the investors that will generate a yield and return of capital. If the tax benefits are not sufficient to provide these cumulative after-tax yields, then the Company must fund any shortfall, which is mitigated by stabilization collateral set aside by the Company at the inception of the transactions. The maximum amount of undiscounted future payments that the Company could be required to pay the investors under the terms of the guarantees is $985.9 million. The Company does not anticipate making any material payments related to these guarantees.

As of December 31, 2009, the Company did not hold any stabilization reserves as collateral for certain properties owned by the LIHTC Funds, as the LIHTC Funds have met all of the criteria necessary to generate tax credits. Such criteria include completion of construction and the leasing of each unit to a qualified tenant, among others. Properties meeting the necessary criteria are considered to have “stabilized.” The properties are evaluated regularly, and the collateral is released when stabilized. During 2009, the stabilization reserve was not increased and the remainder of the stabilization reserve, $0.8 million, was released into income. In 2008, $0.8 million of the stabilization reserve was released into income.

To the extent there are cash deficits in any specific property owned by the LIHTC Funds, property reserves, property operating guarantees and reserves held by the LIHTC Funds are exhausted before the Company is required to perform under its guarantees. To the extent the Company is ever required to perform under its guarantees, it may recover any such funding out of the cash flow distributed from the sale of the underlying properties of the LIHTC Funds. This cash flow distribution would be paid to the Company prior to any cash flow distributions to unrelated third party investors.

(20)	Variable Interest Entities
In the normal course of business, the Company has relationships with variable interest entities (VIEs). The Company’s VIEs are conduits that assist the Company in structured products transactions involving the sale of LIHTC Funds to third party investors, other structured product issuances, and private equity investments.

The Company considers many factors when determining whether it is (or is not) the primary beneficiary of a VIE. There is a review of the entity’s contract and other deal related information, such as 1) the entity’s equity investment at risk, decision-making abilities, obligations to absorb economic risks and right to receive economic rewards of the entity, 2) whether the contractual or ownership interest in the entity changes with the change in fair value of the entity, and 3) the extent to which, through the variable interest, the Company shares in the entity’s expected losses and residual returns.

The Company was not required to provide financial or other support outside previous contractual requirements to any VIE.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

LIHTC Funds

The Company provides guarantees to limited partners related to the amount of tax credits that will be generated by the funds (see Note 19). The results of operations and financial position of each VIE of which the Company is the primary beneficiary are consolidated along with corresponding noncontrolling interest in the accompanying consolidated financial statements.

The Company had relationships with 19 LIHTC Funds that are considered VIEs as of December 31, 2009 and December 31, 2008, where the Company was the primary beneficiary. Net assets of these consolidated VIEs were $350.6 million and $416.0 million as of December 31, 2009 and December 31, 2008, respectively. The following table summarizes the components of net assets as of December 31:

(in millions)	2009	2008
Other long-term investments	$314.3	$371.1
Short-term investments	16.4	20.9
Other assets	33.8	41.6
Other liabilities	(13.9)	(17.6)
The Company’s total loss exposure from consolidated VIEs was immaterial as of December 31, 2009 and December 31, 2008 (except for the impact of guarantees disclosed in Note 19). Creditors (or beneficial interest holders) of the consolidated VIEs have no recourse to the general credit of the Company.

These LIHTC Funds are financed through the sale of these funds into the secondary market. The proceeds from these sales are used to participate in low-income housing projects that provide tax benefits to the investors.

In addition to the consolidated VIEs described above, the Company holds variable interests in other LIHTC Funds that qualify as VIEs where the Company is not the primary beneficiary. The carrying amount of these unconsolidated VIEs was $110.0 million and $156.3 million as of December 31, 2009 and 2008, respectively. The total exposure to loss on these unconsolidated VIEs was $122.9 million and $179.6 million as of December 31, 2009 and 2008, respectively. The total exposure to loss is determined by adding any unfunded commitments to the carrying amount of the VIEs.

Structured Products

The Company had a relationship with one structured product investment that is considered a VIE as of December 31, 2009 and December 31, 2008, where the Company was the primary beneficiary. Net assets of this consolidated VIE were $9.2 million and $8.9 million as of December 31, 2009 and December 31, 2008, respectively. Creditors (or beneficial interest holders) of the consolidated VIE have no recourse to the general credit of the Company. There are no arrangements that would require the Company to provide financial support to the VIE.

The Company was invested in 7 and 12 structured product investments that are considered VIEs as of December 31, 2009 and 2008, respectively, where the Company is not the primary beneficiary. These structured products are in the form of synthetic collateralized debt obligations and collateralized lease obligations. The carrying amount on these unconsolidated VIEs was $31.8 million and $17.8 million as of December 31, 2009 and 2008, respectively. The total exposure to loss on these unconsolidated VIEs is determined to be the carrying amount of the VIEs.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

Private Equity Investments

The Company had a relationship with one private equity investment that is considered a VIE as of December 31, 2008, where the Company was the primary beneficiary. On September 30, 2009, NLIC sold this private equity investment, which had net assets of $14.1 million, to NMIC.

(21)	Segment Information
Management views the Company’s business primarily based on its underlying products and uses this basis to define its four reportable segments: Individual Investments, Retirement Plans, Individual Protection, and Corporate and Other.

The primary segment profitability measure that management uses is pre-tax operating earnings (loss), which is calculated by adjusting income from continuing operations before federal income taxes and discontinued operations to exclude: (1) net realized investment gains and losses, except for operating items (periodic net amounts paid or received on interest rate swaps that do not qualify for hedge accounting treatment, net realized gains and losses related to hedges on GMDB contracts and securitizations); (2) other-than-temporary impairment losses; (3) the adjustment to amortization of DAC and VOBA related to net realized investment gains and losses; and (4) net loss attributable to noncontrolling interest.

Individual Investments

The Individual Investments segment consists of individual annuity products marketed under the The BEST of AMERICA®, Nationwide DestinationSM, and other Nationwide-specific or private label brands. Deferred annuity contracts provide the customer with tax-deferred accumulation of savings and flexible payout options including lump sum, systematic withdrawal or a stream of payments for life. In addition, deferred variable annuity contracts provide the customer with access to a wide range of investment options and asset protection features, while deferred fixed annuity contracts generate a return for the customer at a specified interest rate fixed for prescribed periods. Immediate annuities differ from deferred annuities in that the initial premium is exchanged for a stream of income for a certain period or for the owner’s lifetime without future access to the original investment. Portfolio income insurance is a form of deferred annuity that provides the income protection features common to today’s variable annuities to owners of specific managed account investments whose assets are outside of the annuity product. The majority of assets and recent sales for the Individual Investments segment consist of deferred variable annuities.

Retirement Plans

The Retirement Plans segment is comprised of the Company’s private and public sector retirement plans business. The private sector primarily includes Internal Revenue Code (IRC) Section 401 fixed and variable group annuity business, and the public sector primarily includes IRC Section 457 and Section 401(a) business in the form of full-service arrangements that provide plan administration and fixed and variable group annuities as well as administration-only business.

Individual Protection

The Individual Protection segment consists of investment life insurance products, including individual variable, COLI and BOLI products; traditional life insurance products; and universal life insurance products. Life insurance products provide a death benefit and generally allow the customer to build cash value on a tax-advantaged basis.

Corporate and Other

The Corporate and Other segment includes the MTN program; structured products business; non-operating realized gains and losses and related amortization, including mark-to-market adjustments on embedded derivatives, net of economic hedges, related to products with living benefits; and other revenues and expenses not allocated to other segments.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

The following tables summarize the Company’s business segment operating results for the years ended December 31:

(in millions)	Individual Investments	Retirement Plans	Individual Protection	Corporate and Other	Total
2009
Revenues:
Policy charges	$521.9	$93.2	$633.7	$(3.7)	$1,245.1
Premiums	191.2	—	278.5	—	469.7
Net investment income	562.0	679.0	491.8	146.3	1,879.1
Non-operating net realized investment gains1	—	—	—	619.1	619.1
Other-than-temporary impairments losses	—	—	—	(574.6)	(574.6)
Other income2	(168.1)	0.1	0.2	(1.4)	(169.2)

Total revenues	1,107.0	772.3	1,404.2	185.7	3,469.2

Benefits and expenses:
Interest credited to policyholder accounts	393.6	432.5	200.8	73.2	1,100.1
Benefits and claims	247.3	—	537.8	27.0	812.1
Policyholder dividends	—	—	87.0	—	87.0
Amortization of DAC	(1.4)	44.5	158.1	264.4	465.6
Amortization of VOBA and other intangible assets	0.9	8.9	45.0	8.0	62.8
Interest expense	—	—	—	55.3	55.3
Other operating expenses	178.8	150.8	183.9	66.3	579.8

Total benefits and expenses	819.2	636.7	1,212.6	494.2	3,162.7

Income (loss) from continuing operations before federal income tax expense (benefit)	287.8	135.6	191.6	(308.5)	$306.5

Less: non-operating net realized investment gains1	—	—	—	(619.1)
Less: non-operating other-than-temporary impairment losses	—	—	—	574.6
Less: adjustment to amortization related to net realized investment gains and losses	—	—	—	296.5
Less: net loss attributable to noncontrolling interest	—	—	—	52.3

Pre-tax operating earnings (loss)	$287.8	$135.6	$191.6	$(4.2)

Assets as of year end	$48,890.6	$25,034.7	$22,115.1	$2,953.3	$98,993.7

1
Excluding operating items (periodic net amounts paid or received on interest rate swaps that do not qualify for hedge accounting treatment and net realized gains and losses related to hedges on GMDB contracts and securitizations).

2	Includes operating items discussed above.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

(in millions)	Individual Investments	Retirement Plans	Individual Protection	Corporate and Other	Total
2008
Revenues:
Policy charges	$602.9	$119.9	$617.7	$—	$1,340.5
Premiums	120.2	—	273.9	—	394.1
Net investment income	530.4	650.7	485.8	197.8	1,864.7
Non-operating net realized investment losses1	—	—	—	(386.8)	(386.8)
Other-than-temporary impairments losses	—	—	—	(1,130.7)	(1,130.7)
Other income2	109.5	0.9	—	(75.6)	34.8

Total revenues	1,363.0	771.5	1,377.4	(1,395.3)	2,116.6

Benefits and expenses:
Interest credited to policyholder accounts	379.1	435.9	196.2	161.4	1,172.6
Benefits and claims	378.5	—	489.4	(11.8)	856.1
Policyholder dividends	—	—	93.1	—	93.1
Amortization of DAC	647.7	40.6	129.9	(126.6)	691.6
Amortization of VOBA and other intangible assets	7.8	1.3	22.1	(0.3)	30.9
Interest expense	—	—	—	61.8	61.8
Other operating expenses	189.9	152.3	191.7	97.7	631.6

Total benefits and expenses	1,603.0	630.1	1,122.4	182.2	3,537.7

(Loss) income from continuing operations before federal income tax expense	(240.0)	141.4	255.0	(1,577.5)	$(1,421.1)

Less: non-operating net realized investment losses1	—	—	—	386.8
Less: non-operating other-than-temporary impairment losses	—	—	—	1,130.7
Less: adjustment to amortization related to net realized investment gains and losses	—	—	—	(139.2)
Less: net loss attributable to noncontrolling interest	—	—	—	72.3

Pre-tax operating (loss) earnings	$(240.0)	$141.4	$255.0	$(126.9)

Assets as of year end	$42,508.1	$22,497.8	$20,360.3	$6,437.4	$91,803.6

1
Excluding operating items (periodic net amounts paid or received on interest rate swaps that do not qualify for hedge accounting treatment and net realized gains and losses related to hedges on GMDB contracts and securitizations).

2	Includes operating items discussed above.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2009, 2008 and 2007

(in millions)	Individual Investments	Retirement Plans	Individual Protection	Corporate and Other	Total
2007
Revenues:
Policy charges	$662.6	$147.3	$574.0	$—	$1,383.9
Premiums	133.3	—	273.7	—	407.0
Net investment income	642.9	655.0	471.2	423.1	2,192.2
Non-operating net realized investment losses1	—	—	—	(36.9)	(36.9)
Other-than-temporary impairments losses	—	—	—	(117.7)	(117.7)
Other income2	3.1	—	—	(4.5)	(1.4)

Total revenues	1,441.9	802.3	1,318.9	264.0	3,827.1

Benefits and expenses:
Interest credited to policyholder accounts	444.3	443.3	192.0	231.4	1,311.0
Benefits and claims	233.5	—	439.0	—	672.5
Policyholder dividends	—	—	83.1	—	83.1
Amortization of DAC	287.1	27.4	93.1	(25.5)	382.1
Amortization of VOBA and other intangible assets	5.3	2.5	40.5	0.2	48.5
Interest expense	—	—	—	70.0	70.0
Other operating expenses	194.8	179.9	187.2	68.9	630.8

Total benefits and expenses	1,165.0	653.1	1,034.9	345.0	3,198.0

Income (loss) from continuing operations before federal income tax expense	276.9	149.2	284.0	(81.0)	$629.1

Less: non-operating net realized investment losses1	—	—	—	36.9
Less: non-operating other-than-temporary impairment losses	—	—	—	117.7
Less: adjustment to amortization related to net realized investment gains and losses	—	—	—	(25.5)
Less: net loss attributable to noncontrolling interest	—	—	—	50.9

Pre-tax operating earnings	$276.9	$149.2	$284.0	$99.0

Assets as of year end	$56,564.4	$27,963.2	$22,874.1	$10,222.0	$117,623.7

1
Excluding periodic net amounts paid or received on interest rate swaps that do not qualify for hedge accounting treatment and net realized gains and losses related to hedges on GMDB contracts and securitizations.

2	Includes operating items discussed above.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule I         Consolidated Summary of Investments – Other Than Investments in Related Parties

As of December 31, 2009 (in millions)

Column A	Column B	Column C	Column D
Type of investment	Cost	Market value	Amount at which shown in the consolidated balance sheet
Fixed maturity securities available-for-sale:
Bonds:
U.S. Treasury securities and obligations of U.S. Government corporations	$136.7	$151.1	$151.1
U.S. Government agencies	551.3	602.8	602.8
Obligations of states and political subdivisions	567.6	548.9	548.9
Foreign governments	69.9	75.1	75.1
Public utilities	2,487.3	2,598.6	2,598.6
All other corporate	21,290.3	20,773.2	20,773.2

Total fixed maturity securities available-for-sale	25,103.1	24,749.7	24,749.7

Equity securities available-for-sale:
Common stocks:
Banks, trusts and insurance companies	28.2	31.5	31.5
Industrial, miscellaneous and all other	1.1	1.9	1.9
Nonredeemable preferred stocks	19.5	19.2	19.2

Total equity securities available-for-sale	48.8	52.6	52.6

Mortgage loans on real estate, net	6,916.4		6,829.0	1
Real estate, net:
Investment properties	11.4		8.9	2

Total real estate, net	11.4		8.9

Policy loans	1,050.4		1,050.4
Other long-term investments	457.5		457.5
Short-term investments, including amounts managed by a related party	1,003.4		1,003.4

Total investments	$34,591.0		$34,151.5

1
Difference from Column B primarily is attributable to valuation allowances due to impairments on mortgage loans on real estate (see Note 6 to the audited consolidated financial statements), hedges and commitment hedges on mortgage loans on real estate.

2	Difference from Column B primarily results from adjustments for accumulated depreciation.
See accompanying notes to consolidated financial statements and report of independent registered public accounting firm.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule III        Supplementary Insurance Information

As of December 31, 2009, 2008 and 2007 and for each of the years then ended (in millions)

Column A	Column B	Column C	Column D	Column E	Column F
Year: Segment	Deferred policy acquisition costs	Future policy benefits, losses, claims and loss expenses	Unearned premiums1	Other policy claims and benefits payable1	Premium revenue
2009
Individual Investments	$1,911.5	$10,870.4			$191.2
Retirement Plans	270.6	11,702.4			—
Individual Protection	1,770.0	8,745.3			278.5
Corporate and Other	31.0	1,831.3

Total	$3,983.1	$33,149.4			$469.7

2008
Individual Investments	$1,883.0	$12,476.8			$120.2
Retirement Plans	290.1	11,497.5			—
Individual Protection	1,734.8	8,350.6			273.9
Corporate and Other	615.9	3,389.6			—

Total	$4,523.8	$35,714.5			$394.1

2007
Individual Investments	$2,078.1	$11,316.4			$133.3
Retirement Plans	292.9	10,973.1			—
Individual Protection	1,637.6	8,191.7			273.7
Corporate and Other	87.0	4,973.4			—

Total	$4,095.6	$35,454.6			$407.0

Column A	Column G	Column H	Column I	Column J	Column K
Year: Segment	Net investment income2	Benefits, claims, losses and settlement expenses	Amortization of deferred policy acquisition costs	Other operating expenses2	Premiums written
2009
Individual Investments	$562.0	$640.9	$(1.4)	$179.7
Retirement Plans	679.0	432.5	44.5	159.7
Individual Protection	491.8	825.6	158.1	228.9
Corporate and Other	146.3	100.2	264.4	129.6

Total	$1,879.1	$1,999.2	$465.6	$697.9

2008
Individual Investments	$530.4	$757.6	$647.7	$197.7
Retirement Plans	650.7	435.9	40.6	153.6
Individual Protection	485.8	778.7	129.9	213.8
Corporate and Other	197.8	149.6	(126.6)	159.2

Total	$1,864.7	$2,121.8	$691.6	$724.3

2007
Individual Investments	$642.9	$677.8	$287.1	$200.1
Retirement Plans	655.0	443.3	27.4	182.4
Individual Protection	471.2	714.1	93.1	227.7
Corporate and Other	423.1	231.4	(25.5)	139.1

Total	$2,192.2	$2,066.6	$382.1	$749.3

1	Unearned premiums and other policy claims and benefits payable are included in Column C amounts.

2
Allocations of net investment income and certain operating expenses are based on numerous assumptions and estimates, and reported segment operating results would change if different methods were applied.

See accompanying notes to consolidated financial statements and report of independent registered public accounting firm.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule IV        Reinsurance

As of December 31, 2009, 2008 and 2007 and for each of the years then ended (dollars in millions)

Column A	Column B	Column C	Column D	Column E	Column F
	Gross amount	Ceded to other companies	Assumed from other companies	Net amount	Percentage of amount assumed to net
2009
Life insurance in force	$208,484.5	$76,136.2	$8.2	$132,356.5	0.0%

Premiums:
Life insurance1	$549.9	$80.5	$0.3	$469.7	0.1%
Accident and health insurance	212.0	222.7	11.7	1.0	NM

Total	$761.9	$303.2	$12.0	$470.7	2.5%

2008
Life insurance in force	$208,071.0	$75,091.7	$12.3	$132,991.6	0.0%

Premiums:
Life insurance1	$476.8	$83.7	$1.0	$394.1	0.3%
Accident and health insurance	182.9	209.3	26.4	—	NM

Total	$659.7	$293.0	$27.4	$394.1	7.0%

2007
Life insurance in force	$200,600.5	$76,178.6	$14.0	$124,435.9	0.0%

Premiums:
Life insurance1	$497.5	$92.5	$2.0	$407.0	0.5%
Accident and health insurance	289.2	316.8	27.6	—	NM

Total	$786.7	$409.3	$29.6	$407.0	7.3%

1	Primarily represents premiums from traditional life insurance and life-contingent immediate annuities and excludes deposits on investment and universal life insurance products.
See accompanying notes to consolidated financial statements and report of independent registered public accounting firm.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule V        Valuation and Qualifying Accounts

Years ended December 31, 2009, 2008 and 2007 (in millions)

Column A	Column B	Column C		Column D	Column E
Description	Balance at beginning of period	Charged (credited) to costs and expenses	Charged to other accounts	Deductions1	Balance at end of period
2009
Valuation allowances - mortgage loans on real estate	$42.4	$84.8	$—	$49.8	$77.4

2008
Valuation allowances - mortgage loans on real estate	$24.8	$20.8	$—	$3.2	$42.4

2007
Valuation allowances - mortgage loans on real estate	$36.0	$1.1	$—	$12.3	$24.8

1	Amounts represent transfers to real estate owned, recoveries and sales to NMIC.
See accompanying notes to consolidated financial statements and report of independent registered public accounting firm.

PART C. OTHER INFORMATION

Item 24.                 Financial Statements and Exhibits

(a)	Financial Statements:

Nationwide Variable Account:

Report of Independent Registered Public Accounting Firm.

Statement of Assets, Liabilities and Contract
Owners' Equity as of December 31, 200 9 .

Statements of Operations for the year
ended December 31, 200 9 .

Statements of Changes in Contract
Owners' Equity for the years ended
December 31, 200 9 and 200 8 .

Notes to Financial Statements.

Nationwide Life Insurance Company and subsidiaries:

Report of Independent Registered Public Accounting Firm.

Consolidated Statements of Income (Loss) for the
years ended December 31, 200 9 , 200 8 and
200 7 .

Consolidated Balance Sheets as of December
31, 200 9 and 200 8 .

Consolidated Statements of Changes in Shareholder’s
Equity as of December 31,   200 9 , 200 8 and 200 7 .

Consolidated Statements of Cash Flows for
the years ended December 31, 200 9 , 200 8
and 200 7 .

Notes to Consolidated Financial Statements.

Financial Statement Schedules

(b) Exhibits

(1)	Resolution of the Depositor's Board of Directors authorizing the establishment of the Registrant *

(2)	Not Applicable

(3)	Underwriting or Distribution of contracts between the Depositor and Principal Underwriter**

(4)	The form of the variable annuity contract*

(5)	Variable Annuity Application*

(6)        Depositor’s Certificate of Incorporation and By-Laws.

(a)
Amended Articles of Incorporation for Nationwide Life Insurance Company.  Filed previously with initial registration statement (333-164125) on January 4, 2010 as document " exhibit6a.htm " and hereby incorporated by reference.

(b)
Amended and Restated Code of Regulations of Nationwide Life Insurance Company.  Filed previously with initial registration statement (333-164125) on January 4, 2010 as document " exhibit6b.htm " and hereby incorporated by reference.

(c)
Articles of Merger of Nationwide Life Insurance Company of America with and into Nationwide Life Insurance Company, effective December 31, 2009. Filed previously with initial registration statement (333-164125) on January 4, 2010 as document " exhibit6c.htm " and hereby incorporated by reference.

(7)	Not Applicable

(8)	Form of Participation Agreements –

The following Fund Participation Agreements were previously filed on July 17, 2007 with pre-effective amendment number 1 of registration statement (333-140608) under Exhibit 26(h), and are hereby incorporated by reference.

(1)	Fund Participation Agreement with AIM Variable Insurance Funds, AIM Advisors, Inc., and AIM Distributors dated January 6, 2003, under document “aimfpa99h1.htm”

(2)	Amended and Restated Fund Participation and Shareholder Services Agreement with American Century Investment Services, Inc. dated September 15, 2004, as amended, under document “amcentfpa99h2”

(3)	Restated and Amended Fund Participation Agreement with The Dreyfus Corporation dated January 27, 2000, as amended, under document “dreyfusfpa99h3.htm”

(4)	Fund Participation Agreement with Federated Insurance Series and Federated Securities Corp. dated April 1, 2006, as amended, under document “fedfpa99h4.htm”

(5)
Fund Participation Agreement with Fidelity Variable Insurance Products Fund dated May 1, 1988, as amended, including Fidelity Variable Insurance Products Fund IV and Fidelity Variable Insurance Products Fund V, under document “fidifpa99h5.htm”

(6)
Amended and Restated Fund Participation Agreement with Franklin Templeton Variable Insurance Products Trust and Franklin/Templeton Distributors, Inc. dated May 1, 2003; as amended, under document “frankfpa99h8.htm”

(7)	Fund Participation Agreement, Service and Institutional Shares, with Janus Aspen Series, dated December 31, 1999, under document “janusfpa99h9a.htm”

(8)	Amended and Restated Fund Participation Agreement with MFS Variable Insurance Trust and Massachusetts Financial Services Company dated February 1, 2003, as amended, under document “mfsfpa99h11.htm”

(9)	Fund Participation Agreement with Nationwide Variable Insurance Trust (formerly, Gartmore Variable Insurance Trust) dated May 2, 2005, as amended, under document “nwfpa99h12a.htm”

(10)
Fund Participation Agreement with Neuberger Berman Advisers Management Trust / Lehman Brothers Advisers Management Trust (formerly, Neuberger Berman Advisers Management Trust) dated January 1, 2006, under document “neuberfpa99h13.htm”

(11)	Fund Participation Agreement with Oppenheimer Variable Account Funds and Oppenheimer Funds, Inc. dated April 13, 2007, under document “oppenfpa99h14.htm”

The following Fund Participation Agreements were previously filed on September 27, 2007 with pre-effective amendment number 3 of registration statement (333-137202) under Exhibit 26(h), and are hereby incorporated by reference.  For information regarding payments Nationwide receives from underlying mutual funds, please see the "Information on Underlying Mutual Fund Payments" section of the prospectus and/or the underlying mutual fund prospectuses.

(12)	Fund Participation Agreement with Wells Fargo Management, LLC, Stephens, Inc. dated November 15, 2004, as amended, as document “wellsfargofpa.htm”.

The following Fund Participation Agreements were previously filed and are hereby incorporated by reference.  For information regarding payments Nationwide receives from underlying mutual funds, please see the "Information on Underlying Mutual Fund Payments" section of the prospectus and/or the underlying mutual fund prospectuses.

(13)
Fund Participation Agreement with Credit Suisse Asset Management, LLC and Provident Distributors, Inc. dated January 3, 2000 was filed on April 22, 2008 with post-effective amendment number 21 of registration statement (033-60063) as document “creditsuisse.htm” and is incorporated by reference.

(14)
Fund Participation Agreement with Evergreen Variable Annuity Trust and Evergreen Equity Trust, dated December 16, 1998 was filed on April 28, 2008 with post-effective amendment number 18 of registration statement (333-21909) as document “evergreenfpa.htm” and is incorporated by reference.

(15)
Fund Participation Agreement with Lazard Freres & Co. LLC, dated October 30, 1998 was filed on April 17, 2008 with post-effective amendment number 50 of registration statement (002-58043) as document “lazardfpa.htm” and is incorporated by reference.

(9)	Opinion of Counsel*

(10)	Consent of Independent Registered Public Accounting Firm – Attached hereto .

(11)	Not Applicable

(12)	Not Applicable

(99)	Power of Attorney – Attached hereto.

*	Filed previously with this Registration Statement (1933 act File No. 2–58043) and hereby incorporated by reference.

**	Filed previously with Post-Effective Amendment No. 36 to the Registration Statement (1933 Act File No. 2-58043) and hereby incorporated by reference.

Item 25.	Directors and Officers of the Depositor

President and Chief Operating Officer and Director	Kirt A. Walker
Executive Vice President and Chief Legal and Governance Officer	Patricia R. Hatler
Executive Vice President-Chief Administrative Officer	Terri L. Hill
Executive Vice President-Chief Human Resources Officer	Gale V. King
Executive Vice President-Chief Information Officer	Michael C. Keller
Executive Vice President-Chief Marketing Officer	James R. Lyski
Executive Vice President-Chief Investment Officer	Gail G. Snyder
Executive Vice President-Finance	Lawrence A. Hilsheimer
Executive Vice President	Mark A. Pizzi
Executive Vice President and Director	Mark R. Thresher
Senior Vice President and Treasurer	Harry H. Hallowell
Senior Vice President-Associate Services	Robert J. Puccio
Senior Vice President-Business Transformation Office	Gregory S. Moran
Senior Vice President-Chief Compliance Officer	Carol Baldwin Moody
Senior Vice President-Chief Financial Officer and Director	Timothy G. Frommeyer
Senior Vice President-Chief Litigation Counsel	Randolph C. Wiseman
Senior Vice President-Chief Risk Officer	Michael W. Mahaffey
Senior Vice President-CIO IT Infrastructure	Robert J. Dickson
Senior Vice President-Customer Insight/Analytic	Paul D. Ballew
Senior Vice President-Customer Relationships	David R. Jahn
Senior Vice President-Division General Counsel	Roger A. Craig
Senior Vice President-Division General Counsel	Thomas W. Dietrich
Senior Vice President-Division General Counsel	Sandra L. Neely
Senior Vice President-Government Relations	Jeffrey D. Rouch
Senior Vice President-Head of Taxation	Pamela A. Biesecker
Senior Vice President-Human Resources	Kim R. Geyer
Senior Vice President-Individual Investments Business Head	Eric S. Henderson
Senior Vice President-Individual Protection Business Head and Director	Peter A. Golato
Senior Vice President-PCIO Information Technology	Srinivas Koushik
Senior Vice President-NF Marketing	Gordon E. Hecker
Senior Vice President-CIO NF Systems	Susan Gueli
Senior Vice President, Chief Financial Officer – Property and Casualty	Michael P. Leach
Senior Vice President-Distribution and Sales	John L. Carter
Senior Vice President-President – NW Retirement Plans	Anne L. Arvia
Senior Vice President-President-Investment Management Group	Michael S. Spangler
Senior Vice President-Property and Casualty Commercial/Farm Product Pricing	W. Kim Austen
Senior Vice President-Human Resources	Kim R. Geyer
Senior Vice President-Marketing Services	Jennifer M. Hanley
Senior Vice President-Property and Casualty Personal Lines Product Pricing	J. Lynn Greenstein
Senior Vice President-Property and Casualty/Farm Product Pricing	James R. Burke
Senior Vice President – Internal Audit	Kai V. Monahan
Senior Vice President	Matthew Jauchius
Vice President – Corporate Governance and Secretary	Robert W. Horner, III
Director	Stephen S. Rasmussen

The business address of the Directors and Officers of the Depositor is:
One Nationwide Plaza, Columbus, Ohio 43215

Item 26.                 Persons Controlled by or Under Common Control with the Depositor or Registrant.

*	Subsidiaries for which separate financial statements are filed
**	Subsidiaries included in the respective consolidated financial statements
***	Subsidiaries included in the respective group financial statements filed for unconsolidated subsidiaries
****	Other subsidiaries

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
1492 Capital, LLC	Ohio		The company acts as an investment holding company.
1717 Brokerage Services, Inc.	Pennsylvania		The company is a multi-state licensed insurance agency.
AGMC Reinsurance, Ltd.	Turks & Caicos Islands		The company is in the business of reinsurance of mortgage guaranty risks.
ALLIED General Agency Company	Iowa		The company acts as a managing general agent and surplus lines broker for property and casualty insurance products.
ALLIED Group, Inc.	Iowa		The company is a property and casualty insurance holding company.
ALLIED Property and Casualty Insurance Company	Iowa		The company underwrites general property and casualty insurance.
ALLIED Texas Agency, Inc.	Texas		The company acts as a managing general agent to place personal and commercial automobile insurance with Colonial County Mutual Insurance Company for the independent agency companies.
AMCO Insurance Company	Iowa		The company underwrites general property and casualty insurance.
American Marine Underwriters, Inc.	Florida		The company is an underwriting manager for ocean cargo and hull insurance.
Atlantic Floridian Insurance Company	Ohio		The company writes personal lines residential property insurance in the State of Florida.
Freedom Specialty Insurance Company	Ohio		The company operates as a multi-line insurance company.
Audenstar Limited	England		The company is an investment holding company.
Champions of the Community, Inc.	Ohio		The company raises money to enable it to make gifts and grants to charitable organizations.
Colonial County Mutual Insurance Company*	Texas		The company underwrites non-standard automobile and motorcycle insurance and various other commercial liability coverages in Texas.
Crestbrook Insurance Company*	Ohio		The company is an Ohio-based multi-line insurance corporation that is authorized to write personal, automobile, homeowners and commercial insurance.
Depositors Insurance Company	Iowa		The company underwrites general property and casualty insurance.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
DVM Insurance Agency, Inc.	California		The company places pet insurance business not written by Veterinary Pet Insurance Company outside of California with National Casualty Company.
Farmland Mutual Insurance Company	Iowa		The company provides property and casualty insurance primarily to agricultural businesses.
Nationwide Better Health, Inc. (fka Future Health Holding Company)	Maryland		The company provides population health management.
Gates, McDonald & Company*	Ohio		The company provides services to employers for managing workers’ and unemployment compensation matters and employee leave administration.
Gates, McDonald & Company of New York, Inc.	New York		The company provides workers’ compensation and self-insured claims administration services to employers with exposure in New York.
GatesMcDonald Health Plus Inc.	Ohio		The company provides medical management and cost containment services to employers.
Insurance Intermediaries, Inc.	Ohio		The company is an insurance agency and provides commercial property and casualty brokerage services.
Life REO Holdings, LLC	Ohio		The company is an investment company.
Lone Star General Agency, Inc.	Texas		The company acts as general agent to market nonstandard automobile and motorcycle insurance for Colonial County Mutual Insurance Company.
National Casualty Company	Wisconsin		The company underwrites various property and casualty coverage, as well as some individual and group accident and health insurance.
National Casualty Company of America, Ltd.	England		This is a limited liability company organized for the purpose of carrying on the business of insurance, reinsurance, indemnity, and guarantee of various kinds. The company is currently inactive.
Nationwide Advantage Mortgage Company*	Iowa		The company makes residential mortgage loans.
Nationwide Affinity Insurance Company of America*	Ohio		The company is a property and casualty insurer that writes personal lines business.
Nationwide Agribusiness Insurance Company	Iowa		The company provides property and casualty insurance primarily to agricultural businesses.
Nationwide Arena, LLC*	Ohio		The purpose of the company is to develop Nationwide Arena and to engage in related development activity.
Nationwide Asset Management Holdings	England and Wales		The company operates as an investment holding company.
Nationwide Asset Management, LLC	Ohio		The company provides investment advisory services as a registered investment advisor to affiliated and non-affiliated clients.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Nationwide Assurance Company	Wisconsin		The company underwrites non-standard automobile and motorcycle insurance.
Nationwide Bank*	United States
This is a federal savings bank chartered by the Office of Thrift Supervision in the United States Department of Treasury to exercise deposit, lending, agency, custody and fiduciary powers and to engage in activities permissible for federal savings banks under the Home Owners’ Loan Act of 1933.

Nationwide Better Health Holding Company (fka Nationwide Better Health, Inc.)	Ohio		The company provides health management services.
Nationwide Cash Management Company	Ohio		The company buys and sells investment securities of a short-term nature as the agent for other corporations, foundations and insurance company separate accounts.
Nationwide Community Development Corporation, LLC	Ohio		The company holds investments in low-income housing funds.
Nationwide Corporation	Ohio		The company acts primarily as a holding company for entities affiliated with Nationwide Mutual Insurance.
Nationwide Emerging Managers, LLC	Delaware		The company acquires and holds interests in registered investment advisors and provides investment management services.
Nationwide Exclusive Agent Risk Purchasing Group, LLC	Ohio		The company’s purpose is to provide a mechanism for the purchase of group liability insurance for insurance agents operating nationwide.
Nationwide Financial Assignment Company	Ohio		The company is an administrator of structured settlements.
Nationwide Financial Institution Distributors Agency, Inc.	Delaware		The company is an insurance agency.
Nationwide Financial Services Capital Trust	Delaware		The trust’s sole purpose is to issue and sell certain securities representing individual beneficial interests in the assets of the trust.
Nationwide Financial Services, Inc.*	Delaware		The company acts primarily as a holding company for companies within the Nationwide organization that offer or distribute long-term savings and retirement products.
Nationwide Financial Structured Products, LLC	Ohio		The company captures and reports the results of the structured products business unit.
Nationwide Foundation*	Ohio		The company contributes to non-profit activities and projects.
Nationwide Fund Advisors (fka Gartmore Mutual Fund Capital Trust)	Delaware		The trust acts as a registered investment advisor.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Nationwide Fund Distributors LLC (successor to Gartmore Distribution Services, Inc.)	Delaware		The company is a limited purpose broker-dealer.
Nationwide Fund Management LLC (successor to Gartmore Investors Services, Inc.)	Delaware		The company provides administration, transfer and dividend disbursing agent services to various mutual fund entities.
Nationwide General Insurance Company	Ohio		The company transacts a general insurance business, except life insurance, and primarily provides automobile and fire insurance to select customers.
Nationwide Global Funds	Luxembourg
The exclusive purpose of the Company is to invest the funds available to it in transferable securities and other assets permitted by law with the aim of spreading investment risks and affording its shareholders the results of the management of its assets.

Nationwide Global Holdings, Inc.	Ohio		The company is a holding company for the international operations of Nationwide.
Nationwide Global Ventures, Inc.	Delaware		The company acts as a holding company.
Nationwide Indemnity Company*	Ohio		The company is involved in the reinsurance business by assuming business from Nationwide Mutual Insurance Company and other insurers within the Nationwide insurance organization.
Nationwide Insurance Company of America	Wisconsin		The company is an independent agency personal lines underwriter of property and casualty insurance.
Nationwide Insurance Company of Florida*	Ohio		The company transacts general insurance business, except life insurance.
Nationwide International Underwriters	California		The company is a special risks, excess and surplus lines underwriting manager.
Nationwide Investment Advisors, LLC	Ohio		The company provides investment advisory services.
Nationwide Investment Services Corporation**	Oklahoma
This is a limited purpose broker-dealer and distributor of variable annuities and variable life products for Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company. The company also provides educational services to retirement plan sponsors and its participants.

Nationwide Life and Annuity Insurance Company**	Ohio		The company engages in underwriting life insurance and granting, purchasing and disposing of annuities.
Nationwide Life Insurance Company*	Ohio		The company provides individual life insurance, group life and health insurance, fixed and variable annuity products and other life insurance products.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Nationwide Lloyds	Texas		The company markets commercial and property insurance in Texas.
Nationwide Mutual Capital, LLC	Ohio		The company acts as a private equity fund investing in companies for investment purposes and to create strategic opportunities for Nationwide.
Nationwide Mutual Capital I, LLC*	Delaware		The business of the company is to achieve long term capital appreciation through a portfolio of primarily domestic equity investments in financial service and related companies.
Nationwide Mutual Fire Insurance Company	Ohio		The company engages in a general insurance and reinsurance business, except life insurance.
Nationwide Mutual Insurance Company*	Ohio		The company engages in a general insurance and reinsurance business, except life insurance.
Nationwide Private Equity Fund, LLC	Ohio		The company invests in private equity funds.
Nationwide Property and Casualty Insurance Company	Ohio		The company engages in a general insurance business, except life insurance.
Nationwide Property Protection Services, LLC	Ohio		The company provides alarm systems and security guard services.
Nationwide Realty Services, Ltd.	Ohio		The company provides relocation services for associates.
Nationwide Realty Investors, Ltd.*	Ohio		The company is engaged in the business of developing, owning and operating real estate and real estate investment.
Nationwide Retirement Solutions, Inc.*	Delaware		The company markets and administers deferred compensation plans for public employees.
Nationwide Retirement Solutions, Inc. of Arizona	Arizona		The company markets and administers deferred compensation plans for public employees.
Nationwide Retirement Solutions, Inc. of Ohio	Ohio		The company provides retirement products, marketing, education and administration to public employees.
Nationwide Retirement Solutions, Inc. of Texas	Texas		The company markets and administers deferred compensation plans for public employees.
Nationwide Retirement Solutions, Insurance Agency, Inc.	Massachusetts		The company markets and administers deferred compensation plans for public employees.
Nationwide SA Capital Trust	Delaware		The trust acts as a registered investment advisor.
Nationwide Sales Solutions, Inc.	Iowa		The company engages in the direct marketing of property and casualty insurance products.
Nationwide Securities, LLC	Delaware		The company is a registered broker-dealer and provides investment management and administrative services.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Nationwide Separate Accounts, LLC	Delaware		The company has deregistered as an investment advisor and acts as a holding company.
Nationwide Services Company, LLC	Ohio		The company performs shared services functions for the Nationwide organization.
Newhouse Capital Partners, LLC	Delaware		The company is an investment holding company.
Newhouse Capital Partners II, LLC	Delaware		The company is an investment holding company.
NF Reinsurance Ltd.*	Bermuda		The company serves as a captive reinsurer for Nationwide Life Insurance Company’s universal life, term life and annuity business.
NFS Distributors, Inc.	Delaware		The company acts primarily as a holding company for Nationwide Financial Services, Inc.’s distribution companies.
NMC CPC WT Investment, LLC	Delaware		The business of the company is to hold and exercise rights in a specific private equity investment.
NWD Asset Management Holdings, Inc.	Delaware		The company is an investment holding company.
NWD Investment Management, Inc.	Delaware		The company acts as a holding company and provides other business services for the NWD Investments group of companies.
NWD Management & Research Trust	Delaware		The company acts as a holding company for the NWD Investments group of companies and as a registered investment advisor.
NWD MGT, LLC	Delaware
The company is a passive investment holder in Newhouse Special Situations Fund I, LLC for the purpose of allocation of earnings to the NWD Investments management team as it relates to the ownership and management of Newhouse Special Situations Fund I, LLC.

Pension Associates, Inc.	Wisconsin		The company provides pension plan administration and record keeping services, and pension plan and compensation consulting.
Premier Agency, Inc.	Iowa		The company is an insurance agency.
Privilege Underwriters, Inc.	Florida		The company acts as a holding company for the PURE Group of insurance companies.
Privilege Underwriters, Reciprocal Exchange	Florida		The company acts as a reciprocal insurance company.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Pure Insurance Company	Florida		The company acts as a captive reinsurance company.
Pure Risk Management, LLC	Florida		The company acts as an attorney-in-fact for Privilege Underwriters Reciprocal Exchange.
Registered Investment Advisors Services, Inc.	Texas		The company is a technology company that facilitates third-party money management services for registered investment advisors.
Retention Alternatives, Ltd.*	Bermuda		The company is a captive insurer and writes first dollar insurance policies in workers’ compensation, general liability and automobile liability for its affiliates in the United States.
Riverview International Group, Inc.	Delaware		The company is an insurance company.
RP&C International, Inc.	Ohio		The company is an investment-banking firm that provides specialist advisory services and innovative financial solutions to public and private companies internationally.
Scottsdale Indemnity Company	Ohio		The company is engaged in a general insurance business, except life insurance.
Scottsdale Insurance Company	Ohio		The company primarily provides excess and surplus lines of property and casualty insurance.
Scottsdale Surplus Lines Insurance Company	Arizona		The company provides excess and surplus lines coverage on a non-admitted basis.
THI Holdings (Delaware), Inc.*	Delaware		The company acts as a holding company for subsidiaries of the Nationwide group of companies.
Titan Auto Insurance of New Mexico, Inc.	New Mexico		The company is an insurance agency that operates employee agent storefronts.
Titan Indemnity Company	Texas		The company is a multi-line insurance company and is operating primarily as a property and casualty insurance company.
Titan Insurance Company	Michigan		The company is a property and casualty insurance company.
Titan Insurance Services, Inc.	Texas		The company is a Texas grandfathered managing general agency.
Veterinary Pet Insurance Company*	California		The company provides pet insurance.
Victoria Automobile Insurance Company	Indiana		The company is a property and casualty insurance company.
Victoria Fire & Casualty Company	Ohio		The company is a property and casualty insurance company.
Victoria National Insurance Company	Ohio		The company is a property and casualty insurance company.
Victoria Select Insurance Company	Ohio		The company is a property and casualty insurance company.
Victoria Specialty Insurance Company	Ohio		The company is a property and casualty insurance company.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
VPI Services, Inc.	California		The company operates as a nationwide pet registry service for holders of Veterinary Pet Insurance Company policies, including pet indemnification and a lost pet recovery program.
Western Heritage Insurance Company	Arizona		The company underwrites excess and surplus lines of property and casualty insurance.
Whitehall Holdings, Inc.	Texas		The company acts as a holding company for the Titan group of agencies.
W.I. of Florida (d.b.a. Titan Auto Insurance)	Florida		The company is an insurance agency and operates as an employee agent storefront for Titan Indemnity Company in Florida.

	COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
*	MFS Variable Account	Ohio		Issuer of Annuity Contracts
*	Nationwide Multi-Flex Variable Account	Ohio		Issuer of Annuity Contracts
*	Nationwide VA Separate Account-A	Ohio		Issuer of Annuity Contracts
*	Nationwide VA Separate Account-B	Ohio		Issuer of Annuity Contracts
*	Nationwide VA Separate Account-C	Ohio		Issuer of Annuity Contracts
*	Nationwide VA Separate Account-D	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-II	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-3	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-4	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-5	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-6	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-7	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-8	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-9	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-10	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-11	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-12	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-13	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-14	Ohio		Issuer of Annuity Contracts
	Nationwide Variable Account-15	Ohio		Issuer of Annuity Contracts
	Nationwide Variable Account-16	Ohio		Issuer of Annuity Contracts
	Nationwide Variable Account-17	Ohio		Issuer of Annuity Contracts
*	Nationwide Provident VA Separate Account 1	Pennsylvania		Issuer of Annuity Contracts
*	Nationwide Provident VA Separate Account A	Delaware		Issuer of Annuity Contracts
	Nationwide VL Separate Account-A	Ohio		Issuer of Life Insurance Policies
	Nationwide VL Separate Account-B	Ohio		Issuer of Life Insurance Policies
*	Nationwide VL Separate Account-C	Ohio		Issuer of Life Insurance Policies
*	Nationwide VL Separate Account-D	Ohio		Issuer of Life Insurance Policies
*	Nationwide VL Separate Account-G	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-2	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-3	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-4	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-5	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-6	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-7	Ohio		Issuer of Life Insurance Policies
*	Nationwide Provident VLI Separate Account 1	Pennsylvania		Issuer of Life Insurance Policies
*	Nationwide Provident VLI Separate Account A	Delaware		Issuer of Life Insurance Policies

NATIONWIDE®

NATIONWIDE MUTUAL INSURANCE COMPANY (CASUALTY) OH
NATIONWIDE MUTUAL FIRE INSURANCE COMPANY (FIRE) OH
Subsidiary Companies — Solid Line
Contractual Association = Double Line
Limited Liability Company Dotted Line
Page 1

(Casualty, Fire and insurance related subsidiaries)

NATIONWIDE®

NATIONWIDE MUTUAL INSURANCE COMPANY (CASUALTY)
OH
NATIONWIDE MUTUAL FIRE INSURANCE COMPANY (FIRE)
OH
IA
OH
NATIONWIDE BANK
FED
PENSION ASSOCIATES, INC.
WI
G.B.
LUX

(Nationwide Corp. subsidiaries)

Item 27.                 Number of Contract Owners

The number of contract owners of Qualified and Non-Qualified Contracts as of February 1, 20 10 was 7,942 and 0, respectively.

Item 28.                 Indemnification

Provision is made in Nationwide's Amended Code of Regulations and expressly authorized by the General Corporation Law of the State of Ohio, for indemnification by Nationwide of any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative by reason of the fact that such person is or was a director, officer or employee of Nationwide, against expenses, including attorneys' fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceeding, to the extent and under the circumstances permitted by the General Corporation Law of the State of Ohio.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers or persons controlling Nationwide pursuant to the foregoing provisions, Nationwide has been informed that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.                 Principal Underwriter

(a)	Nationwide Investment Services Corporation ("NISC") serves as principal underwriter and general distributor for the following separate investment accounts of Nationwide or its affiliates:

MFS Variable Account	Nationwide VA Separate Account-D
Multi-Flex Variable Account	Nationwide VLI Separate Account
Nationwide Variable Account	Nationwide VLI Separate Account-2
Nationwide Variable Account-II	Nationwide VLI Separate Account-3
Nationwide Variable Account-3	Nationwide VLI Separate Account-4
Nationwide Variable Account-4	Nationwide VLI Separate Account-5
Nationwide Variable Account-5	Nationwide VLI Separate Account-6
Nationwide Variable Account-6	Nationwide VLI Separate Account-7
Nationwide Variable Account-7	Nationwide VL Separate Account-C
Nationwide Variable Account-8	Nationwide VL Separate Account-D
Nationwide Variable Account-9	Nationwide VL Separate Account-G
Nationwide Variable Account-10	Nationwide Provident VA Separate Account 1
Nationwide Variable Account-11	Nationwide Provident VA Separate Account A
Nationwide Variable Account-12	Nationwide Provident VLI Separate Account 1
Nationwide Variable Account-13	Nationwide Provident VLI Separate Account A
Nationwide Variable Account-14
Nationwide VA Separate Account-A
Nationwide VA Separate Account-B
Nationwide VA Separate Account-C

(b)	Directors and Officers of NISC:

President	Robert O. Cline
Senior Vice President, Treasurer and Director	James D. Benson
Vice President-Chief Compliance Officer	James J. Rabenstine
Associate Vice President and Secretary	Kathy R. Richards
Associate Vice President-Financial Systems & Treasury Services and Assistant Treasurer	Terry C. Smetzer
Associate Vice President	John J. Humphries, Jr.
Assistant Secretary	Mark E. Hartman
Director	John L. Carter
Director	Eric S. Henderson

The business address of the Directors and Officers of Nationwide Investment Services Corporation is:
One Nationwide Plaza, Columbus, Ohio 43215

(c)
Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption or Annuitization	Brokerage Commissions	Compensation
Nationwide Investment Services Corporation	N/A	N/A	N/A	N/A

Item 30.                 Location of Accounts and Records

Timothy G. Frommeyer
Nationwide Life Insurance Company
One Nationwide Plaza
Columbus, OH  43215

Item 31.                 Management Services
Not Applicable

Item 32.                 Undertakings
The Registrant hereby undertakes to:

(a)
file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

(b)
include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and

(c)	deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.

The Registrant hereby represents that any contract offered by the prospectus and which is issued pursuant to Section 403(b) of the Internal Revenue Code is issued by the Registrant in reliance upon, and in compliance with, the Securities and Exchange Commission's no-action letter to the American Council of Life Insurance (publicly available November 28, 1988) which permits withdrawal restrictions to the extent necessary to comply with Internal Revenue Code Section 403(b)(11).

Nationwide Life Insurance Company hereby represents that the fees and charges deducted under the contract in the aggregate are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Nationwide Life Insurance Company.

Signatures
As required by the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant, NATIONWIDE VARIABLE ACCOUNT certifies that it meets the requirements of Rule 485(b) under the Securities Act of 1933 for effectiveness of the Registration Statement and has caused this Registration Statement to be signed on its behalf in the City of Columbus, and State of Ohio, on this 28 th day of April , 20 10 .
NATIONWIDE VARIABLE ACCOUNT
           (Registrant)

NATIONWIDE LIFE INSURANCE COMPANY
           (Depositor)

By /s/ TIMOTHY D. CRAWFORD
             Timothy D. Crawford

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated on the 28 th day of April , 20 10 .

KIRT A. WALKER
Kirt A. Walker, President and Chief Operating Officer, and Director
MARK R. THRESHER
Mark R. Thresher, Executive Vice President and Director
TIMOTHY G. FROMMEYER
Timothy G. Frommeyer, Senior Vice President-Chief Financial Officer and Director
PETER GOLATO
Peter Golato, Senior Vice President-Individual Protection Business Head and Director
STEPHEN S. RASMUSSEN
Stephen S. Rasmussen, Director

By /s/ TIMOTHY D. CRAWFORD
Timothy D. Crawford
Attorney-in-Fact